UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

875 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-4500

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

Item 1. Reports to Stockholders.

(a)

Xtrackers Artificial Intelligence and Big Data ETF

XAIX: Nasdaq Stock Market

Semi-Annual Shareholder Report — November 30, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
XAIX	$19	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers Artificial Intelligence and Big Data ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	85,835,721
Number of Portfolio Holdings	92
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	124,310

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	46.7% of Net Assets
Alphabet, Inc.	7.4%
Apple, Inc.	5.5%
Palantir Technologies, Inc.	4.6%
NVIDIA Corp.	4.6%
Bank of America Corp.	4.5%
Samsung Electronics Co. Ltd.	4.4%
Amazon.com, Inc.	4.3%
Microsoft Corp.	4.0%
Oracle Corp.	3.8%
Meta Platforms, Inc.	3.6%

Sector Allocation

Sector	% of Net Assets
Software	31%
Technology Hardware, Storage & Peripherals	13%
Semiconductors & Semiconductor Equipment	12%
Interactive Media & Services	11%
IT Services	6%
Communications Equipment	6%
Broadline Retail	5%
Diversified Telecommunication Services	5%
Banks	5%
Commercial Banks	4%
Other	1%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Companies involved in artificial intelligence and big data face intense competition, may have limited product lines, markets, financial resources and personnel. Artificial intelligence and big data companies are also subject to risks of new technologies and are heavily dependent on patents and intellectual property rights and the products of these companies may face obsolescence due to rapid technological developments. Incorporation of ESG criteria in the Fund's investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

Nadaq Global Artificial Intelligence and Big Data Index is a registered trademark of Nasdaq, Inc, (which with its affiliates is  referred to as the “Corporations”) and is licensed for use by DBX Advisors LLC.  The Fund has not been passed on by the Corporations as to their legality or suitability.  The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

XAIX-TSRS

R-104097-2 (1/26) DBX007021 (1/27)

Xtrackers Cybersecurity Select Equity ETF

PSWD: Nasdaq Stock Market

Semi-Annual Shareholder Report — November 30, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSWD	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers Cybersecurity Select Equity ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	7,765,142
Number of Portfolio Holdings	53
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	8,089

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	46.6% of Net Assets
Akamai Technologies, Inc.	5.6%
Qualys, Inc.	5.3%
Crowdstrike Holdings, Inc.	4.8%
Trend Micro, Inc.	4.6%
Fortinet, Inc.	4.5%
Check Point Software Technologies Ltd.	4.5%
GDS Holdings Ltd.	4.4%
SentinelOne, Inc.	4.4%
CyberArk Software Ltd.	4.3%
Palo Alto Networks, Inc.	4.2%

Sector Allocation

Sector	% of Net Assets
Systems Software	55%
Internet Services & Infrastructure	24%
IT Consulting & Other Services	8%
Application Software	7%
Research & Consulting Services	2%
Communications Equipment	2%
Computer Services	1%
Computers-Integrated Systems	0%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Companies in the cybersecurity field face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Companies in the cybersecurity field also face heightened risk caused by obsolescence due to rapid technological developments, by potential loss or impairment of patent and intellectual property rights and by the risk of cyber-attacks. Incorporation of ESG criteria in the fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may under perform other funds that do not have an ESG focus. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the fund. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

PSWD-TSRS

R-104092-2 (1/26) DBX007015 (1/27)

Xtrackers International Real Estate ETF

HAUZ: NYSE Arca, Inc.

Semi-Annual Shareholder Report — November 30, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HAUZ	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers International Real Estate ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	932,265,650
Number of Portfolio Holdings	396
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	440,958

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	22.6% of Net Assets
Goodman Group (Australia)	4.2%
Mitsui Fudosan Co. Ltd. (Japan)	3.4%
Mitsubishi Estate Co. Ltd. (Japan)	3.1%
Sumitomo Realty & Development Co. Ltd. (Japan)	2.4%
Vonovia SE (Germany)	2.3%
Sun Hung Kai Properties Ltd. (Hong Kong)	2.0%
Scentre Group (Australia)	1.5%
Link (Hong Kong)	1.3%
Swiss Prime Site AG (Switzerland)	1.2%
Segro PLC (United Kingdom)	1.2%

Sector Allocation

Sector	% of Net Assets
Real Estate Operations/Development	35%
Diversified	15%
Real Estate Management/Services	12%
Warehouse/Industry	11%
Shopping Centers	10%
Office Property	5%
Apartments	3%
Regional Malls	2%
Health Care	1%
E-Commerce/Services	1%
Other	5%

Geographical Diversification

Country	% of Net Assets
Japan	23%
Australia	13%
Hong Kong	10%
United Kingdom	7%
Singapore	7%
Canada	6%
Sweden	4%
France	4%
Germany	3%
Switzerland	3%
Israel	3%
Other	16%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the fund may diverge from that of the underlying index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. See the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

HAUZ-TSRS

R-104093-2 (1/26) DBX007017 (1/27)

Xtrackers Semiconductor Select Equity ETF

CHPS: Nasdaq Stock Market

Semi-Annual Shareholder Report — November 30, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CHPS	$10	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers Semiconductor Select Equity ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	15,594,852
Number of Portfolio Holdings	53
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	7,379

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	48.1% of Net Assets
SK hynix, Inc.	5.5%
Micron Technology, Inc.	5.2%
Broadcom, Inc.	5.0%
Applied Materials, Inc.	5.0%
KLA Corp.	4.7%
Lam Research Corp.	4.7%
Intel Corp.	4.6%
Analog Devices, Inc.	4.6%
ASML Holding NV	4.5%
QUALCOMM, Inc.	4.3%

Sector Allocation

Sector	% of Net Assets
Semiconductors	65%
Semiconductor Materials & Equipment	30%
Electronic Manufacturing Services	3%
Lasers-Syst/Components	1%
Electronic Components	1%
Industrial Machinery & Supplies	0%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Companies in the semiconductor field face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Cybersecurity companies also face heightened risk due to their dependence on the availability of materials that meet exacting standards, to reliance on a limited number of suppliers and by potential loss or impairment of patent and intellectual property rights. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the Fund. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

CHPS-TSRS

R-104094-2 (1/26) DBX007018 (1/27)

Xtrackers US Green Infrastructure Select Equity ETF

UPGR: Nasdaq Stock Market

Semi-Annual Shareholder Report — November 30, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPGR	$22	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers US Green Infrastructure Select Equity ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	5,545,282
Number of Portfolio Holdings	47
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	8,489

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	27.7% of Net Assets
Fluence Energy, Inc.	3.1%
Rivian Automotive, Inc.	3.0%
EnerSys	3.0%
Bloom Energy Corp.	2.9%
First Solar, Inc.	2.8%
Nextpower, Inc.	2.7%
Parker-Hannifin Corp.	2.7%
Worthington Steel, Inc.	2.5%
Ormat Technologies, Inc.	2.5%
Casella Waste Systems, Inc.	2.5%

Sector Allocation

Sector	% of Net Assets
Industrials	63%
Consumer Discretionary	12%
Materials	11%
Information Technology	5%
Energy	5%
Utilities	5%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund will be sensitive to, and its performance will depend to a great extent on, the overall condition of green or low carbon infrastructure companies. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of green or low carbon energy companies. Such companies face enhanced risks caused by factors including changes in government regulations, the impact of adverse weather conditions and on the demand for renewable energy production. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may under perform other funds that do not have an ESG focus. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the fund. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

UPGR-TSRS

R-104095-2 (1/26) DBX007019 (1/27)

Xtrackers US National Critical Technologies ETF

CRTC: NYSE Arca, Inc.

Semi-Annual Shareholder Report — November 30, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CRTC	$19	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers US National Critical Technologies ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	117,021,717
Number of Portfolio Holdings	221
Portfolio Turnover Rate (%)	4
Total Net Advisory Fees Paid ($)	206,137

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	35.0% of Net Assets
Alphabet, Inc.	6.1%
Amazon.com, Inc.	5.3%
Microsoft Corp.	4.7%
NVIDIA Corp.	4.7%
Meta Platforms, Inc.	4.4%
Exxon Mobil Corp.	2.5%
AbbVie, Inc.	2.1%
Palantir Technologies, Inc.	1.9%
Oracle Corp.	1.7%
Chevron Corp.	1.6%

Sector Allocation

Sector	% of Net Assets
Information Technology	35%
Health Care	17%
Communication Services	16%
Industrials	13%
Utilities	5%
Energy	5%
Consumer Discretionary	5%
Materials	2%
Financials	1%
Real Estate	0%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Critical technologies are technologies that are deemed to be vital to maintaining the national security of the U.S. now and in the future. Companies involved in critical technologies may be subject to a significant amount of governmental regulation, and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on the critical technologies and the companies involved with them. Critical technologies companies are heavily dependent on patent and intellectual property rights which may be difficult to protect. Investing involves risk, including the possible loss of principal. Stocks may decline in value. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

CRTC-TSRS

R-104096-2 (1/26) DBX007020 (1/27)

Xtrackers Harvest CSI 300 China A‑Shares ETF

ASHR: NYSE Arca, Inc.

Semi-Annual Shareholder Report — November 30, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ASHR	$36	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.65%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers Harvest CSI 300 China A-Shares ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	1,644,590,440
Number of Portfolio Holdings	285
Portfolio Turnover Rate (%)	19
Total Net Advisory Fees Paid ($)	6,543,822

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	22.6% of Net Assets
Contemporary Amperex Technology Co. Ltd.	4.1%
Kweichow Moutai Co. Ltd.	3.8%
Ping An Insurance Group Co. of China Ltd.	2.6%
China Merchants Bank Co. Ltd.	2.2%
Zijin Mining Group Co. Ltd.	2.0%
Zhongji Innolight Co. Ltd.	1.9%
Midea Group Co. Ltd.	1.6%
China Yangtze Power Co. Ltd.	1.5%
Industrial Bank Co. Ltd.	1.5%
Eoptolink Technology, Inc. Ltd.	1.4%

Sector Allocation

Sector	% of Net Assets
Financials	24%
Information Technology	21%
Industrials	17%
Materials	9%
Consumer Staples	9%
Consumer Discretionary	7%
Health Care	6%
Utilities	3%
Energy	2%
Communication Services	1%
Real Estate	1%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Funds investing in a single country generally are more volatile than more diversified funds. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards the nature and extent of intervention by the Chinese government in the Chinese securities markets, and the potential unavailability of A shares. The U.S. government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies. To the extent that an Underlying Index includes such a security, and the Fund excludes it, the Fund’s tracking error may increase, and the performance of the Fund and Underlying Index may diverge. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-shares could result in unexpected tax liabilities for the fund which may reduce fund returns. Any reduction or elimination of access to A-shares will have a material adverse effect on the ability of the fund to achieve its investment objective. Performance of the fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

ASHR-TSRS

R-104090-2 (1/26) DBX007013 (1/27)

Xtrackers Harvest CSI 500 China A‑Shares Small Cap ETF

ASHS: NYSE Arca, Inc.

Semi-Annual Shareholder Report — November 30, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ASHS	$37	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.65%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	23,465,251
Number of Portfolio Holdings	490
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	90,123

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	7.2% of Net Assets
Victory Giant Technology Huizhou Co. Ltd.	1.8%
Huagong Tech Co. Ltd.	0.9%
Verisilicon Microelectronics Shanghai Co. Ltd.	0.6%
Wuxi Lead Intelligent Equipment Co. Ltd.	0.6%
Giant Network Group Co. Ltd.	0.6%
Chifeng Jilong Gold Mining Co. Ltd.	0.6%
Sinomine Resource Group Co. Ltd.	0.5%
Beijing Compass Technology Development Co. Ltd.	0.5%
Sunwoda Electronic Co. Ltd.	0.5%
Wolong Electric Group Co. Ltd.	0.6%

Sector Allocation

Sector	% of Net Assets
Information Technology	28%
Materials	19%
Industrials	17%
Financials	9%
Health Care	9%
Consumer Discretionary	7%
Communication Services	3%
Consumer Staples	3%
Utilities	3%
Energy	2%
Real Estate	2%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Funds investing in a single country generally are more volatile than more diversified funds. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards the nature and extent of intervention by the Chinese government in the Chinese securities markets, and the potential unavailability of A shares. The U.S. government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies. To the extent that an Underlying Index includes such a security, and the Fund excludes it, the Fund’s tracking error may increase, and the performance of the Fund and Underlying Index may diverge. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-shares could result in unexpected tax liabilities for the Fund which may reduce fund returns. Any reduction or elimination of access to A-shares will have a material adverse effect on the ability of the fund to achieve its investment objective. Performance of the Fund may diverge from that of the underlying index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

ASHS-TSRS

R-104091-2 (1/26) DBX007014 (1/27)

Xtrackers Nifty 500 India ETF

IND: Nasdaq Stock Market

Semi-Annual Shareholder Report — November 30, 2025

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
IND	$0Footnote Reference(a)	0.19%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period November 25, 2025 (commencement of operations) through November 30, 2025. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized.

Gross expense ratio as of the latest prospectus: 0.19%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers Nifty 500 India ETF (the "Fund") for the period November 25, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	5,006,807
Number of Portfolio Holdings	500
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	153

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	32.6% of Net Assets
HDFC Bank Ltd.	7.5%
Reliance Industries Ltd.	5.1%
ICICI Bank Ltd.	4.8%
Bharti Airtel Ltd.	2.8%
Infosys Ltd.	2.7%
Larsen & Toubro Ltd.	2.4%
State Bank of India	2.0%
ITC Ltd.	1.9%
Axis Bank Ltd.	1.8%
Mahindra & Mahindra Ltd.	1.6%

Sector Allocation

Sector	% of Net Assets
Financials	31%
Consumer Discretionary	11%
Industrials	11%
Materials	8%
Information Technology	8%
Energy	7%
Consumer Staples	6%
Health Care	6%
Communication Services	4%
Utilities	3%
Real Estate	1%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. India is an emerging market country and exhibits significantly greater market volatility from time to time in comparison to more developed markets. Special risks associated with investing in Indian companies include less developed securities markets (which can lead to uncertainty and higher transaction costs), exposure to currency fluctuations, political and legal uncertainty, greater government control over the economy and the threat of conflict from persistent religious and border disputes. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. See the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The Fund is not sponsored, endorsed, sold or promoted by NSE Indices Limited (“NSEI”). NSEI does not make any representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in shares of the Fund particularly or the ability of the Nifty 500 Index (the “Index”) to track general stock market performance in India. The relationship of NSEI to DBX Advisors LLC is only in respect of the licensing of certain trademarks and trade names of its Index which is determined, composed and calculated by NSEI without regard to the DBX Advisors LLC or the Fund. NSEI does not have any obligation to take the needs of the DBX Advisors LLC or the owners of shares of the Fund into consideration in determining, composing or calculating the Index. NSEI is not responsible for or has participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. NSEI has no obligation or liability in connection with the administration, marketing or trading of the Fund.

NSEI does not guarantee the accuracy and/or the completeness of the Index or any data included therein and they shall have no liability for any errors, omissions, or interruptions therein. NSEI does not make any warranty, express or implied, as to results to be obtained by the DBX Advisors LLC, owners of shares of the Fund, or any other person or entity from the use of the Index or any data included therein. NSEI makes no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, NSEI expressly disclaims any and all liability for any damages or losses arising out of or related to the Fund, including any and all direct, special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

IND-TSRS

R-108470-1 (1/26) DBX007016 (1/27)

Xtrackers MSCI All World ex US Hedged Equity ETF

DBAW: NYSE Arca, Inc.

Semi-Annual Shareholder Report — November 30, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBAW	$22	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.40%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers MSCI All World ex US Hedged Equity ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	214,839,607
Number of Portfolio Holdings	1,810
Portfolio Turnover Rate (%)	3
Total Net Advisory Fees Paid ($)	383,414

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	12.4% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.4%
Tencent Holdings Ltd. (China)	1.5%
ASML Holding NV (Netherlands)	1.2%
Samsung Electronics Co. Ltd. (South Korea)	1.1%
Alibaba Group Holding Ltd. (Hong Kong)	1.0%
AstraZeneca PLC (United Kingdom)	0.9%
Roche Holding AG (Switzerland)	0.9%
Nestle SA (Switzerland)	0.8%
SAP SE (Germany)	0.8%
Novartis AG (Switzerland)	0.8%

Sector Allocation

Sector	% of Net Assets
Financials	24%
Industrials	14%
Information Technology	14%
Consumer Discretionary	10%
Health Care	8%
Materials	6%
Consumer Staples	6%
Communication Services	6%
Energy	4%
Utilities	3%
Real Estate	2%

Geographical Diversification

Country	% of Net Assets
Japan	14%
United Kingdom	9%
Canada	8%
China	7%
France	6%
Taiwan	6%
Switzerland	6%
Germany	6%
India	4%
Australia	4%
South Korea	4%
Other	24%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DBAW-TSRS

R-104098-2 (1/26) DBX007022 (1/27)

Xtrackers MSCI EAFE Hedged Equity ETF

DBEF: NYSE Arca, Inc.

Semi-Annual Shareholder Report — November 30, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEF	$19	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers MSCI EAFE Hedged Equity ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	8,435,234,214
Number of Portfolio Holdings	698
Portfolio Turnover Rate (%)	6
Total Net Advisory Fees Paid ($)	14,088,328

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	12.8% of Net Assets
ASML Holding NV (Netherlands)	2.0%
AstraZeneca PLC (United Kingdom)	1.4%
Roche Holding AG (Switzerland)	1.4%
Nestle SA (Switzerland)	1.3%
SAP SE (Germany)	1.3%
Novartis AG (Switzerland)	1.2%
HSBC Holdings PLC (United Kingdom)	1.2%
Shell PLC (United Kingdom)	1.1%
Siemens AG (Germany)	1.0%
Toyota Motor Corp. (Japan)	0.9%

Sector Allocation

Sector	% of Net Assets
Financials	24%
Industrials	19%
Health Care	11%
Consumer Discretionary	10%
Information Technology	8%
Consumer Staples	7%
Materials	5%
Communication Services	4%
Utilities	4%
Energy	3%
Real Estate	2%

Geographical Diversification

Country	% of Net Assets
Japan	22%
United Kingdom	14%
France	10%
Switzerland	10%
Germany	9%
Australia	6%
Netherlands	5%
Sweden	4%
Spain	4%
Italy	3%
Hong Kong	2%
Other	9%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DBEF-TSRS

R-104099-2 (1/26) DBX007023 (1/27)

Xtrackers MSCI Emerging Markets Hedged Equity ETF

DBEM: NYSE Arca, Inc.

Semi-Annual Shareholder Report — November 30, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEM	$36	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers MSCI Emerging Markets Hedged Equity ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	77,728,765
Number of Portfolio Holdings	1,179
Portfolio Turnover Rate (%)	6
Total Net Advisory Fees Paid ($)	239,674

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	30.1% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	11.1%
Tencent Holdings Ltd. (China)	5.0%
Samsung Electronics Co. Ltd. (South Korea)	3.6%
Alibaba Group Holding Ltd. (Hong Kong)	3.3%
SK hynix, Inc. (South Korea)	1.9%
HDFC Bank Ltd. (India)	1.3%
Reliance Industries Ltd. (India)	1.1%
China Construction Bank Corp. (China)	1.0%
Xiaomi Corp. (China)	0.9%
Hon Hai Precision Industry Co. Ltd. (Taiwan)	0.9%

Sector Allocation

Sector	% of Net Assets
Information Technology	26%
Financials	22%
Consumer Discretionary	12%
Communication Services	9%
Industrials	7%
Materials	7%
Energy	4%
Consumer Staples	4%
Health Care	3%
Utilities	2%
Real Estate	1%

Geographical Diversification

Country	% of Net Assets
China	22%
Taiwan	20%
India	16%
South Korea	12%
Brazil	5%
Hong Kong	4%
South Africa	3%
Saudi Arabia	3%
Mexico	2%
Other	11%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards the nature and extent of intervention by the Chinese government in the Chinese securities markets, and the potential unavailability of A shares. The U.S. government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies. To the extent that an Underlying Index includes such a security, and the Fund excludes it, the Fund’s tracking error may increase, and the performance of the Fund and Underlying Index may diverge. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DBEM-TSRS

R-104100-2 (1/26) DBX007024 (1/27)

Xtrackers MSCI Europe Hedged Equity ETF

DBEU: NYSE Arca, Inc.

Semi-Annual Shareholder Report — November 30, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEU	$23	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers MSCI Europe Hedged Equity ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	634,611,339
Number of Portfolio Holdings	406
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	1,504,504

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	19.4% of Net Assets
ASML Holding NV (Netherlands)	3.1%
AstraZeneca PLC (United Kingdom)	2.2%
Roche Holding AG (Switzerland)	2.1%
Nestle SA (Switzerland)	1.9%
SAP SE (Germany)	1.9%
Novartis AG (Switzerland)	1.9%
HSBC Holdings PLC (United Kingdom)	1.8%
Shell PLC (United Kingdom)	1.6%
Siemens AG (Germany)	1.5%
LVMH Moet Hennessy Louis Vuitton SE (France)	1.4%

Sector Allocation

Sector	% of Net Assets
Financials	23%
Industrials	19%
Health Care	14%
Consumer Staples	9%
Consumer Discretionary	8%
Information Technology	7%
Materials	5%
Utilities	5%
Energy	4%
Communication Services	4%
Real Estate	1%

Geographical Diversification

Country	% of Net Assets
United Kingdom	21%
France	16%
Switzerland	15%
Germany	14%
Netherlands	8%
Sweden	6%
Spain	5%
Italy	5%
Denmark	3%
Finland	2%
Other	4%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The European financial markets have recently experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness (which may be located in countries other than those listed in the previous sentence). These events have adversely affected the exchange rate of the euro, the common currency of certain EU countries, and may continue to significantly affect every country in Europe, including countries that do not use the euro. Italy, Portugal and Spain currently have high levels of debt and public spending, which may stifle economic growth, contribute to prolonged periods of recession or lower sovereign debt ratings and adversely impact investments in the Fund. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DBEU-TSRS

R-1040101-2 (1/26) DBX007025 (1/27)

Xtrackers MSCI Eurozone Hedged Equity ETF

DBEZ: NYSE Arca, Inc.

Semi-Annual Shareholder Report — November 30, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEZ	$23	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers MSCI Eurozone Hedged Equity ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	70,028,451
Number of Portfolio Holdings	602
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	167,063

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	24.6% of Net Assets
ASML Holding NV (Netherlands)	5.2%
SAP SE (Germany)	3.2%
Siemens AG (Germany)	2.6%
LVMH Moet Hennessy Louis Vuitton SE (France)	2.4%
Allianz SE (Germany)	2.1%
Banco Santander SA (Spain)	2.0%
Schneider Electric SE (France)	1.9%
Airbus SE (France)	1.8%
Iberdrola SA (Spain)	1.7%
TotalEnergies SE (France)	1.7%

Sector Allocation

Sector	% of Net Assets
Financials	23%
Industrials	20%
Information Technology	12%
Consumer Discretionary	11%
Health Care	7%
Utilities	6%
Consumer Staples	5%
Materials	4%
Communication Services	4%
Energy	3%
Real Estate	1%

Geographical Diversification

Country	% of Net Assets
France	28%
Germany	26%
Netherlands	14%
Spain	10%
Italy	9%
Finland	3%
Belgium	3%
Ireland	2%
Other	3%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The European financial markets have recently experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness (which may be located in countries other than those listed in the previous sentence). These events have adversely affected the exchange rate of the euro, the common currency of certain EU countries, and may continue to significantly affect every country in Europe, including countries that do not use the euro. Italy, Portugal and Spain currently have high levels of debt and public spending, which may stifle economic growth, contribute to prolonged periods of recession or lower sovereign debt ratings and adversely impact investments in the Fund. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. The Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DBEZ-TSRS

R-1040102-2 (1/26) DBX007026 (1/27)

Xtrackers MSCI Japan Hedged Equity ETF

DBJP: NYSE Arca, Inc.

Semi-Annual Shareholder Report — November 30, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBJP	$25	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers MSCI Japan Hedged Equity ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	428,706,912
Number of Portfolio Holdings	185
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	901,018

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	27.8% of Net Assets
Toyota Motor Corp.	4.1%
Sony Group Corp.	3.9%
Mitsubishi UFJ Financial Group, Inc.	3.9%
Hitachi Ltd.	3.2%
Sumitomo Mitsui Financial Group, Inc.	2.4%
SoftBank Group Corp.	2.2%
Advantest Corp.	2.2%
Nintendo Co. Ltd.	2.0%
Tokyo Electron Ltd.	2.0%
Mizuho Financial Group, Inc.	1.9%

Sector Allocation

Sector	% of Net Assets
Industrials	24%
Consumer Discretionary	17%
Financials	16%
Information Technology	14%
Communication Services	8%
Health Care	6%
Consumer Staples	5%
Materials	3%
Real Estate	2%
Utilities	1%
Energy	1%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DBJP-TSRS

R-1040103-2 (1/26) DBX007027 (1/27)

Xtrackers California Municipal Bond ETF

CA: Nasdaq Stock Market

Semi-Annual Shareholder Report — November 30, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CA	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.07%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers California Municipal Bond ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	21,353,258
Number of Portfolio Holdings	256
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	7,046
Modified duration to worst	6.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Credit Quality

Credit Rating	% of Net Assets
AA	73%
AAA	14%
A	11%
NR	0%

Sector Allocation

Sector	% of Net Assets
General	41%
Education	26%
Water	9%
Health Care	8%
Transportation	4%
Airport	4%
Power	3%
Tax	1%
Utilities	1%
Communication Services	0%
Other	2%

The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Although the fund seeks income that is exempt from California and federal income taxes, a portion of the fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

ICE Data Indices, LLC, is used with permission. “ICE®” is a trade mark of ICE Data Indices, LLC or its affiliates. This trademark has been licensed, along with the ICE AMT-Free Broad Liquid California Municipal Index (“Index”) for use by DBX Advisors LLC ("Advisor") in connection with Xtrackers California Municipal Bond ETF (the “Product”). Neither Advisor, DBX ETF Trust (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results. ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

CA-TSRS

R-1040104-2 (1/26) DBX007028 (1/27)

Xtrackers Municipal Infrastructure Revenue Bond ETF

RVNU: NYSE Arca, Inc.

Semi-Annual Shareholder Report — November 30, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RVNU	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers Municipal Infrastructure Revenue Bond ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	135,878,176
Number of Portfolio Holdings	291
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	99,516
Modified duration to worst	7.9 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Credit Quality

Credit Rating	% of Net Assets
AAA	14%
AA	62%
A	22%
BBB	2%

Sector Allocation

Sector	% of Net Assets
Airport	32%
Water & Sewer	23%
Cities, Counties, & Authorities	11%
Toll Facilities	11%
Public Power	11%
Mass Transit	4%
Sales and Special Tax	3%
Seaport	2%
States & US Territories	1%
Other	2%

Top Five State Allocations

Holdings	% of Net Assets
New York	24%
California	17%
Texas	11%
Florida	8%
Illinois	6%

The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Income from municipal bonds may be subject to state and local taxes and at times the alternative minimum tax. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

RVNU-TSRS

R-1040105-2 (1/26) DBX007029 (1/27)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

HDEF: NYSE Arca, Inc.

Semi-Annual Shareholder Report — November 30, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HDEF	$5	0.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers MSCI EAFE High Dividend Yield Equity ETF (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	2,174,898,004
Number of Portfolio Holdings	120
Portfolio Turnover Rate (%)	15
Total Net Advisory Fees Paid ($)	941,745

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	41.4% of Net Assets
Roche Holding AG (Switzerland)	5.2%
Novartis AG (Switzerland)	4.9%
Nestle SA (Switzerland)	4.8%
Shell PLC (United Kingdom)	4.8%
Allianz SE (Germany)	4.4%
Unilever PLC (United Kingdom)	3.9%
Iberdrola SA (Spain)	3.6%
TotalEnergies SE (France)	3.5%
British American Tobacco PLC (United Kingdom)	3.4%
Sanofi SA (France)	2.9%

Sector Allocation

Sector	% of Net Assets
Financials	27%
Consumer Staples	20%
Health Care	14%
Energy	11%
Industrials	9%
Utilities	8%
Consumer Discretionary	5%
Communication Services	4%
Real Estate	1%
Information Technology	1%
Materials	0%

Geographical Diversification

Country	% of Net Assets
Switzerland	22%
United Kingdom	19%
France	13%
Germany	9%
Japan	8%
Singapore	5%
Spain	5%
Australia	4%
Italy	3%
Netherlands	2%
Hong Kong	2%
Other	5%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Dividends are not guaranteed. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected. Performance of a Fund may diverge from that of an Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

HDEF-TSRS

R-1040107-2 (1/26) DBX007031 (1/27)

Xtrackers US 0-1 Year Treasury ETF

TRSY: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — November 30, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TRSY	$3	0.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.06%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers US 0-1 Year Treasury ETF (the "Fund") for the period June 1, 2025  (commencement of operations) to November 30, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	20,504,620
Number of Portfolio Holdings	106
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	5,858
Modified duration to worst	0.4 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Asset Allocation Table

Asset Type	% of Net Assets
U.S. Treasury Obligations	99%
Other Assets and Liabilities (Net)	1%

Credit Quality

Credit Rating	% of Net Assets
AA	100%

 The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal circumstances, the Fund's investments may be more susceptible than a money market fund's investments to credit risk, interest rate risk, valuation risk and other risks relevant to the Fund's investments. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government. The “full faith and credit” guarantee of the US government applies to the timely repayment of interest, and does not eliminate market risk. Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

ICE Data Indices, LLC, is used with permission. “ICE®” is a trade mark of ICE Data Indices, LLC or its affiliates. This trademark has been licensed, along with the ICE U.S. Treasury Short Bond Index (“Index”) for use by DBX Advisors LLC ("Advisor") in connection with Xtrackers US 0-1 Year Treasury ETF (the “Product”). Neither Advisor, DBX ETF Trust (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results. ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

TRSY-TSRS

R-1040106-2 (1/26) DBX007030 (1/27)

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included under Item 7.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

November 30, 2025

Semi-Annual Financial Statements and Other Information

DBX ETF Trust

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers Nifty 500 India ETF (IND)

Table of Contents

Page

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF	2

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	8

Xtrackers Nifty 500 India ETF	18

Statements of Assets and Liabilities	25

Statements of Operations	26

Statements of Changes in Net Assets	27

Financial Highlights	29

Notes to Financial Statements	32

Board Considerations in Approval of Investment Advisory Contracts	40

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust  |  1

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF

November 30, 2025 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 99.7%

Communication Services — 1.0%
China United Network Communications Ltd., Class A	8,181,381	6,248,951
Focus Media Information Technology Co. Ltd., Class A	5,203,479	5,409,634
Kunlun Tech Co. Ltd., Class A *	461,418	2,839,033
Mango Excellent Media Co. Ltd., Class A	418,322	1,533,672

(Cost $13,009,166)		16,031,290

Consumer Discretionary — 7.1%
Beijing Roborock Technology Co. Ltd., Class A	104,882	2,257,591
BYD Co. Ltd., Class A	1,297,616	17,467,590
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	67,939	1,157,670
China Tourism Group Duty Free Corp. Ltd., Class A	464,593	5,193,396
Chongqing Changan Automobile Co. Ltd., Class A	2,435,484	4,113,167
Fuyao Glass Industry Group Co. Ltd., Class A	810,249	7,550,207
Great Wall Motor Co. Ltd., Class A	688,577	2,132,963
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,199,653	12,557,178
Guangzhou Automobile Group Co. Ltd., Class A	1,314,339	1,719,633
Haier Smart Home Co. Ltd., Class A	1,898,802	7,407,312
Huali Industrial Group Co. Ltd., Class A	84,060	726,470
Huayu Automotive Systems Co. Ltd., Class A	809,730	2,224,212
Huizhou Desay Sv Automotive Co. Ltd., Class A	154,434	2,402,607
Midea Group Co. Ltd., Class A	2,393,705	27,038,753
Ningbo Tuopu Group Co. Ltd., Class A	462,056	4,118,043
Oppein Home Group, Inc., Class A	94,689	712,387
SAIC Motor Corp. Ltd., Class A	2,270,456	4,807,526
Sailun Group Co. Ltd., Class A	1,397,900	3,153,723
Seres Group Co. Ltd., Class A	400,406	7,146,810
Zhejiang China Commodities City Group Co. Ltd., Class A	1,363,566	3,174,627

(Cost $77,271,491)		117,061,865

Consumer Staples — 8.7%
Anhui Gujing Distillery Co. Ltd., Class A	63,809	1,500,932
Eastroc Beverage Group Co. Ltd., Class A	104,240	3,887,455
Foshan Haitian Flavouring & Food Co. Ltd., Class A	868,036	4,537,915

	Number of Shares	Value $

Guangdong Haid Group Co. Ltd., Class A	410,422	3,239,303
Henan Shuanghui Investment & Development Co. Ltd., Class A	558,227	2,131,084
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,103,254	12,896,024
Jiangsu King’s Luck Brewery JSC Ltd., Class A	337,071	1,801,710
Jiangsu Yanghe Distillery Co. Ltd., Class A	275,480	2,579,496
Kweichow Moutai Co. Ltd., Class A	302,409	62,043,912
Luzhou Laojiao Co. Ltd., Class A	362,324	6,963,689
Muyuan Foods Co. Ltd., Class A	1,321,692	9,487,528
New Hope Liuhe Co. Ltd., Class A	904,569	1,203,977
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	257,302	7,071,356
Tsingtao Brewery Co. Ltd., Class A	168,510	1,514,704
Wens Foodstuff Group Co. Ltd., Class A	2,535,918	6,485,155
Wuliangye Yibin Co. Ltd., Class A	925,272	15,423,599
Yihai Kerry Arawana Holdings Co. Ltd., Class A	304,070	1,278,661

(Cost $89,560,113)		144,046,500

Energy — 2.4%
China Coal Energy Co. Ltd., Class A	883,634	1,689,802
China Merchants Energy Shipping Co. Ltd., Class A	1,513,500	1,886,015
China Oilfield Services Ltd., Class A	158,885	313,954
China Petroleum & Chemical Corp., Class A	7,184,514	5,873,703
China Shenhua Energy Co. Ltd., Class A	1,677,268	9,760,082
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	842,964	1,440,332
PetroChina Co. Ltd., Class A	5,649,782	7,791,536
Shaanxi Coal Industry Co. Ltd., Class A	1,984,769	6,367,071
Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,369,550	1,303,706
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	508,700	938,266
Yankuang Energy Group Co. Ltd., Class A	908,780	1,788,021

(Cost $23,486,346)		39,152,488

Financials — 23.6%
Agricultural Bank of China Ltd., Class A	15,357,083	17,464,313
Bank of Beijing Co. Ltd., Class A	7,314,507	5,876,519
Bank of Chengdu Co. Ltd., Class A	1,333,656	3,182,333

See Notes to Financial Statements.

2   |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Bank of China Ltd., Class A	7,035,300	6,040,294
Bank of Communications Co. Ltd., Class A	12,764,059	13,703,052
Bank of Hangzhou Co. Ltd., Class A	2,603,589	5,741,234
Bank of Jiangsu Co. Ltd., Class A	7,416,960	11,246,243
Bank of Nanjing Co. Ltd., Class A	3,625,590	5,933,334
Bank of Ningbo Co. Ltd., Class A	1,561,334	6,265,300
Bank of Shanghai Co. Ltd., Class A	4,854,165	6,783,568
Capital Securities Co. Ltd., Class A	255,300	755,078
China CITIC Bank Corp. Ltd., Class A	2,548,022	2,796,737
China Construction Bank Corp., Class A	4,357,475	5,953,862
China Everbright Bank Co. Ltd., Class A	9,245,073	4,720,676
China Galaxy Securities Co. Ltd., Class A	1,140,817	2,565,665
China International Capital Corp. Ltd., Class A (a)	602,410	2,972,897
China Life Insurance Co. Ltd., Class A	844,830	5,200,498
China Merchants Bank Co. Ltd., Class A	5,917,933	35,951,743
China Merchants Securities Co. Ltd., Class A	1,739,887	4,008,933
China Minsheng Banking Corp. Ltd., Class A	12,276,397	7,102,005
China Pacific Insurance Group Co. Ltd., Class A	1,644,380	8,082,463
China Zheshang Bank Co. Ltd., Class A	8,023,740	3,484,191
Chongqing Rural Commercial Bank Co. Ltd., Class A	3,382,200	3,109,563
Cinda Securities Co. Ltd., Class A (a)	487,800	1,227,452
CITIC Securities Co. Ltd., Class A	4,733,593	18,472,656
CNPC Capital Co. Ltd., Class A	1,386,500	1,796,396
CSC Financial Co. Ltd., Class A	650,561	2,281,136
East Money Information Co. Ltd., Class A	6,113,301	20,233,843
Everbright Securities Co. Ltd., Class A	1,011,694	2,479,901
Founder Securities Co. Ltd., Class A	1,963,996	2,152,926
GF Securities Co. Ltd., Class A	1,491,853	4,460,852
Guosen Securities Co. Ltd., Class A	1,518,618	2,783,815
Guotai Haitong Securities Co. Ltd.	5,327,002	14,436,605
Hithink RoyalFlush Information Network Co. Ltd., Class A	109,395	4,970,038
Hongta Securities Co. Ltd., Class A	567,610	690,455
Huatai Securities Co. Ltd., Class A	2,477,547	7,394,198

	Number of Shares	Value $

Huaxia Bank Co. Ltd., Class A	3,211,193	3,147,649
Industrial & Commercial Bank of China Ltd., Class A	16,832,651	19,309,014
Industrial Bank Co. Ltd., Class A	7,975,170	23,813,044
Industrial Securities Co. Ltd., Class A	3,025,356	2,897,023
New China Life Insurance Co. Ltd., Class A	437,253	4,061,501
Orient Securities Co. Ltd., Class A	2,490,573	3,667,218
People’s Insurance Co. Group of China Ltd., Class A	1,692,098	2,072,670
Ping An Bank Co. Ltd., Class A	4,792,656	7,870,371
Ping An Insurance Group Co. of China Ltd., Class A	5,204,810	43,428,018
Postal Savings Bank of China Co. Ltd., Class A	5,317,900	4,272,433
SDIC Capital Co. Ltd., Class A	748,229	774,698
Shanghai Pudong Development Bank Co. Ltd., Class A	6,463,579	10,495,464
Shanghai Rural Commercial Bank Co. Ltd., Class A	2,799,600	3,730,213
Shenwan Hongyuan Group Co. Ltd., Class A	4,538,387	3,305,944
Zheshang Securities Co. Ltd., Class A	1,297,750	2,009,980
Zhongtai Securities Co. Ltd., Class A	1,081,345	1,014,062

(Cost $273,085,324)		388,190,076

Health Care — 5.5%
Aier Eye Hospital Group Co. Ltd., Class A	2,432,190	3,956,235
Beijing Tiantan Biological Products Corp. Ltd., Class A	574,134	1,404,090
Beijing Tong Ren Tang Co. Ltd., Class A	356,996	1,689,065
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A *	170,765	1,159,865
Changchun High-Tech Industry Group Co. Ltd., Class A	145,938	2,048,940
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	343,841	1,366,629
Chongqing Zhifei Biological Products Co. Ltd., Class A	500,134	1,454,442
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	355,312	1,296,631
Hangzhou Tigermed Consulting Co. Ltd., Class A	246,834	1,780,931
Huadong Medicine Co. Ltd., Class A	473,268	2,811,533
Imeik Technology Development Co. Ltd., Class A	63,887	1,313,633
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,161,021	18,975,684

See Notes to Financial Statements.

DBX ETF Trust  | 3

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Pharmaron Beijing Co. Ltd., Class A	432,385	1,770,541
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	729,122	2,797,929
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	402,183	1,013,152
Shanghai RAAS Blood Products Co. Ltd., Class A	2,791,234	2,617,559
Shanghai United Imaging Healthcare Co. Ltd., Class A	244,941	4,611,330
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	298,490	8,613,268
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	194,184	1,616,941
Sichuan Biokin Pharmaceutical Co. Ltd., Class A *	43,032	2,309,822
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	541,200	2,634,847
WuXi AppTec Co. Ltd., Class A	1,211,228	15,622,835
Yunnan Baiyao Group Co. Ltd., Class A	482,006	3,822,014
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	157,460	3,827,869

(Cost $80,352,455)		90,515,785

Industrials — 16.9%
AECC Aviation Power Co. Ltd., Class A	1,013,135	5,327,990
Air China Cargo Co. Ltd., Class A	692,300	615,931
Air China Ltd., Class A *	1,871,037	2,125,126
Beijing New Building Materials PLC, Class A	520,097	1,861,929
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	14,806,026	10,659,652
China CSSC Holdings Ltd., Class A	2,221,640	10,800,403
China Eastern Airlines Corp. Ltd., Class A *	4,623,845	3,296,253
China Energy Engineering Corp. Ltd., Class A	7,928,477	2,635,387
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	1,144,237	1,610,371
China National Chemical Engineering Co. Ltd., Class A	2,233,206	2,353,270
China Railway Group Ltd., Class A	5,132,102	3,941,685
China Southern Airlines Co. Ltd., Class A *	2,803,466	2,688,511
China State Construction Engineering Corp. Ltd., Class A	10,255,707	7,543,201
Contemporary Amperex Technology Co. Ltd., Class A	1,276,717	67,394,275
COSCO SHIPPING Holdings Co. Ltd., Class A	3,158,317	6,526,685
CRRC Corp. Ltd., Class A	6,564,716	6,750,517

	Number of Shares	Value $

Daqin Railway Co. Ltd., Class A	6,271,655	4,861,267
Dongfang Electric Corp. Ltd., Class A	708,664	2,151,081
Eve Energy Co. Ltd., Class A	635,873	6,422,678
FAW Jiefang Group Co. Ltd., Class A	1,059,088	1,074,083
Goneo Group Co. Ltd., Class A	225,571	1,367,164
Gotion High-tech Co. Ltd., Class A	567,226	3,136,235
Jiangsu Expressway Co. Ltd., Class A	262,823	484,389
Jiangsu Hengli Hydraulic Co. Ltd., Class A	266,940	3,824,809
Metallurgical Corp. of China Ltd., Class A	4,062,858	1,827,451
NARI Technology Co. Ltd., Class A	2,152,688	6,747,418
Ningbo Deye Technology Co. Ltd., Class A	171,956	1,970,104
Power Construction Corp. of China Ltd., Class A	4,256,628	3,269,281
Qingdao Port International Co. Ltd., Class A	460,400	547,018
Sany Heavy Industry Co. Ltd., Class A	3,059,588	8,793,735
SF Holding Co. Ltd., Class A	1,173,075	6,366,552
Shanghai International Airport Co. Ltd., Class A	750,773	3,362,066
Shanghai International Port Group Co. Ltd., Class A	1,953,347	1,511,309
Shenzhen Inovance Technology Co. Ltd., Class A	954,693	9,541,664
Sichuan Road & Bridge Group Co. Ltd., Class A	1,290,800	1,721,700
Sieyuan Electric Co. Ltd., Class A	337,180	6,843,849
Spring Airlines Co. Ltd., Class A	221,791	1,724,159
Sungrow Power Supply Co. Ltd., Class A	724,070	18,731,863
TBEA Co. Ltd., Class A	2,559,678	7,892,754
Weichai Power Co. Ltd., Class A	2,812,570	6,886,319
XCMG Construction Machinery Co. Ltd., Class A	4,169,645	6,086,470
YTO Express Group Co. Ltd., Class A	740,443	1,785,676
Yutong Bus Co. Ltd., Class A	708,300	3,116,764
Zhejiang Chint Electrics Co. Ltd., Class A	604,192	2,401,419
Zhejiang Huayou Cobalt Co. Ltd., Class A	708,656	6,197,570
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,119,817	6,807,697
Zhuzhou CRRC Times Electric Co. Ltd., Class A	164,089	1,156,066
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	2,930,253	3,348,909

(Cost $190,927,353)		278,090,705

See Notes to Financial Statements.

4   |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Information Technology — 21.5%
360 Security Technology, Inc., Class A	2,054,268	3,957,500
ACM Research Shanghai, Inc., Class A	61,978	1,384,049
Advanced Micro-Fabrication Equipment, Inc., China, Class A	222,578	8,440,454
Avary Holding Shenzhen Co. Ltd., Class A	356,443	2,275,318
Beijing Kingsoft Office Software, Inc., Class A	121,583	5,353,683
BOE Technology Group Co. Ltd., Class A	20,390,435	11,132,701
Cambricon Technologies Corp. Ltd., Class A *	100,104	18,845,871
Chaozhou Three-Circle Group Co. Ltd., Class A	734,943	4,573,967
China Railway Signal & Communication Corp. Ltd., Class A	2,373,479	1,745,724
China Resources Microelectronics Ltd., Class A	389,076	2,555,171
CSI Solar Co. Ltd., Class A	894,374	2,175,877
Empyrean Technology Co. Ltd., Class A	126,300	1,868,624
Eoptolink Technology, Inc. Ltd., Class A	481,680	23,695,993
Flat Glass Group Co. Ltd., Class A	364,058	831,114
Foxconn Industrial Internet Co. Ltd., Class A	1,912,650	16,426,839
GigaDevice Semiconductor, Inc., Class A	335,365	9,629,428
GoerTek, Inc., Class A	1,285,521	5,460,359
Hangzhou First Applied Material Co. Ltd., Class A	678,107	1,353,356
Hangzhou Silan Microelectronics Co. Ltd., Class A	849,127	3,354,519
Huaqin Technology Co. Ltd., Class A	165,514	2,053,854
Hundsun Technologies, Inc., Class A	873,944	3,624,385
Hygon Information Technology Co. Ltd., Class A	463,364	14,241,926
IEIT Systems Co. Ltd., Class A	615,387	5,360,993
Iflytek Co. Ltd., Class A	1,242,200	8,700,794
Isoftstone Information Technology Group Co. Ltd., Class A	302,000	2,035,432
JA Solar Technology Co. Ltd., Class A *	1,096,782	1,872,468
JCET Group Co. Ltd., Class A	942,689	4,788,181
Jinko Solar Co. Ltd., Class A *	2,333,811	1,858,492
Lens Technology Co. Ltd., Class A	1,076,678	4,187,986

	Number of Shares	Value $

Lingyi iTech Guangdong Co., Class A	1,510,760	2,970,277
LONGi Green Energy Technology Co. Ltd., Class A *	3,073,725	8,073,533
Loongson Technology Corp. Ltd., Class A *	98,808	1,848,309
Luxshare Precision Industry Co. Ltd., Class A	2,513,725	20,543,859
Maxscend Microelectronics Co. Ltd., Class A	262,217	2,566,944
Montage Technology Co. Ltd., Class A	591,505	9,914,333
National Silicon Industry Group Co. Ltd., Class A *	977,868	2,930,879
NAURA Technology Group Co. Ltd., Class A	226,041	13,680,950
Ninestar Corp., Class A *	605,764	1,593,687
OmniVision Integrated Circuits Group, Inc.	464,763	7,853,751
Range Intelligent Computing Technology Group Co. Ltd., Class A	348,580	2,352,825
SG Micro Corp., Class A	257,651	2,372,464
Shanghai Baosight Software Co. Ltd., Class A	595,856	1,799,392
Shengyi Technology Co. Ltd., Class A	654,598	5,340,558
Shennan Circuits Co. Ltd., Class A	156,296	4,323,072
Shenzhen Transsion Holdings Co. Ltd., Class A	266,224	2,414,125
Suzhou TFC Optical Communication Co. Ltd., Class A	249,063	5,566,126
TCL Technology Group Corp., Class A	10,950,884	6,335,184
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A *	1,756,748	2,333,253
Tongwei Co. Ltd., Class A *	1,416,389	4,583,797
Trina Solar Co. Ltd., Class A *	759,396	1,943,093
Unigroup Guoxin Microelectronics Co. Ltd., Class A	403,652	4,342,603
Unisplendour Corp. Ltd., Class A	1,167,935	4,116,740
WUS Printed Circuit Kunshan Co. Ltd., Class A	699,999	6,876,325
Xinjiang Daqo New Energy Co. Ltd., Class A *	404,825	1,641,654
Yealink Network Technology Corp. Ltd., Class A	361,137	1,724,492
Yonyou Network Technology Co. Ltd., Class A *	1,103,019	2,224,792
Zhejiang Dahua Technology Co. Ltd., Class A	1,462,201	3,917,182
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	398,891	2,059,932

See Notes to Financial Statements.

DBX ETF Trust  | 5

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Zhongji Innolight Co. Ltd., Class A	433,626	31,556,398
ZTE Corp., Class A	1,625,451	9,676,973

(Cost $190,517,136)		353,262,560

Materials — 9.2%
Aluminum Corp. of China Ltd., Class A	3,888,618	5,780,757
Anhui Conch Cement Co. Ltd., Class A	1,219,067	3,940,039
Baoshan Iron & Steel Co. Ltd., Class A	4,453,443	4,566,890
China Jushi Co. Ltd., Class A	1,139,613	2,403,377
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,210,922	7,707,534
Citic Pacific Special Steel Group Co. Ltd., Class A	447,972	959,953
CMOC Group Ltd., Class A	3,432,672	7,880,206
Ganfeng Lithium Group Co. Ltd., Class A	554,647	4,907,166
Guangzhou Tinci Materials Technology Co. Ltd., Class A	644,798	3,762,135
Hengli Petrochemical Co. Ltd., Class A	988,695	2,644,482
Hoshine Silicon Industry Co. Ltd., Class A	152,914	1,217,706
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	11,409,127	3,921,439
Jiangsu Eastern Shenghong Co. Ltd., Class A *	1,284,884	1,746,522
Jiangxi Copper Co. Ltd., Class A	535,201	2,833,501
LB Group Co. Ltd., Class A	945,890	2,456,405
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,132,774	2,884,048
Qinghai Salt Lake Industry Co. Ltd., Class A *	2,009,589	7,518,300
Rongsheng Petrochemical Co. Ltd., Class A	1,646,387	2,263,523
Satellite Chemical Co. Ltd., Class A	906,187	2,161,037
Shandong Gold Mining Co. Ltd., Class A	896,190	4,621,718
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	775,661	3,101,591
Shandong Nanshan Aluminum Co. Ltd., Class A	3,916,280	2,609,044
Shanjin International Gold Co. Ltd., Class A	929,100	2,789,968
Tianqi Lithium Corp., Class A *	492,509	3,833,543
Tongling Nonferrous Metals Group Co. Ltd., Class A	3,953,100	2,851,640
Wanhua Chemical Group Co. Ltd., Class A	922,368	8,756,749
Yunnan Aluminium Co. Ltd., Class A	1,137,947	3,975,628

	Number of Shares	Value $

Zangge Mining Co. Ltd., Class A	432,901	3,721,654
Zhejiang Juhua Co. Ltd., Class A	714,880	3,389,408
Zhejiang NHU Co. Ltd., Class A	885,208	3,052,571
Zhongjin Gold Corp. Ltd., Class A	1,468,873	4,670,542
Zijin Mining Group Co. Ltd., Class A	7,931,047	32,061,178

(Cost $83,711,010)		150,990,254

Real Estate — 0.6%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,639,605	2,147,519
China Vanke Co. Ltd., Class A *	3,072,480	2,338,072
Hainan Airport Infrastructure Co. Ltd., Class A	2,610,802	1,827,957
Poly Developments and Holdings Group Co. Ltd., Class A	3,100,486	2,964,580

(Cost $12,553,303)		9,278,128

Utilities — 3.2%
CGN Power Co. Ltd., Class A	4,645,784	2,477,349
China Longyuan Power Group Corp. Ltd., Class A	66,700	150,855
China National Nuclear Power Co. Ltd., Class A	4,190,201	5,114,844
China Three Gorges Renewables Group Co. Ltd., Class A	7,481,919	4,423,602
China Yangtze Power Co. Ltd., Class A	6,036,685	23,890,924
ENN Natural Gas Co. Ltd., Class A	440,609	1,327,455
GD Power Development Co. Ltd., Class A	4,893,078	3,896,523
Huadian Power International Corp. Ltd., Class A	1,386,833	1,010,225
Huaneng Lancang River Hydropower, Inc., Class A	1,202,000	1,610,057
Huaneng Power International, Inc., Class A	2,329,843	2,563,852
SDIC Power Holdings Co. Ltd., Class A	1,372,086	2,672,403
Sichuan Chuantou Energy Co. Ltd., Class A	1,280,542	2,640,815
Zhejiang Zheneng Electric Power Co. Ltd., Class A	2,099,108	1,493,446

(Cost $38,983,819)		53,272,350
TOTAL COMMON STOCKS

(Cost $1,073,457,516)		1,639,892,001
TOTAL INVESTMENTS — 99.7%
(Cost $1,073,457,516)		1,639,892,001
Other assets and liabilities, net — 0.3%		4,698,439

NET ASSETS — 100.0%		1,644,590,440

See Notes to Financial Statements.

6   |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2025 (Unaudited)

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$1,635,691,652	$—	$4,200,349	$1,639,892,001

TOTAL	$1,635,691,652	$—	$4,200,349	$1,639,892,001

(a)	See Schedule of Investments for additional detailed categorizations.

During the period ended November 30, 2025, the amount of transfers from Level 3 to Level 1 was $13,117,303. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs. The amount of transfers from Level 1 to Level 3 was $4,925,939. The investments were transferred from Level 1 to Level 3 due the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.

DBX ETF Trust  | 7

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

November 30, 2025 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 99.8%

Communication Services — 3.5%
Beijing Enlight Media Co. Ltd., Class A	27,800	64,527
Bluefocus Intelligent Communications Group Co. Ltd., Class A *	68,020	103,234
China Film Group Co. Ltd., Class A	10,600	25,923
China Science Publishing & Media Ltd., Class A	3,300	8,766
China South Publishing & Media Group Co. Ltd., Class A	12,400	19,486
Chinese Universe Publishing and Media Group Co. Ltd., Class A	14,489	21,662
Giant Network Group Co. Ltd., Class A	25,200	146,640
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	41,800	20,575
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	11,000	15,543
Kingnet Network Co. Ltd., Class A	34,000	107,340
Oriental Pearl Group Co. Ltd., Class A	34,700	47,707
People.cn Co. Ltd., Class A	11,100	32,923
Perfect World Co. Ltd., Class A	26,700	53,514
Shandong Publishing & Media Co. Ltd., Class A	12,700	15,287
Talkweb Information System Co. Ltd., Class A *	19,800	88,695
Wanda Film Holding Co. Ltd., Class A *	24,100	39,031
Zhejiang Publishing & Media Co. Ltd., Class A	7,800	8,727

(Cost $496,099)		819,580

Consumer Discretionary — 6.9%
AIMA Technology Group Co. Ltd., Class A	4,808	20,953
Anhui Zhongding Sealing Parts Co. Ltd., Class A	15,400	45,373
Beiqi Foton Motor Co. Ltd., Class A *	85,800	33,617
Bethel Automotive Safety Systems Co. Ltd., Class A	8,180	52,043
BTG Hotels Group Co. Ltd., Class A	8,945	19,333
China Automotive Engineering Research Institute Co. Ltd., Class A	8,400	19,973
Chongqing Zongshen Power Machinery Co. Ltd., Class A	13,400	42,285
DBG Technology Co. Ltd., Class A	7,200	25,929

	Number of Shares	Value $

Easyhome New Retail Group Co. Ltd., Class A *	38,500	16,609
Ecovacs Robotics Co. Ltd., Class A	4,300	47,793
Hangzhou GreatStar Industrial Co. Ltd.	13,353	59,343
Hangzhou Robam Appliances Co. Ltd., Class A	10,000	28,982
Hisense Home Appliances Group Co. Ltd., Class A	9,100	34,135
Hisense Visual Technology Co. Ltd., Class A	14,400	52,773
HLA Group Corp. Ltd., Class A	39,600	34,504
Jason Furniture Hangzhou Co. Ltd., Class A	8,400	37,581
Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	6,900	64,580
Keboda Technology Co. Ltd., Class A	1,900	19,565
Lao Feng Xiang Co. Ltd., Class A	2,500	15,824
Ninebot Ltd.	11,018	88,691
Ningbo Joyson Electronic Corp., Class A	19,620	74,152
Offcn Education Technology Co. Ltd., Class A *	94,300	35,480
Qingdao Sentury Tire Co. Ltd., Class A	13,600	38,454
Shandong Linglong Tyre Co. Ltd., Class A	13,091	27,404
Shanghai Jinjiang International Hotels Co. Ltd., Class A	6,800	24,421
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	30,700	23,275
Shenzhen Kedali Industry Co. Ltd., Class A	3,700	81,119
Shenzhen MTC Co. Ltd., Class A	43,200	39,167
Sichuan Changhong Electric Co. Ltd., Class A	68,200	91,256
Songcheng Performance Development Co. Ltd., Class A	32,800	36,651
Suofeiya Home Collection Co. Ltd., Class A	11,718	23,155
Tianneng Battery Group Co. Ltd., Class A	3,406	15,469
Wangfujing Group Co. Ltd., Class A	12,630	25,742
Wanxiang Qianchao Co. Ltd., Class A	25,800	45,726
Wuchan Zhongda Group Co. Ltd., Class A	56,000	42,694
Zhejiang Cfmoto Power Co. Ltd., Class A	1,900	71,083
Zhejiang Semir Garment Co. Ltd., Class A	19,700	16,913
Zhejiang Shuanghuan Driveline Co. Ltd., Class A	13,900	78,407

See Notes to Financial Statements.

8  |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	28,500	64,942

(Cost $1,346,015)		1,615,396

Consumer Staples — 3.1%
Angel Yeast Co. Ltd., Class A	10,500	60,892
Anhui Kouzi Distillery Co. Ltd., Class A	5,800	25,137
Anjoy Foods Group Co. Ltd., Class A	3,700	42,626
Beijing Dabeinong Technology Group Co. Ltd., Class A	63,962	36,550
Beijing Yanjing Brewery Co. Ltd., Class A	26,000	44,315
Bloomage Biotechnology Corp. Ltd., Class A	3,685	24,492
By-health Co. Ltd., Class A	16,600	28,622
Chongqing Brewery Co. Ltd., Class A	3,700	27,821
Chongqing Fuling Zhacai Group Co. Ltd., Class A	17,769	32,774
COFCO Sugar Holding Co. Ltd., Class A	23,200	56,311
DaShenLin Pharmaceutical Group Co. Ltd., Class A	7,412	18,525
Fujian Sunner Development Co. Ltd., Class A	12,000	27,429
Gambol Pet Group Co. Ltd., Class A	1,700	16,539
Guangzhou Zhujiang Brewery Co. Ltd,, Class A	7,800	10,338
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	8,900	34,241
Heilongjiang Agriculture Co. Ltd., Class A	14,600	30,646
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	12,600	31,456
Proya Cosmetics Co. Ltd., Class A	3,900	38,807
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	10,400	34,584
Shanghai Flyco Electrical Appliance Co. Ltd., Class A	900	4,464
Yifeng Pharmacy Chain Co. Ltd., Class A	9,576	30,638
Yonghui Superstores Co. Ltd., Class A *	86,700	49,788
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	3,200	18,689

(Cost $745,127)		725,684

Energy — 1.7%
China Coal Xinji Energy Co. Ltd., Class A	30,900	29,720
China Petroleum Engineering Corp., Class A	38,200	18,209

	Number of Shares	Value $

China Suntien Green Energy Corp. Ltd., Class A	5,600	6,099
CNOOC Energy Technology & Services Ltd., Class A	37,300	19,732
COFCO Capital Holdings Co. Ltd., Class A	16,200	26,489
Guangzhou Development Group, Inc., Class A	20,900	19,954
Jiangsu Xukuang Energy Co. Ltd., Class A	20,900	14,042
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	15,900	31,935
Jizhong Energy Resources Co. Ltd., Class A	12,300	10,283
Offshore Oil Engineering Co. Ltd., Class A	32,100	24,563
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	29,300	32,367
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	26,505	28,679
Sinopec Oilfield Service Corp., Class A *	90,600	29,218
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	12,229	97,609

(Cost $310,273)		388,899

Financials — 8.5%
Bank of Changsha Co. Ltd., Class A	44,800	61,086
Bank of Guiyang Co. Ltd., Class A	56,400	47,865
Bank of Suzhou Co. Ltd., Class A	84,810	98,367
Bank of Xi’an Co. Ltd., Class A	31,300	16,956
Beijing Compass Technology
Development Co. Ltd., Class A *	7,310	126,784
BOC International China Co. Ltd., Class A	33,000	60,307
Caida Securities Co. Ltd., Class A	29,100	28,236
Caitong Securities Co. Ltd., Class A	60,525	69,858
Changjiang Securities Co. Ltd., Class A	66,198	74,345
China Great Wall Securities Co. Ltd., Class A	25,500	36,429
Chinalin Securities Co. Ltd., Class A	6,000	12,603
Dongxing Securities Co. Ltd., Class A (a)	39,300	72,987
First Capital Securities Co. Ltd., Class A	84,000	81,743
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	30,455	31,145
Guolian Minsheng Securities Co. Ltd., Class A	19,600	28,360
Guosheng Securities, Inc., Class A *	11,087	28,259

See Notes to Financial Statements.

DBX ETF Trust  | 9

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Guoyuan Securities Co. Ltd., Class A	46,600	54,115
Huaan Securities Co. Ltd., Class A	52,615	47,183
Huaxi Securities Co. Ltd., Class A	25,100	34,331
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	62,450	62,980
Jiangsu Financial Leasing Co. Ltd., Class A	38,620	35,288
J-Yuan Trust Co. Ltd., Class A *	81,000	33,225
Minmetals Capital Co. Ltd., Class A	44,800	35,042
Nanjing Securities Co. Ltd., Class A	36,200	41,116
Pacific Securities Co. Ltd., Class A *	134,700	78,687
Polaris Bay Group Co. Ltd., Class A *	42,300	41,702
Qilu Bank Co. Ltd., Class A	81,500	68,244
Qingdao Rural Commercial Bank Corp., Class A	92,100	40,905
Sealand Securities Co. Ltd., Class A	89,270	53,285
Shaanxi International Trust Co. Ltd., Class A	65,490	32,051
Shanxi Securities Co. Ltd., Class A	41,140	34,973
Sinolink Securities Co. Ltd., Class A	47,300	61,217
SooChow Securities Co. Ltd., Class A	71,765	90,647
Southwest Securities Co. Ltd., Class A	70,900	44,426
SPIC Industry-Finance Holdings Co. Ltd., Class A	31,700	32,194
Tianfeng Securities Co. Ltd., Class A *	132,800	90,726
Western Securities Co. Ltd., Class A	53,600	60,803
Xiangcai Co. Ltd., Class A *	22,500	35,867
Yongan Futures Co. Ltd., Class A	7,300	14,806

(Cost $1,838,101)		1,999,143

Health Care — 8.5%
Andon Health Co. Ltd., Class A	5,900	34,566
Apeloa Pharmaceutical Co. Ltd., Class A	11,200	25,347
APT Medical, Inc., Class A	1,559	51,624
Asymchem Laboratories Tianjin Co. Ltd., Class A	3,700	48,540
Autobio Diagnostics Co. Ltd., Class A	2,700	13,966
BeOne Medicines Ltd., Class A *	2,174	89,083
Betta Pharmaceuticals Co. Ltd., Class A	4,600	31,979
BGI Genomics Co. Ltd., Class A *	4,900	32,332

	Number of Shares	Value $

Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	7,300	32,525
China Meheco Co. Ltd., Class A	16,121	24,581
China National Medicines Corp. Ltd., Class A	5,833	23,844
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	8,749	23,030
CSPC Innovation Pharmaceutical Co. Ltd., Class A	8,300	38,119
Dong-E-E-Jiao Co. Ltd., Class A	7,500	50,146
Gan & Lee Pharmaceuticals Co. Ltd., Class A	7,200	64,842
Haisco Pharmaceutical Group Co. Ltd., Class A	6,300	53,305
Hualan Biological Engineering, Inc., Class A	20,600	45,367
Huaxia Eye Hospital Group Co. Ltd., Class A	4,900	13,148
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	6,400	23,772
Humanwell Healthcare Group Co. Ltd., Class A	20,600	56,323
Intco Medical Technology Co. Ltd., Class A	8,720	53,122
iRay Group, Class A	1,815	26,653
Jafron Biomedical Co. Ltd., Class A	9,100	26,168
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	10,200	35,159
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	11,285	56,984
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	19,100	51,600
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	20,056	35,035
Jointown Pharmaceutical Group Co. Ltd., Class A	38,548	26,717
Lepu Medical Technology Beijing Co. Ltd., Class A	25,300	57,042
Livzon Pharmaceutical Group, Inc., Class A	6,262	31,487
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	58,800	44,496
MGI Tech Co. Ltd., Class A *	3,923	35,397
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	11,212	15,368
Ovctek China, Inc., Class A	10,237	22,762
Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	9,210	19,554
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	8,300	19,923
Shandong Pharmaceutical Glass Co. Ltd., Class A	10,938	31,144

See Notes to Financial Statements.

10  |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Shanghai Allist Pharmaceuticals Co. Ltd., Class A	4,386	60,977
Shanghai Junshi Biosciences Co. Ltd., Class A *	10,231	53,688
Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	3,000	30,505
Shenzhen Kangtai Biological Products Co. Ltd., Class A	14,260	32,473
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	9,700	84,859
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	15,300	40,404
Sinocelltech Group Ltd., Class A *	3,361	22,966
Tasly Pharmaceutical Group Co. Ltd., Class A	14,500	31,441
Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	5,962	38,353
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	23,600	29,342
Topchoice Medical Corp., Class A	5,603	33,325
Walvax Biotechnology Co. Ltd., Class A	30,600	52,631
Winner Medical Co. Ltd., Class A	4,740	26,429
Xiamen Amoytop Biotech Co. Ltd., Class A	3,230	35,549
Yili Chuanning Biotechnology Co. Ltd., Class A	13,200	19,530
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	14,720	37,498

(Cost $1,761,093)		1,995,020

Industrials — 17.2%
AECC Aero-Engine Control Co. Ltd., Class A	22,600	60,193
AVIC Chengdu UAS Co. Ltd., Class A *	5,442	35,331
AVICOPTER PLC, Class A	11,200	56,112
Baimtec Material Co. Ltd., Class A	4,623	35,592
Beibuwan Port Co. Ltd., Class A	19,300	23,886
Beijing Easpring Material Technology Co. Ltd., Class A	8,500	71,391
Beijing Originwater Technology Co. Ltd., Class A	47,100	28,446
Bohai Leasing Co. Ltd., Class A *	80,500	40,535
CCCC Design & Consulting Group Co. Ltd., Class A	15,700	16,633
CECEP Environmental Protection Co. Ltd., Class A	16,000	14,756
Centre Testing International Group Co. Ltd., Class A	33,200	63,724
China Baoan Group Co. Ltd., Class A	37,580	53,793

	Number of Shares	Value $

China First Heavy Industries Co. Ltd., Class A *	73,500	31,293
China International Marine Containers Group Co. Ltd., Class A	40,480	51,989
China Railway Construction Heavy Industry Corp. Ltd., Class A	38,050	26,856
China Railway Hi-tech Industry Co. Ltd., Class A	25,400	28,957
China Railway Special Cargo Logistics Co. Ltd., Class A	21,300	12,292
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	25,100	17,148
China Southern Power Grid Technology Co. Ltd., Class A	3,719	23,346
China XD Electric Co. Ltd., Class A	42,600	50,193
CITIC Heavy Industries Co. Ltd., Class A	39,500	37,433
CITIC Metal Co. Ltd., Class A	9,500	19,430
CNGR Advanced Material Co. Ltd., Class A	9,500	56,517
COSCO SHIPPING Development Co. Ltd., Class A	78,600	28,238
Eastern Air Logistics Co. Ltd., Class A	13,700	31,799
Fangda Carbon New Material Co. Ltd., Class A	56,100	50,785
GEM Co. Ltd., Class A	98,400	105,082
Ginlong Technologies Co. Ltd., Class A	4,400	45,108
Goldwind Science & Technology Co. Ltd., Class A	39,700	86,533
Guangdong Provincial Expressway Development Co. Ltd., Class A	10,700	18,207
Guangshen Railway Co. Ltd., Class A	67,300	28,938
Guangxi Liugong Machinery Co. Ltd., Class A	31,700	53,581
Guangzhou Baiyun International Airport Co. Ltd., Class A	25,200	34,397
Guangzhou Port Co. Ltd., Class A	35,000	16,287
Hainan Jinpan Smart Technology Co. Ltd., Class A	5,387	62,374
Hangcha Group Co. Ltd., Class A	10,900	38,945
Han’s Laser Technology Industry Group Co. Ltd., Class A	16,200	84,255
Henan Pinggao Electric Co. Ltd., Class A	16,900	40,135
Hongfa Technology Co. Ltd., Class A	22,716	93,532
Hoymiles Power Electronics, Inc., Class A	468	6,538

See Notes to Financial Statements.

DBX ETF Trust  | 11

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Hunan Yuneng New Energy Battery Material Co. Ltd., Class A	9,000	97,397
Infore Environment Technology Group Co. Ltd., Class A	25,900	23,445
JL Mag Rare-Earth Co. Ltd., Class A	14,340	68,516
Juneyao Airlines Co. Ltd., Class A	14,740	26,645
Keda Industrial Group Co. Ltd., Class A	18,200	34,444
Leader Harmonious Drive Systems Co. Ltd., Class A	1,964	40,817
Liaoning Cheng Da Co. Ltd., Class A	17,558	29,206
Liaoning Port Co. Ltd., Class A	164,520	37,698
Ming Yang Smart Energy Group Ltd., Class A	33,400	64,108
Ningbo Orient Wires & Cables Co. Ltd., Class A	8,000	65,404
North Industries Group Red Arrow Co. Ltd., Class A *	16,447	43,130
Qingdao TGOOD Electric Co. Ltd., Class A	14,681	55,299
RoboTechnik Intelligent Technology Co. Ltd., Class A	2,200	64,159
Sany Renewable Energy Co. Ltd., Class A	5,306	20,294
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	7,900	76,934
Shanghai Construction Group Co. Ltd., Class A	116,300	45,402
Shanghai M&G Stationery, Inc., Class A	7,800	30,538
Shanghai Moons’ Electric Co. Ltd., Class A	3,600	33,755
Shanghai Tunnel Engineering Co. Ltd., Class A	37,200	33,254
Shanghai Zhonggu Logistics Co. Ltd., Class A	16,200	23,510
Shanxi Coal International Energy Group Co. Ltd., Class A	14,900	22,319
Shenzhen Envicool Technology Co. Ltd., Class A	11,200	113,760
Shenzhen Megmeet Electrical Co. Ltd., Class A	8,600	86,804
Shenzhen SED Industry Co. Ltd., Class A	9,400	26,618
Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	19,200	68,111
Siasun Robot & Automation Co. Ltd., Class A *	25,100	60,674
Sinoma International Engineering Co., Class A	26,350	34,699
Sinomach Heavy Equipment Group Co. Ltd., Class A *	73,400	33,742
Sinotrans Ltd., Class A	33,500	29,615

	Number of Shares	Value $

Sinotruk Jinan Truck Co. Ltd., Class A	11,700	27,637
State Grid Yingda Co. Ltd., Class A	39,600	33,159
Sunwoda Electronic Co. Ltd., Class A	29,800	124,301
TangShan Port Group Co. Ltd., Class A	59,874	32,521
Tian Di Science & Technology Co. Ltd., Class A	36,700	30,835
Wolong Electric Group Co. Ltd., Class A	20,566	120,867
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	21,700	150,552
Xiamen C & D, Inc., Class A	31,900	44,896
XTC New Energy Materials Xiamen Co. Ltd., Class A	4,557	46,480
Xuji Electric Co. Ltd., Class A	13,500	48,979
YUNDA Holding Group Co. Ltd., Class A	22,200	21,949
ZCZL Industrial Technology Group Co. Ltd., Class A	21,600	69,537
Zhefu Holding Group Co. Ltd., Class A	57,000	32,733
Zhejiang Dingli Machinery Co. Ltd., Class A	4,300	34,243
Zhejiang Weiming Environment Protection Co. Ltd., Class A	13,888	44,395
Zhejiang Weixing New Building Materials Co. Ltd., Class A	13,580	19,631
Zhuhai CosMX Battery Co. Ltd., Class A	14,358	46,507
Zhuzhou Kibing Group Co. Ltd., Class A	32,300	27,868

(Cost $2,929,953)		4,027,967

Information Technology — 27.5%
Accelink Technologies Co. Ltd., Class A	9,522	81,659
Aisino Corp., Class A	24,100	30,714
All Winner Technology Co. Ltd., Class A	11,000	65,316
Amlogic Shanghai Co. Ltd., Class A *	6,557	83,962
Anhui XDLK Microsystem Corp. Ltd., Class A	4,032	34,218
ASR Microelectronics Co. Ltd., Class A *	4,700	60,955
Beijing E-Hualu Information Technology Co. Ltd., Class A *	9,840	26,765
Beijing Shiji Information Technology Co. Ltd., Class A	18,609	31,849
Beijing Sinnet Technology Co. Ltd., Class A	28,100	50,755
Beijing Ultrapower Software Co. Ltd., Class A	38,200	61,488
Beijing Yandong Microelectronic Co. Ltd., Class A *	5,299	18,723

See Notes to Financial Statements.

12   |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Bestechnic Shanghai Co. Ltd., Class A	2,233	72,161
Biwin Storage Technology Co. Ltd., Class A *	5,744	88,599
China Greatwall Technology Group Co. Ltd., Class A *	38,000	80,623
China National Software & Service Co. Ltd., Class A *	12,038	77,013
China Zhenhua Group Science & Technology Co. Ltd., Class A	7,400	49,540
CICT Mobile Communication Technology Co. Ltd., Class A *	30,551	30,162
Delton Technology Guangzhou, Inc., Class A	600	5,813
DHC Software Co. Ltd., Class A	43,700	62,738
Digital China Group Co. Ltd., Class A	11,300	63,485
Electric Connector Technology Co. Ltd., Class A	6,100	40,707
Everdisplay Optronics Shanghai Co. Ltd., Class A *	115,352	44,868
Fiberhome Telecommunication Technologies Co. Ltd., Class A	13,800	44,621
GalaxyCore, Inc., Class A	15,400	31,868
Geovis Technology Co. Ltd., Class A	7,770	47,687
Glarun Technology Co. Ltd., Class A	10,000	37,554
Glodon Co. Ltd., Class A	31,400	57,072
GRG Banking Equipment Co. Ltd., Class A	25,400	44,298
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	17,200	39,996
Guangzhou Haige Communications Group, Inc. Co., Class A	38,400	65,232
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	8,500	46,143
Guobo Electronics Co. Ltd., Class A	1,151	10,833
Hangzhou Chang Chuan Technology Co. Ltd., Class A	8,400	91,617
Hangzhou EZVIZ Network Co. Ltd., Class A	3,413	14,145
Hangzhou Lion Microelectronics Co. Ltd., Class A *	11,700	48,721
Hebei Sinopack Electronic Technology Co. Ltd., Class A	3,480	25,960
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	17,300	47,692
Hengtong Optic-electric Co. Ltd., Class A	38,800	108,554
Hexing Electrical Co. Ltd., Class A	3,900	18,601
Huagong Tech Co. Ltd., Class A	19,359	199,426
Hwatsing Technology Co. Ltd., Class A	4,691	89,575

	Number of Shares	Value $

Ingenic Semiconductor Co. Ltd., Class A	7,000	78,615
IRICO Display Devices Co. Ltd., Class A *	28,700	22,612
Jiangsu Hoperun Software Co. Ltd., Class A *	15,300	111,257
Jiangsu Jiejie Microelectronics Co. Ltd., Class A	10,100	38,872
Jiangsu Pacific Quartz Co. Ltd., Class A	5,700	29,379
Jiangxi Lianchuang Optoelectronic Science & Technology Co.Ltd., Class A	7,200	54,770
Newland Digital Technology Co. Ltd., Class A	13,840	50,584
Nexchip Semiconductor Corp., Class A	16,059	72,232
Piotech, Inc., Class A	2,764	118,576
Qi An Xin Technology Group, Inc., Class A *	5,876	31,184
QuantumCTek Co. Ltd., Class A *	1,217	78,819
Raytron Technology Co. Ltd., Class A	7,073	76,133
Rockchip Electronics Co. Ltd., Class A	4,100	106,103
Ruijie Networks Co. Ltd., Class A	2,620	27,442
Sangfor Technologies, Inc., Class A	4,700	76,491
Shanghai Belling Co. Ltd., Class A	11,200	51,106
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	2,246	42,083
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	6,262	51,186
Shanghai Huace Navigation Technology Ltd., Class A	11,020	48,196
Shanghai Longcheer Technology Co. Ltd.	4,800	27,462
Shanghai Stonehill Technology Co. Ltd., Class A *	109,348	108,112
Sharetronic Data Technology Co. Ltd., Class A	4,400	87,323
Shengyi Electronics Co. Ltd., Class A	4,863	63,653
Shenzhen Everwin Precision Technology Co. Ltd., Class A	18,700	113,524
Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	34,500	105,014
Shenzhen Fortune Trend Technology Co. Ltd., Class A	1,539	28,323
Shenzhen Goodix Technology Co. Ltd., Class A	5,800	65,351
Shenzhen Huaqiang Industry Co. Ltd., Class A	8,200	29,704
Shenzhen Kaifa Technology Co. Ltd., Class A	21,500	72,651
Shenzhen Kinwong Electronic Co. Ltd., Class A	7,620	70,521

See Notes to Financial Statements.

DBX ETF Trust  | 13

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Shenzhen Longsys Electronics Co. Ltd., Class A *	2,500	88,117
Shenzhen SC New Energy Technology Corp., Class A	5,800	69,790
Shenzhen Sunlord Electronics Co. Ltd., Class A	15,100	77,594
Shenzhen Sunway Communication Co. Ltd., Class A	19,300	86,100
SICC Co. Ltd., Class A *	3,760	47,142
Sigmastar Technology Ltd., Class A	2,900	23,172
Sinosoft Co. Ltd., Class A	12,388	34,851
Skyverse Technology Co. Ltd., Class A *	4,336	74,492
Smartsens Technology Shanghai Co. Ltd., Class A	5,691	75,996
StarPower Semiconductor Ltd., Class A	2,200	29,391
State Grid Information & Communication Co. Ltd., Class A	12,200	28,732
SUPCON Technology Co. Ltd., Class A	12,430	87,627
Suzhou Centec Communications Co. Ltd., Class A *	2,400	45,319
Suzhou Maxwell Technologies Co. Ltd., Class A	2,900	49,178
Suzhou Novosense Microelectronics Co. Ltd., Class A *	1,806	39,211
Thunder Software Technology Co. Ltd., Class A	7,300	67,508
Tianma Microelectronics Co. Ltd., Class A *	24,800	31,711
Tianshui Huatian Technology Co. Ltd., Class A	50,900	78,547
TongFu Microelectronics Co. Ltd., Class A	23,300	120,655
United Nova Technology Co. Ltd., Class A *	95,323	89,931
Universal Scientific Industrial Shanghai Co. Ltd., Class A	14,600	46,072
Vanchip Tianjin Technology Co. Ltd., Class A *	1,229	6,395
Venustech Group, Inc., Class A *	14,800	31,128
Verisilicon Microelectronics Shanghai Co. Ltd., Class A *	6,842	151,068
Victory Giant Technology Huizhou Co. Ltd., Class A	11,300	432,667
Wangsu Science & Technology Co. Ltd., Class A	45,800	67,373
Willfar Information Technology Co. Ltd., Class A	3,172	15,721
Wuhan Guide Infrared Co. Ltd., Class A *	35,300	61,264
Wuhan Jingce Electronic Group Co. Ltd., Class A *	3,900	36,976

	Number of Shares	Value $

Xiamen Faratronic Co. Ltd., Class A	2,800	41,070
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	6,800	62,211
Zhejiang Crystal-Optech Co. Ltd., Class A	25,962	88,867

(Cost $4,421,958)		6,454,862

Materials — 18.6%
Angang Steel Co. Ltd., Class A *	54,000	19,325
Asia - Potash International Investment Guangzhou Co. Ltd., Class A *	10,700	66,819
Baiyin Nonferrous Group Co. Ltd., Class A	65,100	45,304
Beijing Shougang Co. Ltd., Class A	32,400	19,018
Bluestar Adisseo Co., Class A	9,200	11,907
Canmax Technologies Co. Ltd., Class A	11,840	86,984
Cathay Biotech, Inc., Class A	6,954	46,711
Chifeng Jilong Gold Mining Co. Ltd., Class A	31,700	143,482
China Hainan Rubber Industry Group Co. Ltd., Class A	33,300	28,685
China Rare Earth Resources And Technology Co. Ltd., Class A *	14,300	94,681
Fujian Kuncai Material Technology Co. Ltd., Class A *	4,140	10,447
Guangdong HEC Technology Holding Co. Ltd., Class A *	28,505	85,395
Guangdong Hongda Holdings Group Co. Ltd., Class A	9,300	53,801
Hangzhou Iron & Steel Co., Class A *	29,110	36,563
Hangzhou Oxygen Plant Group Co. Ltd., Class A	10,000	37,751
Haohua Chemical Science & Technology Co. Ltd., Class A	7,100	30,298
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	29,696	102,992
Hengyi Petrochemical Co. Ltd., Class A	40,300	41,783
Hesteel Co. Ltd., Class A	72,800	23,581
Huafon Chemical Co. Ltd., Class A	37,100	49,380
Huaibei Mining Holdings Co. Ltd., Class A	19,800	34,447
Huaxin Cement Co. Ltd., Class A	12,672	40,185
Hubei Dinglong Co. Ltd., Class A	14,600	72,072
Hubei Feilihua Quartz Glass Co. Ltd., Class A	8,100	89,743
Hubei Xingfa Chemicals Group Co. Ltd., Class A	14,920	68,586
Hunan Gold Corp. Ltd., Class A	21,010	65,913
Hunan Valin Steel Co. Ltd., Class A	77,820	61,310

See Notes to Financial Statements.

14   |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Inner Mongolia Berun Chemical Co. Ltd., Class A	42,200	42,380
Inner Mongolia ERDOS Resources Co. Ltd., Class A	11,300	17,725
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	64,900	44,797
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	24,300	118,649
Innovation New Material Technology Co. Ltd., Class A	24,200	14,856
JCHX Mining Management Co. Ltd., Class A	7,300	65,257
Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	13,620	73,457
Jiangsu Yangnong Chemical Co. Ltd., Class A	4,490	39,686
Jiangsu Yoke Technology Co. Ltd., Class A	5,996	58,875
Jinan Shengquan Group Share Holding Co. Ltd., Class A	13,100	49,010
Jinduicheng Molybdenum Co. Ltd., Class A	21,000	41,347
Kingfa Sci & Tech Co. Ltd., Class A	41,100	105,629
Levima Advanced Materials Corp., Class A	8,300	22,717
Luxi Chemical Group Co. Ltd., Class A	19,800	42,149
Maanshan Iron & Steel Co. Ltd., Class A *	46,900	25,938
MeiHua Holdings Group Co. Ltd., Class A	38,500	55,219
Nanjing Iron & Steel Co. Ltd., Class A	43,600	33,980
Ningbo Shanshan Co. Ltd., Class A *	30,200	54,976
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A *	93,200	40,338
Red Avenue New Materials Group Co. Ltd., Class A	4,900	27,453
Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	33,190	18,262
Shaanxi Huaqin Technology Industry Co. Ltd., Class A	2,182	19,774
Shandong Sinocera Functional Material Co. Ltd., Class A	17,200	55,542
Shandong Sun Paper Industry JSC Ltd., Class A	32,500	68,770
Shanghai Putailai New Energy Technology Group Co. Ltd.	20,200	76,172
Shanxi Meijin Energy Co. Ltd., Class A *	57,000	41,038
Shanxi Taigang Stainless Steel Co. Ltd., Class A *	44,100	24,951

	Number of Shares	Value $

Shenghe Resources Holding Co. Ltd., Class A	26,990	79,215
Shenzhen Capchem Technology Co. Ltd., Class A	9,780	72,708
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	4,940	21,402
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	51,000	37,367
Sichuan Development Lomon Co. Ltd., Class A	21,600	36,724
Sichuan Hebang Biotechnology Co. Ltd., Class A *	126,480	39,179
Sinoma Science & Technology Co. Ltd., Class A	13,500	62,059
Sinomine Resource Group Co. Ltd., Class A	13,720	129,730
Sinopec Shanghai Petrochemical Co. Ltd., Class A	47,500	18,275
Skshu Paint Co. Ltd., Class A	5,832	36,461
Sunresin New Materials Co. Ltd., Class A	5,150	38,761
Tianshan Aluminum Group Co. Ltd., Class A	54,000	97,537
Tongkun Group Co. Ltd., Class A	30,600	66,568
Weihai Guangwei Composites Co. Ltd., Class A	12,000	48,799
Western Mining Co. Ltd., Class A	32,200	104,663
Western Superconducting Technologies Co. Ltd., Class A	8,200	76,747
Xiamen Tungsten Co. Ltd., Class A	19,220	93,519
Xinfengming Group Co. Ltd., Class A	11,716	28,818
YongXing Special Materials Technology Co. Ltd., Class A	6,100	41,588
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	65,000	58,289
Yunnan Copper Co. Ltd., Class A	27,500	64,648
Yunnan Tin Co. Ltd., Class A	18,930	66,109
Yunnan Yuntianhua Co. Ltd., Class A	23,700	103,819
Zhejiang Hailiang Co. Ltd., Class A	26,200	46,175
Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	13,800	48,506
Zhejiang Longsheng Group Co. Ltd., Class A	46,300	68,567
Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	4,660	34,386
Zhongfu Shenying Carbon Fiber Co. Ltd., Class A *	1,710	6,010

(Cost $2,968,334)		4,372,739

Real Estate — 1.5%
China World Trade Center Co. Ltd., Class A	3,700	10,493
Greenland Holdings Corp. Ltd., Class A *	81,900	20,041

See Notes to Financial Statements.

DBX ETF Trust  | 15

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	23,800	33,899
Quzhou Xin’an Development Co. Ltd., Class A *	96,800	56,822
Seazen Holdings Co. Ltd., Class A *	17,200	36,274
Shanghai Lingang Holdings Corp. Ltd., Class A	14,200	23,700
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	20,800	24,037
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	13,500	78,901
Youngor Fashion Co. Ltd., Class A	41,200	44,988
Zhongtian Financial Group Co. Ltd., Class A * (a)	139,200	0
Zhuhai Huafa Properties Co. Ltd., Class A	38,340	24,783

(Cost $346,912)		353,938

Utilities — 2.8%
An Hui Wenergy Co. Ltd., Class A	21,400	24,185
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	91,790	39,210
Beijing Jingneng Power Co. Ltd., Class A	41,700	26,896
CECEP Solar Energy Co. Ltd., Class A	44,000	28,006
CECEP Wind-Power Corp., Class A	81,050	34,163
Chengdu Xingrong Environment Co. Ltd., Class A	31,800	31,261
China Green Electricity Investment of Tianjin Co. Ltd., Class A	16,000	18,874
China Southern Power Grid Energy Storage Co. Ltd., Class A	20,800	36,599

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

JSC:	Joint Stock Company

	Number of Shares	Value $

Chongqing Water Group Co. Ltd., Class A	14,000	9,307
Datang International Power Generation Co. Ltd., Class A	71,400	35,650
Fujian Funeng Co. Ltd., Class A	20,500	28,648
Guangdong Electric Power Development Co. Ltd., Class A	5,700	3,692
Hubei Energy Group Co. Ltd., Class A	26,700	17,447
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	62,800	40,328
Jiangsu Guoxin Corp. Ltd., Class A	7,300	8,023
Shaanxi Energy Investment Co. Ltd., Class A	13,700	18,991
Shanghai Electric Power Co. Ltd., Class A	27,000	88,066
Shenzhen Energy Group Co. Ltd., Class A	25,960	24,455
Shenzhen Gas Corp. Ltd., Class A	18,100	16,846
Sichuan New Energy Power Co. Ltd., Class A	16,600	29,021
Wintime Energy Group Co. Ltd., Class A *	402,400	91,637
Zhejiang Provincial New Energy Investment Group Co. Ltd., Class A	14,500	15,177

(Cost $564,512)		666,482

TOTAL COMMON STOCKS

(Cost $17,728,377)		23,419,710

TOTAL INVESTMENTS — 99.8%

(Cost $17,728,377)		23,419,710

Other assets and liabilities, net — 0.2%		45,541

NET ASSETS — 100.0%		23,465,251

See Notes to Financial Statements.

16   |  DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2025 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$23,346,723	$—	$72,987	$23,419,710

TOTAL	$23,346,723	$—	$72,987	$23,419,710

(a)	See Schedule of Investments for additional detailed categorizations.

During the period ended November 30, 2025, the amount of transfers from Level 1 to Level 3 was $80,424. The investment was transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.

DBX ETF Trust  | 17

Schedule of Investments

Xtrackers Nifty 500 India ETF

November 30, 2025 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 97.5%
Communication Services — 3.9%
Affle 3i Ltd. *	135	2,507
Bharti Airtel Ltd.	5,953	139,868
Bharti Hexacom Ltd.	159	3,143
HFCL Ltd.	2,111	1,656
Indus Towers Ltd. *	2,796	12,536
Info Edge India Ltd.	856	12,730
PVR Inox Ltd. *	152	1,815
Railtel Corp. of India Ltd.	246	932
Saregama India Ltd.	199	884
Sun TV Network Ltd.	209	1,298
Tata Communications Ltd.	249	5,053
Tata Teleservices Maharashtra Ltd. *	1,402	813
Vodafone Idea Ltd. *	58,472	6,511
Zee Entertainment Enterprises Ltd.	1,957	2,220

(Cost $196,377)		191,966

Consumer Discretionary — 11.2%
Aditya Birla Fashion and Retail Ltd. *	1,187	1,037
Aditya Birla Lifestyle Brands Ltd. *	1,002	1,458
Advent Hotels International Pvt Ltd. *	186	490
Alok Industries Ltd. *	3,500	662
Amber Enterprises India Ltd. *	45	3,613
Apollo Tyres Ltd.	694	3,988
Asahi India Glass Ltd.	248	2,830
Ather Energy Ltd. *	246	1,975
Bajaj Auto Ltd.	244	24,751
Balkrishna Industries Ltd.	171	4,414
Bata India Ltd.	142	1,586
Bharat Forge Ltd.	566	9,073
Bosch Ltd.	18	7,267
BrainBees Solutions Ltd. *	471	1,593
Campus Activewear Ltd.	216	666
Ceat Ltd.	45	1,935
Chalet Hotels Ltd.	154	1,526
Crompton Greaves Consumer Electricals Ltd.	1,381	4,097
Devyani International Ltd. *	889	1,348
Dixon Technologies India Ltd.	90	14,691
Eicher Motors Ltd.	297	23,420
EIH Ltd.	429	1,793
Endurance Technologies Ltd., 144A	75	2,217
Eternal Ltd. *	14,967	50,215
Exide Industries Ltd.	972	4,073
FSN E-Commerce Ventures Ltd. *	2,894	8,649

	Number of Shares	Value $

Hero MotoCorp Ltd.	283	19,535
Hyundai Motor India Ltd.	302	7,853
Indian Hotels Co. Ltd.	1,865	15,519
ITC Hotels Ltd. *	2,272	5,301
JBM Auto Ltd.	134	920
JK Tyre & Industries Ltd.	262	1,309
Jubilant Foodworks Ltd.	838	5,635
Kalyan Jewellers India Ltd.	817	4,616
KPR Mill Ltd.	239	2,884
Leela Palaces Hotels & Resorts Ltd. *	170	783
Lemon Tree Hotels Ltd., 144A *	1,073	1,899
Mahindra & Mahindra Ltd.	1,912	80,315
Maruti Suzuki India Ltd.	285	50,661
Minda Corp. Ltd.	176	1,144
Motherson Sumi Wiring India Ltd.	5,435	2,774
MRF Ltd.	4	6,816
Ola Electric Mobility Ltd. *	2,631	1,212
Page Industries Ltd.	15	6,426
Samvardhana Motherson International Ltd.	9,415	12,242
Sapphire Foods India Ltd. *	522	1,451
Schaeffler India Ltd.	96	4,185
SKF India Ltd.	50	1,071
Sona Blw Precision Forgings Ltd., 144A	1,038	5,939
Sundram Fasteners Ltd.	240	2,508
Swan Corp. Ltd.	302	1,515
Swiggy Ltd. *	1,803	7,625
Tata Motors Passenger Vehicles Ltd.	4,548	18,142
Tbo Tek Ltd. *	71	1,312
Titan Co. Ltd.	893	39,013
Trent Ltd.	484	22,999
Trident Ltd./India	3,107	981
Tube Investments of India Ltd.	227	7,066
TVS Motor Co. Ltd.	510	20,135
UNO Minda Ltd.	415	6,063
Vardhman Textiles Ltd.	227	1,109
Vedant Fashions Ltd.	148	1,006
Ventive Hospitality Ltd. *	78	635
Vishal Mega Mart Ltd. *	4,449	6,755
Welspun Living Ltd.	707	1,176
Whirlpool of India Ltd.	132	1,582
ZF Commercial Vehicle Control Systems India Ltd.	16	2,362

(Cost $561,969)		561,841

Consumer Staples — 6.3%
Avenue Supermarts Ltd., 144A *	311	13,895
AWL Agri Business Ltd. *	703	2,036
Balrampur Chini Mills Ltd.	245	1,226
Bikaji Foods International Ltd.	137	1,098

See Notes to Financial Statements.

18   |  DBX ETF Trust

Schedule of Investments

Xtrackers Nifty 500 India ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Bombay Burmah Trading Co.	45	923
Britannia Industries Ltd.	257	16,797
CCL Products India Ltd.	150	1,691
Colgate-Palmolive India Ltd.	278	6,740
Dabur India Ltd.	1,248	7,219
Emami Ltd.	418	2,479
Gillette India Ltd.	17	1,651
Godfrey Phillips India Ltd.	86	2,762
Godrej Agrovet Ltd., 144A	112	744
Godrej Consumer Products Ltd.	851	10,899
Hindustan Unilever Ltd.	1,924	53,056
Honasa Consumer Ltd. *	335	1,086
ITC Ltd.	20,670	93,416
Jyothy Labs Ltd.	292	980
LT Foods Ltd.	293	1,337
Marico Ltd.	1,177	9,440
Nestle India Ltd.	1,553	21,895
Patanjali Foods Ltd.	798	5,069
Procter & Gamble Hygiene & Health Care Ltd.	20	2,852
Radico Khaitan Ltd.	180	6,456
Tata Consumer Products Ltd.	1,416	18,560
Triveni Engineering & Industries Ltd.	233	927
United Breweries Ltd.	154	2,911
United Spirits Ltd.	657	10,662
Varun Beverages Ltd.	2,966	15,968

(Cost $313,851)		314,775

Energy — 7.2%
Aegis Logistics Ltd.	267	2,279
Aegis Vopak Terminals Ltd. *	296	862
Bharat Petroleum Corp. Ltd.	4,223	16,954
Chennai Petroleum Corp. Ltd.	102	1,045
Coal India Ltd.	4,928	20,724
Great Eastern Shipping Co. Ltd.	211	2,611
Gujarat Mineral Development Corp. Ltd.	176	1,061
Hindustan Petroleum Corp. Ltd.	2,126	10,874
Indian Oil Corp. Ltd.	8,169	14,772
Mangalore Refinery & Petrochemicals Ltd. *	456	806
Oil & Natural Gas Corp. Ltd.	8,469	23,031
Oil India Ltd.	1,155	5,336
Petronet LNG Ltd.	1,591	4,835
Reliance Industries Ltd.	14,493	253,979
Reliance Industries Ltd., GDR, 144A	40	2,824

(Cost $358,947)		361,993

Financials — 30.9%
360 ONE WAM Ltd.	527	6,971
Aadhar Housing Finance Ltd. *	224	1,205
Aavas Financiers Ltd. *	85	1,470

	Number of Shares	Value $

Aditya Birla Capital Ltd. *	1,749	7,001
Aditya Birla Sun Life Asset Management Co. Ltd.	153	1,258
Anand Rathi Wealth Ltd.	81	2,616
Angel One Ltd.	136	4,111
Aptus Value Housing Finance India Ltd.	572	1,785
AU Small Finance Bank Ltd., 144A	1,239	13,232
Authum Investment & Infrastucture Ltd.	90	2,723
Axis Bank Ltd.	6,242	89,302
Bajaj Finance Ltd.	5,711	66,242
Bajaj Finserv Ltd.	1,237	28,959
Bajaj Holdings & Investment Ltd.	95	12,213
Bajaj Housing Finance Ltd. *	2,012	2,363
Bandhan Bank Ltd., 144A	1,853	3,115
Bank of Baroda	4,106	13,303
Bank of India	2,973	4,891
Bank of Maharashtra	4,338	2,840
BSE Ltd.	883	28,652
Can Fin Homes Ltd.	180	1,780
Canara Bank	7,534	12,767
Capri Global Capital Ltd.	820	1,725
Central Bank of India Ltd.	2,627	1,127
Central Depository Services India Ltd.	405	7,322
Choice International Ltd. *	170	1,533
Cholamandalam Financial Holdings Ltd.	210	4,334
Cholamandalam Investment and Finance Co. Ltd.	919	17,836
City Union Bank Ltd.	1,686	5,110
CreditAccess Grameen Ltd. *	114	1,704
CRISIL Ltd.	52	2,572
Federal Bank Ltd.	5,453	15,724
Five-Star Business Finance Ltd.	395	2,609
General Insurance Corp. of India, 144A	657	2,844
Go Digit General Insurance Ltd. *	511	2,046
HDFC Asset Management Co. Ltd., 144A	460	13,746
HDFC Bank Ltd.	33,312	375,250
HDFC Life Insurance Co. Ltd., 144A	2,355	20,123
Home First Finance Co. India Ltd., 144A	167	2,074
Housing & Urban Development Corp. Ltd.	1,064	2,846
ICICI Bank Ltd.	15,580	241,902
ICICI Lombard General Insurance Co. Ltd., 144A	547	12,050
ICICI Prudential Life Insurance Co. Ltd., 144A	832	5,765
IDBI Bank Ltd.	1,788	2,007

See Notes to Financial Statements.

DBX ETF Trust  | 19

Schedule of Investments

Xtrackers Nifty 500 India ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

IDFC First Bank Ltd.	14,701	13,170
IFCI Ltd. *	1,544	879
IIFL Finance Ltd. *	492	3,183
Indian Bank	828	8,056
Indian Energy Exchange Ltd., 144A	1,682	2,619
Indian Overseas Bank *	2,692	1,167
Indian Railway Finance Corp. Ltd., 144A	3,787	4,978
Indian Renewable Energy Development Agency Ltd. *	1,688	2,697
IndusInd Bank Ltd. *	1,446	13,879
Jammu & Kashmir Bank Ltd.	1,555	1,860
Jio Financial Services Ltd.	7,136	24,428
JM Financial Ltd.	828	1,345
Karur Vysya Bank Ltd.	2,246	6,226
Kfin Technologies Ltd.	324	3,826
Kotak Mahindra Bank Ltd.	3,213	76,310
L&T Finance Ltd.	1,873	6,540
LIC Housing Finance Ltd.	718	4,408
Life Insurance Corp. of India	517	5,170
Maharashtra Scooters Ltd.	12	1,973
Mahindra & Mahindra Financial Services Ltd.	1,523	6,331
Manappuram Finance Ltd.	1,320	4,205
Max Financial Services Ltd. *	595	11,322
Motilal Oswal Financial Services Ltd.	373	4,001
Multi Commodity Exchange of India Ltd.	115	12,951
Muthoot Finance Ltd.	227	9,502
New India Assurance Co. Ltd., 144A	517	986
Nippon Life India Asset Management Ltd., 144A	372	3,641
Niva Bupa Health Insurance Co. Ltd. *	1,317	1,095
Nuvama Wealth Management Ltd.	32	2,670
One 97 Communications Ltd. *	778	11,486
PB Fintech Ltd. *	739	15,027
PNB Housing Finance Ltd., 144A	448	4,534
Poonawalla Fincorp Ltd. *	705	3,786
Power Finance Corp. Ltd.	3,199	12,972
Punjab National Bank	7,793	10,847
RBL Bank Ltd., 144A	1,467	5,124
REC Ltd.	2,765	11,156
Sammaan Capital Ltd. *	1,635	2,811
SBFC Finance Ltd. *	1,115	1,351
SBI Cards & Payment Services Ltd.	634	6,238
SBI Life Insurance Co. Ltd., 144A	980	21,540
Shriram Finance Ltd.	3,043	28,973

	Number of Shares	Value $

Star Health & Allied Insurance Co. Ltd. *	482	2,629
State Bank of India	8,932	97,760
Sundaram Finance Ltd.	146	7,718
Tata Investment Corp. Ltd.	275	2,293
UCO Bank	2,967	1,021
Union Bank of India Ltd.	4,489	7,692
UTI Asset Management Co. Ltd.	88	1,123

(Cost $1,530,276)		1,546,547

Health Care — 6.2%
Abbott India Ltd.	11	3,699
Ajanta Pharma Ltd.	89	2,548
Akums Drugs & Pharmaceuticals Ltd. *	150	714
Alembic Pharmaceuticals Ltd.	120	1,217
Alkem Laboratories Ltd.	127	8,072
Apollo Hospitals Enterprise Ltd.	220	18,042
Aster DM Healthcare Ltd., 144A	478	3,556
AstraZeneca Pharma India Ltd.	13	1,312
Aurobindo Pharma Ltd.	592	8,119
Biocon Ltd.	1,382	6,155
Blue Jet Healthcare Ltd.	110	711
Caplin Point Laboratories Ltd.	55	1,175
Cipla Ltd.	1,219	20,869
Cohance Lifesciences Ltd. *	271	1,710
Concord Biotech Ltd.	70	1,109
Divi’s Laboratories Ltd.	276	19,985
Dr Agarwal’s Health Care Ltd. *	202	1,205
Dr Lal PathLabs Ltd., 144A	81	2,764
Dr Reddy’s Laboratories Ltd.	1,329	18,703
Emcure Pharmaceuticals Ltd.	69	1,091
Eris Lifesciences Ltd., 144A	115	2,051
Fortis Healthcare Ltd.	1,151	11,827
Gland Pharma Ltd., 144A	169	3,325
GlaxoSmithKline Pharmaceuticals Ltd.	88	2,528
Glenmark Pharmaceuticals Ltd.	343	7,463
Global Health Ltd./India	179	2,493
Granules India Ltd.	310	1,927
Indegene Ltd.	221	1,313
Inventurus Knowledge Solutions Ltd. *	101	1,898
Ipca Laboratories Ltd.	295	4,792
JB Chemicals & Pharmaceuticals Ltd.	172	3,406
Jubilant Pharmova Ltd.	172	2,095
Krishna Institute of Medical Sciences Ltd., 144A *	587	4,496
Laurus Labs Ltd., 144A	880	10,147
Lupin Ltd.	534	12,431
Mankind Pharma Ltd.	240	6,040
Max Healthcare Institute Ltd.	1,611	20,943
Metropolis Healthcare Ltd., 144A	55	1,187

See Notes to Financial Statements.

20   |  DBX ETF Trust

Schedule of Investments

Xtrackers Nifty 500 India ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Narayana Hrudayalaya Ltd.	144	3,132
Natco Pharma Ltd.	190	1,863
Neuland Laboratories Ltd.	18	3,479
Onesource Specialty Pharma Ltd. *	118	2,021
Pfizer Ltd.	32	1,780
Piramal Pharma Ltd.	1,317	2,756
Poly Medicure Ltd.	81	1,756
Rainbow Children’s Medicare Ltd.	106	1,601
SAI Life Sciences Ltd., 144A *	213	2,106
Sun Pharmaceutical Industries Ltd.	2,275	46,585
Syngene International Ltd., 144A	403	2,921
Torrent Pharmaceuticals Ltd.	221	9,193
Vijaya Diagnostic Centre Ltd.	104	1,160
Wockhardt Ltd. *	176	2,430
Zydus Lifesciences Ltd.	529	5,574

(Cost $307,891)		311,475

Industrials — 10.8%
3M India Ltd.	6	2,337
ABB India Ltd.	111	6,422
Action Construction Equipment Ltd.	113	1,254
Adani Enterprises Ltd.	573	14,607
Adani Ports & Special Economic Zone Ltd.	1,605	27,218
Afcons Infrastructure Ltd.	318	1,437
AIA Engineering Ltd.	82	3,541
Amara Raja Energy & Mobility Ltd.	260	2,767
Apar Industries Ltd.	36	3,686
Ashok Leyland Ltd.	6,063	10,718
Astral Ltd.	261	4,204
BEML Ltd.	81	1,655
Bharat Electronics Ltd.	7,883	36,288
Bharat Heavy Electricals Ltd.	2,878	9,358
BLS International Services Ltd.	321	1,183
Blue Dart Express Ltd.	15	959
Blue Star Ltd.	300	5,921
Cera Sanitaryware Ltd.	15	929
CG Power & Industrial Solutions Ltd.	1,516	11,405
Cochin Shipyard Ltd., 144A	180	3,353
Computer Age Management Services Ltd.	101	4,370
Container Corp. Of India Ltd.	734	4,195
Craftsman Automation Ltd.	26	2,042
Cummins India Ltd.	297	14,873
Data Patterns India Ltd.	63	2,092
Delhivery Ltd. *	1,135	5,408
Doms Industries Ltd.	38	1,066
eClerx Services Ltd.	45	2,289

	Number of Shares	Value $

Elecon Engineering Co. Ltd.	188	1,060
Elgi Equipments Ltd.	459	2,620
Engineers India Ltd.	583	1,283
Escorts Kubota Ltd.	71	3,030
Finolex Cables Ltd.	161	1,348
Firstsource Solutions Ltd.	674	2,606
Force Motors Ltd.	10	1,992
Garden Reach Shipbuilders & Engineers Ltd.	62	1,936
GE Vernova T&D India Ltd.	278	8,955
GMR Airports Ltd. *	7,567	9,166
Godrej Industries Ltd. *	94	1,105
Graphite India Ltd.	205	1,272
Havells India Ltd.	533	8,592
HBL Engineering Ltd.	238	2,357
HEG Ltd.	179	1,056
Hindustan Aeronautics Ltd.	425	21,583
Hitachi Energy India Ltd.	27	6,658
IndiaMart InterMesh Ltd., 144A	65	1,679
Indian Railway Catering & Tourism Corp. Ltd.	642	4,929
INOX India Ltd.	76	994
Inox Wind Ltd. *	2,046	3,077
InterGlobe Aviation Ltd., 144A	474	31,273
International Gemmological Institute India Ltd.	254	931
IRB Infrastructure Developers Ltd.	4,213	2,021
IRCON International Ltd., 144A	696	1,252
JSW Infrastructure Ltd.	683	2,064
Jupiter Wagons Ltd.	350	1,118
Jyoti CNC Automation Ltd. *	182	2,056
Kajaria Ceramics Ltd.	177	2,112
Kalpataru Projects International Ltd.	241	3,232
KEC International Ltd.	275	2,108
KEI Industries Ltd.	141	6,535
Kirloskar Brothers Ltd.	54	1,020
Kirloskar Oil Engines Ltd.	177	2,226
KSB Ltd.	167	1,434
L&T Technology Services Ltd., 144A	58	2,879
Larsen & Toubro Ltd.	2,578	117,291
Latent View Analytics Ltd. *	211	1,176
Mazagon Dock Shipbuilders Ltd.	186	5,572
MMTC Ltd. *	900	609
Nava Ltd.	293	1,710
NBCC India Ltd.	2,570	3,353
NCC Ltd.	874	1,675
Olectra Greentech Ltd.	88	1,230
Polycab India Ltd.	106	8,852
Praj Industries Ltd.	266	940
Rail Vikas Nigam Ltd.	1,204	4,363

See Notes to Financial Statements.

DBX ETF Trust  | 21

Schedule of Investments

Xtrackers Nifty 500 India ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

RITES Ltd.	386	1,023
RR Kabel Ltd.	69	1,083
Sagility Ltd.	3,250	1,820
Schneider Electric Infrastructure Ltd. *	125	1,001
Shipping Corp. of India Ltd.	360	933
Siemens Energy India Ltd. *	187	6,606
Siemens Ltd.	187	6,893
Suzlon Energy Ltd. *	26,467	15,981
Techno Electric & Engineering Co. Ltd.	107	1,442
Thermax Ltd.	98	3,199
Timken India Ltd.	76	2,680
Titagarh Rail System Ltd.	171	1,580
Transformers & Rectifiers India Ltd.	260	788
Triveni Turbine Ltd.	244	1,465
V-Guard Industries Ltd.	393	1,513
Voltas Ltd.	482	7,416

(Cost $532,821)		537,330

Information Technology — 8.2%
Birlasoft Ltd.	350	1,488
CE Info Systems Ltd.	49	918
Coforge Ltd.	751	16,025
Cyient Ltd.	180	2,261
Happiest Minds Technologies Ltd.	222	1,238
HCL Technologies Ltd.	2,307	41,891
Hexaware Technologies Ltd.	281	2,377
Honeywell Automation India Ltd.	5	1,979
Infosys Ltd.	7,801	136,061
Intellect Design Arena Ltd.	193	2,400
ITI Ltd. *	250	865
Kaynes Technology India Ltd. *	74	4,542
KPIT Technologies Ltd.	383	5,234
LTIMindtree Ltd., 144A	204	13,904
Mphasis Ltd.	241	7,575
Netweb Technologies India Ltd.	35	1,288
Newgen Software Technologies Ltd.	134	1,320
Oracle Financial Services Software Ltd.	50	4,532
Persistent Systems Ltd.	234	16,620
PG Electroplast Ltd.	339	2,240
Premier Energies Ltd., 144A	286	3,120
Redington Ltd.	1,407	4,422
Sonata Software Ltd.	413	1,650
Syrma SGS Technology Ltd.	161	1,476
Tata Consultancy Services Ltd.	2,214	77,659
Tata Elxsi Ltd.	82	4,729
Tata Technologies Ltd.	365	2,771
Tech Mahindra Ltd.	1,381	23,426
Tejas Networks Ltd., 144A	194	1,072

	Number of Shares	Value $

WAAREE Energies Ltd.	201	7,129
Wipro Ltd.	6,208	17,318
Zensar Technologies Ltd.	242	2,028

(Cost $410,831)		411,558

Materials — 8.3%
Aarti Industries Ltd.	439	1,876
ACC Ltd.	135	2,793
Akzo Nobel India Ltd.	26	962
Alkyl Amines Chemicals	40	752
Ambuja Cements Ltd.	1,329	8,175
APL Apollo Tubes Ltd.	384	7,379
Asian Paints Ltd.	983	31,589
Atul Ltd.	34	2,233
BASF India Ltd.	25	1,162
Bayer CropScience Ltd.	27	1,406
Berger Paints India Ltd.	605	3,819
Carborundum Universal Ltd.	246	2,357
Castrol India Ltd.	1,031	2,216
Century Plyboards India Ltd.	130	1,164
Chambal Fertilisers and Chemicals Ltd.	323	1,589
Clean Science & Technology Ltd.	61	623
Coromandel International Ltd.	250	6,658
Dalmia Bharat Ltd.	169	3,797
DCM Shriram Ltd.	85	1,156
Deepak Fertilisers & Petrochemicals Corp. Ltd.	143	2,188
Deepak Nitrite Ltd.	147	2,561
EID Parry India Ltd. *	219	2,524
Fertilisers & Chemicals Travancore Ltd.	133	1,303
Finolex Industries Ltd.	604	1,207
Godawari Power and Ispat Ltd.	521	1,370
Grasim Industries Ltd.	834	25,542
Gravita India Ltd.	68	1,386
Gujarat Fluorochemicals Ltd.	87	3,330
Himadri Speciality Chemical Ltd.	501	2,451
Hindalco Industries Ltd.	3,125	28,243
Hindustan Copper Ltd.	702	2,566
Hindustan Zinc Ltd.	922	5,001
India Cements Ltd. *	161	707
Jindal Saw Ltd.	525	955
Jindal Stainless Ltd.	680	5,862
Jindal Steel Ltd.	792	9,248
JK Cement Ltd.	97	6,244
JSW Steel Ltd.	2,053	26,631
Jubilant Ingrevia Ltd.	181	1,433
Linde India Ltd.	45	3,001
Lloyds Metals & Energy Ltd.	315	4,298
Maharashtra Seamless Ltd.	115	757
National Aluminium Co. Ltd.	2,077	6,037
Navin Fluorine International Ltd.	86	5,514

See Notes to Financial Statements.

22   |  DBX ETF Trust

Schedule of Investments

Xtrackers Nifty 500 India ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

NMDC Ltd.	7,319	6,048
NMDC Steel Ltd. *	2,503	1,172
Nuvoco Vistas Corp. Ltd. *	255	1,016
PCBL CHEMICAL Ltd.	375	1,363
PI Industries Ltd.	172	6,529
Pidilite Industries Ltd.	657	10,796
PTC Industries Ltd. *	13	2,642
Ramco Cements Ltd.	312	3,619
Ramkrishna Forgings Ltd.	221	1,359
Rashtriya Chemicals & Fertilizers Ltd.	464	733
Rhi Magnesita India Ltd.	175	908
Sarda Energy & Minerals Ltd.	195	1,067
Shree Cement Ltd.	30	8,854
Shyam Metalics & Energy Ltd.	150	1,365
Solar Industries India Ltd.	51	7,567
SRF Ltd.	308	10,080
Steel Authority of India Ltd.	3,397	5,124
Sumitomo Chemical India Ltd.	262	1,365
Supreme Industries Ltd.	137	5,195
Tata Chemicals Ltd.	335	2,998
Tata Steel Ltd.	17,878	33,570
UltraTech Cement Ltd.	257	33,329
UPL Ltd.	1,204	10,212
Usha Martin Ltd.	376	1,799
Vedanta Ltd.	3,691	21,705
Welspun Corp. Ltd.	278	2,662

(Cost $409,831)		415,142

Real Estate — 1.1%
Aditya Birla Real Estate Ltd.	111	2,201
Anant Raj Ltd.	289	1,863
Brigade Enterprises Ltd.	295	2,952
DLF Ltd.	1,419	11,479
Godrej Properties Ltd. *	319	7,541
Lodha Developers Ltd., 144A	595	7,638
Oberoi Realty Ltd.	249	4,585
Phoenix Mills Ltd.	395	7,670
Prestige Estates Projects Ltd.	357	6,694
SignatureGlobal India Ltd. *	85	1,058

	Number of Shares	Value $

Sobha Ltd.	95	1,633
Valor Estate Ltd. *	641	944

(Cost $55,493)		56,258

Utilities — 3.4%
Acme Solar Holdings Ltd.	275	708
Adani Energy Solutions Ltd. *	782	8,695
Adani Green Energy Ltd. *	693	8,121
Adani Power Ltd. *	8,625	14,222
Adani Total Gas Ltd.	588	3,988
CESC Ltd.	1,335	2,544
GAIL India Ltd.	5,706	11,233
Gujarat Gas Ltd.	365	1,616
Gujarat State Petronet Ltd.	609	1,957
Indraprastha Gas Ltd.	1,483	3,306
Jaiprakash Power Ventures Ltd. *	10,096	2,121
JSW Energy Ltd.	1,224	6,687
Mahanagar Gas Ltd.	121	1,624
NHPC Ltd.	6,698	5,746
NLC India Ltd.	693	1,884
NTPC Green Energy Ltd. *	1,982	2,104
NTPC Ltd.	10,248	37,401
Power Grid Corp. of India Ltd.	9,831	29,670
Reliance Infrastructure Ltd. *	610	1,172
Reliance Power Ltd. *	6,070	2,711
SJVN Ltd.	1,538	1,339
Tata Power Co. Ltd.	3,678	16,041
Torrent Power Ltd.	403	5,922

(Cost $170,900)		170,812

TOTAL COMMON STOCKS

(Cost $4,849,187)		4,879,697

CASH EQUIVALENTS — 2.4%
DWS Government Money Market Series “Institutional Shares”, 3.94% (a)

(Cost $120,187)	120,187	120,187

TOTAL INVESTMENTS — 99.9%

(Cost $4,969,374)		4,999,884

Other assets and liabilities, net — 0.1%		6,923

NET ASSETS — 100.0%		5,006,807

See Notes to Financial Statements.

DBX ETF Trust  | 23

Schedule of Investments

Xtrackers Nifty 500 India ETF (Continued)

November 30, 2025 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:

Value ($) at 11/25/2025 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2025	Value ($) at 11/30/2025
CASH EQUIVALENTS — 2.4%

DWS Government Money Market Series “Institutional Shares”, 3.94% (a)
—	325,130	(204,943)	—	—	116	—	120,187	120,187

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

GDR:	Global Depositary Receipt
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

MSCI India Index	USD	1	128,305	130,190	12/19/2025	1,885

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$4,879,697	$—	$—	$4,879,697

Short-Term Investments (a)	120,187	—	—	120,187

Derivatives (b)

Futures Contracts	1,885	—	—	1,885

TOTAL	$5,001,769	$—	$—	$5,001,769

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

24   |  DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2025 (Unaudited)

	Xtrackers Harvest CSI 300 China A-Shares ETF		Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF		Xtrackers Nifty 500 India ETF

Assets

Investment in non-affiliated securities at value	$1,639,892,001		$23,419,710		$4,879,697

Investment in DWS Government Money Market Series	—		—		120,187

Cash	89,167,324		18,278		—

Foreign currency at value	4,321,136	†	40,010	†	—

Deposit with broker for futures contracts	—		—		16,393

Receivables:

Capital shares	144,421		—		—

Variation margin on futures contracts	—		—		1,885

Dividends	—		—		101
Interest	—		—		116
Total assets	$1,733,524,882		$23,477,998		$5,018,379

Liabilities

Payables:

Investment securities purchased	$—		$—		$2,773

Capital shares	88,010,070		—		—

Investment advisory fees	924,372		12,747		153
Deferred foreign tax	—		—		8,646
Total liabilities	88,934,442		12,747		11,572
Net Assets, at value	$1,644,590,440		$23,465,251		$5,006,807

Net Assets Consist of
Paid-in capital	$2,088,474,379		$37,379,241		$5,000,025
Distributable earnings (loss)	(443,883,939)		(13,913,990)		6,782
Net Assets, at value	$1,644,590,440		$23,465,251		$5,006,807
Number of Common Shares outstanding	50,650,001		650,001		200,001
Net Asset Value	$32.47		$36.10		$25.03

Investment in non-affiliated securities at cost	$1,073,457,516		$17,728,377		$4,849,187
Investment in DWS Government Money Market Series at cost	$—		$—		$120,187
Foreign currency at cost	$4,279,889		$39,604		$—

†

Included in foreign currency at value is $89,041 and $8,627 respectively which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

See Notes to Financial Statements.

DBX ETF Trust  | 25

Statements of Operations

For the Six Months Ended November 30, 2025 (Unaudited)

	Xtrackers Harvest CSI 300 China A-Shares ETF	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	Xtrackers Nifty 500 India ETF(1)

Investment Income
Unaffiliated interest income	$2,053	$—	$—
Unaffiliated dividend income*	36,212,548	291,917	101
Income distributions from affiliated funds	—	—	116
Total investment income	36,214,601	291,917	217

Expenses
Investment advisory fees	6,543,822	90,123	157
Other expenses	61	58	—
Total expenses	6,543,883	90,181	157

Less fees waived (see note 3):
Waiver	—	—	(4)
Net expenses	6,543,883	90,181	153
Net investment income (loss)	29,670,718	201,736	64

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	110,078,741	1,487,131	(252)
Futures contracts	—	—	840
Foreign currency transactions	350,938	(28,465)	(17,619)
Net realized gain (loss)	110,429,679	1,458,666	(17,031)
Net change in unrealized appreciation (depreciation) on:
Investments**	267,468,496	5,209,894	21,864
Futures contracts	—	—	1,885
Foreign currency translations	6,996	1,109	—
Net change in unrealized appreciation (depreciation)	267,475,492	5,211,003	23,749
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	377,905,171	6,669,669	6,718
Net Increase (Decrease) in Net Assets Resulting from Operations	$407,575,889	$6,871,405	$6,782

* Unaffiliated foreign tax withheld	$4,032,023	$32,086	$25

** Net of change in deferred foreign taxes	$—	$—	$(8,646)

(1)	For the period November 25, 2025 (commencement of operations) through November 30, 2025.

See Notes to Financial Statements.

26  |  DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Harvest CSI 300 China A-Shares ETF		Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
	For the Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$29,670,718	$40,921,454	$201,736	$212,183
Net realized gain (loss)	110,429,679	(322,146,113)	1,458,666	(3,754,207)
Net change in net unrealized appreciation (depreciation)	267,475,492	165,106,350	5,211,003	4,143,499
Net increase (decrease) in net assets resulting from operations	407,575,889	(116,118,309)	6,871,405	601,475
Distributions to Shareholders	—	(31,891,425)	—	(247,897)

Fund Shares Transactions

Proceeds from shares sold	293,428,911	3,017,009,958	—	19,632,094
Value of shares redeemed	(1,071,090,121)	(2,904,384,041)	(10,276,693)	(14,162,889)
Net increase (decrease) in net assets resulting from fund share transactions	(777,661,210)	112,625,917	(10,276,693)	5,469,205
Total net increase (decrease) in Net Assets	(370,085,321)	(35,383,817)	(3,405,288)	5,822,783

Net Assets
Beginning of period	2,014,675,761	2,050,059,578	26,870,539	21,047,756
End of period	$1,644,590,440	$2,014,675,761	$23,465,251	$26,870,539

Changes in Shares Outstanding

Shares outstanding, beginning of period	75,900,001	83,800,001	950,001	800,001
Shares sold	9,550,000	106,900,000	—	650,000
Shares redeemed	(34,800,000)	(114,800,000)	(300,000)	(500,000)
Shares outstanding, end of period	50,650,001	75,900,001	650,001	950,001

See Notes to Financial Statements.

DBX ETF Trust  | 27

Statements of Changes in Net Assets (Continued)

Xtrackers Nifty 500 India ETF
For the Period November 25, 2025(1) to November 30, 2025 (Unaudited)

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$64
Net realized gain (loss)	(17,031)
Net change in net unrealized appreciation (depreciation)	23,749
Net increase (decrease) in net assets resulting from operations	6,782

Fund Shares Transactions

Proceeds from shares sold	5,000,000
Value of shares redeemed	—
Net increase (decrease) in net assets resulting from fund share transactions	5,000,000
Total net increase (decrease) in Net Assets	5,006,782

Net Assets
Beginning of period	25
End of period	$5,006,807

Changes in Shares Outstanding

Shares outstanding, beginning of period	1
Shares sold	200,000
Shares redeemed	—
Shares outstanding, end of period	200,001

(1)	Commencement of Operations.

See Notes to Financial Statements.

28  |  DBX ETF Trust

Financial Highlights

Xtrackers Harvest CSI 300 China A-Shares ETF

	For the Six		Years Ended May 31,
	Months Ended 11/30/2025 (Unaudited)		2025	2024	2023	2022	2021

Selected Per Share Data

Net Asset Value, beginning of period	$26.54		$24.46	$26.74	$30.82	$41.83	$27.18
Income (loss) from investment operations:
Net investment income (loss)(a)	0.45		0.49	0.51	0.46	0.36	0.30
Net realized and unrealized gain (loss)	5.48		1.89 (b)	(2.20)	(4.22)	(11.02)	14.67
Total from investment operations	5.93		2.38	(1.69)	(3.76)	(10.66)	14.97
Less distributions from:
Net investment income	–		(0.30)	(0.59)	(0.32)	(0.35)	(0.32)
Total from distributions	–		(0.30)	(0.59)	(0.32)	(0.35)	(0.32)
Net Asset Value, end of period	$32.47		$26.54	$24.46	$26.74	$30.82	$41.83
Total Return (%)	22.33	**	9.72	(6.18)	(12.28)	(25.67)	55.20

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	1,645		2,015	2,050	2,333	1,672	2,715
Ratio of expenses (%)	0.65	*	0.65	0.65	0.65	0.65	0.65
Ratio of net investment income (loss) (%)	2.95	*	1.87	2.02	1.55	0.97	0.79
Portfolio turnover rate (%)	19	**	143	50	69	95	78

(a)	Based on average shares outstanding during the period.
(b)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust  | 29

Financial Highlights (Continued)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

	For the Six		Years Ended May 31,
	Months Ended 11/30/2025 (Unaudited)		2025	2024	2023	2022	2021

Selected Per Share Data

Net Asset Value, beginning of period	$28.28		$26.31	$30.45	$32.55	$38.36	$27.59
Income (loss) from investment operations:
Net investment income (loss)(a)	0.24		0.21	0.28	0.36	0.28	0.13
Net realized and unrealized gain (loss)	7.58		1.95	(4.24)	(1.88)	(5.77)	10.79
Total from investment operations	7.82		2.16	(3.96)	(1.52)	(5.49)	10.92
Less distributions from:
Net investment income	–		(0.19)	(0.18)	(0.58)	(0.32)	(0.15)
Total from distributions	–		(0.19)	(0.18)	(0.58)	(0.32)	(0.15)
Net Asset Value, end of period	$36.10		$28.28	$26.31	$30.45	$32.55	$38.36
Total Return (%)	27.63	**	8.21	(13.03)	(4.71)	(14.50)	39.64

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	23		27	21	26	34	40
Ratio of expenses (%)	0.65	*	0.65	0.65	0.65	0.65	0.65
Ratio of net investment income (loss) (%)	1.45	*	0.76	1.03	1.13	0.73	0.37
Portfolio turnover rate (%)	12	**	79	25	41	62	34

(a)	Based on average shares outstanding during the period.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

30  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Nifty 500 India ETF

	Period Ended 11/30/2025(a) (Unaudited)

Selected Per Share Data

Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.00	(c)
Net realized and unrealized gain (loss)	0.03
Total from investment operations	0.03

Net Asset Value, end of period	$25.03
Total Return (%)(d)	0.12	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	5
Ratio of expenses before fee waiver (%)	0.19	*
Ratio of expenses after fee waiver (%)	0.19	*
Ratio of net investment income (loss) (%)	0.08	*
Portfolio turnover rate (%)	0

(a)	For the period November 25, 2025 (commencement of operations) through November 30, 2025.

(b)	Based on average shares outstanding during the period.

(c)	Amount represents less than $0.005.

(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust  | 31

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2025, Trust consists of forty-two investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Harvest CSI 300 China A-Shares ETF

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

Xtrackers Nifty 500 India ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”). Harvest Global Investments Limited serves as investment Sub-Advisor (the “Sub-Advisor”) to the Xtrackers Harvest CSI 300 China A-Shares ETF and the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF. The Sub-Advisor is responsible for day-to-day management of each Fund, subject to supervision of the Advisor.

Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Xtrackers Nifty 500 India ETF offer shares that are listed and traded on the Nasdaq Stock Market (“NASDAQ”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, except for the Xtrackers Nifty 500 India ETF which lots consist of 25,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Harvest CSI 300 China A-Shares ETF	CSI 300 Index
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	CSI 500 Index
Xtrackers Nifty 500 India ETF	Nifty 500 Index

CSI 300 Index is calculated and maintained by China Securities Index Co., Ltd. It is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index generally must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange for specified time periods, have demonstrated positive performance, and not be subject to abnormal volatility or other evidence of possible market manipulation, among other factors. The composition of the Underlying Index is reviewed every six-months.

CSI 500 Index is calculated and maintained by China Securities Index Co., Ltd. is designed to reflect the price fluctuation and performance of small-cap companies in the China A-Share market and is composed of the 500 smallest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index generally must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange for specified time periods, have demonstrated positive performance, and not be subject to abnormal volatility or other evidence of possible market manipulation, among other factors. The composition of the Underlying Index is reviewed every six-months.

Nifty 500 Index was created and is maintained by NSE Indices Limited. Nifty 500 Index measures the equity performance of the top 500 companies traded on the National Stock Exchange of India based on full market capitalization that meet certain eligibility requirements. It includes representation from the large, mid and small-cap segments of the Indian equity market. The Nifty 500 Index is reconstituted on semi-annual basis.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

32   |  DBX ETF Trust

Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF are diversified series of the Trust. Xtrackers Nifty 500 India ETF is non-diversified and is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole, and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying

Statement of Operations.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange and the Nasdaq, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

DBX ETF Trust  |  33

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as a Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the last traded price on the exchange for securities suspended from trading; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following each Fund’s Schedule of

Investments.

Investment Transactions and Investment Income Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of the Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF to pay out dividends from its net investment income, if any, to investors annually. It is the policy of the Xtrackers Nifty 500 India ETF to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended May 31, 2025 (or since the Fund’s inception if the Fund commenced operations less than four years prior to May 31, 2025), remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

34   |  DBX ETF Trust

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2025, the Funds did not incur any interest or penalties.

At May 31, 2025, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount

Xtrackers Harvest CSI 300 China A-Shares ETF	$636,148,837	$357,965,500	$994,114,337

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	15,562,388	5,121,760	20,684,148

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended May 31, 2025, the Fund listed below incurred and will elect to defer late year ordinary losses as follows. The funds had no post-October capital losses.

Late Year Ordinary Losses

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	$26,009

As of May 31, 2025, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)

Xtrackers Harvest CSI 300 China A-Shares ETF	$1,888,291,171	$123,138,636	$298,543,219	$(175,404,583)
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	26,868,159	(74,535)	3,474,120	(3,548,655)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of November 30, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF direct investments in China A-Shares will be subject to a number of Chinese tax rules and the application of many of those rules is evolving. Chinese taxes that may apply to the Funds’ direct investments in A-Shares include withholding income tax (“WHT”) on dividends, WHT on bank deposit interest, WHT on capital gains realized from the disposal of equity investments prior to November 17, 2014 and stamp duty. China imposes WHT at a rate of 10% on dividends on shares and interest income derived by non People’s Republic of China (“PRC”) enterprises including Qualified Foreign Institutional Investors (“QFII”) and Renminbi Qualified Foreign Institutional Investors (“RQFII”) from PRC resident issuers, subject to any lower rate provided by an applicable tax treaty.

Since November 17, 2014, QFIIs and RQFIIs have been temporarily exempt from WHT with respect to gains derived from the trading of equity investments (including shares in PRC enterprises). With respect to gains derived from equity investments prior to November 17, 2014, QFIIs and RQFIIs are subject to WHT at a rate of 10% on such gains on a gross basis, subject to any lower rate provided by an applicable tax treaty. The above WHT treatment applies to QFIIs and RQFIIs which do not have a permanent establishment (“PE”) in the PRC. The Funds do not have PEs in the PRC, therefore, the Funds are only subject to WHT at 10% with respect to gross realized gains derived from the disposal of land-rich A-Share companies and exempt from WHT with respect to gross realized gains derived from non land-rich A-Share companies prior to November 17, 2014 as

DBX ETF Trust  |  35

long as treaty relief is eligible. Land-rich enterprises refer to companies whose value of immovable property in the PRC is greater than 50% of the value of their total assets at any time during the three-year period before the alienation of the PRC companies’ shares. The WHT relating to the realized gains from shares in land-rich companies prior to November 17, 2014 has been paid by the Funds while realized gains from shares in non land-rich companies prior to November 17, 2014 were granted treaty relief pursuant to the PRC-US Double Taxation Arrangement.

The PRC rules for taxation of QFIIs and RQFIIs are evolving and the tax regulations to be issued by the PRC State Taxation Administration and/or PRC Ministry of Finance, as well as the practices adopted by the local PRC authorities, may apply retroactively which may adversely affect the Fund and its shareholders.

The Xtrackers Nifty 500 India ETF is subject to tax in India on the income arising from investments in Indian securities, which could be in the form of dividends and/or capital gains arising on the sale of securities. A Securities Transaction Tax (“STT”) was introduced under Section 98 of the Finance (No.2) Act, 2004 on transactions relating to sale, purchases and redemption of shares made by purchasers or sellers of Indian securities. Income arising from sale of Indian securities by the Fund is treated as capital gains under the Indian Income Tax Act, 1961 (“IT Act”). Long-term capital gains on sale of securities are chargeable to tax in India at the rate of 12.5%. The holding period for a security to qualify as long-term is 12 months for equity shares listed on a recognized stock exchange in India and 24 months in case of all other securities. The tax on long-term capital gains arising on sale of listed equity shares and on which STT has been paid at the time of sale is calculated after allowing for a basic exemption limit of INR 125,000. Short-term capital gains arising from the sale of equity shares listed on a recognized stock exchange in India and on which STT has been paid at the time of sale are taxed at the rate of 20%. Short-term capital gains on the sale of all other securities are taxable at the rate of 30%. Capital gains arising from the transfer of depositary receipts outside India between non-resident investors are not subject to tax in India. Dividend income earned by the Fund will be subject to Indian income tax at the specified tax rate of 20% under the IT Act. The applicable tax is withheld by the dividend-paying issuer at the time of making payment. The India-USA Double Taxation Avoidance Agreement (“the DTAA”) provides for a reduced rate of 15% tax on dividends. However, the Fund does not anticipate claiming any treaty benefits.

Foreign Currency Translations The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Derivatives

Futures Contracts Xtrackers Nifty 500 India ETF may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. The Fund will not use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2025, the Xtrackers Nifty 500 India ETF utilized futures in order to simulate investment in the Fund’s Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

36   |  DBX ETF Trust

Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2025 is included in a table following the Fund’s Schedule of

Investments.

The following table summarizes the value of the Fund’s derivative instruments held as of November 30, 2025 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers Nifty 500 India ETF
Equity contracts	Unrealized appreciation on futures contracts*	$1,885	Unrealized depreciation on futures contracts*	$—
	Total	$1,885	Total	$—

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Fund’s earnings during the period ended November 30, 2025 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:	Futures Contracts — Equity Contracts
Xtrackers Nifty 500 India ETF	$840

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts — Equity Contracts
Xtrackers Nifty 500 India ETF	$1,885

For the period ended November 30, 2025 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers Nifty 500 India ETF	$130,190

Cash Cash consists of cash held at banks and is on deposit with major financial institutions.

Affiliated Cash Management Vehicles The Funds may invest uninvested cash balances in DWS Government Money Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

Harvest Global Investments Limited serves as investment sub-Advisor (the “Sub-Advisor”) to the Xtrackers Harvest CSI 300 China A-Shares ETF and the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF. The Sub-Advisor is responsible for day-to-day management of each Fund, subject to supervision of the Advisor, and is paid by the Advisor for its services.

DBX ETF Trust  |  37

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers Harvest CSI 300 China A-Shares ETF	0.65%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	0.65%
Xtrackers Nifty 500 India ETF	0.19%

The Advisor for the Fund below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated cash management vehicles. For the period ended November 30, 2025, the Advisor waived expenses of the Fund as follows:

Expenses Waived
Xtrackers Nifty 500 India ETF	$4

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the payments to the subadvisor (as applicable), the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2025, the cost of investments purchased and proceeds from sale of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Xtrackers Harvest CSI 300 China A-Shares ETF	$372,919,163	$1,121,877,601
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	3,248,966	13,320,417
Xtrackers Nifty 500 India ETF	4,849,187	—

5. Fund Share Transactions

As of November 30, 2025, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units for each fund are generally issued in exchange for a specific amount of cash totaling the NAV of the Creation Units. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in China

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers (or action by the Chinese government

38   |  DBX ETF Trust

that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade or regulatory limitations; restrictions on foreign ownership which require U.S. investors to invest in offshore special purpose companies to obtain indirect exposure to Chinese issuers; custody risks associated with investing through Stock Connect, a Qualified Foreign Investor (“QFI”) or other programs to access the Chinese securities markets; both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable; different and less stringent financial reporting standards; and increased political pressure from the U.S. and other countries to restrict the ability of investors outside China to invest in Chinese issuers.

7. Investing in India

Investments in Indian issuers involve risks that are specific to India, including legal, regulatory, political, currency and economic risks. The securities markets in India are relatively underdeveloped and may subject Xtrackers Nifty 500 India ETF to higher transaction costs or greater uncertainty than investments in more developed securities markets. Political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage, and the risk of nationalization or expropriation of assets may result in an increased risk of loss. In addition, religious and border disputes persist in India. India has experienced acts of terrorism and has strained international relations with Pakistan, Bangladesh, China, Sri Lanka and other neighbors due to territorial disputes, historical animosities, terrorism, defense concerns, and other security concerns. These situations may cause uncertainty in the Indian market and may adversely affect the Indian economy. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. For example, India is heavily dependent upon trading with key partners and any reduction in this trading may have an adverse impact on the Fund’s investments.

8. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At November 30, 2025, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding: Trust has entered

Approximate Percent of Outstanding Shares Held
Xtrackers Nifty 500 India ETF	95%

9. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Harvest CSI 300 China A-Shares ETF, Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF and Xtrackers Nifty 500 India ETF, and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at November 30, 2025.

DBX ETF Trust  |  39

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers Nifty 500 India ETF

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT WITH DBX ADVISORS LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 14, 2025, the Trustees, all of whom are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the Investment Advisory Agreement between DBX Advisors LLC (“DBX” or the “Adviser”) and the Trust, with respect to Xtrackers Nifty 500 India ETF (the “Fund”). The Independent Trustees were advised throughout the review and meeting by K&L Gates LLP (“Independent Trustee Counsel”).

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and the Fund’s shareholders; (2) the financial resources of the Adviser and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the Fund’s advisory fee; (4) the total cost of the services to be provided by and the anticipated profits to be realized by the Adviser from its relationship with the Fund; (5) the extent to which economies of scale would be realized, and if the Fund’s shareholders would benefit from those economies; and (6) fall-out benefits, if any, that may be enjoyed by the Adviser.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust

Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of the Fund and the Fund’s shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser under the Investment Advisory Agreement. The Board considered that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services, such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Adviser, including portfolio management.

The Board considered that the Adviser will provide, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser will pay or arrange for the compensation of officers of the Trust who are also officers or employees of the Adviser or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operations. The Board also considered that in addition to managing the Fund’s portfolio directly, the Adviser will provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Adviser, taking special consideration of the fact that the Fund’s advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Adviser in supervising third party service providers to its currently managed funds, such as the administrator and the custodian (which would also provide those services to the Fund), noting the Adviser’s extensive work with these service providers (including due diligence sessions) to conduct such supervision (which would cover the Fund as well). The Board further considered the compliance program of the Adviser, which supports the compliance program of the Adviser’s currently managed funds (which would also cover the Fund).

Adviser’s Financial Resources. In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Adviser has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

40   |  DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

Reasonableness of Advisory Fee. The Board compared the Fund’s advisory fee to those of other pertinent exchange-traded funds (“ETFs”) and noted that the Fund’s fee is below the average and median fee of the ETFs in the Fund’s peer group. The Board accordingly noted that the Fund’s fee is competitive with the fees of its peer group. The Board agreed that it was familiar with the Adviser’s methodology for selecting the Fund’s peer group and believed that the Fund’s peer group was appropriate. The Board considered that the proposed fee for the Fund is a unitary fee pursuant to which the Adviser pays all of the Fund’s operating expenses (subject to certain specified exceptions). The Board also considered that the Fund’s portfolio will be managed on a day-to-day basis by the Adviser and that the Adviser will also provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund. Based on its review, the Board concluded that the advisory fee for the Fund is reasonable in light of the services to be provided.

Costs of Services and Profitability. The Board considered the anticipated expenses of the Adviser in developing and rendering services to be provided to the Fund and the likelihood and level of profits in the early years of the Fund’s operations. The Board noted that because the Fund is new, it is difficult to estimate the profitability of the Fund to the Adviser at this time. The Board considered whether the Adviser would benefit in other ways from its relationship with the Fund and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Fund. The Board also considered the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale.

Economies of Scale. The Board noted that the Fund’s advisory fee was set at a competitive level that was designed to reflect scale in assets from the Fund’s commencement of operations. The Board noted that because the Fund is new, it is difficult to estimate whether the Fund would experience economies of scale beyond those already reflected in the Fund’s advisory fee. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Fund. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisers can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

DBX ETF Trust  |  41

November 30, 2025

Semi-Annual Financial Statements and Other Information

DBX ETF Trust

       Xtrackers California Municipal Bond ETF (CA)

       Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

       Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)

       Xtrackers US 0-1 Year Treasury ETF (TRSY)

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust  |  1

Schedule of Investments

Xtrackers California Municipal Bond ETF

November 30, 2025 (Unaudited)

	Principal Amount $	Value $

MUNICIPAL BONDS – 97.1%

California – 97.1%
Allan Hancock Joint Community College District Series 2006-C, 0.00% - 5.60%, 8/1/47 (a)	160,000	122,007
Anaheim Public Financing Authority
Series C, Zero Coupon, 9/1/30	50,000	43,551
Bay Area Toll Authority
Series F-2, 5.00%, 4/1/42	100,000	108,933
Series F-2, 5.00%, 4/1/43	100,000	107,923
Series F-2, 5.00%, 4/1/45	140,000	153,566
California Community Choice Financing Authority
Series B-1, 4.00%, 2/1/52	250,000	254,553
Series A, 5.00%, 7/1/53	300,000	315,060
Series E-1, 5.00%, 2/1/54	100,000	106,813
Series D, 5.50%, 5/1/54	250,000	264,661
Series G-1, 5.25%, 11/1/54	100,000	106,958
Series E, 5.00%, 2/1/55	150,000	161,305
Series F, 5.00%, 2/1/55	300,000	327,693
Series C, 5.00%, 8/1/55	100,000	106,226
Series G, 5.00%, 11/1/55	100,000	104,954
Series A, 5.00%, 1/1/56	100,000	106,233
Series H, 5.00%, 1/1/56	200,000	220,649
California Educational Facilities Authority
Series V-3, 5.00%, 6/1/33	25,000	29,917
Series U-1, 5.25%, 4/1/40	235,000	294,569
Series U-7, 5.00%, 6/1/46	120,000	138,052
California Enterprise Development Authority Series A, 5.50%, 11/1/59	50,000	54,159
California Health Facilities Financing Authority
Series A, 5.00%, 11/15/30	50,000	50,111
Series A, 5.00%, 11/15/32	75,000	78,379
Series A, 5.00%, 11/15/33	55,000	57,650
Series A, 4.00%, 4/1/38	100,000	101,406
Series B, 3.25%, 8/15/39	145,000	135,749
Series B, 4.00%, 8/15/39	100,000	100,036
Series A, 5.00%, 10/1/39	25,000	25,839
Series C, 5.00%, 6/1/41	75,000	81,683
Series A-2, 4.00%, 11/1/44	25,000	23,780
Series A-2, 5.00%, 11/1/47	100,000	113,436
Series A, 4.00%, 8/15/48	100,000	94,479
Series A, 4.00%, 11/15/48	70,000	64,335
Series A, 5.00%, 11/15/48	60,000	60,675
Series A, 4.00%, 6/1/50	50,000	44,105
Series A, 4.00%, 8/15/50	100,000	93,315

	Principal Amount $	Value $
California Infrastructure & Economic Development Bank
Series A, 5.00%, 7/1/29	80,000	84,328
Series A, 4.00%, 11/1/45	50,000	48,798
Series A, 4.00%, 7/1/50	180,000	173,665
5.25%, 5/15/59	50,000	53,523
California Municipal Finance Authority Series A, 5.00%, 9/1/49	35,000	36,850
California Public Finance Authority Series A, 4.00%, 8/1/47	50,000	47,541
California School Facilities Financing Authority Series A, Zero Coupon, 8/1/49	300,000	89,882
California State Public Works Board
Series A, 5.00%, 8/1/34	30,000	33,762
Series B, 4.00%, 5/1/46	170,000	165,297
Series A, 4.00%, 11/1/46	225,000	218,680
California State University
Series A, 5.00%, 11/1/27	25,000	25,271
Series A, 5.00%, 11/1/29	40,000	41,511
Series A, 5.00%, 11/1/30	50,000	50,556
Series A, 5.00%, 11/1/32	105,000	106,097
Series A, 5.00%, 11/1/32	60,000	62,158
Series A, 5.00%, 11/1/34	30,000	31,016
Series A, 5.00%, 11/1/43	5,000	5,000
California Statewide Communities Development Authority
Series 2004-L, 5.00%, 4/1/38	155,000	168,811
Series A, 4.00%, 7/1/48	25,000	23,829
Series A, 3.00%, 4/1/50	50,000	36,522
Series A, 4.00%, 8/15/51	50,000	45,111
Centinela Valley Union High School District Series B, 4.00%, 8/1/50	30,000	28,470
Chino Valley Unified School District Series 2020-B, 5.00%, 8/1/55	100,000	103,209
City of Glendale CA Electric Revenue 5.00%, 2/1/55	100,000	104,669
City of Irvine CA 4.00%, 9/1/58	75,000	69,176
City of Los Angeles CA Wastewater System Revenue Series C, 5.00%, 6/1/28	100,000	107,139
City of Los Angeles Department of Airports
Series D, 4.00%, 5/15/48	100,000	96,103
Series A, 5.00%, 5/15/49	300,000	306,879

See Notes to Financial Statements.

2  |   DBX ETF Trust

Schedule of Investments

Xtrackers California Municipal Bond ETF (Continued)

November 30, 2025 (Unaudited)

	Principal Amount $	Value $
City of Los Angeles Department of Airports, Private Airport & Marina Revenue,
Series A, 5.00%, 5/15/36	30,000	32,725
Series A, 5.00%, 5/15/37	30,000	32,555
City of San Francisco CA Public Utilities Commission Water Revenue Series C, 5.00%, 11/1/31	20,000	23,276
Coronado Community Development Agency Successor Agency Series A, 5.00%, 9/1/33	20,000	20,022
Desert Community College District Series A-1, 4.00%, 8/1/51	100,000	95,758
East Bay Municipal Utility District Water System Revenue
Series B, 5.00%, 6/1/28	25,000	26,074
Series B, 5.00%, 6/1/30	50,000	52,055
Series B, 5.00%, 6/1/31	50,000	52,048
Folsom Cordova Unified School District Series D, 4.00%, 10/1/44	100,000	99,580
Hartnell Community College District Series 2002-D, 7.00%, 8/1/34	100,000	107,458
Hayward Area Recreation & Park District Series A, 4.00%, 8/1/46	30,000	29,802
Hayward Unified School District 4.00%, 8/1/42	50,000	50,001
4.00%, 8/1/43	300,000	298,026
Long Beach Bond Finance Authority Series A, 5.50%, 11/15/30	100,000	111,560
Los Angeles County Facilities, Inc. Series A, 4.00%, 12/1/48	130,000	125,159
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
Series A, 5.00%, 6/1/31	50,000	57,626
Series A, 5.00%, 6/1/33	30,000	34,301
Series A, 5.00%, 6/1/34	30,000	33,369
Series B, 5.00%, 7/1/34	25,000	26,660
Series B, 5.00%, 7/1/35	50,000	53,246
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue Series A, 5.00%, 6/1/33	110,000	114,477
Los Angeles County Public Works Financing Authority Series D, 4.00%, 12/1/40	60,000	60,005

	Principal Amount $	Value $
Los Angeles Department of Water & Power
Series A, 5.00%, 7/1/29	45,000	48,461
Series B, 5.00%, 7/1/33	150,000	159,139
Series A, 5.00%, 7/1/34	110,000	112,341
Series D, 5.00%, 7/1/44	20,000	20,561
Series B, 5.00%, 7/1/51	20,000	20,538
Series B, 5.25%, 7/1/53	25,000	26,204
Series E, 5.00%, 7/1/54	60,000	62,203
Series D, 5.25%, 7/1/54	25,000	26,395
Los Angeles Department of Water & Power Water System Revenue
Series B, 5.00%, 7/1/47	30,000	31,055
Series A, 5.00%, 7/1/49	200,000	207,311
Series D, 5.00%, 7/1/52	50,000	51,525
Los Angeles Department of Water & Power Water System Revenue, Water Revenue, Series A, 5.25%, 7/1/53	175,000	183,929
Los Angeles Department of Water & Power, Electric, Power & Light Revenue,
Series B, 5.00%, 7/1/45	75,000	77,492
Series B, 5.00%, 7/1/51	115,000	117,847
Los Angeles Unified School District
Series A, 5.00%, 7/1/27	60,000	62,582
Series B, 2.00%, 7/1/29	95,000	91,333
Series B-1, 5.00%, 7/1/29	25,000	26,422
Series A, 5.00%, 7/1/30	55,000	60,472
Series B, 5.00%, 7/1/30	100,000	101,490
Series C, 5.00%, 7/1/30	50,000	56,414
Series C, 3.00%, 7/1/35	20,000	19,747
Series B-1, 5.00%, 7/1/36	35,000	36,711
Series QRR, 5.00%, 7/1/37	50,000	58,267
Series B-1, 5.25%, 7/1/42	25,000	25,991
Series M-1, 5.25%, 7/1/42	15,000	15,595
Series RYQ, 4.00%, 7/1/44	75,000	74,825
Marin Healthcare District Series 2021, 4.00%, 8/1/45	165,000	157,507
Metropolitan Water District of Southern California
Series A, 5.00%, 7/1/27	40,000	41,849
Series A, 5.00%, 7/1/27	75,000	78,467
Series C, 5.00%, 10/1/27	40,000	42,140
Series A, 5.00%, 7/1/34	95,000	102,675
Series A, 5.00%, 10/1/49	30,000	31,139
Series A, 5.00%, 10/1/51	20,000	20,956
M-S-R Energy Authority Series C, 6.50%, 11/1/39	60,000	73,804

See Notes to Financial Statements.

DBX ETF Trust  |   3

Schedule of Investments

Xtrackers California Municipal Bond ETF (Continued)

November 30, 2025 (Unaudited)

	Principal Amount $	Value $
Mt San Antonio Community College District Series A, 0.00% - 6.25%, 8/1/43 (a)	100,000	101,470
Municipal Improvement Corp. of Los Angeles
Series B, 5.00%, 11/1/27	25,000	25,567
Series B, 5.00%, 11/1/29	30,000	30,658
Napa Valley Unified School District Series C, 4.00%, 8/1/44	70,000	69,345
Northern California Sanitation Agencies Financing Authority
Series 2021, 3.00%, 12/1/34	25,000	25,156
Series A, 5.00%, 12/1/45	55,000	58,086
Ontario International Airport Authority Series A, 4.00%, 5/15/51	100,000	93,769
Palomar Community College District Series 2006-D, 4.00%, 8/1/46	15,000	14,701
Perris Union High School District Series A, 4.00%, 9/1/48	50,000	48,789
Rancho Santiago Community College District Series 2002-C, Zero Coupon, 9/1/30	60,000	52,383
Regents of The University of California Medical Center Pooled Revenue
Series L, 5.00%, 5/15/35	25,000	25,242
Series L, 5.00%, 5/15/41	75,000	75,533
Series L, 3.00%, 5/15/42	255,000	214,878
Series P, 5.00%, 5/15/47	175,000	183,515
Series P, 4.00%, 5/15/53	25,000	23,372
Rio Hondo Community College District Series A, 5.25%, 8/1/55	245,000	266,400
River Islands Public Financing Authority Series A-1, 5.25%, 9/1/52	50,000	52,905
Riverside County Transportation Commission Sales Tax Revenue Series B, 5.00%, 6/1/35	120,000	125,650
Sacramento City Financing Authority Series E, 5.25%, 12/1/30	100,000	110,647
Sacramento City Unified School District Series G, 4.00%, 8/1/49	30,000	28,594
Sacramento Municipal Utility District Series G, 5.00%, 8/15/39	50,000	53,621

	Principal Amount $	Value $
Sacramento Municipal Utility District, Electric, Power & Light Revenue, Series H, 5.00%, 8/15/50	50,000	52,048
Sacramento Transportation Authority Sales Tax Revenue Series A, 5.00%, 10/1/33	60,000	72,057
San Diego Community College District 5.00%, 8/1/31	100,000	101,805
San Diego County Regional Airport Authority
Series A, 5.00%, 7/1/44	35,000	36,242
Series A, 5.00%, 7/1/46	75,000	78,603
San Diego County Regional Transportation Commission Series A, 5.00%, 4/1/35	15,000	17,690
San Diego County Water Authority Series S-1, 5.00%, 5/1/28	100,000	106,244
San Diego Public Facilities Financing Authority
Series A, 5.00%, 5/15/27	50,000	50,591
Series A, 5.00%, 5/15/28	20,000	20,247
Series B, 5.00%, 8/1/28	35,000	35,608
San Diego Unified School District Series 2012-I, 4.00%, 7/1/47	100,000	96,768
Series C, 0.00% - 6.63%, 7/1/48 (a)	85,000	82,792
Series L, 4.00%, 7/1/49	30,000	29,060
Series 2018 G-3, 4.00%, 7/1/53	200,000	191,507
San Francisco Bay Area Rapid Transit District
Series 2004 F-1, 3.00%, 8/1/38	75,000	70,440
Series C-1, 4.00%, 8/1/45	35,000	34,507
San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue, Series E, 5.00%, 5/1/48	25,000	25,511
San Francisco City & County Airport Comm-San Francisco International Airport Series D, 5.00%, 5/1/36	40,000	42,962
San Francisco City & County Public Utilities Commission Wastewater Revenue
Series A, 5.00%, 10/1/27	50,000	52,610
Series A, 5.00%, 10/1/46	85,000	89,996
San Francisco Community College District Series B, 5.25%, 6/15/49	100,000	108,804

See Notes to Financial Statements.

4  |   DBX ETF Trust

Schedule of Investments

Xtrackers California Municipal Bond ETF (Continued)

November 30, 2025 (Unaudited)

	Principal Amount $	Value $
San Francisco Municipal Transportation Agency Series 2017, 4.00%, 3/1/46	130,000	126,057
San Joaquin Hills Transportation Corridor Agency
Zero Coupon, 1/1/28	55,000	52,283
Series A, 5.00%, 1/15/33	40,000	44,457
San Joaquin Valley Clean Energy Authority Series A, 5.50%, 1/1/56	100,000	113,976
San Jose Redevelopment Agency Successor Agency Series A, 5.00%, 8/1/35	45,000	46,610
San Marcos Unified School District Series B, Zero Coupon, 8/1/47	300,000	117,093
San Mateo Union High School District Series 2010, 0.00% - 6.70%, 9/1/41 (a)	130,000	141,085
Santa Clara Unified School District Series 2017, 3.50%, 7/1/42	130,000	124,096
Santa Clara Valley Transportation Authority Series A, 5.00%, 4/1/26	50,000	50,448
Santa Clara Valley Water District Series 2023C-1, 4.00%, 6/1/26	50,000	50,346
Southern California Public Power Authority
5.00%, 7/1/36	95,000	106,605
Series 2023-A1, 5.00%, 7/1/48	20,000	20,790
State of California
5.00%, 12/1/25	50,000	50,000
5.00%, 8/1/26	110,000	111,900
Series B, 5.00%, 8/1/26	110,000	111,900
5.00%, 10/1/26	50,000	51,081
5.00%, 8/1/27	100,000	101,686
5.00%, 10/1/27	30,000	31,426
5.00%, 11/1/27	115,000	120,713
5.00%, 11/1/27	50,000	52,484
5.00%, 11/1/27	50,000	52,484
5.00%, 8/1/28	90,000	93,824
5.00%, 9/1/28	110,000	112,014
Series B, 5.00%, 10/1/28	100,000	107,345
5.00%, 12/1/28	45,000	48,497
Series C, 5.00%, 8/1/29	200,000	203,280
5.00%, 11/1/29	25,000	26,219
5.00%, 8/1/30	5,000	5,212
5.00%, 8/1/30	50,000	52,124
5.00%, 11/1/30	30,000	31,466
5.00%, 11/1/30	35,000	39,278
5.00%, 4/1/31	40,000	45,237
5.00%, 4/1/32	50,000	57,543

	Principal Amount $	Value $
5.25%, 8/1/32	100,000	115,600
2.50%, 9/1/32	125,000	120,082
5.00%, 9/1/32	30,000	34,082
5.00%, 11/1/32	30,000	33,509
Series B, 5.00%, 11/1/32	30,000	33,509
Series C, 3.375%, 9/1/33	50,000	50,033
5.00%, 3/1/34	55,000	60,417
5.00%, 12/1/34	50,000	55,630
3.00%, 9/1/35	200,000	196,760
3.00%, 10/1/35	95,000	93,696
4.00%, 10/1/35	50,000	52,639
5.00%, 10/1/35	100,000	100,730
4.00%, 11/1/35	125,000	131,069
4.00%, 11/1/35	5,000	5,376
5.00%, 12/1/35	70,000	77,722
4.00%, 3/1/36	80,000	83,169
3.00%, 9/1/36	50,000	47,977
4.00%, 9/1/36	100,000	100,454
3.00%, 10/1/36	25,000	24,419
5.00%, 10/1/36	50,000	57,259
Series B, 5.00%, 11/1/36	30,000	33,090
4.00%, 3/1/37	50,000	51,649
5.00%, 4/1/37	40,000	42,685
5.00%, 9/1/37	150,000	172,715
5.00%, 9/1/41	100,000	108,340
4.00%, 4/1/42	200,000	202,477
Series C, 5.00%, 11/1/42	100,000	109,029
3.00%, 12/1/43	25,000	21,066
5.00%, 10/1/45	350,000	375,538
5.25%, 10/1/45	25,000	27,253
4.00%, 11/1/45	85,000	82,744
4.00%, 3/1/46	30,000	29,536
3.00%, 11/1/50	100,000	77,065
State of California Department of Water Resources
Series BB, 5.00%, 12/1/26	130,000	133,665
Series AX, 5.00%, 12/1/27	45,000	47,578
Series BB, 5.00%, 12/1/33	25,000	28,377
Sweetwater Union High School District 4.00%, 8/1/42	100,000	99,308
University of California
Series AY, 5.00%, 5/15/28	70,000	72,759
Series BQ, 5.00%, 5/15/29	25,000	27,411
Series AY, 5.00%, 5/15/30	25,000	25,980
Series BQ, 5.00%, 5/15/31	30,000	34,384
Series BQ, 5.00%, 5/15/33	25,000	29,697
Series BQ, 5.00%, 5/15/35	40,000	46,911
Series M, 5.00%, 5/15/35	75,000	77,554
Series AY, 5.00%, 5/15/36	50,000	51,615
Series BE, 5.00%, 5/15/36	170,000	186,758
Series BE, 5.00%, 5/15/42	25,000	26,625

See Notes to Financial Statements.

DBX ETF Trust  |   5

Schedule of Investments

Xtrackers California Municipal Bond ETF (Continued)

November 30, 2025 (Unaudited)

	Principal Amount $	Value $
Series BN, 5.00%, 5/15/42	30,000	33,107
Series BS, 5.00%, 5/15/43	25,000	27,598
Series K, 4.00%, 5/15/46	50,000	48,636
Series Q, 5.00%, 5/15/46	15,000	15,819
Series M, 4.00%, 5/15/47	100,000	96,836
Series CC, 5.00%, 5/15/47	50,000	54,167
Series AZ, 5.00%, 5/15/48	100,000	102,759
Series Q, 3.00%, 5/15/51	50,000	38,312
5.00%, 5/15/52	100,000	104,482
Series O, 5.00%, 5/15/58	150,000	152,560
Ventura County Community College District 3.125%, 8/1/31	100,000	100,015
Ventura Unified School District Series A, 4.00%, 8/1/52	50,000	47,988
West Contra Costa Unified School District Series B, 5.00%, 8/1/49	100,000	106,395

	Principal Amount $	Value $
William S Hart Union High School District Series C, 3.50%, 8/1/38	75,000	74,785

(Cost $20,899,465)		20,751,115

TOTAL MUNICIPAL BONDS

(Cost $20,899,465)		20,751,115

	Number of Shares

CASH EQUIVALENTS – 1.8%
DWS Government Money Market Series “Institutional Shares”, 3.94% (b) (Cost $377,668)	377,668	377,668

TOTAL INVESTMENTS – 98.9%

(Cost $21,277,133)		21,128,783

Other assets and liabilities, net – 1.1%		224,475

NET ASSETS – 100.0%		21,353,258

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:

Value ($) at 5/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2025	Value ($) at 11/30/2025
CASH EQUIVALENTS – 1.8%
DWS Government Money Market Series “Institutional Shares”, 3.94% (b)
424,491	1,731,384	(1,778,207)	—	—	10,540	—	377,668	377,668

(a)

Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Bonds (a)	$—	$20,751,115	$—	$20,751,115

Short-Term Investments (a)	377,668	—	—	377,668

TOTAL	$377,668	$20,751,115	$—	$21,128,783

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

6  |   DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF

November 30, 2025 (Unaudited)

	Principal Amount $	Value $

MUNICIPAL BONDS – 98.4%

Arizona – 2.6%
City of Phoenix Civic Improvement Corp., Intergovernmental, Series A, 5.00%, 7/1/45	705,000	739,565
Salt River Project Agricultural Improvement & Power District, Electric, Power & Light Revenue, Series B, 5.25%, 1/1/53	2,650,000	2,822,106

(Cost $3,644,603)		3,561,671

California – 16.8%
Bay Area Toll Authority, Highway Revenue Tolls,
Sub-Series S-8, 3.00%, 4/1/54	535,000	399,915
Series F-1, 5.00%, 4/1/54	500,000	526,311
Series F-2, 2.60%, 4/1/56	160,000	108,832
California Enterprise Development Authority
Series A, 5.25%, 11/1/49	500,000	536,936
Series A, 5.25%, 11/1/54	100,000	106,672
Series A, 5.50%, 11/1/59	550,000	596,347
City of Los Angeles Department of Airports, Private Airport & Marina Revenue,
Series B, 5.00%, 5/15/45	260,000	276,242
Series C, AMT, 5.00%, 5/15/45	50,000	51,213
Series A, AMT, 5.00%, 5/15/46	600,000	616,724
Series B, 5.00%, 5/15/48	250,000	261,013
Series A, AMT, 5.00%, 5/15/51	135,000	137,516
City of Riverside CA Electric Revenue, Electric, Power & Light Revenue,
Series A, 5.00%, 10/1/49	150,000	161,228
City of San Francisco CA Public Utilities Commission Water Revenue, Water Revenue, Series D, 3.00%, 11/1/50	340,000	257,875
Series C, 4.00%, 11/1/50	600,000	573,581
Series A, 5.00%, 11/1/50	500,000	518,503
East Bay Municipal Utility District Water System Revenue, Water Revenue,
Series A, 5.00%, 6/1/50	500,000	539,640
Series A, 5.00%, 6/1/55	300,000	321,332
Los Angeles Department of Water & Power Water System Revenue, Water Revenue,
Series A, 5.00%, 7/1/41	270,000	284,125
Series A, 5.00%, 7/1/50	210,000	214,915
Series A, 5.25%, 7/1/53	800,000	841,366

	Principal Amount $	Value $
Los Angeles Department of Water & Power, Electric, Power & Light Revenue,
Series E, 5.00%, 7/1/38	500,000	552,561
Series B, 5.00%, 7/1/45	45,000	46,516
Series D, 5.00%, 7/1/47	500,000	523,983
Series B, 5.00%, 7/1/48	500,000	513,504
Series A, 5.00%, 7/1/51	1,000,000	1,027,426
Series B, 5.00%, 7/1/51	280,000	287,065
Metropolitan Water District of Southern California, Water Revenue,
Series A, 5.00%, 4/1/48	265,000	283,764
Riverside County Transportation Commission, Highway Revenue Tolls,
Series B-1, 4.00%, 6/1/46	10,000	9,161
Series B-1, 3.00%, 6/1/49	650,000	482,787
Sacramento Municipal Utility District, Electric, Power & Light Revenue,
Series H, 5.00%, 8/15/50	40,000	41,664
San Diego County Regional Airport Authority, Private Airport & Marina Revenue,
Series A, 5.00%, 7/1/49	200,000	205,294
Series B, AMT, 4.00%, 7/1/51	700,000	630,454
Series A, 5.00%, 7/1/51	500,000	518,216
Series B, AMT, 5.00%, 7/1/51	1,100,000	1,118,200
Series A, 4.00%, 7/1/56	865,000	811,369
Series A, 5.00%, 7/1/56	1,300,000	1,340,842
San Francisco City & County Airport Comm-San Francisco International Airport, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 5/1/44	510,000	519,320
Series A, AMT, 4.00%, 5/1/49	990,000	894,073
Series A, AMT, 5.00%, 5/1/49	400,000	404,289
Series E, AMT, 5.00%, 5/1/50	370,000	373,926
Series B, 5.00%, 5/1/52	500,000	520,017
Series A, 5.25%, 5/1/55	800,000	838,772
Series A, 5.50%, 5/1/55	600,000	645,656
San Francisco City & County Public Utilities Commission Wastewater Revenue, Sewer Revenue,
Series C, 5.00%, 10/1/49	200,000	213,741
Series C, 5.00%, 10/1/54	700,000	739,391
San Francisco Municipal Transportation Agency, Transit Revenue,
Series C, 4.00%, 3/1/51	40,000	38,047
Series C, 5.00%, 3/1/51	500,000	518,419

See Notes to Financial Statements.

DBX ETF Trust  |   7

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2025 (Unaudited)

	Principal Amount $	Value $
Southern California Public Power Authority, Intergovernmental, 5.00%, 7/1/53	1,400,000	1,453,489

(Cost $24,298,951)		22,882,232

Colorado – 3.1%
City & County of Denver Co. Airport System Revenue, Private Airport & Marina Revenue,
Series A, 5.50%, 11/15/35	400,000	455,287
Series A, 5.00%, 11/15/36	265,000	289,413
Sub-Series A, AMT, 5.00%, 12/1/36	300,000	337,555
Series A, AMT, 4.00%, 12/1/43	650,000	607,569
Series A, 5.00%, 11/15/47	100,000	102,748
Series A, AMT, 5.00%, 12/1/48	700,000	704,443
Series D, 5.00%, 11/15/53	600,000	612,028
Series A, 5.50%, 11/15/53	300,000	316,661
City & County of Denver Co. Dedicated Excise Tax Revenue, Hotel Occupancy Tax,
Series A, 4.00%, 8/1/51	700,000	644,146
City of Colorado Springs CO Utilities System Revenue, Multiple Utility Revenue,
Series B, 4.00%, 11/15/51	100,000	92,915

(Cost $4,426,801)		4,162,765

District of Columbia – 1.7%
District of Columbia, Income Tax Revenue,
Series C, 4.00%, 5/1/45	500,000	480,313
Metropolitan Washington Airports Authority Aviation Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 10/1/46	600,000	614,618
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Highway Revenue Tolls,
Series B, 5.00%, 10/1/47	500,000	506,318
Series B, 4.00%, 10/1/53	900,000	780,211

(Cost $2,692,824)		2,381,460

Florida – 7.8%
Broward County FL Water & Sewer Utility Revenue, Water Revenue,
Series A, 4.00%, 10/1/47	240,000	229,565
City of Fort Lauderdale Fl Water & Sewer Revenue, Water Revenue,
Series B, 5.50%, 9/1/48	400,000	437,550

	Principal Amount $	Value $
City of Gainesville Fl Utilities System Revenue, Multiple Utility Revenue,
Series A, 5.00%, 10/1/47	215,000	220,810
City of Miami Fl, Miscellaneous Taxes,
Series A, 5.00%, 3/1/48	200,000	207,602
City of Tampa FL Water & Wastewater System Revenue, Water Revenue,
Series A, 5.00%, 10/1/54	1,000,000	1,034,720
Series A, 5.25%, 10/1/57	300,000	317,809
County of Broward FL Airport System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 10/1/44	100,000	93,248
County of Lee Fl Airport Revenue, Private Airport & Marina Revenue, 5.25%, 10/1/54	400,000	412,252
County of Manatee FL Public Utilities Revenue, Water Revenue 4.00%, 10/1/48	550,000	519,397
County of Miami-Dade FL Aviation Revenue, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 10/1/44	400,000	367,276
Series A, AMT, 5.00%, 10/1/49	380,000	383,194
County of Miami-Dade FL Transit System, Sales Tax Revenue,
Series A, 4.00%, 7/1/49	500,000	450,535
Series A, 4.00%, 7/1/50	90,000	80,752
County of Miami-Dade FL Water & Sewer System Revenue, Water Revenue, 4.00%, 10/1/46	255,000	239,261
4.00%, 10/1/48	450,000	415,069
Series B, 4.00%, 10/1/49	500,000	458,393
4.00%, 10/1/51	275,000	248,360
4.00%, 10/1/51	100,000	88,395
County of Miami-Dade Seaport Department, Private Airport & Marina Revenue,
Series A, 5.25%, 10/1/52	1,200,000	1,227,718
Greater Orlando Aviation Authority, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 10/1/44	165,000	167,768
Series A, AMT, 4.00%, 10/1/52	300,000	265,257
Hillsborough County Aviation Authority, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 10/1/52	200,000	179,068

See Notes to Financial Statements.

8  |   DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2025 (Unaudited)

	Principal Amount $	Value $
JEA Water & Sewer System Revenue, Water Revenue,
Series A, 5.25%, 10/1/49	1,250,000	1,333,188
Series A, 5.50%, 10/1/54	125,000	135,159
Orlando Utilities Commission, Water Revenue,
Series A, 5.00%, 10/1/48	200,000	209,265
State of Florida Department of Transportation Turnpike System Revenue, Highway Revenue Tolls,
Series B, 4.00%, 7/1/51	500,000	461,143
Tampa Bay Water, Water Revenue, 5.00%, 10/1/52	400,000	416,941

(Cost $11,375,752)		10,599,695

Georgia – 1.8%
City of Atlanta GA Department of Aviation, Private Airport & Marina Revenue,
Series B, AMT, 4.00%, 7/1/49	200,000	179,490
Series A-1, 5.00%, 7/1/49	540,000	569,424
Georgia Ports Authority, Private Airport & Marina Revenue, 4.00%, 7/1/51	765,000	722,855
5.25%, 7/1/52	200,000	211,853
Municipal Electric Authority of Georgia, Nuclear Revenue,
Series A, 5.50%, 7/1/63	750,000	768,702

(Cost $2,500,652)		2,452,324

Hawaii – 1.2%
State of Hawaii Airports System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 7/1/51	500,000	508,411
Series A, 5.25%, 7/1/51	500,000	522,211
Series A, 5.50%, 7/1/54	500,000	536,175

(Cost $1,588,014)		1,566,797

Illinois – 5.5%
Chicago O’Hare International Airport, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 1/1/43	115,000	108,135
Series A, 4.50%, 1/1/48	570,000	555,916
Series A, 5.25%, 1/1/48	1,000,000	1,034,524
Series B, 5.25%, 1/1/53	110,000	116,077
Series A, AMT, 5.00%, 1/1/55	1,000,000	1,000,518
Series B, 4.50%, 1/1/56	350,000	336,096
Series B, 5.25%, 1/1/56	200,000	206,381
Series A, 5.50%, 1/1/59	1,150,000	1,196,387
Series B, 5.50%, 1/1/59	1,000,000	1,074,865

	Principal Amount $	Value $
Chicago Transit Authority Sales Tax Receipts Fund, Sales Tax Revenue,
Series A, 5.00%, 12/1/52	160,000	163,160
Series A, 5.00%, 12/1/57	600,000	609,969
City of Chicago IL Wastewater Transmission Revenue, Sewer Revenue,
Series A, 5.25%, 1/1/48	85,000	88,609
City of Chicago IL Waterworks Revenue, Water Revenue,
Series A, 5.50%, 11/1/62	200,000	212,625
Illinois State Toll Highway Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/1/41	30,000	31,706
Series A, 5.00%, 1/1/45	775,000	804,063

(Cost $7,757,623)		7,539,031

Kentucky – 0.8%
Kenton County Airport Board, Private Airport & Marina Revenue,
Series A, 5.25%, 1/1/49
(Cost $1,067,053)	1,000,000	1,039,617

Louisiana – 0.9%
East Baton Rouge Sewerage Commission, Sewer Revenue,
Series A, 4.00%, 2/1/45	245,000	238,426
Jefferson Sales Tax District, Sales Tax Revenue,
Series B, 4.00%, 12/1/42	115,000	112,710
Louisiana Stadium & Exposition District, Hotel Occupancy Tax,
Series A, 5.00%, 7/1/48	450,000	462,851
Series A, 5.25%, 7/1/53	420,000	435,527

(Cost $1,315,937)		1,249,514

Maryland – 0.6%
Maryland State Transportation Authority, Highway Revenue Tolls, 4.00%, 7/1/50	650,000	610,305
Series A, 5.00%, 7/1/51	255,000	263,650

(Cost $983,106)		873,955

Massachusetts – 1.5%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Sales Tax Revenue,
Series A-1, 4.00%, 7/1/51	605,000	570,778

See Notes to Financial Statements.

DBX ETF Trust  |   9

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2025 (Unaudited)

	Principal Amount $	Value $
Massachusetts Port Authority, Private Airport & Marina Revenue,
Series C, AMT, 5.00%, 7/1/44	400,000	406,315
Series E, AMT, 5.00%, 7/1/46	500,000	510,249
Series E, AMT, 5.00%, 7/1/51	505,000	512,859

(Cost $2,162,088)		2,000,201

Michigan – 0.6%
State of Michigan Trunk Line Revenue, Fuel Sales Tax Revenue,
Series B, 4.00%, 11/15/45
(Cost $833,948)	800,000	770,979

Minnesota – 0.0%
Minneapolis-St Paul Metropolitan Airports Commission, Private Airport & Marina Revenue,
Series A, 5.00%, 1/1/52
(Cost $42,737)	40,000	41,729

Nebraska – 0.3%
Omaha Airport Authority, Private Airport & Marina Revenue, 5.25%, 12/15/54
(Cost $421,756)	400,000	417,865

Nevada – 0.6%
County of Clark NV, Fuel Sales Tax Revenue, 4.00%, 7/1/40	500,000	507,463
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax,
Series B, 4.00%, 7/1/49	290,000	265,300

(Cost $775,801)		772,763

New Jersey – 1.4%
New Jersey Turnpike Authority, Highway Revenue Tolls,
Series A, 4.00%, 1/1/48	45,000	43,105
Series A, 5.00%, 1/1/48	140,000	143,296
Series B, 5.25%, 1/1/52	1,005,000	1,067,134
South Jersey Transportation Authority, Highway Revenue Tolls,
Series A, 4.625%, 11/1/47	100,000	100,453
Series A, 5.25%, 11/1/52	500,000	518,815

(Cost $1,868,855)		1,872,803

New York – 24.1%
Battery Park City Authority, Miscellaneous Revenue,
Series A, 5.00%, 11/1/48	65,000	68,925
Series A, 5.00%, 11/1/53	225,000	237,348

	Principal Amount $	Value $
Long Island Power Authority, Electric, Power & Light Revenue,
Series E, 5.00%, 9/1/48	350,000	366,587
Series A, 5.00%, 9/1/54	300,000	313,010
Metropolitan Transportation Authority Dedicated Tax Fund, Fuel Sales Tax Revenue,
Series B-2, 5.00%, 11/15/46	1,000,000	1,057,729
Series B-2, 5.00%, 11/15/47	400,000	421,699
Metropolitan Transportation Authority, Transit Revenue,
Series E, 4.00%, 11/15/45	1,000,000	920,637
Series C-1, 4.75%, 11/15/45	500,000	501,905
Series D, 4.00%, 11/15/46	790,000	718,042
Series D-2, 4.00%, 11/15/48	630,000	578,383
Series A-1-GROUP 1, 5.00%, 11/15/48	600,000	611,724
Series D-3, 4.00%, 11/15/49	140,000	127,962
Series D-3, 4.00%, 11/15/50	250,000	227,205
Series C-1, 5.25%, 11/15/55	500,000	514,586
New York City Municipal Water Finance Authority, Water Revenue,
Series AA-2, 4.00%, 6/15/42	100,000	98,903
Series BB2, 4.00%, 6/15/42	40,000	39,561
Series BB-1, 5.00%, 6/15/44	140,000	148,011
Series BB-1, 4.00%, 6/15/45	255,000	243,068
Series GG-1, 5.00%, 6/15/48	210,000	217,147
Series BB-1, 4.00%, 6/15/49	200,000	183,895
Series CC-1, 4.00%, 6/15/49	200,000	183,895
Series FF-1, 4.00%, 6/15/49	15,000	13,792
Series BB-1, 5.00%, 6/15/49	270,000	277,899
Series BB-1, 4.00%, 6/15/50	285,000	263,034
Sub-Series DD-1, 4.00%, 6/15/50	600,000	553,755
Series AA-1, 5.00%, 6/15/50	140,000	145,010
Series AA-1, 3.00%, 6/15/51	300,000	222,497
Series CC-1, 5.00%, 6/15/51	250,000	259,285
Series CC-1, 4.00%, 6/15/52	850,000	782,156
Series CC-1, 5.00%, 6/15/52	400,000	415,290
Series AA-1, 5.25%, 6/15/52	505,000	535,602
Sub-Series AA-1, 5.25%, 6/15/53	200,000	211,617
Series BB, Sub-Series BB-1, 5.25%, 6/15/54	400,000	422,402
Series CC, Sub-Series CC-1, 5.25%, 6/15/54	900,000	952,338
Series BB, 5.25%, 6/15/55	700,000	743,733
New York City Transitional Finance Authority, Income Tax Revenue,
Series F, Sub Series F-1, 5.00%, 11/1/39	180,000	201,261

See Notes to Financial Statements.

10  |   DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2025 (Unaudited)

	Principal Amount $	Value $
New York Power Authority, Electric, Power & Light Revenue,
Series A, 4.00%, 11/15/47	115,000	107,857
New York State Environmental Facilities Corp., Water Revenue,
Series A, 5.00%, 6/15/51	500,000	524,399
New York Transportation Development Corp., Private Airport & Marina Revenue, 5.00%, 6/30/49	450,000	453,561
5.25%, 6/30/49	500,000	502,907
6.00%, 6/30/54	1,000,000	1,040,275
6.00%, 6/30/59	700,000	744,347
5.00%, 6/30/60	800,000	775,757
5.125%, 6/30/60	1,000,000	1,005,534
5.375%, 6/30/60	800,000	802,858
5.50%, 6/30/60	1,300,000	1,317,679
Port Authority of New York & New Jersey, Private Airport & Marina Revenue,
Series 224, 4.00%, 7/15/51	15,000	13,853
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Sales Tax Revenue,
Series A, 4.00%, 5/15/48	360,000	337,044
Series D-2, 5.50%, 5/15/52	650,000	692,274
Series A, 5.00%, 5/15/53	95,000	98,016
Series A, 4.00%, 5/15/57	1,000,000	908,585
Series A, 4.25%, 5/15/58	600,000	566,777
Series A, 4.50%, 5/15/63	450,000	443,635
Series A-3, 5.25%, 5/15/64	300,000	313,500
Series A-2, 5.25%, 5/15/64	1,400,000	1,463,216
Triborough Bridge & Tunnel Authority, Fuel Sales Tax Revenue,
Series D-1A, 5.00%, 11/15/39	510,000	559,528
Series D-2, 5.25%, 5/15/47	1,000,000	1,055,327
Triborough Bridge & Tunnel Authority, Miscellaneous Taxes,
Series C-1A, 4.00%, 5/15/46	600,000	562,481
Series C-3, 3.00%, 5/15/51	600,000	442,851
Series A-1, 5.00%, 5/15/51	2,000,000	2,063,618
Series C-1A, 5.00%, 5/15/51	225,000	232,495
Series A, 5.25%, 12/1/54	850,000	901,593
Series A, 5.50%, 12/1/59	1,000,000	1,078,282

(Cost $34,551,202)		32,788,142

	Principal Amount $	Value $

North Carolina – 2.5%
City of Charlotte NC Airport Revenue, Private Airport & Marina Revenue,
Series A, 5.00%, 7/1/48	1,310,000	1,377,376
Series A, 5.25%, 7/1/55	400,000	431,557
City of Charlotte Nc Water & Sewer System Revenue, Water Revenue, 5.00%, 7/1/49	1,010,000	1,074,755
5.00%, 7/1/54	250,000	264,480
County of Union NC Enterprise System Revenue, Water Revenue, 3.00%, 6/1/51	300,000	219,180

(Cost $3,335,657)		3,367,348

Ohio – 1.5%
Columbus Regional Airport Authority, Private Airport & Marina Revenue,
Series A, 5.50%, 1/1/50	1,000,000	1,063,174
Franklin County Convention Facilities Authority, Industrial Revenue, 5.00%, 12/1/51	100,000	97,594
Ohio Turnpike & Infrastructure Commission, Highway Revenue Tolls,
Series A, 5.00%, 2/15/39	350,000	388,696
Series A, 5.00%, 2/15/46	275,000	286,898
Ohio Water Development Authority, Intergovernmental, 5.00%, 6/1/46	225,000	237,120

(Cost $2,089,844)		2,073,482

Oklahoma – 0.8%
Oklahoma City Water Utilities Trust, Water Revenue, 5.25%, 7/1/64	500,000	532,326
Oklahoma Turnpike Authority, Highway Revenue Tolls,
Series A, 5.25%, 1/1/50	265,000	285,011
5.50%, 1/1/53	320,000	340,701

(Cost $1,173,597)		1,158,038

Oregon – 1.2%
Port of Portland Or Airport Revenue, Private Airport & Marina Revenue,
Series 28, AMT, 5.00%, 7/1/52	100,000	101,569
Port of Portland OR Airport Revenue, Private Airport & Marina Revenue,
Series 25B, AMT, 5.00%, 7/1/44	315,000	319,557
Series 28, AMT, 4.00%, 7/1/47	500,000	455,714

See Notes to Financial Statements.

DBX ETF Trust  |   11

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2025 (Unaudited)

	Principal Amount $	Value $
State of Oregon Department of Transportation, Fuel Sales Tax Revenue,
Series A, 5.00%, 11/15/40	700,000	748,606

(Cost $1,662,669)		1,625,446

Pennsylvania – 4.9%
Allegheny County Airport Authority, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 1/1/46	700,000	635,124
Series A, AMT, 5.00%, 1/1/51	500,000	501,999
Series A, 5.50%, 1/1/53	500,000	522,958
City of Philadelphia PA Water & Wastewater, Water Revenue,
Series A, 5.00%, 11/1/45	515,000	535,927
Series A, 5.00%, 11/1/50	500,000	516,107
Pennsylvania Turnpike Commission, Fran. Tax & Bus. LIC Fees,
Series A, 5.00%, 12/1/48	480,000	491,253
Pennsylvania Turnpike Commission, Highway Revenue Tolls,
Series A, 4.00%, 12/1/46	20,000	18,679
Series B, 4.00%, 12/1/46	390,000	366,257
Series C, 5.00%, 12/1/46	45,000	47,332
Series A, 5.00%, 12/1/47	55,000	57,650
Sub-Series A, 4.00%, 12/1/49	285,000	264,780
Series A, 5.00%, 12/1/49	15,000	15,513
Series A, 4.00%, 12/1/50	255,000	232,435
Series B, 5.00%, 12/1/50	1,705,000	1,763,661
Series A, 4.00%, 12/1/51	65,000	59,652
Series B, 4.00%, 12/1/51	300,000	273,318
Series B, 5.00%, 12/1/51	15,000	15,562
Philadelphia Gas Works Co., Natural Gas Revenue, Series A, 5.25%, 8/1/54	300,000	316,956

(Cost $7,199,094)		6,635,163

South Carolina – 1.1%
Charleston County Airport District, Private Airport & Marina Revenue,
Series A, 5.25%, 7/1/54	200,000	208,130
Series B, 5.25%, 7/1/54	300,000	318,514
South Carolina Public Service Authority, Electric, Power & Light Revenue,
Series A, 4.00%, 12/1/42	475,000	458,299
Series A, 4.00%, 12/1/52	600,000	537,039

(Cost $1,587,146)		1,521,982

	Principal Amount $	Value $

Tennessee – 1.6%
City of Clarksville TN Water Sewer & Gas Revenue, Water Revenue,
Series A, 4.00%, 2/1/51	380,000	354,837
Metropolitan Government of Nashville & Davidson County TN Electric Revenue, Electric, Power & Light Revenue,
Series A, 5.00%, 5/15/46	245,000	255,568
Metropolitan Nashville Airport Authority, Private Airport & Marina Revenue,
Series B, AMT, 5.25%, 7/1/47	400,000	415,653
Series B, AMT, 5.00%, 7/1/49	125,000	126,548
Series B, AMT, 4.00%, 7/1/54	550,000	488,264
Series B, AMT, 5.00%, 7/1/54	500,000	504,477

(Cost $2,323,627)		2,145,347

Texas – 10.8%
Central Texas Regional Mobility Authority, Highway Revenue Tolls,
Series E, 5.00%, 1/1/45	100,000	102,767
Series B, 5.00%, 1/1/46	300,000	309,363
Series B, 4.00%, 1/1/51	50,000	45,566
City of Austin TX Airport System Revenue, Private Airport & Marina Revenue, 5.25%, 11/15/47	100,000	103,923
5.00%, 11/15/52	200,000	203,292
City of Austin TX Electric Utility Revenue, Electric, Power & Light Revenue,
Series B, 5.00%, 11/15/44	125,000	128,824
City of Austin TX Water & Wastewater System Revenue, Water Revenue,
Series C, 5.00%, 11/15/50	305,000	315,560
City of Corpus Christi TX Utility System Revenue, Water Revenue, 4.25%, 7/15/54	635,000	616,608
City of Dallas TX Waterworks & Sewer System Revenue, Water Revenue,
Series C, 4.00%, 10/1/49	110,000	101,138
City of El Paso TX Water & Sewer Revenue, Water Revenue, 5.25%, 3/1/49	400,000	424,016
City of Georgetown TX Utility System Revenue, Multiple Utility Revenue, 4.25%, 8/15/47	500,000	482,386

See Notes to Financial Statements.

12  |   DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2025 (Unaudited)

	Principal Amount $	Value $
City of Houston TX Airport System Revenue, Private Airport & Marina Revenue, Sub-Series A, AMT, 4.00%, 7/1/46	575,000	526,597
City of Houston TX Combined Utility System, Water Revenue,
Series C, 4.00%, 11/15/43	165,000	161,005
Series C, 3.00%, 11/15/47	145,000	110,598
Series C, 4.00%, 11/15/49	55,000	50,298
City of San Antonio TX Electric & Gas Systems Revenue, Electric, Power & Light Revenue,
Series A, 5.00%, 2/1/46	260,000	269,471
County of Harris TX Toll Road Revenue, Highway Revenue Tolls,
Series A, 5.25%, 8/15/49	500,000	535,446
Series A, 5.25%, 8/15/54	200,000	212,779
Dallas Fort Worth International Airport
Series B, 5.00%, 11/1/47	600,000	631,009
Dallas Fort Worth International Airport, Private Airport & Marina Revenue,
Series B, 4.00%, 11/1/45	105,000	100,218
Harris County Toll Road Authority, Highway Revenue Tolls, 4.00%, 8/15/50	670,000	615,857
Harris County-Houston Sports Authority, Hotel Occupancy Tax,
Series A, 3.125%, 11/15/56	110,000	78,923
Lower Colorado River Authority, Intergovernmental, 5.00%, 5/15/47	250,000	256,709
North Texas Tollway Authority, Highway Revenue Tolls, 4.125%, 1/1/39	500,000	510,139
Series A, 5.00%, 1/1/40	120,000	129,351
4.25%, 1/1/49	30,000	27,869
Series B, 3.00%, 1/1/51	250,000	183,669
Port Authority of Houston of Harris County Texas, Private Airport & Marina Revenue, 5.00%, 10/1/53	650,000	674,744
San Antonio Water System, Water Revenue,
Series A, 5.00%, 5/15/46	325,000	338,538
Series A, 4.00%, 5/15/51	335,000	315,647

	Principal Amount $	Value $
Texas Water Development Board, Water Revenue,
Series A, 5.00%, 10/15/44	275,000	296,066
4.00%, 10/15/45	320,000	309,586
Series A, 5.00%, 10/15/49	540,000	567,381
4.00%, 4/15/51	525,000	486,398
Series A, 5.25%, 10/15/51	450,000	477,370
4.80%, 10/15/52	400,000	408,447
Series A, 5.00%, 10/15/53	1,000,000	1,042,968
5.00%, 10/15/57	940,000	968,074
Series A, 5.00%, 10/15/58	1,100,000	1,135,386
5.00%, 10/15/60	400,000	414,837

(Cost $15,533,428)		14,668,823

Utah – 0.8%
Intermountain Power Agency, Electric, Power & Light Revenue,
Series A, 5.00%, 7/1/42
(Cost $1,094,013)	1,000,000	1,051,222

Virginia – 0.7%
Hampton Roads Transportation Accountability Commission, Appropriations,
Series A, 4.00%, 7/1/45	275,000	265,399
Series A, 5.00%, 7/1/50	40,000	41,227
Series A, 4.00%, 7/1/55	700,000	630,321

(Cost $1,115,423)		936,947

Washington – 1.0%
Central Puget Sound Regional Transit Authority, Sales Tax Revenue,
Series S-1, 4.00%, 11/1/46	700,000	680,160
Energy Northwest, Nuclear Revenue,
Series A, 5.00%, 7/1/39	105,000	118,272
Port of Seattle WA, Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 8/1/47	500,000	512,501

(Cost $1,438,003)		1,310,933

West Virginia – 0.2%
West Virginia Parkways Authority, Highway Revenue Tolls, 5.00%, 6/1/47
(Cost $295,320)	250,000	260,203

See Notes to Financial Statements.

DBX ETF Trust  |   13

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2025 (Unaudited)

	Principal Amount $	Value $

TOTAL MUNICIPAL BONDS

(Cost $141,155,524)		133,728,477

TOTAL INVESTMENTS – 98.4%
(Cost $141,155,524)		133,728,477
Other assets and liabilities, net – 1.6%		2,149,699

NET ASSETS – 100.0%		135,878,176

AMT:   Alternative Minimum

Tax Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Bonds (a)	$—	$133,728,477	$—	$133,728,477

TOTAL	$—	$133,728,477	$—	$133,728,477

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

14  |   DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

November 30, 2025 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS – 98.5%

Australia – 3.4%
Coles Group Ltd.	776,991	11,373,173
Insurance Australia Group Ltd.	1,370,509	6,974,532
Medibank Pvt Ltd.	1,590,043	4,953,064
QBE Insurance Group Ltd.	873,145	11,022,714
Santos Ltd.	1,882,378	7,949,946
Suncorp Group Ltd.	626,327	7,212,687
Telstra Group Ltd.	2,334,646	7,532,820
Woodside Energy Group Ltd.	1,102,296	18,021,542

(Cost $78,379,556)		75,040,478

Austria – 0.3%
OMV AG	84,937	4,699,993
Verbund AG	39,292	2,895,623

(Cost $7,277,146)		7,595,616

Belgium – 0.3%
Ageas SA/NV
(Cost $4,292,037)	87,427	5,976,198

China – 0.2%
Yangzijiang Shipbuilding Holdings Ltd.
(Cost $2,538,434)	1,496,633	3,871,151

Denmark – 0.2%
Tryg A/S
(Cost $4,211,068)	194,910	4,830,727

Finland – 1.3%
Elisa OYJ (a)	82,219	3,599,216
Kesko OYJ, Class B (a)	157,401	3,352,028
Kone OYJ, Class B	196,881	13,375,825
UPM-Kymmene OYJ	305,129	8,325,306

(Cost $25,953,155)		28,652,375

France – 12.7%
Amundi SA, 144A	35,685	2,857,583
AXA SA	1,005,456	45,391,730
Bouygues SA	111,163	5,550,022
Cie Generale des Etablissements Michelin SCA	387,770	12,668,251
Edenred SE	138,996	2,982,657
FDJ UNITED	63,916	1,799,552
Pernod Ricard SA	116,873	10,522,721
Publicis Groupe SA	132,613	12,924,866
Sanofi SA	640,100	63,708,396
TotalEnergies SE	1,151,001	75,873,148
Vinci SA	289,182	41,028,363

(Cost $237,793,061)		275,307,289

Germany – 9.1%
Allianz SE	223,840	96,715,215
Bayerische Motoren Werke AG	162,877	16,641,937
Brenntag SE	70,762	4,060,976
Deutsche Lufthansa AG	344,997	3,311,196

	Number of Shares	Value $
Deutsche Post AG	555,815	28,917,655
Muenchener Rueckversicherungs– Gesellschaft AG in Muenchen	75,699	47,791,769

(Cost $147,029,722)		197,438,748

Hong Kong – 2.2%
CK Infrastructure Holdings Ltd.	364,864	2,525,967
CLP Holdings Ltd.	949,999	8,297,361
Hang Seng Bank Ltd.	434,444	8,492,907
Henderson Land Development Co. Ltd.	842,757	3,175,926
HKT Trust & HKT Ltd. (b)	2,194,079	3,353,568
Hong Kong & China Gas Co. Ltd.	6,502,238	6,046,574
Power Assets Holdings Ltd.	802,864	5,367,483
Sino Land Co. Ltd.	2,123,932	2,848,059
SITC International Holdings Co. Ltd.	785,722	2,698,598
WH Group Ltd., 144A	4,846,928	5,067,560

(Cost $37,704,301)		47,874,003

Ireland – 0.8%
AIB Group PLC	1,238,570	12,721,195
DCC PLC	56,106	3,712,564

(Cost $13,368,769)		16,433,759

Israel – 1.8%
Bank Hapoalim BM	723,956	15,626,118
Bank Leumi Le-Israel BM	862,281	18,037,024
Mizrahi Tefahot Bank Ltd.	90,709	6,338,708

(Cost $19,735,713)		40,001,850

Italy – 2.4%
Banca Mediolanum SpA (a)	129,574	2,772,955
FinecoBank Banca Fineco SpA	353,875	8,686,090
Generali	494,080	19,598,977
Snam SpA	1,171,238	7,794,117
Terna–Rete Elettrica Nazionale (a)	816,226	8,608,804
Unipol Assicurazioni SpA	208,539	4,781,106

(Cost $33,488,171)		52,242,049

Japan – 7.7%
AGC, Inc.	113,441	3,926,273
Astellas Pharma, Inc.	1,048,100	13,224,664
Canon, Inc.	501,700	14,808,268
Dai-ichi Life Holdings, Inc.	2,033,600	15,879,152
Daito Trust Construction Co. Ltd.	169,965	3,252,262
Daiwa House Industry Co. Ltd.	325,085	11,097,262
Eisai Co. Ltd.	152,353	4,780,985
Honda Motor Co. Ltd.	2,142,534	21,583,233
Isuzu Motors Ltd.	310,403	4,721,189
Komatsu Ltd.	551,317	18,095,775
Mitsui OSK Lines Ltd.	199,932	5,679,581
Obayashi Corp.	369,706	7,543,376
Sekisui House Ltd.	346,040	7,754,578

See Notes to Financial Statements.

DBX ETF Trust  |   15

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $
SoftBank Corp.	16,644,150	23,806,307
Subaru Corp.	340,188	7,649,597
Yamaha Motor Co. Ltd.	531,770	3,855,801

(Cost $145,957,084)		167,658,303

Netherlands – 2.4%
ASR Nederland NV	91,060	6,146,333
Koninklijke Ahold Delhaize NV	519,535	21,495,048
Koninklijke KPN NV	2,251,095	10,293,288
NN Group NV	155,901	11,304,568
Randstad NV	62,553	2,433,415

(Cost $37,126,723)		51,672,652

New Zealand – 0.1%
Contact Energy Ltd.
(Cost $2,667,621)	489,253	2,704,640

Norway – 1.0%
Aker BP ASA	184,018	4,481,986
Equinor ASA	444,113	10,237,207
Gjensidige Forsikring ASA	116,219	3,254,739
Orkla ASA	406,270	4,350,999

(Cost $22,408,649)		22,324,931

Singapore – 5.4%
DBS Group Holdings Ltd.	1,233,731	51,629,711
Oversea-Chinese Banking Corp. Ltd.	1,963,114	28,041,238
Singapore Telecommunications Ltd.	4,303,900	15,718,215
United Overseas Bank Ltd.	726,645	19,064,508
Wilmar International Ltd.	1,113,934	2,786,663

(Cost $79,026,244)		117,240,335

Spain – 4.4%
Iberdrola SA	3,679,227	77,648,658
Mapfre SA	535,286	2,477,451
Naturgy Energy Group SA	112,311	3,456,686
Repsol SA	654,076	12,130,231

(Cost $68,364,312)		95,713,026

Sweden – 1.7%
Evolution AB, 144A	76,614	5,240,952
H & M Hennes & Mauritz AB, Class B (a)	285,747	5,189,754
Volvo AB, Class B	921,032	27,616,068

(Cost $27,407,867)		38,046,774

Switzerland – 21.7%
Baloise Holding AG	23,871	6,249,062
Helvetia Holding AG	21,496	5,579,135
Kuehne + Nagel International AG	27,956	5,608,956
Nestle SA	1,053,183	104,708,386

	Number of Shares	Value $
Novartis AG	821,558	106,901,276
Partners Group Holding AG	13,163	15,619,536
Roche Holding AG	296,232	113,408,951
SGS SA	95,940	11,011,682
Swiss Re AG	173,132	30,520,997
Swisscom AG	15,043	10,800,535
Zurich Insurance Group AG	84,835	60,983,576

(Cost $353,010,262)		471,392,092

United Kingdom – 19.4%
Barratt Redrow PLC	787,300	4,114,275
British American Tobacco PLC	1,265,709	74,143,066
Diageo PLC	1,289,425	29,650,830
Hikma Pharmaceuticals PLC	95,642	1,969,318
Imperial Brands PLC	442,892	18,825,579
Kingfisher PLC	1,006,903	4,077,154
National Grid PLC	2,872,590	43,637,902
Reckitt Benckiser Group PLC	390,885	30,308,851
Schroders PLC	398,228	2,049,402
Shell PLC	2,824,200	104,160,446
Tesco PLC	3,761,644	22,443,769
Unilever PLC	1,419,590	85,470,729

(Cost $326,795,976)		420,851,321

TOTAL COMMON STOCKS

(Cost $1,674,535,871)		2,142,868,317

PREFERRED STOCKS – 0.3%

Germany – 0.3%
Bayerische Motoren Werke AG	31,020	2,925,023
Dr Ing hc F Porsche AG, 144A	65,820	3,409,935

(Cost $5,941,491)		6,334,958

SECURITIES LENDING COLLATERAL – 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.91% (c)(d)

(Cost $22,436,426)	22,436,426	22,436,426

CASH EQUIVALENTS – 0.3%
DWS Government Money Market Series “Institutional Shares”, 3.94% (c)

(Cost $6,415,310)	6,415,310	6,415,310

TOTAL INVESTMENTS – 100.1%

(Cost $1,709,329,098)		2,178,055,011
Other assets and liabilities, net – (0.1%)		(3,157,007)

NET ASSETS – 100.0%		2,174,898,004

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:

See Notes to Financial Statements.

16  |   DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

November 30, 2025 (Unaudited)

Value ($) at 5/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2025	Value ($) at 11/30/2025
SECURITIES LENDING COLLATERAL – 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.91% (c)(d)
25,966,095	—	(3,529,669) (e)	—	—	88,523	—	22,436,426	22,436,426

CASH EQUIVALENTS – 0.3%
DWS Government Money Market Series “Institutional Shares”, 3.94% (c)

5,250,803	93,179,817	(92,015,310)	—	—	69,293	—	6,415,310	6,415,310

31,216,898	93,179,817	(95,544,979)	—	—	157,816	—	28,851,736	28,851,736

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2025 amounted to $21,292,901, which is 1.0% of net assets.

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2025.

144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)
CAC 40 Index	EUR	16	1,512,726	1,509,087	12/19/2025	(3,639)
EURO STOXX 50 Index	EUR	20	1,252,067	1,316,993	12/19/2025	64,926
FTSE 100 Index	GBP	20	2,533,459	2,582,692	12/19/2025	49,233
FTSE MIB Index	EUR	1	248,063	251,868	12/19/2025	3,805
IBEX 35 Index	EUR	2	376,450	380,250	12/19/2025	3,800
MSCI EAFE INDEX	USD	95	13,189,535	13,389,775	12/19/2025	200,240
MSCI Singapore Index	SGD	36	1,213,575	1,231,780	12/30/2025	18,205
SMI Index	CHF	21	3,201,668	3,361,778	12/19/2025	160,110

SPI 200 Index	AUD	4	580,719	565,562	12/18/2025	(15,157)

Total net unrealized appreciation						481,523

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AUD	Australian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	Pound Sterling

SGD	Singapore Dollar

USD	U.S. Dollar

See Notes to Financial Statements.

DBX ETF Trust  |   17

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

November 30, 2025 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$2,142,868,317	$—	$—	$2,142,868,317

Preferred Stocks	6,334,958	—	—	6,334,958

Short-Term Investments (a)	28,851,736	—	—	28,851,736

Derivatives (b)

Futures Contracts	500,319	—	—	500,319

TOTAL	$2,178,555,330	$—	$—	$2,178,555,330

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Futures Contracts	$(18,796)	$—	$—	$(18,796)

TOTAL	$(18,796)	$—	$—	$(18,796)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

18  |   DBX ETF Trust

Schedule of Investments

Xtrackers US 0-1 Year Treasury ETF

November 30, 2025 (Unaudited)

	Principal Amount $	Value $

U.S. TREASURY OBLIGATIONS – 99.3%
U.S. Treasury Bills
3.963%, 12/2/25 (a)	14,000	13,998
3.917%, 12/4/25 (a)	22,400	22,393
3.943%, 12/9/25 (a)	14,500	14,487
3.969%, 12/11/25 (a)	22,400	22,376
3.960%, 12/16/25 (a)	14,500	14,476
3.964%, 12/18/25 (a)	13,700	13,675
3.957%, 12/23/25 (a)	14,500	14,466
3.952%, 12/26/25 (a)	19,400	19,348
3.937%, 12/30/25 (a)	5,900	5,882
3.951%, 1/2/26 (a)	774,100	771,485
3.863%, 1/6/26 (a)	496,500	494,620
3.926%, 1/8/26 (a)	756,600	753,568
3.857%, 1/13/26 (a)	496,500	494,264
3.919%, 1/15/26 (a)	501,600	499,231
3.871%, 1/20/26 (a)	496,500	493,880
3.962%, 1/22/26 (a)	651,200	647,653
3.869%, 1/27/26 (a)	218,500	217,184
3.928%, 1/29/26 (a)	487,600	484,560
3.837%, 2/3/26 (a)	212,000	210,594
3.860%, 2/5/26 (a)	494,300	490,911
3.828%, 2/10/26 (a)	212,000	210,458
3.829%, 2/12/26 (a)	492,300	488,616
3.828%, 2/17/26 (a)	212,000	210,308
3.890%, 2/19/26 (a)	647,200	641,878
3.835%, 2/24/26 (a)	212,000	210,158
3.830%, 2/26/26 (a)	493,800	489,381
3.776%, 3/3/26 (a)	211,000	209,010
3.820%, 3/5/26 (a)	243,500	241,160
3.781%, 3/10/26 (a)	211,000	208,858
3.820%, 3/12/26 (a)	229,500	227,131
3.803%, 3/17/26 (a)	211,000	208,697
3.869%, 3/19/26 (a)	373,900	369,752
3.808%, 3/24/26 (a)	211,000	208,541
3.821%, 3/26/26 (a)	243,500	240,621
3.802%, 4/2/26 (a)	226,000	223,184
3.802%, 4/9/26 (a)	233,000	229,943
3.830%, 4/16/26 (a)	395,100	389,639
3.793%, 4/23/26 (a)	237,000	233,563
3.790%, 4/30/26 (a)	237,000	233,392
3.756%, 5/7/26 (a)	236,000	232,248
3.826%, 5/14/26 (a)	387,500	381,059
3.759%, 5/21/26 (a)	236,000	231,914
3.755%, 5/28/26 (a)	236,000	231,752
3.761%, 6/11/26 (a)	160,500	157,466
3.747%, 7/9/26 (a)	150,400	147,206
3.704%, 8/6/26 (a)	164,800	160,829
3.662%, 9/3/26 (a)	153,500	149,421
3.702%, 10/1/26 (a)	148,000	143,648
3.693%, 10/29/26 (a)	169,800	164,365

	Principal Amount $	Value $
3.628%, 11/27/26 (a)	153,000	147,709

(Cost $13,318,504)		13,320,958

U.S. Treasury Notes
4.035%, 12/15/25	3,800	3,800
3.828%, 12/31/25	5,000	5,002
3.850%, 12/31/25	5,400	5,385
3.968%, 12/31/25	2,300	2,298
3.970%, 1/15/26	123,300	123,302
3.976%, 1/31/26	185,200	185,298
3.997%, 1/31/26	189,900	188,777
4.003%, 1/31/26	75,100	74,939
3.945%, 2/15/26	107,400	107,445
3.951%, 2/15/26	151,800	151,110
4.072%, 2/15/26	21,400	21,483
3.940%, 2/28/26	167,100	165,732
3.941%, 2/28/26	79,000	78,746
3.959%, 2/28/26	182,900	183,222
3.868%, 3/15/26	122,800	123,108
3.861%, 3/31/26	167,900	166,253
3.870%, 3/31/26	193,300	193,724
3.887%, 3/31/26	77,300	76,915
3.793%, 4/15/26	133,300	133,305
3.799%, 4/30/26	210,300	211,245
3.860%, 4/30/26	69,200	68,803
3.864%, 4/30/26	175,700	173,520
3.876%, 5/15/26	106,300	106,238
7.293%, 5/15/26	158,700	157,178
3.839%, 5/31/26	206,200	207,293
3.861%, 5/31/26	171,000	168,486
3.864%, 5/31/26	80,700	80,045
3.746%, 6/15/26	121,200	121,473
3.802%, 6/30/26	211,500	212,548
3.813%, 6/30/26	159,100	156,502
3.821%, 6/30/26	75,100	74,301
3.823%, 7/15/26	131,400	132,035
3.810%, 7/31/26	175,300	171,770
3.818%, 7/31/26	194,900	195,705
3.820%, 7/31/26	75,600	74,697
3.685%, 8/15/26	12,500	12,761
3.747%, 8/15/26	133,900	134,514
3.763%, 8/15/26	175,100	172,395
3.738%, 8/31/26	72,100	70,884
3.740%, 8/31/26	212,600	212,664
3.744%, 8/31/26	185,400	181,407
3.720%, 9/15/26	131,000	131,972
3.695%, 9/30/26	215,000	214,712
3.696%, 9/30/26	58,500	57,532
3.700%, 9/30/26	188,000	183,729
3.690%, 10/15/26	142,000	143,167
3.694%, 10/31/26	169,000	165,182
3.697%, 10/31/26	77,200	75,802

See Notes to Financial Statements.

DBX ETF Trust  |   19

Schedule of Investments

Xtrackers US 0-1 Year Treasury ETF (Continued)

November 30, 2025 (Unaudited)

	Principal Amount $	Value $
3.706%, 10/31/26	226,200	227,125
3.196%, 11/15/26	13,000	13,355
3.643%, 11/15/26	146,000	147,347
3.661%, 11/15/26	153,000	150,649
3.63%, 11/30/26	210,000	211,244
3.636%, 11/30/26	177,000	172,902
3.637%, 11/30/26	64,000	62,753

(Cost $7,039,300)		7,043,779

TOTAL U.S. TREASURY OBLIGATIONS

(Cost $20,357,804)		20,364,737
	Number of Shares	Value $

CASH EQUIVALENTS – 0.1%
DWS Government Money Market Series “Institutional Shares”, 3.94% (b)

(Cost $12,978)	12,978	12,978

TOTAL INVESTMENTS – 99.4%

(Cost $20,370,782)		20,377,715
Other assets and liabilities, net – 0.6%		126,905

NET ASSETS – 100.0%		20,504,620

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:

Value ($) at 5/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2025	Value ($) at 11/30/2025
CASH EQUIVALENTS – 0.1%

DWS Government Money Market Series “Institutional Shares”, 3.94% (a)
9,530	642,269	(638,821)	—	—	599	—	12,978	12,978

(a)	Annualized yield at time of purchase; not a coupon rate.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

See Notes to Financial Statements.

20  |   DBX ETF Trust

Schedule of Investments

Xtrackers US 0-1 Year Treasury ETF (Continued)

November 30, 2025 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations (a)	$—	$20,364,737	$—	$20,364,737

Short-Term Investments (a)	12,978	—	—	12,978

TOTAL	$12,978	$20,364,737	$—	$20,377,715

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust  |   21

Statements of Assets and Liabilities

November 30, 2025 (Unaudited)

	Xtrackers California Municipal Bond ETF	Xtrackers Municipal Infrastructure Revenue Bond ETF	Xtrackers MSCI EAFE High Dividend Yield Equity ETF	Xtrackers US 0-1 Year Treasury ETF

Assets

Investment in non-affiliated securities at value	$20,751,115	$133,728,477	$2,149,203,275	$20,364,737

Investment in DWS Government Money Market Series	377,668	—	6,415,310	12,978

Investment in DWS Government & Agency Securities Portfolio*	—	—	22,436,426	—

Cash	—	275,582	223,580	—

Foreign currency at value	—	—	4,218,028	—

Deposit with broker for futures contracts	—	—	1,132,358	—

Receivables:

Investment securities sold	—	—	—	5,237,114

Capital shares	—	—	—	603,078

Variation margin on futures contracts	—	—	1,161,096	—

Dividends	—	—	4,932,863	—

Interest	225,663	1,890,857	7,915	46,158

Affiliated securities lending income	—	—	19,436	—

Foreign tax reclaim	—	—	7,742,587	—

Total assets	$21,354,446	$135,894,916	$2,197,492,874	$26,264,065

Liabilities

Payable upon return of securities loaned	$—	$—	$22,436,426	$—

Payables:

Investment securities purchased	—	—	—	5,758,533

Investment advisory fees	1,188	16,740	158,444	912

Total liabilities	1,188	16,740	22,594,870	5,759,445

Net Assets, at value	$21,353,258	$135,878,176	$2,174,898,004	$20,504,620

Net Assets Consist of

Paid-in capital	$21,475,076	$152,712,193	$1,822,130,492	$20,434,881

Distributable earnings (loss)	(121,818)	(16,834,017)	352,767,512	69,739

Net Assets, at value	$21,353,258	$135,878,176	$2,174,898,004	$20,504,620

Number of Common Shares outstanding	850,001	5,450,001	71,350,001	680,001

Net Asset Value	$25.12	$24.93	$30.48	$30.15

Investment in non-affiliated securities at cost	$20,899,465	$141,155,524	$1,680,477,362	$20,357,804

Value of securities loaned	$—	$—	$21,292,901	$—

Investment in DWS Government Money Market Series at cost	$377,668	$—	$6,415,310	$12,978

Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$—	$22,436,426	$—

Foreign currency at cost	$—	$—	$4,115,627	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

22  |   DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2025 (Unaudited)

	Xtrackers California Municipal Bond ETF	Xtrackers Municipal Infrastructure Revenue Bond ETF	Xtrackers MSCI EAFE High Dividend Yield Equity ETF	Xtrackers US 0-1 Year Treasury ETF

Investment Income

Unaffiliated interest income	$337,475	$2,445,545	$—	$400,730

Unaffiliated dividend income*	—	—	28,281,049	—

Income distributions from affiliated funds	10,540	—	69,293	599

Affiliated securities lending income	—	—	88,523	—

Total investment income	348,015	2,445,545	28,438,865	401,329

Expenses

Investment advisory fees	7,363	99,516	944,247	5,877

Other expenses	83	58	1,150	58

Total expenses	7,446	99,574	945,397	5,935
Less fees waived (see note 3):

Waiver	(317)	—	(2,502)	(19)

Net expenses	7,129	99,574	942,895	5,916

Net investment income (loss)	340,886	2,345,971	27,495,970	395,413

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:

Investments	(26,035)	(1,837,297)	1,034,928	(216)

In-kind redemptions	—	—	47,576,333	3,517

Futures contracts	—	—	781,934	—

Foreign currency transactions	—	—	566,015	—

Net realized gain (loss)	(26,035)	(1,837,297)	49,959,210	3,301
Net change in unrealized appreciation (depreciation) on:

Investments	746,271	6,765,360	111,480,571	13,407

Futures contracts	—	—	263,818	—

Foreign currency translations	—	—	(408,610)	—

Net change in unrealized appreciation (depreciation)	746,271	6,765,360	111,335,779	13,407

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	720,236	4,928,063	161,294,989	16,708

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,061,122	$7,274,034	$188,790,959	$412,121

* Unaffiliated foreign tax withheld	$—	$—	$1,880,037	$—

See Notes to Financial Statements.

DBX ETF Trust  |   23

Statements of Changes in Net Assets

	Xtrackers California Municipal Bond ETF		Xtrackers Municipal Infrastructure Revenue Bond ETF

	For the Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$340,886	$691,606	$2,345,971	$4,388,951

Net realized gain (loss)	(26,035)	(3,241)	(1,837,297)	(2,731,222)

Net change in net unrealized appreciation (depreciation)	746,271	(349,471)	6,765,360	(2,973,001)

Net increase (decrease) in net assets resulting from operations	1,061,122	338,894	7,274,034	(1,315,272)

Distributions to Shareholders	(344,001)	(706,123)	(2,338,977)	(4,326,490)

Fund Shares Transactions

Proceeds from shares sold	—	—	—	8,966,614

Value of shares redeemed	(1,199,484)	—	—	—

Net increase (decrease) in net assets resulting from fund share transactions	(1,199,484)	—	—	8,966,614

Total net increase (decrease) in Net Assets	(482,363)	(367,229)	4,935,057	3,324,852

Net Assets

Beginning of period	21,835,621	22,202,850	130,943,119	127,618,267

End of period	$21,353,258	$21,835,621	$135,878,176	$130,943,119

Changes in Shares Outstanding

Shares outstanding, beginning of period	900,001	900,001	5,450,001	5,100,001

Shares sold	—	—	—	350,000

Shares redeemed	(50,000)	—	—	—

Shares outstanding, end of period	850,001	900,001	5,450,001	5,450,001

See Notes to Financial Statements.

24  |   DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI EAFE High Dividend Yield Equity ETF		Xtrackers US 0-1 Year Treasury ETF

	For the Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (Unaudited)	For the Period October 9, 2024(1) to May 31, 2025

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$27,495,970	$80,021,038	$395,413	$204,216

Net realized gain (loss)	49,959,210	9,562,876	3,301	(1,391)

Net change in net unrealized appreciation (depreciation)	111,335,779	192,013,682	13,407	(6,474)

Net increase (decrease) in net assets resulting from operations	188,790,959	281,597,596	412,121	196,351

Distributions to Shareholders	(59,671,183)	(69,349,174)	(430,294)	(109,697)

Fund Shares Transactions

Proceeds from shares sold	137,873,703	393,551,341	9,030,242	33,076,380

Value of shares redeemed	(103,208,152)	(160,491,090)	(15,651,303)	(6,019,210)

Net increase (decrease) in net assets resulting from fund share transactions	34,665,551	233,060,251	(6,621,061)	27,057,170

Total net increase (decrease) in Net Assets	163,785,327	445,308,673	(6,639,234)	27,143,824

Net Assets

Beginning of period	2,011,112,677	1,565,804,004	27,143,854	30

End of period	$2,174,898,004	$2,011,112,677	$20,504,620	$27,143,854

Changes in Shares Outstanding

Shares outstanding, beginning of period	70,150,001	61,300,001	900,001	1

Shares sold	4,650,000	14,850,000	300,000	1,100,000

Shares redeemed	(3,450,000)	(6,000,000)	(520,000)	(200,000)

Shares outstanding, end of period	71,350,001	70,150,001	680,001	900,001

(1)	Commencement of Operations.

See Notes to Financial Statements.

DBX ETF Trust  |   25

Financial Highlights

Xtrackers California Municipal Bond ETF

	For the Six Months Ended 11/30/2025 (Unaudited)		Year Ended 5/31/2025	Period Ended 5/31/2024(a)

Selected Per Share Data

Net Asset Value, beginning of period	$24.26		$24.67	$25.00
Income (loss) from investment operations:

Net investment income (loss)(b)	0.40		0.77	0.35

Net realized and unrealized gain (loss)	0.86		(0.40)	(0.45)

Total from investment operations	1.26		0.37	(0.10)
Less distributions from:

Net investment income	(0.40)		(0.78)	(0.23)

Total from distributions	(0.40)		(0.78)	(0.23)

Net Asset Value, end of period	$25.12		$24.26	$24.67

Total Return (%)(c)	5.24	**	1.48	(0.40	)**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	21		22	22

Ratio of expenses before fee waiver (%)	0.07	*	0.09	0.15	*

Ratio of expenses after fee waiver (%)	0.07	*	0.07	0.08	*

Ratio of net investment income (loss) (%)	3.24	*	3.08	3.02	*

Portfolio turnover rate (%)(d)	7	**	5	2	**

(a)	For the period December 14, 2023 (commencement of operations) through May 31, 2024.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

26  |   DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Municipal Infrastructure Revenue Bond ETF

	For the Six		Years Ended May 31,
	Months
	Ended
	11/30/2025
	(Unaudited)		2025	2024	2023	2022	2021

Selected Per Share Data

Net Asset Value, beginning of period	$24.03		$25.02	$24.96	$25.88	$29.35	$27.75
Income (loss) from investment operations:

Net investment income (loss)(a)	0.43		0.81	0.73	0.69	0.63	0.70

Net realized and unrealized gain (loss)	0.90		(1.00)	0.05	(0.91)	(3.48)	1.63

Total from investment operations	1.33		(0.19)	0.78	(0.22)	(2.85)	2.33
Less distributions from:

Net investment income	(0.43)		(0.80)	(0.72)	(0.70)	(0.62)	(0.73)

Total from distributions	(0.43)		(0.80)	(0.72)	(0.70)	(0.62)	(0.73)

Net Asset Value, end of period	$24.93		$24.03	$25.02	$24.96	$25.88	$29.35

Total Return (%)	5.61	**	(0.90)	3.25	(0.79)	(9.87)	8.50

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	136		131	128	112	162	138

Ratio of expenses (%)	0.15	*	0.15	0.15	0.15	0.15	0.15

Ratio of net investment income (loss) (%)	3.54	*	3.22	2.94	2.79	2.24	2.42

Portfolio turnover rate (%)(b)	12	**	18	9	12	27	10

(a)	Based on average shares outstanding during the period.
(b)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust  |   27

Financial Highlights (Continued)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

	For the Six		Years Ended May 31,
	Months
	Ended
	11/30/2025
	(Unaudited)		2025	2024	2023	2022	2021

Selected Per Share Data

Net Asset Value, beginning of period	$28.67		$25.54	$22.46	$23.47	$25.00	$19.89
Income (loss) from investment operations:

Net investment income (loss)(a)	0.39		1.21	1.09	1.15	1.17	1.21

Net realized and unrealized gain (loss)	2.26		3.00	3.20	(1.14)	(1.60)	4.94

Total from investment operations	2.65		4.21	4.29	0.01	(0.43)	6.15
Less distributions from:

Net investment income	(0.84)		(1.08)	(1.21)	(1.02)	(1.10)	(1.04)

Total from distributions	(0.84)		(1.08)	(1.21)	(1.02)	(1.10)	(1.04)

Net Asset Value, end of period	$30.48		$28.67	$25.54	$22.46	$23.47	$25.00

Total Return (%)(b)	9.49	**	17.13	19.79	0.46	(1.72)	31.74

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	2,175		2,011	1,566	1,249	955	739

Ratio of expenses before fee waiver (%)	0.09	*	0.11	0.20	0.20	0.20	0.20

Ratio of expenses after fee waiver (%)	0.09	*	0.09	0.12	0.20	0.20	0.20

Ratio of net investment income (loss) (%)	2.62	*	4.66	4.62	5.32	4.92	5.38

Portfolio turnover rate (%)(c)	15	**	22	26	29	30	57

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

28  |   DBX ETF Trust

Financial Highlights (Continued)

Xtrackers US 0-1 Year Treasury ETF

	For the Six Months Ended 11/30/2025 (Unaudited)		Period Ended 5/31/2025(a)

Selected Per Share Data

Net Asset Value, beginning of period	$30.16		$30.00
Income (loss) from investment operations:

Net investment income (loss)(b)	0.61		0.82

Net realized and unrealized gain (loss)	0.02		0.01	(c)

Total from investment operations	0.63		0.83
Less distributions from:

Net investment income	(0.64)		(0.67)

Total from distributions	(0.64)		(0.67)

Net Asset Value, end of period	$30.15		$30.16

Total Return (%)(d)	2.13	**	2.78	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	21		27

Ratio of expenses before fee waiver (%)	0.06	*	0.06	*

Ratio of expenses after fee waiver (%)	0.06	*	0.06	*

Ratio of net investment income (loss) (%)	4.04	*	4.28	*

Portfolio turnover rate (%)(e)	0	**	0	**

(a)	For the period October 9, 2024 (commencement of operations) through May 31, 2025.
(b)	Based on average shares outstanding during the period.
(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust  |   29

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2025, the Trust consists of forty-two investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers California Municipal Bond ETF

Xtrackers Municipal Infrastructure Revenue Bond ETF

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Xtrackers US 0-1 Year Treasury ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers California Municipal Bond ETF offer shares that are listed and traded on the Nasdaq Stock Market (“NASDAQ”). Xtrackers Municipal Infrastructure Revenue Bond ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Xtrackers US 0-1 Year Treasury ETF offer shares that are listed and traded on the Cboe BZX Exchange, Inc. (Cboe). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares except for Xtrackers US 0-1 Year Treasury ETF which lots consist of 20,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index

Xtrackers California Municipal Bond ETF	ICE AMT-Free Broad Liquid California Municipal Index

Xtrackers Municipal Infrastructure Revenue Bond ETF	Solactive Municipal Infrastructure Revenue Bond Index

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	MSCI EAFE High Dividend Yield Index

Xtrackers US 0-1 Year Treasury ETF	ICE U.S. Treasury Short Bond Index

The ICE AMT-Free Broad Liquid California Municipal Index is designed to track the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued in the U.S. domestic market by the state of California and its political subdivisions. The ICE AMT-Free Broad Liquid California Municipal Index is rebalanced monthly on the last business day of each month.

The Solactive Municipal Infrastructure Revenue Bond Index is designed to track the performance of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds. It is comprised of tax-exempt municipal securities issued by states, cities, counties, districts, their respective agencies and other tax-exempt issuers. The Underlying Index is intended to track bonds that have been issued with the intention of funding federal, state and local infrastructure projects such as water and sewer systems, public power systems, toll roads, bridges, tunnels and many other public use projects. It is designed to only hold bonds issued by state and local municipalities where the interest and principal repayments are generated from dedicated revenue streams or a double-barreled revenue stream (pledged revenue stream and a general obligation pledge). Under normal circumstances, the Solactive Municipal Infrastructure Revenue Bond Index is rebalanced monthly on the last business day of each month.

The MSCI EAFE High Dividend Yield Index is designed to reflect the performance of equities (excluding REITs) in developed markets in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. Under normal circumstances, the MSCI High Dividend Yield Indices are rebalanced semi-annually in May and November.

30  |   DBX ETF Trust

The ICE U.S. Treasury Short Bond Index is designed to track the performance of certain U.S. Treasury securities that have a remaining maturity between one month and one year. The term “U.S. Treasury securities” refers to securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government. The ICE U.S. Treasury Short Bond Index is rebalanced on the last calendar day of the month.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Xtrackers California Municipal Bond ETF is non-diversified and is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Xtrackers Municipal Infrastructure Revenue Bond ETF, Xtrackers MSCI EAFE High Dividend Yield Equity ETF and Xtrackers US 0-1 Year Treasury ETF are diversified series of the Trust. In addition, Xtrackers MSCI EAFE High Dividend Yield Equity ETF may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index the Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole, and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.

Security Valuation. The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

DBX ETF Trust  |   31

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following each Fund’s Schedule of

Investments.

Investment Transactions and Investment Income. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

Tax Information and Dividends and Distributions to Shareholders. It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers California Municipal Bond ETF, Xtrackers Municipal Infrastructure Revenue Bond ETF and Xtrackers US 0-1 Year Treasury ETF to pay out dividends from its net investment income monthly and Xtrackers MSCI EAFE High Dividend Yield Equity ETF to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced

32  |   DBX ETF Trust

by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended May 31, 2025 (or since the Fund’s inception if the Fund commenced operations less than four years prior to May 31, 2025), remains subject to examination by taxing authorities. Specific to foreign countries in which the applicable Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2025, the Funds did not incur any interest or penalties.

At May 31, 2025, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount

Xtrackers California Municipal Bond ETF	$3,273	$580	$3,853

Xtrackers Municipal Infrastructure Revenue Bond ETF	2,333,252	5,628,822	7,962,074

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	30,200,818	121,037,785	151,238,603

As of May 31, 2025, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)

Xtrackers California Municipal Bond ETF	$22,494,587	$(894,756)	$755	$(895,511)

Xtrackers Municipal Infrastructure Revenue Bond ETF	142,044,549	(14,192,407)	10,161	(14,202,568)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	1,693,904,098	331,018,669	359,645,339	(28,626,670)

Xtrackers US 0-1 Year Treasury ETF	27,009,932	(6,929)	1,679	(8,608)

Foreign Taxes. The Xtrackers MSCI EAFE High Dividend Yield Equity ETF may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of November 30, 2025, if any, are disclosed in the Fund’s Statements of Assets and Liabilities.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

DBX ETF Trust  |   33

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Funds, except the Xtrackers California Municipal Bond ETF and the Xtrackers Municipal Infrastructure Revenue Bond ETF, may lend securities to certain financial institutions under the terms of their securities lending agreement. National Financial Services LLC (Fidelity Agency Lending), serves as securities lending agent for Xtrackers MSCI EAFE High Dividend Yield Equity ETF. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2025, the Funds invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.14% annualized effective rate as of November 30, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2025, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2025
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Common Stocks	$22,436,426	$—	$—	$—	$22,436,426

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$22,436,426

For the period ended November 30, 2025, Xtrackers US 0-1 Year Treasury ETF had no securities on loan.

Derivatives

Futures Contracts. Xtrackers MSCI EAFE High Dividend Yield Equity ETF may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. The Fund will not use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2025, Xtrackers MSCI EAFE High Dividend Yield Equity ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

34  |   DBX ETF Trust

Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2025 is included in a table following the Fund’s Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2025 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$500,319	Unrealized depreciation on futures contracts*	$18,796

	Total	$500,319	Total	$18,796

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following each Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2025 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:	Futures Contracts – Equity Contracts

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	$781,934

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts – Equity Contracts

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	$263,818

For the period ended November 30, 2025 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	$17,450,412

Cash. Cash consists of cash held at banks and is on deposit with major financial institutions.

Affiliated Cash Management Vehicles. The Funds may invest uninvested cash balances in DWS Government Money Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

DBX ETF Trust  |   35

Unitary Advisory Fee
Xtrackers California Municipal Bond ETF	0.07%
Xtrackers Municipal Infrastructure Revenue Bond ETF	0.15%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	0.09%
Xtrackers US 0-1 Year Treasury ETF	0.06%

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the period ended November 30, 2025, the Advisor waived expenses of the Funds as follows:

Expenses Waived

Xtrackers California Municipal Bond ETF	$317

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	2,502

Xtrackers US 0-1 Year Treasury ETF	19

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer 2838.00 agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses distribution fees or expenses (if any), litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2025, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales

Xtrackers California Municipal Bond ETF	$1,337,384	$2,376,633

Xtrackers Municipal Infrastructure Revenue Bond ETF	17,659,269	15,989,419

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	305,597,956	323,644,123

For the period ended November 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	$116,053,203	$104,369,224

Xtrackers US 0-1 Year Treasury ETF	8,922,843	15,474,904

5. Fund Share Transactions

As of November 30, 2025, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

36  |   DBX ETF Trust

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At November 30, 2025, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held

Xtrackers California Municipal Bond ETF	44%

Xtrackers US 0-1 Year Treasury ETF	12%

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers MSCI EAFE High Dividend Yield Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain the Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. The Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at November 30, 2025.

DBX ETF Trust  |   37

November 30, 2025

Semi-Annual Financial Statements and Other Information

DBX ETF Trust

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust  |  1

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF

November 30, 2025 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS – 96.3%

Australia – 3.7%

ANZ Group Holdings Ltd.	19,427	440,783

APA Group (a)	7,376	44,738

Aristocrat Leisure Ltd.	3,780	144,444

ASX Ltd.	1,139	43,420

BHP Group Ltd.	32,835	896,194

Brambles Ltd.	10,414	164,117

CAR Group Ltd.	2,398	54,613

Cochlear Ltd.	434	79,329

Coles Group Ltd.	9,576	139,997

Commonwealth Bank of Australia	10,719	1,070,764

Computershare Ltd.	3,597	84,582

CSL Ltd.	3,044	371,449

Evolution Mining Ltd.	12,484	97,143

Fortescue Ltd.	10,997	154,217

Goodman Group REIT	12,646	245,843

Insurance Australia Group Ltd.	12,818	65,151

Lottery Corp. Ltd.	15,511	55,574

Lynas Rare Earths Ltd. *	5,966	56,545

Macquarie Group Ltd.	2,258	291,420

Medibank Pvt Ltd.	17,792	55,355

MMG Ltd. *	43,050	38,208

National Australia Bank Ltd.	19,456	511,022

Northern Star Resources Ltd.	9,024	160,535

Origin Energy Ltd.	9,691	74,140

Pro Medicus Ltd.	286	49,931

Qantas Airways Ltd.	6,160	40,267

QBE Insurance Group Ltd.	9,894	124,751

REA Group Ltd.	227	29,129

Rio Tinto Ltd.	2,273	196,941

Santos Ltd.	21,110	89,046

Scentre Group REIT	33,020	88,243

SGH Ltd.	1,385	42,900

Sigma Healthcare Ltd.	29,100	54,894

Sonic Healthcare Ltd.	3,003	45,889

South32 Ltd.	28,762	60,662

Stockland REIT	17,714	69,848

Suncorp Group Ltd.	7,133	82,042

Telstra Group Ltd.	26,555	85,576

Transurban Group (a)	20,397	199,465

Vicinity Ltd. REIT	26,140	42,119

Washington H Soul Pattinson & Co. Ltd.	2,175	53,879

Wesfarmers Ltd.	7,404	397,087

Westpac Banking Corp.	21,657	533,227

WiseTech Global Ltd.	1,228	58,733

Woodside Energy Group Ltd.	12,320	201,175

Woolworths Group Ltd.	7,935	152,389

(Cost $6,912,036)		8,037,776

	Number of Shares	Value $

Austria – 0.2%

Erste Group Bank AG	2,145	234,264

OMV AG	923	51,050

Verbund AG	441	32,484

(Cost $175,367)		317,798

Belgium – 0.5%

Ageas SA/NV	944	64,498

Anheuser-Busch InBev SA/NV	6,073	373,509

D’ieteren Group	165	28,710

Elia Group SA/NV	469	56,635

Groupe Bruxelles Lambert NV	549	47,476

KBC Group NV	1,469	180,884

Lotus Bakeries NV	2	17,957

Sofina SA	106	29,904

Syensqo SA	482	39,284

UCB SA	853	237,970

(Cost $924,724)		1,076,827

Brazil – 1.0%

Ambev SA	34,734	90,249

Axia Energia	7,669	89,856

B3 SA - Brasil Bolsa Balcao	39,937	112,004

Banco Bradesco SA	9,033	28,347

Banco BTG Pactual S.A	7,111	71,987

Banco do Brasil SA	11,870	50,001

BB Seguridade Participacoes SA	3,790	24,235

Caixa Seguridade Participacoes S/A	4,395	13,339

Cia de Saneamento Basico do Estado de Sao Paulo	3,208	84,791

CPFL Energia SA	1,773	16,210

Embraer SA	5,352	84,320

Energisa SA	2,838	26,240

Engie Brasil Energia SA	1,826	10,486

Equatorial Energia SA	10,583	78,883

Jbs NV *	2,300	33,890

Klabin SA	4,054	13,482

Localiza Rent a Car SA	4,682	39,717

MBRF Global Foods Company SA	2,906	10,529

Motiva Infraestrutura de Mobilidade SA	5,360	16,047

NU Holdings Ltd., Class A *	22,562	392,353

Petroleo Brasileiro SA	22,434	140,385

PRIO SA *	4,575	31,914

Raia Drogasil SA	6,829	30,738

Rede D’Or Sao Luiz SA, 144A	5,327	46,567

Rumo SA	6,691	21,136

Suzano SA	4,441	39,612

Telefonica Brasil SA	4,778	31,735

TIM SA	9,900	47,011

TOTVS SA	4,076	32,704

Ultrapar Participacoes SA	3,444	14,198

See Notes to Financial Statements.

2  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Vale SA	22,840	288,591

Vibra Energia SA	5,841	27,244

WEG SA	11,175	92,702

XP, Inc., Class A	3,328	65,595

(Cost $1,652,503)		2,197,098

Canada – 8.0%

Agnico Eagle Mines Ltd.	3,167	552,613

Alamos Gold, Inc., Class A	2,401	90,668

Alimentation Couche-Tard, Inc.	4,702	256,883

AltaGas Ltd.	2,176	67,158

ARC Resources Ltd.	3,949	70,690

AtkinsRealis Group Inc.	1,051	65,242

Bank of Montreal	4,567	578,283

Bank of Nova Scotia	7,816	542,306

Barrick Mining Corp.	10,755	449,783

BCE, Inc.	651	15,339

Bombardier, Inc., Class B *	558	92,693

Brookfield Corp.	12,826	605,704

CAE, Inc. *	2,066	56,532

Cameco Corp. *	2,885	255,947

Canadian Imperial Bank of Commerce	6,137	530,747

Canadian National Railway Co.	3,452	330,660

Canadian Natural Resources Ltd.	13,185	446,279

Canadian Pacific Kansas City Ltd.	5,865	424,946

Canadian Tire Corp. Ltd., Class A	338	41,131

Canadian Utilities Ltd., Class A	912	27,566

CCL Industries, Inc., Class B	946	57,858

Celestica, Inc. *	805	276,626

Cenovus Energy, Inc.	8,761	156,327

CGI, Inc.	1,355	120,715

China Gold International Resources Corp. Ltd.	1,565	29,870

Constellation Software, Inc.	126	305,023

Descartes Systems Group, Inc. *	428	35,162

Dollarama, Inc.	1,776	254,168

Element Fleet Management Corp.	2,522	67,204

Emera, Inc.	1,811	87,909

Empire Co. Ltd., Class A	866	31,890

Enbridge, Inc.	13,916	676,602

Fairfax Financial Holdings Ltd.	126	217,012

First Quantum Minerals Ltd. *	4,503	102,620

FirstService Corp.	290	45,610

Fortis, Inc.	1,136	59,567

Franco-Nevada Corp.	1,134	237,124

George Weston Ltd.	1,164	79,838

GFL Environmental, Inc.	1,575	71,673

Gildan Activewear, Inc.	1,000	57,395

Great-West Lifeco, Inc.	1,627	75,449

Hydro One Ltd., 144A	2,337	91,563

	Number of Shares	Value $

iA Financial Corp., Inc.	645	76,201

IGM Financial, Inc.	916	37,403

Imperial Oil Ltd.	1,023	102,289

Intact Financial Corp.	1,127	230,216

Ivanhoe Mines Ltd., Class A *	4,988	52,195

Keyera Corp.	1,476	47,698

Kinross Gold Corp.	7,999	225,459

Loblaw Cos. Ltd.	3,649	161,928

Lundin Gold, Inc.	687	57,909

Lundin Mining Corp.	4,520	84,470

Magna International, Inc.	1,545	75,627

Manulife Financial Corp.	11,211	396,957

Metro, Inc.	1,221	87,619

National Bank of Canada	2,422	292,880

Nutrien Ltd.	2,983	173,580

Open Text Corp.	1,746	58,798

Pan American Silver Corp.	2,881	130,611

Pembina Pipeline Corp.	3,795	147,139

Power Corp. of Canada	3,752	191,071

Restaurant Brands International, Inc.	1,977	143,682

Rogers Communications, Inc., Class B	2,450	95,798

Royal Bank of Canada	8,997	1,391,842

Saputo, Inc.	1,679	47,601

Shopify, Inc., Class A *	7,816	1,248,747

Stantec, Inc.	758	72,911

Sun Life Financial, Inc.	3,566	211,410

Suncor Energy, Inc.	8,166	367,284

TC Energy Corp.	6,788	366,814

Teck Resources Ltd., Class B	2,940	125,184

TELUS Corp.	3,171	41,625

TFI International, Inc.	506	44,137

Thomson Reuters Corp.	1,030	139,739

TMX Group Ltd.	1,916	70,351

Toromont Industries Ltd.	385	45,029

Toronto-Dominion Bank	10,786	908,258

Tourmaline Oil Corp.	2,433	112,007

Wheaton Precious Metals Corp.	2,878	316,134

Whitecap Resources, Inc.	7,999	66,928

WSP Global, Inc.	892	156,067

(Cost $10,721,481)		17,239,973

Chile – 0.2%

Antofagasta PLC	2,468	90,155

Banco de Chile	308,688	58,223

Banco de Credito e Inversiones SA	497	28,855

Banco Santander Chile	358,448	26,893

Cencosud SA	8,366	26,296

Empresas CMPC SA	7,004	9,783

Empresas Copec SA	2,082	14,905

Enel Americas SA	107,638	10,447

See Notes to Financial Statements.

DBX ETF Trust  |  3

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Enel Chile SA	123,794	9,652

Falabella SA	4,501	29,090

Latam Airlines Group SA	2,471,175	59,387

(Cost $264,383)		363,686

China – 6.8%

360 Security Technology, Inc., Class A	3,700	7,128

37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,900	5,531

3SBio, Inc., 144A *	11,065	44,426

AAC Technologies Holdings, Inc.	6,275	29,579

Advanced Micro-Fabrication Equipment, Inc., China, Class A	350	13,272

Agricultural Bank of China Ltd., Class A	30,000	34,116

Agricultural Bank of China Ltd., Class H	202,852	151,895

Aier Eye Hospital Group Co. Ltd., Class A	4,061	6,606

Air China Ltd., Class A *	6,900	7,837

Akeso, Inc., 144A *	5,273	83,235

Aluminum Corp. of China Ltd., Class A	7,300	10,852

Aluminum Corp. of China Ltd., Class H	33,188	44,715

Anhui Conch Cement Co. Ltd., Class A	6,900	22,301

Anhui Conch Cement Co. Ltd., Class H	6,511	19,585

Anhui Gujing Distillery Co. Ltd., Class A	100	2,352

Anhui Gujing Distillery Co. Ltd., Class B	1,726	21,725

Anhui Jianghuai Automobile Group Corp. Ltd., Class A *	1,600	11,089

ANTA Sports Products Ltd.	8,527	92,928

Autohome, Inc., ADR	1,263	30,009

Avary Holding Shenzhen Co. Ltd., Class A	1,900	12,128

AviChina Industry & Technology Co. Ltd., Class H	21,910	10,919

BAIC BluePark New Energy Technology Co. Ltd., Class A *	7,100	7,873

Baidu, Inc., Class A *	15,648	228,717

Bank of Beijing Co. Ltd., Class A	11,100	8,918

Bank of China Ltd., Class A	7,300	6,268

Bank of China Ltd., Class H	453,371	272,519

Bank of Communications Co. Ltd., Class A	11,800	12,668

Bank of Communications Co. Ltd., Class H	49,737	45,612

Bank of Hangzhou Co. Ltd., Class A	3,100	6,836

Bank of Jiangsu Co. Ltd., Class A	5,500	8,340

	Number of Shares	Value $

Bank of Nanjing Co. Ltd., Class A	3,100	5,073

Bank of Ningbo Co. Ltd., Class A	2,210	8,868

Bank of Shanghai Co. Ltd., Class A	5,590	7,812

Baoshan Iron & Steel Co. Ltd., Class A	10,200	10,460

Beijing Enlight Media Co. Ltd., Class A	7,000	16,248

Beijing Kingsoft Office Software, Inc., Class A	468	20,608

Beijing Tong Ren Tang Co. Ltd., Class A	4,000	18,925

Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A *	203	1,379

Beijing-Shanghai High Speed Railway Co. Ltd., Class A	21,700	15,623

Bilibili, Inc., Class Z *	2,128	56,413

BOE Technology Group Co. Ltd., Class A	15,500	8,463

BYD Co. Ltd., Class A	3,400	45,768

BYD Co. Ltd., Class H	23,410	293,159

BYD Electronic International Co. Ltd.	4,758	20,264

Cambricon Technologies Corp. Ltd., Class A *	200	37,653

Capital Securities Co. Ltd., Class A	2,700	7,986

CGN Power Co. Ltd., Class A	5,389	2,874

CGN Power Co. Ltd., Class H, 144A	57,302	22,300

Changchun High-Tech Industry Group Co. Ltd., Class A	200	2,808

Chaozhou Three-Circle Group Co. Ltd., Class A	1,100	6,846

China CITIC Bank Corp. Ltd., Class H	53,922	49,657

China Coal Energy Co. Ltd., Class H	10,449	14,105

China Communications Services Corp. Ltd., Class H	14,234	8,903

China Construction Bank Corp., Class A	4,300	5,875

China Construction Bank Corp., Class H	628,383	659,391

China CSSC Holdings Ltd., Class A	1,300	6,320

China Eastern Airlines Corp. Ltd., Class A *	8,400	5,988

China Energy Engineering Corp. Ltd., Class A	17,700	5,883

China Everbright Bank Co. Ltd., Class A	14,000	7,149

China Feihe Ltd., 144A	21,663	11,519

China Galaxy Securities Co. Ltd., Class A	1,470	3,306

China Galaxy Securities Co. Ltd., Class H	18,478	24,160

See Notes to Financial Statements.

4  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

China Hongqiao Group Ltd.	21,461	85,063

China International Capital Corp. Ltd., Class A (b)	1,700	8,390

China International Capital Corp. Ltd., Class H, 144A (b)	8,796	21,420

China Jushi Co. Ltd., Class A	4,400	9,279

China Life Insurance Co. Ltd., Class A	700	4,309

China Life Insurance Co. Ltd., Class H	49,831	171,910

China Literature Ltd., 144A *	6,048	29,161

China Longyuan Power Group Corp. Ltd., Class H	18,611	16,446

China Mengniu Dairy Co. Ltd.	17,013	32,799

China Merchants Bank Co. Ltd., Class A	8,300	50,423

China Merchants Bank Co. Ltd., Class H	26,613	178,769

China Merchants Energy Shipping Co. Ltd., Class A	6,700	8,349

China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	5,300	7,459

China Merchants Securities Co. Ltd., Class A	4,100	9,447

China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,300	3,012

China Minsheng Banking Corp. Ltd., Class A	13,500	7,810

China Minsheng Banking Corp. Ltd., Class H	63,898	35,700

China National Building Material Co. Ltd., Class H	31,644	21,256

China National Nuclear Power Co. Ltd., Class A	5,600	6,836

China National Software & Service Co. Ltd., Class A *	1,100	7,037

China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,300	8,275

China Oilfield Services Ltd., Class H	10,996	10,239

China Pacific Insurance Group Co. Ltd., Class A	2,100	10,322

China Pacific Insurance Group Co. Ltd., Class H	17,172	68,107

China Petroleum & Chemical Corp., Class A	9,200	7,521

China Petroleum & Chemical Corp., Class H	147,037	83,284

China Railway Group Ltd., Class A	6,200	4,762

China Railway Group Ltd., Class H	18,491	9,286

China Resources Microelectronics Ltd., Class A	622	4,085

China Resources Mixc Lifestyle Services Ltd., 144A	3,535	20,123

	Number of Shares	Value $

China Shenhua Energy Co. Ltd., Class A	2,516	14,641

China Shenhua Energy Co. Ltd., Class H	22,188	113,479

China State Construction Engineering Corp. Ltd., Class A	13,900	10,224

China Three Gorges Renewables Group Co. Ltd., Class A	12,800	7,568

China Tourism Group Duty Free Corp. Ltd., Class A	800	8,943

China Tower Corp. Ltd., Class H, 144A	29,305	46,334

China United Network Communications Ltd., Class A	10,000	7,638

China Vanke Co. Ltd., Class A *	3,300	2,511

China Vanke Co. Ltd., Class H *	11,678	5,460

China Yangtze Power Co. Ltd., Class A	9,000	35,619

Chongqing Changan Automobile Co. Ltd., Class A	3,040	5,134

Chongqing Rural Commercial Bank Co. Ltd., Class A	7,100	6,528

Chongqing Zhifei Biological Products Co. Ltd., Class A	1,200	3,490

CITIC Ltd.	29,802	46,584

CITIC Securities Co. Ltd., Class A	3,430	13,385

CITIC Securities Co. Ltd., Class H	15,556	53,426

CMOC Group Ltd., Class A	6,163	14,148

CMOC Group Ltd., Class H	22,651	47,014

CNPC Capital Co. Ltd., Class A	7,900	10,236

Contemporary Amperex Technology Co. Ltd., Class A	1,686	88,999

Contemporary Amperex Technology Co. Ltd., Class H	809	49,044

COSCO SHIPPING Energy Transportation Co. Ltd., Class A	2,600	4,443

COSCO SHIPPING Holdings Co. Ltd., Class A	6,330	13,081

COSCO SHIPPING Holdings Co. Ltd., Class H	20,749	35,311

CRRC Corp. Ltd., Class A	8,000	8,226

CRRC Corp. Ltd., Class H	22,253	17,663

CSC Financial Co. Ltd., Class A	1,960	6,873

CSPC Pharmaceutical Group Ltd.	53,598	54,453

Daqin Railway Co. Ltd., Class A	7,700	5,968

Dongfang Electric Corp. Ltd., Class A	100	304

East Money Information Co. Ltd., Class A	5,434	17,985

Eastroc Beverage Group Co. Ltd., Class A	100	3,729

Ecovacs Robotics Co. Ltd., Class A	200	2,223

See Notes to Financial Statements.

DBX ETF Trust  |  5

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

ENN Energy Holdings Ltd.	5,160	47,022

Eoptolink Technology, Inc. Ltd., Class A	700	34,436

Eve Energy Co. Ltd., Class A	900	9,091

Everbright Securities Co. Ltd., Class A	1,800	4,412

Flat Glass Group Co. Ltd., Class A	8,300	18,948

Focus Media Information Technology Co. Ltd., Class A	3,200	3,327

Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,821	9,520

Fosun International Ltd.	21,044	13,136

Foxconn Industrial Internet Co. Ltd., Class A	4,400	37,790

Fuyao Glass Industry Group Co. Ltd., Class A	1,100	10,250

Fuyao Glass Industry Group Co. Ltd., Class H, 144A	3,288	28,442

Ganfeng Lithium Group Co. Ltd., Class A	3,100	27,427

GDS Holdings Ltd., Class A *	6,239	26,668

Genscript Biotech Corp. *	16,892	32,349

GF Securities Co. Ltd., Class A	2,000	5,980

Giant Biogene Holding Co. Ltd., 144A	5,758	26,757

GigaDevice Semiconductor, Inc., Class A	168	4,824

GoerTek, Inc., Class A	1,500	6,371

Goldwind Science & Technology Co. Ltd., Class A	4,300	9,373

Gotion High-tech Co. Ltd., Class A	1,500	8,294

Great Wall Motor Co. Ltd., Class A	1,200	3,717

Great Wall Motor Co. Ltd., Class H	12,420	23,880

Gree Electric Appliances, Inc. of Zhuhai, Class A	1,000	5,709

Guangdong Haid Group Co. Ltd., Class A	400	3,157

Guanghui Energy Co. Ltd., Class A	2,500	1,768

Guangzhou Automobile Group Co. Ltd., Class A	3,800	4,972

Guangzhou Tinci Materials Technology Co. Ltd., Class A	800	4,668

Guolian Minsheng Securities Co. Ltd., Class A	12,600	18,232

Guosen Securities Co. Ltd., Class A	5,900	10,815

Guotai Haitong Securities Co. Ltd.	5,600	15,176

Guotai Haitong Securities Co. Ltd., Class H, 144A	8,614	17,204

H World Group Ltd., ADR	1,451	66,891

Haidilao International Holding Ltd., 144A	9,239	16,316

	Number of Shares	Value $

Haier Smart Home Co. Ltd., Class A	2,100	8,192

Haier Smart Home Co. Ltd., Class H	14,627	49,935

Haitian International Holdings Ltd.	4,489	12,581

Hangzhou First Applied Material Co. Ltd., Class A	1,097	2,189

Hangzhou Silan Microelectronics Co. Ltd., Class A	800	3,160

Hansoh Pharmaceutical Group Co. Ltd., 144A	11,153	57,614

Henan Shuanghui Investment & Development Co. Ltd., Class A	1,100	4,199

Hengan International Group Co. Ltd.	3,819	13,764

Hengli Petrochemical Co. Ltd., Class A	1,800	4,815

Hithink RoyalFlush Information Network Co. Ltd., Class A	400	18,173

Horizon Robotics *	51,838	52,465

Hoshine Silicon Industry Co. Ltd., Class A	500	3,982

Hua Hong Semiconductor Ltd., Class H, 144A *	5,234	50,083

Huadian Power International Corp. Ltd., Class A	8,000	5,828

Huadong Medicine Co. Ltd., Class A	700	4,158

Huaneng Power International, Inc., Class A	3,500	3,852

Huaneng Power International, Inc., Class H	33,381	26,625

Huatai Securities Co. Ltd., Class A	1,700	5,074

Huatai Securities Co. Ltd., Class H, 144A	9,693	22,783

Huaxia Bank Co. Ltd., Class A	2,800	2,745

Huayu Automotive Systems Co. Ltd., Class A	1,700	4,670

Huizhou Desay Sv Automotive Co. Ltd., Class A	300	4,667

Hundsun Technologies, Inc., Class A	1,456	6,038

Hygon Information Technology Co. Ltd., Class A	1,321	40,602

Iflytek Co. Ltd., Class A	900	6,304

Imeik Technology Development Co. Ltd., Class A	140	2,879

Industrial & Commercial Bank of China Ltd., Class A	18,571	21,303

Industrial & Commercial Bank of China Ltd., Class H	413,411	341,952

Industrial Bank Co. Ltd., Class A	8,900	26,574

Industrial Securities Co. Ltd., Class A	1,950	1,867

Ingenic Semiconductor Co. Ltd., Class A	300	3,369

See Notes to Financial Statements.

6  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	32,600	11,205

Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,600	1,795

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,100	8,727

Inner Mongolia Yitai Coal Co. Ltd., Class B	6,200	11,799

Innovent Biologics, Inc., 144A *	9,447	114,177

J&T Global Express Ltd. *	15,679	19,292

JA Solar Technology Co. Ltd., Class A *	1,764	3,012

JD Health International, Inc., 144A *	5,760	45,202

JD Logistics, Inc., 144A *	11,237	17,565

JD.com, Inc., Class A	15,258	228,308

Jiangsu Eastern Shenghong Co. Ltd., Class A *	2,200	2,990

Jiangsu Expressway Co. Ltd., Class H	8,873	11,408

Jiangsu Hengli Hydraulic Co. Ltd., Class A	2,300	32,955

Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,100	18,440

Jiangsu King’s Luck Brewery JSC Ltd., Class A	1,100	5,880

Jiangsu Yanghe Distillery Co. Ltd., Class A	700	6,555

Jiangsu Zhongtian Technology Co. Ltd., Class A	1,300	2,911

Jiangxi Copper Co. Ltd., Class A	2,200	11,647

Jiangxi Copper Co. Ltd., Class H	9,121	35,941

Jinko Solar Co. Ltd., Class A *	4,383	3,490

Kanzhun Ltd., ADR	2,738	60,510

KE Holdings, Inc., ADR	4,006	69,023

Kingdee International Software Group Co. Ltd. *	18,079	32,787

Kingsoft Corp. Ltd.	5,555	20,434

Kuaishou Technology, 144A	18,298	159,342

Kuang-Chi Technologies Co. Ltd., Class A *	1,500	9,581

Kunlun Tech Co. Ltd., Class A *	1,400	8,614

Kweichow Moutai Co. Ltd., Class A	400	82,066

Lenovo Group Ltd.	45,486	56,552

Lens Technology Co. Ltd., Class A	2,610	10,152

Li Auto, Inc., Class A *	7,875	72,774

Li Ning Co. Ltd.	12,295	27,414

Lingyi iTech Guangdong Co., Class A	3,100	6,095

Longfor Group Holdings Ltd., 144A	10,313	12,875

LONGi Green Energy Technology Co. Ltd., Class A *	2,240	5,884

	Number of Shares	Value $

Luxshare Precision Industry Co. Ltd., Class A	2,249	18,380

Luzhou Laojiao Co. Ltd., Class A	1,700	32,673

Mango Excellent Media Co. Ltd., Class A	1,200	4,399

Maxscend Microelectronics Co. Ltd., Class A	160	1,566

Meitu, Inc., 144A *	20,450	22,589

Meituan, Class B, 144A *	31,428	413,749

Metallurgical Corp. of China Ltd., Class A	5,900	2,654

Midea Group Co. Ltd.	1,939	22,040

Midea Group Co. Ltd., Class A	1,200	13,555

MINISO Group Holding Ltd.	6,367	31,779

Montage Technology Co. Ltd., Class A	617	10,342

Muyuan Foods Co. Ltd., Class A	4,734	33,982

NARI Technology Co. Ltd., Class A	4,191	13,136

NAURA Technology Group Co. Ltd., Class A	270	16,342

NetEase, Inc.	11,000	302,345

New China Life Insurance Co. Ltd., Class A	1,300	12,075

New China Life Insurance Co. Ltd., Class H	4,257	25,359

New Hope Liuhe Co. Ltd., Class A	1,400	1,863

New Oriental Education & Technology Group, Inc.	8,269	42,801

Ningbo Deye Technology Co. Ltd., Class A	352	4,033

Ningbo Tuopu Group Co. Ltd., Class A	725	6,462

Ningxia Baofeng Energy Group Co. Ltd., Class A	4,466	11,370

NIO, Inc., Class A *	11,338	63,376

Nongfu Spring Co. Ltd., Class H, 144A	13,013	81,597

OmniVision Integrated Circuits Group, Inc.	540	9,125

Orient Securities Co. Ltd., Class A	2,048	3,016

People’s Insurance Co. Group of China Ltd., Class A	5,600	6,860

People’s Insurance Co. Group of China Ltd., Class H	46,177	41,813

PetroChina Co. Ltd., Class A	7,700	10,619

PetroChina Co. Ltd., Class H	142,302	158,645

Pharmaron Beijing Co. Ltd., Class A	900	3,685

PICC Property & Casualty Co. Ltd., Class H	45,835	103,964

Ping An Bank Co. Ltd., Class A	6,600	10,838

Ping An Insurance Group Co. of China Ltd., Class A	4,900	40,885

See Notes to Financial Statements.

DBX ETF Trust  |  7

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Ping An Insurance Group Co. of China Ltd., Class H	43,671	318,034

Poly Developments and Holdings Group Co. Ltd., Class A	3,900	3,729

Pop Mart International Group Ltd., 144A	3,456	99,785

Postal Savings Bank of China Co. Ltd., Class A	14,000	11,248

Postal Savings Bank of China Co. Ltd., Class H, 144A	44,002	31,084

Power Construction Corp. of China Ltd., Class A	5,900	4,531

Qfin Holdings, Inc., ADR	593	11,581

Qinghai Salt Lake Industry Co. Ltd., Class A *	2,400	8,979

Range Intelligent Computing Technology Group Co. Ltd., Class A	2,800	18,899

Rongsheng Petrochemical Co. Ltd., Class A	2,550	3,506

SAIC Motor Corp. Ltd., Class A	2,400	5,082

Sanan Optoelectronics Co. Ltd., Class A	1,700	3,174

Sany Heavy Industry Co. Ltd., Class A	2,300	6,611

Satellite Chemical Co. Ltd., Class A	2,937	7,004

SDIC Power Holdings Co. Ltd., Class A	2,500	4,869

Seres Group Co. Ltd., Class A	500	8,924

SF Holding Co. Ltd., Class A	1,860	10,095

SG Micro Corp., Class A	253	2,330

Shaanxi Coal Industry Co. Ltd., Class A	4,600	14,757

Shandong Gold Mining Co. Ltd., Class A	2,200	11,346

Shandong Gold Mining Co. Ltd., Class H, 144A	9,326	41,421

Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	900	3,599

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	13,432	9,575

Shanghai Baosight Software Co. Ltd., Class A	1,310	3,956

Shanghai Electric Group Co. Ltd., Class A *	6,400	7,921

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,100	4,221

Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,300	3,275

Shanghai Pudong Development Bank Co. Ltd., Class A	9,300	15,101

Shanghai Putailai New Energy Technology Group Co. Ltd.	1,160	4,374

Shanghai Rural Commercial Bank Co. Ltd., Class A	7,000	9,327

	Number of Shares	Value $

Shanghai United Imaging Healthcare Co. Ltd., Class A	246	4,631

Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	2,100	12,273

Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,600	1,523

Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	420	11,543

Shenwan Hongyuan Group Co. Ltd., Class A	11,900	8,668

Shenzhen Inovance Technology Co. Ltd., Class A	1,050	10,494

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,190	34,339

Shenzhen Transsion Holdings Co. Ltd., Class A	368	3,337

Shenzhou International Group Holdings Ltd.	4,510	40,114

Sichuan Chuantou Energy Co. Ltd., Class A	1,900	3,918

Sichuan Road & Bridge Group Co. Ltd., Class A	3,920	5,229

Sinopharm Group Co. Ltd., Class H	7,555	19,446

Sinotruk Hong Kong Ltd.	4,034	14,020

Smoore International Holdings Ltd., 144A	10,110	17,270

Sungrow Power Supply Co. Ltd., Class A	700	18,109

Sunny Optical Technology Group Co. Ltd.	6,096	49,718

SUPCON Technology Co. Ltd., Class A	248	1,748

Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	2,100	22,295

TAL Education Group, ADR *	2,372	26,092

TBEA Co. Ltd., Class A	1,950	6,013

TCL Technology Group Corp., Class A	1,280	740

TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A *	1,375	1,826

Tencent Holdings Ltd.	41,274	3,241,677

Tencent Music Entertainment Group, ADR	3,657	67,472

Tianqi Lithium Corp., Class A *	800	6,227

Tingyi Cayman Islands Holding Corp.	13,114	20,094

Tongcheng Travel Holdings Ltd.	12,989	36,569

TongFu Microelectronics Co. Ltd., Class A	2,000	10,357

Tongwei Co. Ltd., Class A *	1,700	5,502

Trina Solar Co. Ltd., Class A *	1,184	3,030

Tsingtao Brewery Co. Ltd., Class A	200	1,798

See Notes to Financial Statements.

8  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Tsingtao Brewery Co. Ltd., Class H	3,845	25,976

Unigroup Guoxin Microelectronics Co. Ltd., Class A	475	5,110

Unisplendour Corp. Ltd., Class A	1,880	6,627

Vipshop Holdings Ltd., ADR	2,285	44,877

Wanhua Chemical Group Co. Ltd., Class A	1,021	9,693

Weichai Power Co. Ltd., Class A	2,100	5,142

Weichai Power Co. Ltd., Class H	12,780	31,631

Wens Foodstuff Group Co. Ltd., Class A	2,440	6,240

Wingtech Technology Co. Ltd., Class A *	397	2,298

Wuliangye Yibin Co. Ltd., Class A	1,200	20,003

WUS Printed Circuit Kunshan Co. Ltd., Class A	1,500	14,735

WuXi AppTec Co. Ltd., Class A	2,520	32,504

WuXi AppTec Co. Ltd., Class H, 144A	1,801	23,409

Wuxi Biologics Cayman, Inc., 144A *	22,900	91,649

XCMG Construction Machinery Co. Ltd., Class A	15,400	22,480

Xiaomi Corp., Class B, 144A *	109,977	579,421

Xinjiang Daqo New Energy Co. Ltd., Class A *	1,551	6,290

Xinyi Solar Holdings Ltd.	24,900	10,298

XPeng, Inc., Class A *	7,706	83,040

Yadea Group Holdings Ltd., 144A	6,987	11,074

Yangzijiang Shipbuilding Holdings Ltd.	17,700	45,758

Yankuang Energy Group Co. Ltd., Class A	1,365	2,686

Yankuang Energy Group Co. Ltd., Class H	17,253	22,514

Yealink Network Technology Corp. Ltd., Class A	1,600	7,640

Yonghui Superstores Co. Ltd., Class A *	24,300	13,955

Yonyou Network Technology Co. Ltd., Class A *	1,700	3,429

YTO Express Group Co. Ltd., Class A	900	2,170

Yum China Holdings, Inc.	2,590	124,879

Yunnan Baiyao Group Co. Ltd., Class A	560	4,440

Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	200	4,862

Zhaojin Mining Industry Co. Ltd., Class H	8,109	30,266

Zhejiang China Commodities City Group Co. Ltd., Class A	7,300	16,996

Zhejiang Chint Electrics Co. Ltd., Class A	1,200	4,770

	Number of Shares	Value $

Zhejiang Dahua Technology Co. Ltd., Class A	2,500	6,697

Zhejiang Expressway Co. Ltd., Class H	8,028	7,785

Zhejiang Huayou Cobalt Co. Ltd., Class A	3,150	27,548

Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	600	3,098

Zhejiang Leapmotor Technology Co. Ltd., Class H, 144A *	5,532	37,658

Zhejiang Zheneng Electric Power Co. Ltd., Class A	10,700	7,613

Zhongji Innolight Co. Ltd., Class A	740	53,852

Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,305	16,385

Zijin Mining Group Co. Ltd., Class A	6,500	26,276

Zijin Mining Group Co. Ltd., Class H	43,133	170,077

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	4,400	5,029

ZTE Corp., Class A	1,512	9,002

ZTE Corp., Class H	3,477	14,032

ZTO Express Cayman, Inc.	2,677	54,841

(Cost $11,593,054)		14,699,156

Colombia – 0.0%

Grupo Cibest SA	2,773	47,258

Interconexion Electrica SA ESP	2,692	18,065

(Cost $44,513)		65,323

Czech Republic – 0.1%

CEZ AS	856	52,368

Komercni Banka AS	479	26,799

Moneta Money Bank AS, 144A	2,109	19,186

(Cost $51,138)		98,353

Denmark – 1.1%

A.P. Moller – Maersk A/S, Class A	15	30,055

A.P. Moller – Maersk A/S, Class B	26	51,994

Carlsberg AS, Class B	649	80,603

Coloplast A/S, Class B	791	71,357

Danske Bank A/S	4,538	208,637

Demant A/S *	688	23,424

DSV A/S	1,306	297,685

Genmab A/S *	400	126,681

Novo Nordisk A/S, Class B	20,364	1,002,670

Novonesis (Novozymes) B, Class B	2,438	152,077

Orsted AS, 144A *	3,948	83,857

Pandora A/S	548	65,472

ROCKWOOL A/S, Class B	361	12,193

Tryg A/S	2,303	57,055

See Notes to Financial Statements.

DBX ETF Trust  |  9

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Vestas Wind Systems A/S	6,374	151,623

(Cost $2,006,361)		2,415,383

Egypt – 0.0%

Commercial International Bank - Egypt (CIB)	9,967	22,415

Eastern Co. SAE *	8,112	7,822

Talaat Moustafa Group	5,332	8,029

(Cost $31,265)		38,266

Finland – 0.7%

Elisa OYJ	1,051	45,987

Fortum OYJ	2,934	60,224

Kesko OYJ, Class B	1,858	39,549

Kone OYJ, Class B	2,315	157,203

Metso Corp.	4,464	73,428

Neste OYJ	2,647	51,094

Nokia OYJ	36,191	220,067

Nordea Bank Abp	18,775	331,912

Orion OYJ, Class B	725	51,848

Sampo OYJ, Class A	14,473	170,153

Stora Enso OYJ, Class R	3,808	44,747

UPM-Kymmene OYJ	3,466	94,523

Wartsila OYJ Abp	3,319	107,455

(Cost $1,174,204)		1,448,190

France – 6.3%

Accor SA	1,715	92,746

Aeroports de Paris SA	200	29,302

Air Liquide SA	3,695	707,738

Airbus SE	3,848	912,600

Alstom SA *	2,324	60,764

Amundi SA, 144A	430	34,417

AXA SA	11,451	516,715

BioMerieux	277	34,670

BNP Paribas SA	6,309	539,296

Bollore SE	4,098	22,723

Bouygues SA	1,182	58,986

Bureau Veritas SA	2,002	64,050

Capgemini SE	1,017	159,026

Carrefour SA	3,598	55,364

Cie de Saint-Gobain SA	2,901	289,202

Cie Generale des Etablissements Michelin SCA	4,387	143,253

Covivio SA REIT	492	31,789

Credit Agricole SA	6,862	131,498

Danone SA	4,396	392,651

Dassault Aviation SA	130	40,807

Dassault Systemes SE	4,596	128,539

Edenred SE	1,637	35,111

Eiffage SA	503	69,434

Engie SA	12,045	305,991

EssilorLuxottica SA	1,919	687,179

FDJ UNITED	603	16,969

	Number of Shares	Value $

Gecina SA REIT	305	28,269

Getlink SE	2,197	39,706

Hermes International SCA	202	492,072

Ipsen SA	232	33,452

Kering SA	490	166,428

Klepierre SA REIT	1,427	55,553

Legrand SA	1,741	263,654

L’Oreal SA	1,535	668,794

LVMH Moet Hennessy Louis Vuitton SE	1,596	1,176,540

Orange SA	11,650	191,764

Pernod Ricard SA	1,358	122,210

Publicis Groupe SA	1,324	128,980

Renault SA	1,331	53,220

Rexel SA	1,575	59,907

Safran SA	2,338	787,317

Sanofi SA	7,095	705,822

Sartorius Stedim Biotech	280	67,331

Schneider Electric SE	3,460	927,142

Societe Generale SA	4,301	299,050

Sodexo SA	590	31,168

Thales SA	559	146,159

TotalEnergies SE	12,859	847,254

Unibail-Rodamco-Westfield REIT *	813	86,405

Veolia Environnement SA	3,776	128,295

Vinci SA	3,178	450,672

(Cost $9,361,475)		13,517,984

Germany – 5.5%

adidas AG	1,133	210,811

Allianz SE	2,464	1,064,123

BASF SE	5,750	299,483

Bayer AG	5,999	212,140

Bayerische Motoren Werke AG	1,865	190,466

Beiersdorf AG	621	66,749

Brenntag SE	593	34,016

Commerzbank AG	4,912	193,046

Continental AG	742	55,551

Covestro AG *	257	18,454

CTS Eventim AG & Co. KGaA	419	40,998

Daimler Truck Holding AG	3,042	128,692

Delivery Hero SE, 144A *	1,286	29,984

Deutsche Bank AG (c)	11,920	423,251

Deutsche Boerse AG	1,233	329,680

Deutsche Lufthansa AG	4,088	39,217

Deutsche Post AG	5,991	311,549

Deutsche Telekom AG	23,509	757,028

E.ON SE	13,725	244,387

Evonik Industries AG	1,746	26,877

Fresenius Medical Care AG	1,321	63,210

Fresenius SE & Co. KGaA	2,727	149,720

See Notes to Financial Statements.

10  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

GEA Group AG	1,022	69,234

Hannover Rueck SE	335	100,803

Heidelberg Materials AG	931	238,995

Henkel AG & Co. KGaA	807	60,567

Hensoldt AG	403	31,952

HOCHTIEF AG	102	36,064

Infineon Technologies AG	8,166	344,138

Knorr-Bremse AG	491	52,058

LEG Immobilien SE	473	35,554

Mercedes-Benz Group AG	4,469	301,504

Merck KGaA	848	114,107

MTU Aero Engines AG	312	127,504

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	814	513,667

Nemetschek SE	392	43,767

Rational AG	23	17,182

Rheinmetall AG	294	504,910

RWE AG	4,269	216,602

SAP SE	6,723	1,626,416

Scout24 SE, 144A	492	50,280

Siemens AG	4,877	1,291,567

Siemens Energy AG *	4,963	663,792

Siemens Healthineers AG, 144A	2,077	103,215

Symrise AG	1,101	91,240

Talanx AG	401	52,098

Vonovia SE	5,054	153,132

Zalando SE, 144A *	1,527	41,095

(Cost $8,074,367)		11,770,875

Greece – 0.2%

Alpha Bank SA	13,726	55,950

Eurobank Ergasias Services and Holdings SA	12,688	50,144

Hellenic Telecommunications Organization SA	1,256	24,929

JUMBO SA	839	26,628

National Bank of Greece SA	5,695	89,184

OPAP SA	1,149	23,485

Piraeus Financial Holdings SA *	7,164	58,753

Public Power Corp. SA	1,332	26,885

(Cost $201,558)		355,958

Hong Kong – 2.6%

AIA Group Ltd.	67,267	696,360

Alibaba Group Holding Ltd.	111,126	2,162,345

Alibaba Health Information Technology Ltd. *	39,279	28,100

Beijing Enterprises Holdings Ltd.	2,297	10,043

BOC Hong Kong Holdings Ltd.	26,435	127,187

Bosideng International Holdings Ltd.	27,462	17,495

C&D International Investment Group Ltd.	5,572	11,844

	Number of Shares	Value $

China Gas Holdings Ltd.	17,761	19,618

China Merchants Port Holdings Co. Ltd.	8,916	17,945

China Overseas Land & Investment Ltd.	31,932	54,507

China Power International Development Ltd.	30,065	13,245

China Resources Beer Holdings Co. Ltd.	8,215	29,333

China Resources Gas Group Ltd.	5,155	15,109

China Resources Land Ltd.	25,413	98,443

China Resources Power Holdings Co. Ltd.	10,908	26,031

China Ruyi Holdings Ltd. *	57,428	17,997

China State Construction International Holdings Ltd.	10,251	12,232

China Taiping Insurance Holdings Co. Ltd.	8,417	18,778

Chow Tai Fook Jewellery Group Ltd.	11,774	20,642

CK Asset Holdings Ltd.	10,958	56,185

CK Hutchison Holdings Ltd.	17,442	123,101

CK Infrastructure Holdings Ltd.	3,282	22,721

CLP Holdings Ltd.	10,332	90,238

Far East Horizon Ltd.	11,701	11,963

Futu Holdings Ltd., ADR	329	55,818

Galaxy Entertainment Group Ltd.	12,560	64,915

GCL Technology Holdings Ltd. *	116,245	17,319

Geely Automobile Holdings Ltd.	40,785	88,738

Guangdong Investment Ltd.	16,239	15,601

Hang Seng Bank Ltd.	5,031	98,348

Henderson Land Development Co. Ltd.	7,689	28,975

HKT Trust & HKT Ltd. (a)	34,048	52,040

Hong Kong & China Gas Co. Ltd.	73,206	68,074

Hong Kong Exchanges & Clearing Ltd.	7,547	398,394

Hongkong Land Holdings Ltd.	8,443	53,613

Jardine Matheson Holdings Ltd.	1,238	81,213

Kunlun Energy Co. Ltd.	21,049	20,087

Link REIT	17,287	81,886

MTR Corp. Ltd.	7,835	31,075

Orient Overseas International Ltd.	824	13,377

Power Assets Holdings Ltd.	8,222	54,966

Prudential PLC	16,462	238,426

Sino Biopharmaceutical Ltd.	91,081	82,473

Sino Land Co. Ltd.	28,349	38,013

SITC International Holdings Co. Ltd.	7,015	24,093

Sun Hung Kai Properties Ltd.	9,319	118,017

Swire Pacific Ltd., Class A	1,744	14,952

Techtronic Industries Co. Ltd.	9,508	111,251

Want Want China Holdings Ltd.	25,127	15,039

See Notes to Financial Statements.

DBX ETF Trust  |  11

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

WH Group Ltd., 144A	52,200	54,575

Wharf Holdings Ltd.	4,979	15,092

Wharf Real Estate Investment Co. Ltd.	9,609	30,311

(Cost $4,585,716)		5,668,143

Hungary – 0.1%

MOL Hungarian Oil & Gas PLC	2,589	22,905

OTP Bank Nyrt	1,524	158,505

Richter Gedeon Nyrt	1,119	33,119

(Cost $127,896)		214,529

India – 4.2%

ABB India Ltd.	258	14,927

Adani Enterprises Ltd.	813	20,725

Adani Ports & Special Economic Zone Ltd.	3,001	50,893

Adani Power Ltd. *	24,344	40,141

Alkem Laboratories Ltd.	221	14,046

Ambuja Cements Ltd.	3,510	21,590

APL Apollo Tubes Ltd.	732	14,067

Apollo Hospitals Enterprise Ltd.	595	48,795

Ashok Leyland Ltd.	15,910	28,125

Asian Paints Ltd.	2,403	77,221

AU Small Finance Bank Ltd., 144A	2,202	23,516

Aurobindo Pharma Ltd.	1,299	17,815

Avenue Supermarts Ltd., 144A *	990	44,233

Axis Bank Ltd.	14,056	201,095

Bajaj Auto Ltd.	379	38,446

Bajaj Finance Ltd.	17,388	201,683

Bajaj Finserv Ltd.	2,424	56,747

Bajaj Holdings & Investment Ltd.	173	22,240

Balkrishna Industries Ltd.	396	10,222

Bank of Baroda	4,431	14,356

Bharat Electronics Ltd.	22,395	103,090

Bharat Forge Ltd.	1,373	22,009

Bharat Heavy Electricals Ltd.	12,586	40,925

Bharat Petroleum Corp. Ltd.	10,394	41,728

Bharti Airtel Ltd.	14,564	342,186

Bosch Ltd.	76	30,681

Britannia Industries Ltd.	915	59,801

CG Power & Industrial Solutions Ltd.	3,365	25,314

Cholamandalam Investment and Finance Co. Ltd.	2,413	46,832

Cipla Ltd.	3,126	53,516

Coal India Ltd.	10,072	42,355

Colgate-Palmolive India Ltd.	646	15,662

Cummins India Ltd.	904	45,270

Dabur India Ltd.	2,240	12,957

Divi’s Laboratories Ltd.	790	57,205

Dixon Technologies India Ltd.	176	28,729

DLF Ltd.	3,768	30,482

	Number of Shares	Value $

Dr Reddy’s Laboratories Ltd.	3,129	44,035

Eicher Motors Ltd.	817	64,426

Eternal Ltd. *	15,387	51,624

Fortis Healthcare Ltd.	3,232	33,210

GAIL India Ltd.	10,749	21,161

GE Vernova T&D India Ltd.	818	26,350

GMR Airports Ltd. *	13,971	16,923

Godrej Consumer Products Ltd.	2,054	26,307

Godrej Properties Ltd. *	708	16,738

Grasim Industries Ltd.	1,551	47,501

Havells India Ltd.	1,336	21,536

HCL Technologies Ltd.	5,640	102,412

HDFC Asset Management Co. Ltd., 144A	878	26,238

HDFC Bank Ltd.	66,535	749,497

HDFC Life Insurance Co. Ltd., 144A	5,070	43,321

Hero MotoCorp Ltd.	672	46,388

Hindalco Industries Ltd.	8,122	73,404

Hindustan Aeronautics Ltd.	1,227	62,311

Hindustan Petroleum Corp. Ltd.	5,541	28,341

Hindustan Unilever Ltd.	4,950	136,501

Hyundai Motor India Ltd.	1,669	43,401

ICICI Bank Ltd.	31,669	491,706

ICICI Lombard General Insurance Co. Ltd., 144A	1,439	31,701

ICICI Prudential Life Insurance Co. Ltd., 144A	2,347	16,262

IDFC First Bank Ltd.	21,661	19,405

Indian Hotels Co. Ltd.	5,199	43,261

Indian Oil Corp. Ltd.	18,837	34,063

Indian Railway Catering & Tourism Corp. Ltd.	1,366	10,487

Indus Towers Ltd. *	6,987	31,327

Info Edge India Ltd.	1,700	25,281

Infosys Ltd.	20,277	353,662

InterGlobe Aviation Ltd., 144A	1,070	70,596

ITC Ltd.	18,449	83,379

Jindal Stainless Ltd.	2,345	20,214

Jindal Steel Ltd.	1,718	20,060

Jio Financial Services Ltd.	16,533	56,596

JSW Energy Ltd.	2,972	16,236

JSW Steel Ltd.	3,250	42,159

Jubilant Foodworks Ltd.	2,498	16,798

Kotak Mahindra Bank Ltd.	6,913	164,185

Larsen & Toubro Ltd.	4,226	192,271

Lodha Developers Ltd., 144A	1,607	20,628

LTIMindtree Ltd., 144A	340	23,173

Lupin Ltd.	1,262	29,377

Mahindra & Mahindra Ltd.	5,849	245,691

Mankind Pharma Ltd.	1,484	37,346

Marico Ltd.	3,062	24,558

Maruti Suzuki India Ltd.	795	141,318

See Notes to Financial Statements.

12  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Max Healthcare Institute Ltd.	4,854	63,101

Mphasis Ltd.	664	20,870

MRF Ltd.	13	22,152

Muthoot Finance Ltd.	777	32,525

Nestle India Ltd.	3,471	48,937

NHPC Ltd.	19,812	16,997

NMDC Ltd.	13,836	11,434

NTPC Ltd.	27,354	99,832

Oberoi Realty Ltd.	674	12,412

Oil & Natural Gas Corp. Ltd.	17,045	46,353

One 97 Communications Ltd. *	2,525	37,279

Page Industries Ltd.	75	32,131

PB Fintech Ltd. *	1,707	34,712

Persistent Systems Ltd.	488	34,660

Petronet LNG Ltd.	3,652	11,099

Phoenix Mills Ltd.	552	10,718

PI Industries Ltd.	474	17,994

Pidilite Industries Ltd.	1,454	23,892

Polycab India Ltd.	304	25,388

Power Finance Corp. Ltd.	8,078	32,755

Power Grid Corp. of India Ltd.	29,150	87,974

Punjab National Bank	13,880	19,319

REC Ltd.	6,625	26,730

Reliance Industries Ltd., GDR, 144A	2,641	186,455

Reliance Industries Ltd.	23,844	417,848

Samvardhana Motherson International Ltd.	32,422	42,159

SBI Cards & Payment Services Ltd.	667	6,563

SBI Life Insurance Co. Ltd., 144A	3,425	75,279

Shree Cement Ltd.	27	7,969

Shriram Finance Ltd.	8,591	81,797

Siemens Ltd.	511	18,835

Solar Industries India Ltd.	291	43,178

SRF Ltd.	1,263	41,334

State Bank of India	10,994	120,329

Sun Pharmaceutical Industries Ltd.	5,742	117,578

Sundaram Finance Ltd.	404	21,357

Supreme Industries Ltd.	453	17,176

Suzlon Energy Ltd. *	47,210	28,506

Tata Consultancy Services Ltd.	5,669	198,848

Tata Consumer Products Ltd.	3,424	44,879

Tata Motors Ltd. *	12,218	48,081

Tata Motors Passenger Vehicles Ltd.	12,218	48,737

Tata Power Co. Ltd.	8,039	35,060

Tata Steel Ltd.	45,016	84,529

Tech Mahindra Ltd.	3,130	53,094

Titan Co. Ltd.	2,087	91,175

Torrent Pharmaceuticals Ltd.	430	17,886

Torrent Power Ltd.	1,113	16,356

	Number of Shares	Value $

Trent Ltd.	1,060	50,369

Tube Investments of India Ltd.	584	18,179

TVS Motor Co. Ltd.	1,791	70,711

UltraTech Cement Ltd.	709	91,947

United Spirits Ltd.	1,825	29,617

UPL Ltd.	4,308	36,538

Varun Beverages Ltd.	9,325	50,202

Vedanta Ltd.	7,425	43,663

Voltas Ltd.	1,270	19,541

Wipro Ltd.	22,629	63,128

Yes Bank Ltd. *	52,644	13,495

Zydus Lifesciences Ltd.	1,681	17,713

(Cost $6,237,632)		9,042,365

Indonesia – 0.4%

Amman Mineral Internasional PT *	91,915	36,424

Dian Swastatika Sentosa TBK PT *	8,489	56,041

GoTo Gojek Tokopedia Tbk PT *	6,003,871	23,071

PT Astra International Tbk	147,001	57,812

PT Bank Central Asia Tbk	382,774	190,180

PT Bank Mandiri Persero Tbk	238,547	69,179

PT Bank Negara Indonesia Persero Tbk	94,478	24,165

PT Bank Rakyat Indonesia Persero Tbk	453,589	100,223

PT Barito Pacific Tbk *	163,012	35,040

PT Chandra Asri Pacific Tbk	53,586	23,809

PT Charoen Pokphand Indonesia Tbk	52,546	14,607

PT Indofood Sukses Makmur Tbk	61,256	27,033

PT Sumber Alfaria Trijaya Tbk	124,575	13,464

PT Telkom Indonesia Persero Tbk	315,711	66,535

PT United Tractors Tbk	12,785	21,494

(Cost $783,552)		759,077

Ireland – 0.8%

AerCap Holdings NV	1,274	170,716

AIB Group PLC	13,990	143,621

Bank of Ireland Group PLC	6,591	122,023

DCC PLC	649	42,929

Experian PLC	5,720	251,755

Kerry Group PLC, Class A	1,083	100,440

Kingspan Group PLC	1,015	86,951

PDD Holdings, Inc., ADR *	4,702	545,808

Ryanair Holdings PLC	5,273	172,613

(Cost $1,193,650)		1,636,856

Israel – 0.6%

Azrieli Group Ltd.	288	29,144

Bank Hapoalim BM	7,899	170,160

Bank Leumi Le-Israel BM	9,900	206,680

See Notes to Financial Statements.

DBX ETF Trust  |  13

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Check Point Software Technologies Ltd. *	532	99,362

CyberArk Software Ltd. *	288	132,074

Elbit Systems Ltd.	169	79,050

ICL Group Ltd.	4,726	26,078

Israel Discount Bank Ltd., Class A	9,026	94,078

Mizrahi Tefahot Bank Ltd.	997	69,533

Monday.com Ltd. *	302	43,446

Nice Ltd. *	441	45,898

Nova Ltd. *	187	58,158

Phoenix Financial Ltd.	1,433	57,461

Teva Pharmaceutical Industries Ltd., ADR *	7,504	201,783

Wix.com Ltd. *	321	30,723

(Cost $895,517)		1,343,628

Italy – 1.8%

Banca Mediolanum SpA	1,162	24,856

Banca Monte dei Paschi di Siena SpA	12,545	118,644

Banco BPM SpA	6,829	98,347

BPER Banca SPA	9,215	110,956

Davide Campari-Milano NV	3,901	26,545

Enel SpA	53,059	548,274

Eni SpA	13,047	244,150

Ferrari NV	804	315,046

FinecoBank Banca Fineco SpA	4,017	98,553

Generali	5,605	222,232

Infrastrutture Wireless Italiane SpA, 144A	2,442	22,336

Intesa Sanpaolo SpA	90,826	588,531

Leonardo SpA	2,575	140,120

Moncler SpA	1,481	99,848

Nexi SpA, 144A	3,687	17,189

Poste Italiane SpA, 144A	3,264	78,034

Prysmian SpA	1,797	179,894

Recordati Industria Chimica e Farmaceutica SpA	715	42,217

Snam SpA	13,482	89,675

Telecom Italia SpA *	67,977	38,228

Terna - Rete Elettrica Nazionale	8,577	90,419

UniCredit SpA	8,950	665,383

Unipol Assicurazioni SpA	2,515	57,633

(Cost $2,227,287)		3,917,110

Japan – 13.5%

Advantest Corp.	5,200	685,218

Aeon Co. Ltd.	15,000	271,631

AGC, Inc.	1,000	34,591

Aisin Corp.	3,100	55,194

Ajinomoto Co., Inc.	6,034	140,010

ANA Holdings, Inc.	1,000	18,871

Asahi Group Holdings Ltd.	9,900	114,921

	Number of Shares	Value $

Asahi Kasei Corp.	6,500	54,285

Asics Corp.	4,720	113,088

Astellas Pharma, Inc.	12,000	151,326

Bandai Namco Holdings, Inc.	3,400	99,666

Bridgestone Corp.	3,600	168,841

Canon, Inc.	6,400	188,795

Capcom Co. Ltd.	2,100	51,417

Central Japan Railway Co.	5,500	150,339

Chiba Bank Ltd.	2,700	28,437

Chubu Electric Power Co., Inc.	3,400	53,132

Chugai Pharmaceutical Co. Ltd.	4,681	251,048

Dai Nippon Printing Co. Ltd.	2,000	33,816

Daifuku Co. Ltd.	1,800	56,960

Dai-ichi Life Holdings, Inc.	22,300	174,027

Daiichi Sankyo Co. Ltd.	10,874	269,099

Daikin Industries Ltd.	1,613	209,554

Daito Trust Construction Co. Ltd.	1,500	28,686

Daiwa House Industry Co. Ltd.	3,471	118,419

Daiwa Securities Group, Inc.	9,100	75,445

Denso Corp.	12,400	163,557

Disco Corp.	623	174,483

East Japan Railway Co.	6,910	179,056

Ebara Corp.	2,500	65,454

Eisai Co. Ltd.	1,200	37,635

ENEOS Holdings, Inc.	18,993	125,108

FANUC Corp.	6,025	193,939

Fast Retailing Co. Ltd.	1,167	427,068

Fuji Electric Co. Ltd.	800	55,745

FUJIFILM Holdings Corp.	7,300	157,090

Fujikura Ltd.	1,600	183,937

Fujitsu Ltd.	11,100	294,810

Hankyu Hanshin Holdings, Inc.	1,900	47,713

Hikari Tsushin, Inc.	100	27,821

Hitachi Ltd.	29,440	936,710

Honda Motor Co. Ltd.	23,448	236,072

Hoya Corp.	2,140	321,397

Hulic Co. Ltd.	2,500	27,579

Idemitsu Kosan Co. Ltd.	7,460	55,279

IHI Corp.	6,700	119,526

Inpex Corp.	5,900	125,867

Isuzu Motors Ltd.	3,400	51,684

ITOCHU Corp.	7,700	461,586

Japan Airlines Co. Ltd.	900	16,791

Japan Exchange Group, Inc.	7,200	82,610

Japan Post Bank Co. Ltd.	11,900	143,091

Japan Post Holdings Co. Ltd.	12,699	124,843

Japan Post Insurance Co. Ltd.	1,100	30,610

Japan Tobacco, Inc.	8,029	301,692

JFE Holdings, Inc.	5,300	65,003

JX Advanced Metals Corp.	2,400	25,654

Kajima Corp.	2,200	82,003

See Notes to Financial Statements.

14  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Kansai Electric Power Co., Inc.	6,900	117,946

Kao Corp.	2,611	105,584

Kawasaki Heavy Industries Ltd.	900	56,960

Kawasaki Kisen Kaisha Ltd.	2,100	27,955

KDDI Corp.	19,000	327,274

Keyence Corp.	1,258	428,142

Kikkoman Corp.	3,000	27,475

Kioxia Holdings Corp. *	800	48,193

Kirin Holdings Co. Ltd.	5,225	82,103

Kobe Bussan Co. Ltd.	800	19,429

Komatsu Ltd.	6,300	206,664

Konami Group Corp.	600	91,591

Kubota Corp.	7,400	106,825

Kyocera Corp.	8,718	119,318

Kyowa Kirin Co. Ltd.	1,200	20,216

Lasertec Corp.	462	83,085

LY Corp.	17,900	48,206

M3, Inc.	3,742	61,760

Makita Corp.	1,400	40,680

Marubeni Corp.	9,400	247,974

MatsukiyoCocokara & Co.	1,800	33,316

MINEBEA MITSUMI, Inc.	2,800	56,864

Mitsubishi Chemical Group Corp.	8,600	48,541

Mitsubishi Corp.	21,519	510,205

Mitsubishi Electric Corp.	12,300	332,669

Mitsubishi Estate Co. Ltd.	7,200	169,924

Mitsubishi HC Capital, Inc.	6,500	52,016

Mitsubishi Heavy Industries Ltd.	20,500	518,211

Mitsubishi UFJ Financial Group, Inc.	73,700	1,143,922

Mitsui & Co. Ltd.	16,000	424,952

Mitsui Fudosan Co. Ltd.	18,013	211,521

Mitsui OSK Lines Ltd.	2,300	65,300

Mizuho Financial Group, Inc.	15,647	548,457

MonotaRO Co. Ltd.	1,200	17,619

MS&AD Insurance Group Holdings, Inc.	8,727	193,666

Murata Manufacturing Co. Ltd.	11,165	229,750

NEC Corp.	8,325	314,094

Nexon Co. Ltd.	1,960	47,688

Nidec Corp.	5,728	72,233

Nintendo Co. Ltd.	7,386	628,193

Nippon Building Fund, Inc. REIT	61	58,328

Nippon Paint Holdings Co. Ltd.	7,800	50,854

Nippon Sanso Holdings Corp.	1,000	32,554

Nippon Steel Corp.	28,950	117,161

Nippon Yusen KK	2,400	76,086

Nissan Motor Co. Ltd. *	12,800	31,496

Nitori Holdings Co. Ltd.	2,005	34,696

Nitto Denko Corp.	5,100	126,112

Nomura Holdings, Inc.	19,900	150,072

	Number of Shares	Value $

Nomura Research Institute Ltd.	2,156	86,080

NTT, Inc.	179,800	179,408

Obayashi Corp.	4,500	91,764

Obic Co. Ltd.	2,000	64,327

Olympus Corp.	6,887	92,626

Oracle Corp.	200	17,196

Oriental Land Co. Ltd.	7,825	150,697

ORIX Corp.	7,084	192,503

Osaka Gas Co. Ltd.	2,308	81,062

Otsuka Corp.	1,716	33,927

Otsuka Holdings Co. Ltd.	2,483	140,673

Pan Pacific International Holdings Corp.	10,800	65,510

Panasonic Holdings Corp.	15,081	189,454

Rakuten Group, Inc. *	9,600	58,686

Recruit Holdings Co. Ltd.	9,100	466,598

Renesas Electronics Corp.	11,265	133,580

Resona Holdings, Inc.	12,700	129,286

Ryohin Keikaku Co. Ltd.	3,000	59,543

Sanrio Co. Ltd.	1,000	35,763

SBI Holdings, Inc.	3,034	63,890

SCREEN Holdings Co. Ltd.	400	32,932

SCSK Corp.	900	32,786

Secom Co. Ltd.	2,310	78,100

Seibu Holdings, Inc.	1,000	31,055

Sekisui Chemical Co. Ltd.	2,200	37,458

Sekisui House Ltd.	4,500	100,785

Seven & i Holdings Co. Ltd.	13,883	190,987

SG Holdings Co. Ltd.	1,900	18,989

Shimadzu Corp.	1,400	39,981

Shimano, Inc.	453	47,856

Shin-Etsu Chemical Co. Ltd.	11,395	343,149

Shionogi & Co. Ltd.	5,127	88,017

Shiseido Co. Ltd.	1,927	27,410

SMC Corp.	414	145,512

SoftBank Corp.	175,900	251,447

SoftBank Group Corp.	6,300	678,862

Sompo Holdings, Inc.	5,900	187,157

Sony Financial Group, Inc. *	39,500	37,390

Sony Group Corp.	39,500	1,157,375

Subaru Corp.	4,400	98,883

Sumitomo Corp.	7,200	225,859

Sumitomo Electric Industries Ltd.	5,000	196,650

Sumitomo Metal Mining Co. Ltd.	1,528	50,222

Sumitomo Mitsui Financial Group, Inc.	23,000	692,033

Sumitomo Mitsui Trust Holdings, Inc.	3,920	113,503

Sumitomo Realty & Development Co. Ltd.	1,656	79,989

Suntory Beverage & Food Ltd.	800	25,372

Suzuki Motor Corp.	10,500	164,151

See Notes to Financial Statements.

DBX ETF Trust  |  15

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Sysmex Corp.	3,600	34,262

T&D Holdings, Inc.	2,500	54,326

Taisei Corp.	800	68,400

Takeda Pharmaceutical Co. Ltd.	10,053	290,117

TDK Corp.	12,575	206,134

Terumo Corp.	8,000	125,016

TIS, Inc.	1,500	49,580

Toho Co. Ltd.	700	40,326

Tokio Marine Holdings, Inc.	11,753	414,674

Tokyo Electron Ltd.	2,864	583,292

Tokyo Gas Co. Ltd.	1,900	77,051

Tokyo Metro Co. Ltd.	1,600	16,452

Tokyu Corp.	3,400	39,696

TOPPAN Holdings, Inc.	1,800	58,079

Toray Industries, Inc.	9,347	60,761

Toyota Industries Corp.	900	100,756

Toyota Motor Corp.	60,520	1,214,353

Toyota Tsusho Corp.	4,600	148,895

Trend Micro, Inc.	786	39,245

Tsuruha Holdings, Inc.	1,800	31,921

Unicharm Corp.	7,915	46,423

West Japan Railway Co.	2,441	48,589

Yamaha Motor Co. Ltd.	6,700	48,553

Yokogawa Electric Corp.	1,461	46,710

Yokohama Financial Group, Inc.	7,400	58,507

Zensho Holdings Co. Ltd.	600	36,144

ZOZO, Inc.	2,199	18,956

(Cost $19,232,451)		28,965,810

Kazakhstan – 0.0%

Solidcore Resources PLC * (b)

(Cost $24,991)	1,592	0

Kuwait – 0.2%

Boubyan Bank KSCP	15,550	35,816

Gulf Bank KSCP	8,088	9,380

Kuwait Finance House KSCP	71,358	185,050

Mabanee Co KPSC	4,089	14,334

Mobile Telecommunications Co. KSCP	10,296	17,442

National Bank of Kuwait SAKP	53,430	174,764

(Cost $329,842)		436,786

Luxembourg – 0.1%

ArcelorMittal SA	3,066	132,233

CVC Capital Partners PLC, 144A	1,420	23,456

Eurofins Scientific SE	866	58,907

Reinet Investments SCA	923	31,230

Tenaris SA	2,967	59,817

(Cost $227,050)		305,643

Macau – 0.0%

Sands China Ltd.

(Cost $52,154)	14,169	38,581

	Number of Shares	Value $

Malaysia – 0.4%

AMMB Holdings Bhd	24,587	35,401

Axiata Group Bhd	11,876	6,926

Celcomdigi Bhd	20,644	16,385

CIMB Group Holdings Bhd	49,418	91,482

Gamuda Bhd	38,936	50,407

Hong Leong Bank Bhd	3,524	18,027

IHH Healthcare Bhd	20,591	41,157

IOI Corp. Bhd	12,200	11,779

Kuala Lumpur Kepong Bhd	2,217	10,837

Malayan Banking Bhd	37,523	89,983

Maxis Bhd	12,100	11,683

MISC Bhd	5,400	9,813

MR DIY Group M Bhd, 144A	17,400	6,358

Nestle Malaysia Bhd	300	7,760

Petronas Chemicals Group Bhd	20,457	14,851

Petronas Dagangan Bhd	1,500	7,194

Petronas Gas Bhd	4,741	20,100

Press Metal Aluminium Holdings Bhd	20,000	32,474

Public Bank Bhd	94,400	99,368

QL Resources Bhd	12,700	12,447

RHB Bank Bhd	10,331	17,375

SD Guthrie Bhd	12,711	16,025

Sunway Bhd	11,200	14,771

Telekom Malaysia Bhd	4,400	7,900

Tenaga Nasional Bhd	18,200	58,046

YTL Corp. Bhd	25,200	12,989

YTL Power International Bhd	24,000	18,933

(Cost $648,743)		740,471

Mexico – 0.6%

Alfa SAB de CV, Class A	26,962	21,360

America Movil SAB de CV, Series B	122,793	140,954

Arca Continental SAB de CV	3,455	35,252

Cemex SAB de CV, Series CPO	91,084	96,394

Coca-Cola Femsa SAB de CV	3,367	29,183

Fibra Uno Administracion SA de CV REIT	5,477	7,966

Fomento Economico Mexicano SAB de CV	10,133	97,742

Fresnillo PLC	1,401	48,877

Gruma SAB de CV, Class B	1,021	18,050

Grupo Aeroportuario del Centro Norte SAB de CV	1,442	19,346

Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,582	62,955

Grupo Aeroportuario del Sureste SAB de CV, Class B	611	18,481

Grupo Bimbo SAB de CV, Series A	7,481	23,768

Grupo Carso SAB de CV, Series A1	3,911	26,676

See Notes to Financial Statements.

16  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Grupo Comercial Chedraui SA de CV	2,804	20,489

Grupo Financiero Banorte SAB de CV, Class O	16,705	159,712

Grupo Financiero Inbursa SAB de CV, Class O	19,606	46,447

Grupo Mexico SAB de CV, Series B	20,560	179,168

Industrias Penoles SAB de CV *	1,496	63,163

Kimberly-Clark de Mexico SAB de CV, Class A	9,037	19,246

Prologis Property Mexico SA de CV REIT	7,060	30,114

Promotora y Operadora de Infraestructura SAB de CV	1,241	17,044

Wal-Mart de Mexico SAB de CV	35,123	118,957

(Cost $919,712)		1,301,344

Netherlands – 3.2%

ABN AMRO Bank NV CVA, 144A	3,695	124,943

Adyen NV, 144A *	175	272,142

Aegon Ltd.	8,981	72,447

Akzo Nobel NV	1,151	74,822

Argenx SE *	407	369,387

ASM International NV	306	168,393

ASML Holding NV	2,507	2,627,197

ASR Nederland NV	942	63,553

BE Semiconductor Industries NV	514	77,452

Euronext NV, 144A	471	72,283

EXOR NV	640	53,898

Ferrovial SE	3,498	229,097

Heineken Holding NV	824	58,832

Heineken NV	1,653	134,569

IMCD NV	339	30,390

ING Groep NV	19,258	499,283

JDE Peet’s NV	627	22,998

Koninklijke Ahold Delhaize NV	5,788	239,357

Koninklijke KPN NV	25,949	118,597

Koninklijke Philips NV	4,914	138,288

Nebius Group N.V., Class A * (b)	1,576	0

Nebius Group NV *	1,396	132,439

NEPI Rockcastle NV *	4,399	37,683

NN Group NV	1,737	125,892

Prosus NV *	8,559	538,717

QIAGEN NV	1,474	70,317

Randstad NV	832	32,351

Stellantis NV	11,468	122,293

Universal Music Group NV	6,905	176,856

Wolters Kluwer NV	1,553	165,016

(Cost $4,320,347)		6,849,492

New Zealand – 0.2%

Auckland International Airport Ltd.	11,685	53,639

Contact Energy Ltd.	5,673	31,347

	Number of Shares	Value $

Fisher & Paykel Healthcare Corp. Ltd.	3,741	80,067

Infratil Ltd.	6,279	42,046

Meridian Energy Ltd.	8,919	28,813

Xero Ltd. *	1,043	83,517

(Cost $298,543)		319,429

Norway – 0.3%

Aker BP ASA	2,018	49,106

DNB Bank ASA	5,745	153,536

Equinor ASA	5,443	125,353

Gjensidige Forsikring ASA	1,182	33,072

Kongsberg Gruppen ASA	2,708	64,131

Mowi ASA	2,896	65,694

Norsk Hydro ASA	8,401	60,076

Orkla ASA	4,997	53,468

Salmar ASA	540	31,531

Telenor ASA	3,880	56,006

Yara International ASA	1,289	47,056

(Cost $619,567)		739,029

Peru – 0.1%

Cia de Minas Buenaventura SAA, ADR	1,362	33,750

Credicorp Ltd.	429	110,343

(Cost $91,425)		144,093

Philippines – 0.1%

Ayala Corp.	1,320	10,691

Ayala Land, Inc.	41,600	14,435

Bank of the Philippine Islands	11,915	23,670

BDO Unibank, Inc.	15,209	33,974

International Container Terminal Services, Inc.	8,100	74,930

Jollibee Foods Corp.	1,940	6,252

Manila Electric Co.	1,820	18,357

Metropolitan Bank & Trust Co.	10,741	12,088

PLDT, Inc.	455	10,024

SM Investments Corp.	2,305	29,085

SM Prime Holdings, Inc.	65,700	25,767

(Cost $253,729)		259,273

Poland – 0.3%

Allegro.eu SA, 144A *	3,991	35,031

Bank Millennium SA *	4,619	19,756

Bank Polska Kasa Opieki SA	1,236	67,673

Budimex SA	105	17,970

CCC SA *	331	12,245

CD Projekt SA	436	30,611

Dino Polska SA, 144A *	3,418	38,214

InPost SA *	1,316	15,418

KGHM Polska Miedz SA *	1,009	58,491

LPP SA	6	27,947

mBank SA *	115	32,309

ORLEN SA	3,456	88,975

See Notes to Financial Statements.

DBX ETF Trust  |  17

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

PGE Polska Grupa Energetyczna SA *	5,988	16,177

Powszechna Kasa Oszczednosci Bank Polski SA	5,781	122,523

Powszechny Zaklad Ubezpieczen SA	4,168	71,743

Santander Bank Polska SA	277	39,063

(Cost $480,267)		694,146

Portugal – 0.1%

Banco Comercial Portugues SA, Class R	52,681	50,196

EDP SA	22,217	99,118

Galp Energia SGPS SA	3,069	61,820

Jeronimo Martins SGPS SA	1,601	37,960

(Cost $211,062)		249,094

Qatar – 0.2%

Al Rayan Bank	37,307	22,347

Barwa Real Estate Co.	7,266	5,121

Commercial Bank PSQC	17,134	18,960

Dukhan Bank	10,103	9,648

Industries Qatar QSC	7,879	26,292

Mesaieed Petrochemical Holding Co.	25,772	8,310

Ooredoo QPSC	5,108	17,887

Qatar Electricity & Water Co. QSC	2,691	10,953

Qatar Fuel QSC	2,870	11,792

Qatar Gas Transport Co. Ltd.	15,797	19,580

Qatar International Islamic Bank QSC	7,580	23,005

Qatar Islamic Bank QPSC	13,140	83,907

Qatar National Bank QPSC	28,577	142,061

(Cost $355,023)		399,863

Russia – 0.0%

Alrosa PJSC * (b)	15,266	0

Gazprom PJSC * (b)	63,321	0

GMK Norilskiy Nickel PAO * (b)	35,200	0

Inter RAO UES PJSC * (b)	208,853	0

LUKOIL PJSC * (b)	2,194	0

Magnit PJSC * (b)	443	0

Mobile TeleSystems PJSC, ADR * (b)	3,019	0

Moscow Exchange MICEX-RTS PJSC * (b)	8,105	0

Novatek PJSC * (b)	5,150	0

Novolipetsk Steel PJSC * (b)	7,219	0

Ozon Holdings PLC, ADR * (b)	322	0

PhosAgro PJSC * (b)	217	0

PhosAgro PJSC * (b)	4	0

Polyus PJSC * (b)	2,040	0

Rosneft Oil Co. PJSC * (b)	6,103	0

Sberbank of Russia PJSC * (b)	57,586	0

Severstal PAO * (b)	1,243	0

	Number of Shares	Value $

Surgutneftegas PAO * (b)	29,592	0

Tatneft PJSC * (b)	7,874	0

TKS Holding MKPAO JSC * (b)	70	0

United Co. RUSAL International PJSC * (b)	21,438	0

VK IPJSC * (b)	417	0

VK IPJSC, GDR * (b)	35	0

VTB Bank PJSC * (b)	3,389	0

X5 Retail Group NV, GDR * (b)	635	0

(Cost $1,047,597)		0

Saudi Arabia – 0.9%

ACWA Power Co. *	1,065	54,223

Ades Holding Co.	1,878	8,515

Al Rajhi Bank	13,310	340,072

Alinma Bank	7,593	49,022

Almarai Co. JSC	3,540	42,181

Arab National Bank	7,416	43,846

Arabian Internet & Communications Services Co.	132	7,910

Bank AlBilad	4,006	27,956

Bank Al-Jazira *	3,888	11,981

Banque Saudi Fransi	7,210	31,596

Bupa Arabia for Cooperative Insurance Co.	387	15,165

Co. for Cooperative Insurance	415	13,330

Dallah Healthcare Co.	193	6,688

Dar Al Arkan Real Estate Development Co. *	3,148	13,158

Dr Sulaiman Al Habib Medical Services Group Co.	474	30,552

Elm Co.	162	33,078

Etihad Etisalat Co.	2,196	36,762

Jarir Marketing Co.	3,200	10,833

Mouwasat Medical Services Co.	497	9,194

Riyad Bank	10,942	75,252

SABIC Agri-Nutrients Co.	2,002	62,171

Sahara International Petrochemical Co.	1,801	8,065

SAL Saudi Logistics Services	155	7,020

Saudi Arabian Mining Co. *	8,090	131,546

Saudi Arabian Oil Co., 144A	40,037	262,861

Saudi Awwal Bank	7,966	65,020

Saudi Basic Industries Corp.	6,630	97,468

Saudi Electricity Co.	3,192	12,006

Saudi Investment Bank	3,382	11,684

Saudi National Bank	19,882	195,563

Saudi Research & Media Group *	223	8,471

Saudi Tadawul Group Holding Co.	210	9,427

Saudi Telecom Co.	13,792	156,837

Yanbu National Petrochemical Co.	1,411	11,457

(Cost $1,789,899)		1,900,910

See Notes to Financial Statements.

18  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Singapore – 1.1%

BOC Aviation Ltd., 144A	1,235	11,238

CapitaLand Ascendas REIT	23,308	50,542

CapitaLand Integrated Commercial Trust REIT	34,507	62,578

CapitaLand Investment Ltd.	16,657	34,063

DBS Group Holdings Ltd.	13,546	566,573

Grab Holdings Ltd., Class A *	14,719	80,219

Keppel Ltd.	9,800	77,441

Oversea-Chinese Banking Corp. Ltd.	22,366	319,305

Sea Ltd., ADR *	2,401	333,763

Sembcorp Industries Ltd.	7,800	36,898

Singapore Airlines Ltd.	7,550	37,813

Singapore Exchange Ltd.	5,493	71,468

Singapore Technologies Engineering Ltd.	10,730	68,726

Singapore Telecommunications Ltd.	49,700	181,411

Trip.com Group Ltd.	3,870	265,926

United Overseas Bank Ltd.	8,722	228,710

Wilmar International Ltd.	12,537	31,346

(Cost $1,723,616)		2,458,020

South Africa – 0.9%

Absa Group Ltd.	5,590	68,037

Bid Corp. Ltd.	2,289	54,640

Bidvest Group Ltd.	1,981	26,449

Capitec Bank Holdings Ltd.	582	132,073

Clicks Group Ltd.	1,338	27,147

Discovery Ltd.	3,453	44,295

FirstRand Ltd.	33,340	158,727

Gold Fields Ltd.	5,780	242,812

Harmony Gold Mining Co. Ltd.	3,732	72,841

Impala Platinum Holdings Ltd.	6,507	81,525

MTN Group Ltd.	10,853	100,130

Naspers Ltd., Class N	5,142	321,534

Nedbank Group Ltd.	3,047	45,522

Northam Platinum Holdings Ltd.	1,870	33,384

OUTsurance Group Ltd.	6,510	27,581

Pepkor Holdings Ltd., 144A	22,103	33,763

Remgro Ltd.	3,935	39,979

Sanlam Ltd.	11,258	60,361

Sasol Ltd. *	3,808	24,767

Shoprite Holdings Ltd.	3,640	58,402

Sibanye Stillwater Ltd. *	17,938	58,576

Standard Bank Group Ltd.	8,136	125,336

Valterra Platinum Ltd.	870	60,612

Valterra Platinum Ltd.	935	65,043

Vodacom Group Ltd.	3,226	25,295

(Cost $1,327,512)		1,988,831

South Korea – 3.5%

Alteogen, Inc. *	264	95,680

	Number of Shares	Value $

Amorepacific Corp.	157	13,270

Celltrion, Inc.	1,150	145,133

Coway Co. Ltd.	301	17,602

DB Insurance Co. Ltd.	269	22,773

Doosan Bobcat, Inc. *	160	6,005

Doosan Enerbility Co. Ltd. *	2,884	149,823

Ecopro BM Co. Ltd. *	468	47,702

Ecopro Co. Ltd.	529	30,395

Hana Financial Group, Inc.	1,813	115,019

Hanjin Kal Corp.	155	10,792

Hankook Tire & Technology Co. Ltd.	342	14,302

Hanmi Semiconductor Co. Ltd.	251	21,095

Hanwha Aerospace Co. Ltd.	219	126,874

Hanwha Ocean Co. Ltd. *	989	72,495

Hanwha Systems Co. Ltd.	510	16,021

HD Hyundai Co. Ltd.	276	36,878

HD Hyundai Electric Co. Ltd.	160	84,316

HD Hyundai Heavy Industries Co. Ltd.	244	88,763

HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	303	84,473

HLB, Inc. *	676	21,558

HMM Co. Ltd.	1,723	22,424

HYBE Co. Ltd. *	104	21,180

Hyosung Heavy Industries Corp.	49	63,339

Hyundai Glovis Co. Ltd.	217	24,258

Hyundai Mobis Co. Ltd.	361	75,973

Hyundai Motor Co.	923	164,121

Hyundai Rotem Co. Ltd.	494	59,019

Industrial Bank of Korea	1,244	17,383

Kakao Corp.	1,856	74,081

KakaoBank Corp.	701	10,320

KB Financial Group, Inc.	2,509	212,915

Kia Corp.	1,573	122,041

Korea Aerospace Industries Ltd.	416	30,804

Korea Electric Power Corp.	1,540	54,976

Korea Investment Holdings Co. Ltd.	321	35,011

Korea Zinc Co. Ltd.	50	45,626

Korean Air Lines Co. Ltd.	983	14,605

Krafton, Inc. *	171	29,941

KT&G Corp.	700	69,255

LG Chem Ltd.	314	79,853

LG Corp.	574	30,756

LG Display Co. Ltd. *	1,760	15,007

LG Electronics, Inc.	613	35,680

LG Energy Solution Ltd. *	283	78,512

LG H&H Co. Ltd.	41	7,708

LG Uplus Corp.	922	9,442

LIG Nex1 Co. Ltd.	82	21,355

LS Electric Co. Ltd.	164	51,297

See Notes to Financial Statements.

DBX ETF Trust  |  19

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Meritz Financial Group, Inc.	589	43,495

Mirae Asset Securities Co. Ltd.	1,783	26,491

NAVER Corp.	950	157,617

NH Investment & Securities Co. Ltd.	1,593	22,368

POSCO Future M Co. Ltd. *	196	27,521

POSCO Holdings, Inc.	473	99,543

Posco International Corp.	477	17,385

Samsung Biologics Co. Ltd., 144A *	68	74,305

Samsung C&T Corp.	494	75,579

Samsung Electro-Mechanics Co. Ltd.	348	59,394

Samsung Electronics Co. Ltd.	30,730	2,100,000

Samsung Episholdings Co. Ltd. *	35	10,210

Samsung Fire & Marine Insurance Co. Ltd.	259	84,798

Samsung Heavy Industries Co. Ltd. *	4,208	70,388

Samsung Life Insurance Co. Ltd.	433	45,018

Samsung SDI Co. Ltd.	380	77,388

Samsung SDS Co. Ltd.	257	29,446

Samyang Foods Co. Ltd.	23	22,599

Shinhan Financial Group Co. Ltd.	2,690	142,672

SK Biopharmaceuticals Co. Ltd. *	140	13,308

SK hynix, Inc.	3,608	1,300,269

SK Innovation Co. Ltd.	341	26,665

SK Square Co. Ltd. *	584	118,337

SK Telecom Co. Ltd.	188	6,839

SK, Inc.	196	35,384

S-Oil Corp. *	343	17,889

Woori Financial Group, Inc.	3,797	68,548

Yuhan Corp.	418	34,676

(Cost $4,097,076)		7,505,983

Spain – 2.1%

Acciona SA	178	35,700

ACS Actividades de Construccion y Servicios SA	1,171	108,193

Aena Sme SA, 144A	5,105	138,926

Amadeus IT Group SA	2,835	208,300

Banco Bilbao Vizcaya Argentaria SA	37,310	803,486

Banco de Sabadell SA	37,060	134,901

Banco Santander SA	94,539	1,013,636

Bankinter SA	4,513	70,988

CaixaBank SA	24,085	268,658

Cellnex Telecom SA, 144A *	2,901	87,023

EDP Renovaveis SA	1,939	25,799

Endesa SA	2,162	78,398

Grifols SA	2,021	24,686

Iberdrola SA	39,985	843,468

Industria de Diseno Textil SA	7,121	398,563

	Number of Shares	Value $

Naturgy Energy Group SA	1,277	39,285

Redeia Corp. SA	3,707	66,136

Repsol SA	6,725	124,660

Telefonica SA	22,183	96,110

(Cost $2,637,287)		4,566,916

Sweden – 2.2%

AddTech AB, Class B	1,658	56,970

Alfa Laval AB	1,810	85,449

Assa Abloy AB, Class B	6,603	250,805

Atlas Copco AB, Class A	16,914	287,007

Atlas Copco AB, Class B	9,891	151,179

Beijer Ref AB	2,337	37,217

Boliden AB *	1,810	86,618

Epiroc AB, Class A	4,503	96,633

Epiroc AB, Class B	1,699	32,735

EQT AB	2,981	103,251

Essity AB, Class B	3,968	109,782

Evolution AB, 144A	838	57,269

Fastighets AB Balder, Class B *	4,332	31,165

H & M Hennes & Mauritz AB, Class B	3,518	63,832

Hexagon AB, Class B	14,140	165,350

Holmen AB, Class B	490	17,937

Industrivarden AB, Class A	828	34,766

Industrivarden AB, Class C	1,178	49,499

Indutrade AB	1,708	42,370

Investment AB Latour, Class B	1,011	24,169

Investor AB, Class B	11,280	384,007

L E Lundbergforetagen AB, Class B	512	27,224

Lifco AB, Class B	1,440	52,957

Nibe Industrier AB, Class B	9,465	34,989

Saab AB, Class B	2,076	104,581

Sagax AB, Class B	1,236	26,446

Sandvik AB	7,052	212,958

Securitas AB, Class B	3,316	50,578

Skandinaviska Enskilda Banken AB, Class A	10,487	208,664

Skanska AB, Class B	2,150	55,157

SKF AB, Class B	2,099	54,915

Spotify Technology SA *	977	585,096

Svenska Cellulosa AB SCA, Class B	4,079	52,991

Svenska Handelsbanken AB, Class A	8,887	123,219

Swedbank AB, Class A	5,212	165,785

Swedish Orphan Biovitrum AB *	1,179	42,310

Tele2 AB, Class B	3,935	62,604

Telefonaktiebolaget LM Ericsson, Class B	17,832	172,031

Telia Co. AB	11,644	46,744

Trelleborg AB, Class B	1,422	59,766

See Notes to Financial Statements.

20  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Volvo AB, Class B	10,069	301,613

(Cost $3,491,883)		4,608,638

Switzerland – 5.9%

ABB Ltd.	9,806	704,596

Alcon, Inc.	3,377	268,462

Avolta AG *	627	34,437

Baloise Holding AG	317	82,950

Banque Cantonale Vaudoise	202	24,492

Barry Callebaut AG	17	27,236

Belimo Holding AG	65	63,560

BKW AG	84	17,526

Chocoladefabriken Lindt & Spruengli AG Participation Certificates	12	176,572

Cie Financiere Richemont SA, Class A	3,449	731,190

Coca-Cola HBC AG *	1,727	86,647

DSM-Firmenich AG	1,045	85,775

EMS-Chemie Holding AG	59	40,249

Galderma Group AG	1,032	205,552

Geberit AG	216	168,218

Givaudan SA	62	261,414

Glencore PLC *	63,245	302,235

Helvetia Holding AG	266	69,008

Holcim AG *	3,405	318,840

Julius Baer Group Ltd.	1,270	90,748

Kuehne + Nagel International AG	339	67,986

Logitech International SA	972	109,264

Lonza Group AG	458	313,582

Nestle SA	16,498	1,639,531

Novartis AG	12,191	1,585,604

Partners Group Holding AG	150	177,916

Roche Holding AG	204	81,112

Roche Holding AG	4,530	1,733,502

Sandoz Group AG	2,843	200,741

Schindler Holding AG	173	58,686

Schindler Holding AG Participation Certificates	225	80,387

SGS SA	1,015	116,448

Sika AG	929	183,013

Sonova Holding AG	338	84,195

STMicroelectronics NV	3,901	89,490

STMicroelectronics NV, Class Y	1,134	26,071

Straumann Holding AG	737	84,040

Swatch Group AG – Bearer	186	37,545

Swiss Life Holding AG	174	190,787

Swiss Prime Site AG	626	92,345

Swiss Re AG	1,814	319,646

Swisscom AG	185	132,768

UBS Group AG	20,728	800,426

VAT Group AG, 144A	125	54,992

	Number of Shares	Value $

Zurich Insurance Group AG	928	666,801

(Cost $9,041,099)		12,686,585

Taiwan – 6.0%

Accton Technology Corp.	3,655	119,368

Advantech Co. Ltd.	2,495	22,895

Airtac International Group	754	21,694

Alchip Technologies Ltd.	444	46,755

ASE Technology Holding Co. Ltd.	20,791	152,032

Asia Cement Corp.	11,867	14,671

Asia Vital Components Co. Ltd.	1,955	85,650

Asustek Computer, Inc.	4,222	80,848

Bizlink Holding, Inc.	1,436	73,665

Caliway Biopharmaceuticals Co. Ltd. *	6,000	30,014

Catcher Technology Co. Ltd.	3,236	20,724

Cathay Financial Holding Co. Ltd.	65,171	133,311

Chailease Holding Co. Ltd.	14,681	48,180

Chang Hwa Commercial Bank Ltd.	50,075	32,229

Cheng Shin Rubber Industry Co. Ltd.	9,594	9,721

China Airlines Ltd.	17,656	10,801

China Steel Corp.	63,181	36,739

Chroma ATE, Inc.	2,060	53,756

Chunghwa Telecom Co. Ltd.	28,810	119,793

Compal Electronics, Inc.	44,399	41,520

CTBC Financial Holding Co. Ltd.	110,162	152,510

Delta Electronics, Inc.	12,843	381,382

E Ink Holdings, Inc.	4,643	28,404

E.Sun Financial Holding Co. Ltd.	90,273	87,296

Eclat Textile Co. Ltd.	1,052	14,698

Elite Material Co. Ltd.	2,127	103,351

eMemory Technology, Inc.	612	39,877

Eva Airways Corp.	15,674	17,030

Evergreen Marine Corp. Taiwan Ltd.	5,997	34,299

Far Eastern New Century Corp.	19,992	17,963

Far EasTone Telecommunications Co. Ltd.	15,788	44,318

Feng TAY Enterprise Co. Ltd.	2,494	10,251

First Financial Holding Co. Ltd.	78,481	69,016

Formosa Chemicals & Fibre Corp.	18,084	19,245

Formosa Plastics Corp.	21,834	28,975

Fortune Electric Co. Ltd.	766	17,085

Fubon Financial Holding Co. Ltd.	55,691	164,314

Gigabyte Technology Co. Ltd.	2,797	21,701

Global Unichip Corp.	812	58,471

Globalwafers Co. Ltd.	1,991	23,853

Gold Circuit Electronics Ltd.	2,040	41,145

Hon Hai Precision Industry Co. Ltd.	81,013	582,075

See Notes to Financial Statements.

DBX ETF Trust  |  21

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Hotai Motor Co. Ltd.	2,132	41,438

Hua Nan Financial Holdings Co. Ltd.	63,560	59,641

Innolux Corp.	39,143	16,899

International Games System Co. Ltd.	1,167	27,627

Inventec Corp.	19,349	26,880

Jentech Precision Industrial Co. Ltd.	532	49,242

KGI Financial Holding Co. Ltd.	100,009	50,188

King Slide Works Co. Ltd.	362	44,003

King Yuan Electronics Co. Ltd.	10,261	74,869

Largan Precision Co. Ltd.	614	43,138

Lite-On Technology Corp.	12,051	61,052

Lotes Co. Ltd.	502	20,953

MediaTek, Inc.	9,934	441,546

Mega Financial Holding Co. Ltd.	73,025	93,303

Nan Ya Plastics Corp.	32,919	61,884

Nien Made Enterprise Co. Ltd.	740	8,783

Novatek Microelectronics Corp.	3,822	47,433

Pegatron Corp.	9,681	22,240

PharmaEssentia Corp.	2,266	37,255

President Chain Store Corp.	2,846	21,718

Quanta Computer, Inc.	17,706	159,092

Realtek Semiconductor Corp.	2,935	48,722

Shanghai Commercial & Savings Bank Ltd.	36,428	45,383

SinoPac Financial Holdings Co. Ltd.	72,854	62,559

Taiwan Business Bank	38,405	19,395

Taiwan Cooperative Financial Holding Co. Ltd.	77,118	58,603

Taiwan High Speed Rail Corp.	9,687	8,627

Taiwan Mobile Co. Ltd.	14,599	50,237

Taiwan Semiconductor Manufacturing Co. Ltd.	159,420	7,314,475

TCC Group Holdings Co. Ltd.	42,719	31,102

TS Financial Holding Co. Ltd.	133,892	77,003

Unimicron Technology Corp.	7,285	43,290

Uni-President Enterprises Corp.	30,752	74,957

United Microelectronics Corp.	71,120	103,785

Vanguard International Semiconductor Corp.	5,210	15,023

Wan Hai Lines Ltd.	4,590	11,788

Wistron Corp.	21,128	97,276

Wiwynn Corp.	812	118,236

Yageo Corp.	9,390	70,309

Yang Ming Marine Transport Corp.	9,320	15,442

Yuanta Financial Holding Co. Ltd.	63,933	73,538

Zhen Ding Technology Holding Ltd.	3,857	17,881

(Cost $5,829,685)		12,878,440

	Number of Shares	Value $

Thailand – 0.3%

Advanced Info Service PCL, NVDR	5,100	48,632

Airports of Thailand PCL, NVDR	29,130	39,359

Bangkok Dusit Medical Services PCL, NVDR	70,000	41,311

Bumrungrad Hospital PCL, NVDR	5,900	31,062

Central Pattana PCL, NVDR	12,400	20,606

Charoen Pokphand Foods PCL, NVDR	27,500	17,340

CP ALL PCL, NVDR	37,700	50,645

CP AXTRA PCL	20,181	10,155

Delta Electronics Thailand PCL, NVDR	20,500	127,986

Gulf Development PCL *	30,238	38,273

Kasikornbank PCL, NVDR	5,400	31,281

Krung Thai Bank PCL, NVDR	30,100	25,711

Minor International PCL, NVDR	21,794	14,893

PTT Exploration & Production PCL, NVDR	9,593	31,733

PTT PCL, NVDR	72,400	69,150

SCB X PCL, NVDR	8,500	34,322

Siam Cement PCL	6,800	39,391

TMBThanachart Bank PCL, NVDR	331,400	19,866

True Corp. PCL, NVDR	74,812	25,096

(Cost $697,946)		716,812

Turkey – 0.1%

Akbank TAS	18,479	28,152

Aselsan Elektronik Sanayi Ve Ticaret AS	11,819	51,001

BIM Birlesik Magazalar AS	2,817	35,593

Eregli Demir ve Celik Fabrikalari TAS	19,255	10,810

Ford Otomotiv Sanayi AS	3,261	7,258

Haci Omer Sabanci Holding AS	7,960	15,339

KOC Holding AS	5,705	22,604

Turk Hava Yollari AO	3,739	23,995

Turkcell Iletisim Hizmetleri AS	10,382	22,852

Turkiye Is Bankasi AS, Class C	52,167	16,656

Turkiye Petrol Rafinerileri AS	6,272	28,747

Yapi ve Kredi Bankasi AS *	15,660	13,007

(Cost $216,858)		276,014

United Arab Emirates – 0.4%

Abu Dhabi Commercial Bank PJSC	20,003	76,791

Abu Dhabi Islamic Bank PJSC	10,183	55,173

Abu Dhabi National Oil Co. for Distribution PJSC	15,036	15,761

ADNOC Drilling Co. PJSC	18,107	25,784

Adnoc Gas PLC	36,266	32,190

Aldar Properties PJSC	24,990	55,452

See Notes to Financial Statements.

22  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Americana Restaurants International PLC - Foreign Co.	14,047	6,616

Dubai Electricity & Water Authority PJSC	32,203	23,936

Dubai Islamic Bank PJSC	25,203	62,924

Emaar Development PJSC	5,442	21,781

Emaar Properties PJSC	45,764	165,719

Emirates NBD Bank PJSC	14,050	93,339

Emirates Telecommunications Group Co. PJSC	22,007	107,853

First Abu Dhabi Bank PJSC	27,759	119,717

Salik Co PJSC	10,937	17,093

Two Point Zero Group PJSC *	20,274	14,131

(Cost $692,794)		894,260

United Kingdom – 8.5%

3i Group PLC	6,315	264,142

Admiral Group PLC	1,749	73,481

Anglo American PLC	6,859	259,006

Anglogold Ashanti PLC	3,198	270,107

Ashtead Group PLC	2,859	182,824

Associated British Foods PLC	2,300	65,070

AstraZeneca PLC	9,943	1,840,307

Auto Trader Group PLC, 144A	6,273	53,092

Aviva PLC	19,254	166,222

BAE Systems PLC	18,939	414,023

Barclays PLC	89,628	510,760

Barratt Redrow PLC	9,125	47,667

BP PLC	100,212	602,864

British American Tobacco PLC	14,010	820,372

BT Group PLC	42,520	101,907

Bunzl PLC	2,200	63,057

Centrica PLC	33,423	75,921

Coca-Cola Europacific Partners PLC	1,466	134,418

Compass Group PLC	10,502	329,943

Diageo PLC	14,185	326,066

Endeavour Mining PLC	980	45,301

Entain PLC	5,680	58,455

GSK PLC	26,423	626,801

Haleon PLC	56,781	278,941

Halma PLC	2,422	114,203

Hikma Pharmaceuticals PLC	969	19,945

HSBC Holdings PLC	110,323	1,563,807

Imperial Brands PLC	4,804	204,122

Informa PLC	8,695	110,536

InterContinental Hotels Group PLC	898	119,119

International Consolidated Airlines Group SA	8,016	42,113

Intertek Group PLC	869	53,245

J Sainsbury PLC	11,925	50,890

JD Sports Fashion PLC	16,769	17,160

Kingfisher PLC	12,893	52,187

	Number of Shares	Value $

Land Securities Group PLC REIT	4,688	37,566

Legal & General Group PLC	37,315	122,027

Lloyds Banking Group PLC	384,886	490,104

London Stock Exchange Group PLC	2,859	337,323

M&G PLC	18,806	67,851

Marks & Spencer Group PLC	13,621	62,729

Melrose Industries PLC	8,921	70,304

National Grid PLC	30,622	465,007

NatWest Group PLC	51,370	430,146

Next PLC	763	142,696

Pearson PLC	4,111	54,320

Phoenix Group Holdings PLC	4,323	39,852

Reckitt Benckiser Group PLC	4,214	326,626

RELX PLC	11,646	467,536

Rentokil Initial PLC	17,938	98,885

Rio Tinto PLC	7,088	509,021

Rolls-Royce Holdings PLC	53,892	762,338

Sage Group PLC	6,147	87,483

Schroders PLC	4,783	24,605

Segro PLC REIT	8,215	77,754

Severn Trent PLC	1,408	52,553

Shell PLC	36,934	1,361,663

Smith & Nephew PLC	4,926	81,850

Smiths Group PLC	2,314	74,906

Spirax Group PLC	441	39,164

SSE PLC	7,470	217,471

Standard Chartered PLC	12,779	283,253

Tesco PLC	44,443	265,068

Unilever PLC	15,893	956,525

United Utilities Group PLC	4,305	70,533

Vodafone Group PLC	122,121	152,077

Whitbread PLC	1,180	38,916

Wise PLC, Class A *	4,391	51,354

(Cost $13,282,592)		18,277,580

United States – 0.3%

BeOne Medicines Ltd., Class H *	5,818	153,039

Brookfield Asset Management Ltd., Class A	2,489	131,099

Brookfield Renewable Corp.	894	37,164

Legend Biotech Corp., ADR *	524	14,520

RB Global, Inc.	1,263	123,755

Southern Copper Corp.	588	79,251

(Cost $376,781)		538,828

TOTAL COMMON STOCKS

(Cost $143,557,210)		206,965,225

PREFERRED STOCKS – 0.7%

Brazil – 0.4%

Axia Energia	958	12,038

Banco Bradesco SA	34,697	127,815

Cia Energetica de Minas Gerais	9,615	20,729

See Notes to Financial Statements.

DBX ETF Trust  |  23

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Cia Paranaense de Energia - Copel	3,634	9,776

Gerdau SA	7,372	26,313

Itau Unibanco Holding SA	34,275	267,556

Itausa SA	42,718	98,742

Petroleo Brasileiro SA	30,556	182,102

(Cost $515,980)		745,071

Chile – 0.0%

Sociedad Quimica y Minera de Chile SA, Class B *

(Cost $26,482)	791	51,123

Colombia – 0.0%

Grupo Cibest SA

(Cost $23,151)	2,431	38,180

Germany – 0.2%

Bayerische Motoren Werke AG	381	35,909

Dr Ing hc F Porsche AG, 144A	804	41,633

Henkel AG & Co. KGaA	1,077	86,928

Porsche Automobil Holding SE	934	40,228

Sartorius AG	127	37,007

Volkswagen AG	1,387	158,286

(Cost $515,983)		399,991

India – 0.0%

TVS Motor Co. Ltd. * (b)

(Cost $0)	4,704	526

Russia – 0.0%

Surgutneftegas PAO * (b)

(Cost $22,480)	41,062	0

South Korea – 0.1%

Hyundai Motor Co.	104	13,613

Hyundai Motor Co. - 2nd Preferred	210	27,802

Samsung Electronics Co. Ltd.	5,346	272,634

(Cost $156,115)		314,049

TOTAL PREFERRED STOCKS

(Cost $1,260,191)		1,548,940

RIGHTS – 0.0%

India – 0.0%

Adani Enterprises Ltd.*, expires 12/17/25

(Cost $0)	97	480

Taiwan – 0.0%

Unimicron Technology Corp.*, expires 1/19/26

(Cost $0)	159	357

TOTAL RIGHTS

(Cost $0)		837

	Number of Shares	Value $

WARRANTS – 0.0%

Canada – 0.0%

Constellation Software, Inc.* (b), expires 3/31/40

(Cost $0)	108	0

Thailand – 0.0%

BTS Group Holdings PCL*, expires 11/20/26

(Cost $0)	7,920	5

TOTAL WARRANTS

(Cost $0)		5

EXCHANGE-TRADED FUNDS – 0.2%

Xtrackers Harvest CSI 300 China A-Shares ETF (d)(e)

(Cost $349,628)	12,000	390,960

SECURITIES LENDING COLLATERAL – 0.2%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.91% (f)(g)

(Cost $356,400)	356,400	356,400

CASH EQUIVALENTS – 3.3%

DWS Government Money Market Series “Institutional Shares”, 3.94% (f)

(Cost $7,064,178)	7,064,178	7,064,178

TOTAL INVESTMENTS – 100.7%

(Cost $152,587,607)		216,326,545

Other assets and liabilities, net – (0.7%)		(1,486,938)

NET ASSETS – 100.0%		214,839,607

See Notes to Financial Statements.

24  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:

Value ($) at 5/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2025	Value ($) at 11/30/2025

COMMON STOCKS — 0.2%

Germany — 0.2%

Deutsche Bank AG (c)

305,389	50,593	(18,676)	1,381	84,564	—	—	11,920	423,251

EXCHANGE-TRADED FUNDS — 0.2%

Xtrackers Harvest CSI 300 China A-Shares ETF (e)

158,040	190,148	—	—	42,772	—	—	12,000	390,960

SECURITIES LENDING COLLATERAL — 0.2%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.91% (f)(g)

—	356,400 (h)	—	—	—	1,712	—	356,400	356,400

CASH EQUIVALENTS — 3.3%

DWS Government Money Market Series “Institutional Shares”, 3.94% (f)

1,734,283	15,469,199	(10,139,304)	—	—	75,749	—	7,064,178	7,064,178

2,197,712	16,066,340	(10,157,980)	1,381	127,336	77,461	—	7,444,498	8,234,789

*	Non-income producing security.

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Investment was valued using significant unobservable inputs.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.

(d)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2025 amounted to $348,840, which is 0.2% of net assets.

(e)	Affiliated fund advised by DBX Advisors LLC.

(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2025.

ADR:	American Depositary Receipt

CPO:	Ordinary Participation Certificates

CVA:	Certificaten Van Aandelen (Dutch Certificate)

GDR:	Global Depositary Receipt

JSC:	Joint Stock Company

KSCP:	Kuwait Shareholding Company Public

NVDR:	Non Voting Depositary Receipt

PJSC:	Public Joint Stock Company

PSQC:	Public Shareholders Qatari Company

QPSC:	Qatari Public Shareholders Company

QSC:	Qatari Shareholders Company

REIT:	Real Estate Investment Trust

SAE:	Societe Anonyme Egyptienne

144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Securities are listed in country of domicile.

See Notes to Financial Statements.

DBX ETF Trust  |  25

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

At November 30, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)

MSCI EAFE Index	USD	24	3,355,325	3,382,680	12/19/2025	27,355

MSCI Emerging Markets Index	USD	15	1,056,840	1,033,200	12/19/2025	(23,640)

MSCI India Index	USD	9	1,155,145	1,171,710	12/19/2025	16,565

S&P/TSX 60 Index Mini	CAD	9	566,800	593,215	12/18/2025	26,415

Total net unrealized appreciation						46,695

At November 30, 2025, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

RBC Capital Markets	12/2/2025	AUD	143,000	USD	93,646	—	(19)

RBC Capital Markets	12/2/2025	AUD	382,300	USD	247,259	—	(3,147)

RBC Capital Markets	12/2/2025	AUD	12,854,600	USD	8,418,079	—	(1,684)

JP Morgan & Chase Co.	12/2/2025	CAD	461,000	USD	329,499	—	(458)

JP Morgan & Chase Co.	12/2/2025	CAD	12,186,000	USD	8,710,036	—	(12,006)

RBC Capital Markets	12/2/2025	CAD	704,500	USD	499,746	—	(4,494)

RBC Capital Markets	12/2/2025	CAD	11,306,100	USD	8,079,248	—	(13,011)

Morgan Stanley Capital	12/2/2025	CHF	376,000	USD	469,733	1,664	—

Morgan Stanley Capital	12/2/2025	CHF	9,369,600	USD	11,710,039	46,152	—

Morgan Stanley Capital	12/2/2025	CHF	286,600	USD	355,043	—	(1,735)

JP Morgan & Chase Co.	12/2/2025	CNH	635,000	USD	89,331	—	(486)

JP Morgan & Chase Co.	12/2/2025	CNH	18,293,500	USD	2,573,573	—	(13,946)

JP Morgan & Chase Co.	12/2/2025	CNH	556,700	USD	78,594	—	(148)

RBC Capital Markets	12/2/2025	CZK	2,471,400	USD	117,210	—	(1,374)

Morgan Stanley Capital	12/2/2025	DKK	178,000	USD	27,557	—	(91)

Morgan Stanley Capital	12/2/2025	DKK	15,299,600	USD	2,369,267	—	(7,112)

Morgan Stanley Capital	12/2/2025	DKK	455,200	USD	70,505	—	(198)

RBC Capital Markets	12/2/2025	EUR	1,161,600	USD	1,343,689	—	(3,767)

RBC Capital Markets	12/2/2025	EUR	37,785,100	USD	43,680,331	—	(150,408)

RBC Capital Markets	12/2/2025	EUR	1,708,000	USD	1,974,458	—	(6,823)

The Bank of New York Mellon	12/2/2025	GBP	13,636,800	USD	17,918,032	—	(143,918)

The Bank of New York Mellon	12/2/2025	GBP	425,800	USD	560,450	—	(3,523)

The Bank of New York Mellon	12/2/2025	GBP	842,000	USD	1,106,312	—	(8,917)

RBC Capital Markets	12/2/2025	HKD	137,698,500	USD	17,726,606	40,755	—

RBC Capital Markets	12/2/2025	HKD	4,050,000	USD	520,859	681	—

JP Morgan & Chase Co.	12/2/2025	HUF	11,872,000	USD	35,265	—	(829)

JP Morgan & Chase Co.	12/2/2025	HUF	56,205,800	USD	166,959	—	(3,919)

JP Morgan & Chase Co.	12/2/2025	ILS	2,533,000	USD	778,283	1,766	—

JP Morgan & Chase Co.	12/2/2025	ILS	172,000	USD	52,845	116	—

The Bank of New York Mellon	12/2/2025	JPY	4,124,161,000	USD	26,844,197	430,972	—

The Bank of New York Mellon	12/2/2025	JPY	131,265,500	USD	841,214	523	—

The Bank of New York Mellon	12/2/2025	JPY	338,867,000	USD	2,205,644	35,367	—

JP Morgan & Chase Co.	12/2/2025	KWD	136,000	USD	443,358	289	—

Goldman Sachs & Co.	12/2/2025	NOK	7,794,800	USD	770,466	346	—

JP Morgan & Chase Co.	12/2/2025	NZD	57,000	USD	32,678	—	(29)

JP Morgan & Chase Co.	12/2/2025	NZD	362,300	USD	207,708	—	(180)

See Notes to Financial Statements.

26  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

JP Morgan & Chase Co.	12/2/2025	PHP	15,144,900	USD	257,667	—	(580)

RBC Capital Markets	12/2/2025	PLN	216,000	USD	58,522	—	(624)

RBC Capital Markets	12/2/2025	PLN	2,367,000	USD	641,421	—	(6,726)

JP Morgan & Chase Co.	12/2/2025	QAR	1,554,600	USD	426,912	—	(59)

Citigroup Global Markets	12/2/2025	SAR	7,671,200	USD	2,043,664	—	(1,198)

Citigroup Global Markets	12/2/2025	SAR	229,000	USD	61,007	—	(36)

Morgan Stanley Capital	12/2/2025	SEK	1,129,800	USD	118,574	—	(1,096)

Morgan Stanley Capital	12/2/2025	SEK	35,972,600	USD	3,795,862	—	(14,412)

Morgan Stanley Capital	12/2/2025	SEK	2,439,000	USD	257,264	—	(1,079)

RBC Capital Markets	12/2/2025	SGD	2,217,000	USD	1,707,207	—	(3,639)

RBC Capital Markets	12/2/2025	SGD	126,000	USD	97,023	—	(211)

JP Morgan & Chase Co.	12/2/2025	THB	22,112,700	USD	684,427	—	(2,410)

JP Morgan & Chase Co.	12/2/2025	THB	1,852,000	USD	57,321	—	(203)

Goldman Sachs & Co.	12/2/2025	TRY	12,957,800	USD	300,940	—	(3,940)

RBC Capital Markets	12/2/2025	USD	8,774,538	AUD	13,379,900	—	(10,704)

JP Morgan & Chase Co.	12/2/2025	USD	9,072,597	CAD	12,647,000	—	(20,599)

RBC Capital Markets	12/2/2025	USD	8,616,098	CAD	12,010,600	—	(19,598)

The Bank of New York Mellon	12/2/2025	USD	12,494,178	CHF	10,032,200	—	(5,444)

JP Morgan & Chase Co.	12/2/2025	USD	2,756,449	CNH	19,485,200	—	(370)

RBC Capital Markets	12/2/2025	USD	118,652	CZK	2,471,400	—	(69)

Morgan Stanley Capital	12/2/2025	USD	2,475,730	DKK	15,932,800	—	(1,001)

Morgan Stanley Capital	12/2/2025	USD	47,181,121	EUR	40,654,700	—	(21,643)

RBC Capital Markets	12/2/2025	USD	19,748,595	GBP	14,904,600	—	(7,442)

The Bank of New York Mellon	12/2/2025	USD	18,206,497	HKD	141,748,500	—	(468)

JP Morgan & Chase Co.	12/2/2025	USD	207,112	HUF	68,077,800	—	(140)

JP Morgan & Chase Co.	12/2/2025	USD	830,876	ILS	2,705,000	—	(1,630)

RBC Capital Markets	12/2/2025	USD	29,441,163	JPY	4,594,293,500	—	(16,970)

Goldman Sachs & Co.	12/2/2025	USD	770,816	NOK	7,794,800	—	(697)

JP Morgan & Chase Co.	12/2/2025	USD	240,699	NZD	419,300	—	(105)

RBC Capital Markets	12/2/2025	USD	257,613	PHP	15,144,900	634	—

RBC Capital Markets	12/2/2025	USD	708,555	PLN	2,583,000	—	(1,261)

Morgan Stanley Capital	12/2/2025	USD	4,192,309	SEK	39,541,400	—	(4,023)

RBC Capital Markets	12/2/2025	USD	1,809,057	SGD	2,343,000	—	(977)

JP Morgan & Chase Co.	12/2/2025	USD	746,145	THB	23,964,700	—	(1,785)

Goldman Sachs & Co.	12/2/2025	USD	304,764	TRY	12,957,800	117	—

Goldman Sachs & Co.	12/2/2025	USD	2,278,085	ZAR	39,017,900	1,997	—

Goldman Sachs & Co.	12/2/2025	ZAR	36,881,100	USD	2,123,772	—	(31,442)

Goldman Sachs & Co.	12/2/2025	ZAR	1,022,000	USD	58,851	—	(871)

Goldman Sachs & Co.	12/2/2025	ZAR	1,114,800	USD	64,695	—	(451)

JP Morgan & Chase Co.	12/3/2025	BRL	314,000	USD	57,889	—	(937)

JP Morgan & Chase Co.	12/3/2025	BRL	363,000	USD	67,388	—	(617)

JP Morgan & Chase Co.	12/3/2025	BRL	4,100,100	USD	755,938	—	(12,189)

RBC Capital Markets	12/3/2025	BRL	7,927,400	USD	1,461,571	—	(23,575)

Goldman Sachs & Co.	12/3/2025	CLP	224,554,700	USD	238,390	—	(3,511)

Goldman Sachs & Co.	12/3/2025	CLP	40,250,000	USD	42,730	—	(629)

JP Morgan & Chase Co.	12/3/2025	COP	340,817,000	USD	87,712	—	(3,011)

Citigroup Global Markets	12/3/2025	EGP	1,686,000	USD	35,250	21	—

RBC Capital Markets	12/3/2025	IDR	628,986,000	USD	37,762	—	(2)

RBC Capital Markets	12/3/2025	IDR	11,572,735,200	USD	695,372	545	—

JP Morgan & Chase Co.	12/3/2025	INR	22,550,800	USD	252,826	753	—

JP Morgan & Chase Co.	12/3/2025	INR	719,962,400	USD	8,096,543	48,807	—

See Notes to Financial Statements.

DBX ETF Trust  |  27

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

JP Morgan & Chase Co.	12/3/2025	INR	46,766,000	USD	525,957	3,207	—

JP Morgan & Chase Co.	12/3/2025	KRW	9,435,591,400	USD	6,630,029	213,024	—

JP Morgan & Chase Co.	12/3/2025	KRW	2,281,949,000	USD	1,599,022	47,103	—

JP Morgan & Chase Co.	12/3/2025	KRW	344,633,500	USD	235,137	757	—

Bank of America	12/3/2025	MXN	482,000	USD	25,902	—	(425)

Bank of America	12/3/2025	MXN	22,793,300	USD	1,223,840	—	(21,096)

RBC Capital Markets	12/3/2025	MYR	3,144,400	USD	751,019	—	(9,961)

JP Morgan & Chase Co.	12/3/2025	TWD	47,433,000	USD	1,541,634	29,984	—

JP Morgan & Chase Co.	12/3/2025	TWD	11,986,400	USD	381,210	—	(786)

RBC Capital Markets	12/3/2025	TWD	360,103,800	USD	11,713,626	237,416	—

JP Morgan & Chase Co.	12/3/2025	USD	893,703	BRL	4,777,100	1,256	—

RBC Capital Markets	12/3/2025	USD	1,483,383	BRL	7,927,400	1,764	—

Goldman Sachs & Co.	12/3/2025	USD	285,076	CLP	264,804,700	183	—

JP Morgan & Chase Co.	12/3/2025	USD	91,006	COP	340,817,000	—	(283)

Citigroup Global Markets	12/3/2025	USD	35,341	EGP	1,686,000	—	(111)

RBC Capital Markets	12/3/2025	USD	730,459	IDR	12,201,721,200	2,132	—

RBC Capital Markets	12/3/2025	USD	8,819,757	INR	789,279,200	2,802	—

RBC Capital Markets	12/3/2025	USD	8,206,163	KRW	12,062,173,900	—	(2,860)

Bank of America	12/3/2025	USD	1,270,158	MXN	23,275,300	1,104	—

RBC Capital Markets	12/3/2025	USD	762,457	MYR	3,144,400	—	(1,477)

RBC Capital Markets	12/3/2025	USD	11,469,735	TWD	360,103,800	6,475	—

RBC Capital Markets	12/3/2025	USD	1,892,579	TWD	59,419,400	1,068	—

Citigroup Global Markets	12/8/2025	AED	219,000	USD	59,629	2	—

Citigroup Global Markets	12/8/2025	AED	1,439,400	USD	391,924	17	—

JP Morgan & Chase Co.	12/8/2025	AED	1,978,200	USD	538,614	7	—

Citigroup Global Markets	12/8/2025	USD	451,531	AED	1,658,400	3	—

JP Morgan & Chase Co.	12/8/2025	USD	538,607	AED	1,978,200	—	—

Citigroup Global Markets	1/5/2026	AED	1,658,400	USD	451,542	—	(18)

JP Morgan & Chase Co.	1/5/2026	AED	1,978,200	USD	538,586	—	(51)

RBC Capital Markets	1/5/2026	AUD	13,379,900	USD	8,776,947	10,486	—

JP Morgan & Chase Co.	1/5/2026	CAD	12,647,000	USD	9,088,293	18,583	—

RBC Capital Markets	1/5/2026	CAD	12,010,600	USD	8,631,169	17,850	—

RBC Capital Markets	1/5/2026	CAD	775,000	USD	556,931	1,145	—

The Bank of New York Mellon	1/5/2026	CHF	10,032,200	USD	12,545,896	—	(2,055)

The Bank of New York Mellon	1/5/2026	CHF	219,000	USD	273,855	—	(63)

RBC Capital Markets	1/5/2026	CZK	2,471,400	USD	118,749	46	—

Morgan Stanley Capital	1/5/2026	DKK	15,932,800	USD	2,481,240	349	—

Morgan Stanley Capital	1/5/2026	EUR	40,654,700	USD	47,269,342	13,763	—

RBC Capital Markets	1/5/2026	GBP	14,904,600	USD	19,749,012	7,724	—

The Bank of New York Mellon	1/5/2026	HKD	141,748,500	USD	18,224,521	—	(1,707)

JP Morgan & Chase Co.	1/5/2026	HUF	68,077,800	USD	206,686	221	—

JP Morgan & Chase Co.	1/5/2026	ILS	117,000	USD	35,945	63	—

JP Morgan & Chase Co.	1/5/2026	ILS	2,705,000	USD	831,101	1,524	—

JP Morgan & Chase Co.	1/5/2026	KWD	136,000	USD	443,320	—	(211)

Bank of America	1/5/2026	MXN	23,275,300	USD	1,265,826	—	(946)

Goldman Sachs & Co.	1/5/2026	NOK	7,794,800	USD	770,740	708	—

RBC Capital Markets	1/5/2026	PHP	15,144,900	USD	257,372	—	(667)

RBC Capital Markets	1/5/2026	PLN	2,583,000	USD	708,252	1,239	—

JP Morgan & Chase Co.	1/5/2026	QAR	1,554,600	USD	426,596	—	(343)

Citigroup Global Markets	1/5/2026	SAR	7,900,200	USD	2,103,782	265	—

Morgan Stanley Capital	1/5/2026	SEK	39,541,400	USD	4,201,178	3,339	—

See Notes to Financial Statements.

28  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

RBC Capital Markets	1/5/2026	SGD	67,000	USD	51,864	15	—

RBC Capital Markets	1/5/2026	SGD	2,343,000	USD	1,813,713	546	—

JP Morgan & Chase Co.	1/5/2026	THB	23,964,700	USD	747,289	685	—

Goldman Sachs & Co.	1/5/2026	TRY	12,957,800	USD	296,799	848	—

Citigroup Global Markets	1/5/2026	USD	75,968	AED	279,000	—	—

RBC Capital Markets	1/5/2026	USD	389,660	AUD	594,000	—	(474)

Morgan Stanley Capital	1/5/2026	USD	283,579	EUR	244,000	38	—

RBC Capital Markets	1/5/2026	USD	208,025	GBP	157,000	—	(77)

The Bank of New York Mellon	1/5/2026	USD	111,848	HKD	870,000	18	—

Citigroup Global Markets	1/5/2026	USD	145,694	SAR	547,000	—	(49)

Morgan Stanley Capital	1/5/2026	USD	34,945	SEK	329,000	—	(17)

Goldman Sachs & Co.	1/5/2026	USD	14,957	TRY	653,000	—	(43)

Goldman Sachs & Co.	1/5/2026	ZAR	39,017,900	USD	2,272,274	—	(1,443)

Goldman Sachs & Co.	1/5/2026	ZAR	789,000	USD	45,949	—	(29)

JP Morgan & Chase Co.	1/6/2026	BRL	4,777,100	USD	887,460	—	(664)

RBC Capital Markets	1/6/2026	BRL	963,000	USD	178,810	—	(224)

RBC Capital Markets	1/6/2026	BRL	7,927,400	USD	1,472,732	—	(1,073)

Goldman Sachs & Co.	1/6/2026	CLP	264,804,700	USD	285,236	—	(180)

JP Morgan & Chase Co.	1/6/2026	CNH	19,485,200	USD	2,762,865	—	(604)

JP Morgan & Chase Co.	1/6/2026	COP	340,817,000	USD	90,583	245	—

RBC Capital Markets	1/6/2026	IDR	12,201,721,200	USD	729,819	—	(2,565)

RBC Capital Markets	1/6/2026	INR	7,515,000	USD	83,915	67	—

RBC Capital Markets	1/6/2026	INR	789,279,200	USD	8,800,149	—	(6,107)

RBC Capital Markets	1/6/2026	JPY	4,594,293,500	USD	29,547,918	2,462	—

RBC Capital Markets	1/6/2026	JPY	60,669,000	USD	390,179	23	—

RBC Capital Markets	1/6/2026	KRW	12,062,173,900	USD	8,218,438	69	—

RBC Capital Markets	1/6/2026	MYR	3,144,400	USD	762,637	726	—

JP Morgan & Chase Co.	1/6/2026	NZD	419,300	USD	241,037	30	—

RBC Capital Markets	1/6/2026	TWD	360,103,800	USD	11,446,038	—	(57,929)

RBC Capital Markets	1/6/2026	TWD	59,419,400	USD	1,888,669	—	(9,559)

JP Morgan & Chase Co.	1/6/2026	USD	409,664	CNH	2,889,000	65	—

RBC Capital Markets	1/6/2026	USD	245,387	KRW	359,436,000	—	(491)

RBC Capital Markets	1/6/2026	USD	515,589	TWD	16,175,000	1,142	—

Citigroup Global Markets	1/8/2026	EGP	1,686,000	USD	34,826	26	—

Total unrealized appreciation (depreciation)						1,244,119	(735,184)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.

DBX ETF Trust  |  29

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

Currency Abbreviations

AED	Arab Emirates Dirham

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNH	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

DKK	Danish Krone

EGP	Egyptian Pound

EUR	Euro

GBP	Pound Sterling

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

ILS	Israeli Shekel

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

KWD	Kuwaiti Dinar

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PHP	Philippine Peso

PLN	Polish Zloty

QAR	Qatari Rial

SAR	Saudi Riyal

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	U.S. Dollar

ZAR	South African Rand

See Notes to Financial Statements.

30  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$206,935,415	$—	$29,810	$206,965,225

Preferred Stocks (a)	1,548,414	—	526	1,548,940

Rights (a)	480	357	—	837

Warrants (a)	5	—	—	5

Exchange-Traded Funds	390,960	—	—	390,960

Short-Term Investments (a)	7,420,578	—	—	7,420,578

Derivatives (b)

Forward Foreign Currency Contracts	—	1,244,119	—	1,244,119

Futures Contracts	70,335	—	—	70,335

TOTAL	$216,366,187	$1,244,476	$30,336	$217,640,999

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Forward Foreign Currency Contracts	$—	$(735,184)	$—	$(735,184)

Futures Contracts	(23,640)	—	—	(23,640)

TOTAL	$(23,640)	$(735,184)	$—	$(758,824)

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended November 30, 2025, the amount of transfers from Level 3 to Level 1 was $12,073. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs. The amount of transfers from Level 1 to Level 3 was $24,230. The investments were transferred from Level 1 to Level 3 due the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.

DBX ETF Trust  |  31

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF

November 30, 2025 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 97.8%

Australia – 6.2%

ANZ Group Holdings Ltd.	1,247,979	28,315,646

APA Group (a)	591,548	3,587,916

Aristocrat Leisure Ltd.	228,448	8,729,615

ASX Ltd.	76,458	2,914,656

BHP Group Ltd.	2,115,651	57,744,263

Brambles Ltd.	555,065	8,747,436

CAR Group Ltd.	176,080	4,010,108

Cochlear Ltd.	26,860	4,909,587

Coles Group Ltd.	570,089	8,334,474

Commonwealth Bank of

Australia	697,059	69,632,049

Computershare Ltd.	208,335	4,898,894

CSL Ltd.	202,643	24,727,817

Evolution Mining Ltd.	866,895	6,745,657

Fortescue Ltd.	713,208	10,001,708

Goodman Group REIT	868,947	16,892,678

Insurance Australia Group Ltd.	967,269	4,916,435

Lottery Corp. Ltd.	889,308	3,186,257

Lynas Rare Earths Ltd. *	367,871	3,486,626

Macquarie Group Ltd.	152,994	19,745,590

Medibank Pvt Ltd.	1,139,145	3,544,165

National Australia Bank Ltd.	1,278,776	33,587,692

Northern Star Resources Ltd.	567,914	10,103,077

Origin Energy Ltd.	696,354	5,327,387

Pro Medicus Ltd.	23,411	4,087,179

Qantas Airways Ltd.	278,542	1,820,801

QBE Insurance Group Ltd.	611,344	7,708,284

REA Group Ltd.	21,015	2,696,667

Rio Tinto Ltd.	158,988	13,775,261

Santos Ltd.	1,298,238	5,476,228

Scentre Group REIT	2,121,722	5,670,090

SGH Ltd.	82,371	2,551,438

Sigma Healthcare Ltd.	2,035,748	3,840,235

Sonic Healthcare Ltd.	182,565	2,789,803

South32 Ltd.	1,821,877	3,842,521

Stockland REIT	980,540	3,866,367

Suncorp Group Ltd.	443,759	5,104,028

Telstra Group Ltd.	1,690,507	5,447,828

Transurban Group (a)	1,285,517	12,571,264

Vicinity Ltd. REIT	1,615,455	2,602,983

Washington H Soul Pattinson &

Co. Ltd.	139,790	3,462,892

Wesfarmers Ltd.	476,973	25,580,731

Westpac Banking Corp.	1,427,739	35,153,006

WiseTech Global Ltd.	80,594	3,854,658

Woodside Energy Group Ltd.	798,045	13,031,397

Woolworths Group Ltd.	508,488	9,765,309

(Cost $440,604,037)		518,788,703

	Number of Shares	Value $

Austria – 0.3%

Erste Group Bank AG	127,033	13,873,790

OMV AG	61,822	3,419,302

Raiffeisen Bank International AG	53,434	2,165,703

Verbund AG	30,185	2,223,428

(Cost $11,835,257)		21,682,223

Belgium – 0.9%

Ageas SA/NV	65,436	4,470,852

Anheuser-Busch InBev SA/NV	412,318	25,358,890

D’ieteren Group	8,922	1,552,429

Elia Group SA/NV	17,645	2,130,741

Financiere de Tubize SA	8,135	1,981,687

Groupe Bruxelles Lambert NV	36,511	3,157,400

KBC Group NV	96,503	11,882,807

Lotus Bakeries NV	172	1,544,285

Sofina SA	6,601	1,862,222

Syensqo SA	28,364	2,311,713

UCB SA	52,928	14,765,861

(Cost $55,926,155)		71,018,887

Chile – 0.1%

Antofagasta PLC

(Cost $3,109,369)	168,006	6,137,214

China – 0.0%

Yangzijiang Shipbuilding Holdings Ltd.

(Cost $1,937,665)	984,200	2,544,330

Denmark – 1.9%

A.P. Moller – Maersk A/S, Class A (b)	1,076	2,155,944

A.P. Moller – Maersk A/S, Class B (b)	1,762	3,523,617

Carlsberg AS, Class B	38,555	4,788,385

Coloplast A/S, Class B	51,802	4,673,139

Danske Bank A/S	284,537	13,081,754

Demant A/S *	37,011	1,260,105

DSV A/S	85,836	19,565,147

Genmab A/S *	25,752	8,155,747

Novo Nordisk A/S, Class B (b)	1,342,495	66,100,916

Novonesis (Novozymes) B, Class B	146,174	9,117,995

Orsted AS, 144A *	211,050	4,482,788

Pandora A/S	31,474	3,760,337

ROCKWOOL A/S, Class B	39,145	1,322,121

Tryg A/S	140,521	3,481,268

Vestas Wind Systems A/S	422,760	10,056,490

(Cost $143,345,603)		155,525,753

Finland – 1.1%

Elisa OYJ (b)	59,652	2,610,087

Fortum OYJ	176,099	3,614,645

Kesko OYJ, Class B (b)	108,204	2,303,232

Kone OYJ, Class B	141,019	9,576,098

See Notes to Financial Statements.

32  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Metso Corp.	284,917	4,686,545

Neste OYJ	172,133	3,322,582

Nokia OYJ	2,209,022	13,432,451

Nordea Bank Abp	1,278,800	22,607,150

Orion OYJ, Class B	42,821	3,062,303

Sampo OYJ, Class A	1,003,634	11,799,330

Stora Enso OYJ, Class R	240,060	2,820,898

UPM-Kymmene OYJ	218,548	5,960,157

Wartsila OYJ Abp	216,720	7,016,444

(Cost $69,751,785)		92,811,922

France – 10.3%

Accor SA	78,389	4,239,217

Aeroports de Paris SA	14,880	2,180,040

Air Liquide SA	241,186	46,196,598

Airbus SE	247,552	58,709,959

Alstom SA *	137,902	3,605,643

Amundi SA, 144A	25,048	2,004,843

AXA SA	723,529	32,648,540

BioMerieux	16,643	2,083,106

BNP Paribas SA	418,908	35,808,443

Bollore SE	296,517	1,644,128

Bouygues SA	74,990	3,742,243

Bureau Veritas SA	147,820	4,729,178

Capgemini SE	66,226	10,355,633

Carrefour SA	240,421	3,699,456

Cie de Saint-Gobain SA	185,580	18,500,554

Cie Generale des Etablissements Michelin SCA	283,423	9,254,900

Covivio SA REIT	28,694	1,853,978

Credit Agricole SA	445,549	8,538,149

Danone SA	270,291	24,142,405

Dassault Aviation SA	8,150	2,558,254

Dassault Systemes SE	272,115	7,610,408

Edenred SE	94,975	2,037,063

Eiffage SA	28,222	3,895,767

Engie SA	757,688	19,248,316

EssilorLuxottica SA	125,713	45,016,844

FDJ UNITED	44,467	1,251,373

Gecina SA REIT	19,588	1,815,495

Getlink SE	123,431	2,230,745

Hermes International SCA	13,218	32,199,065

Ipsen SA	14,851	2,141,337

Kering SA	30,561	10,379,988

Klepierre SA REIT	87,854	3,420,123

Legrand SA	109,966	16,653,040

L’Oreal SA	100,229	43,669,398

LVMH Moet Hennessy Louis Vuitton SE	104,094	76,736,056

Orange SA	775,321	12,762,101

Pernod Ricard SA	82,805	7,451,858

Publicis Groupe SA	93,556	9,113,931

	Number of Shares	Value $

Renault SA	76,210	3,047,274

Rexel SA	98,797	3,757,884

Safran SA	150,222	50,586,985

Sanofi SA	461,080	45,869,001

Sartorius Stedim Biotech	11,289	2,714,645

Schneider Electric SE	228,387	61,198,614

Societe Generale SA	291,588	20,274,241

Sodexo SA	37,177	1,963,928

Thales SA	38,915	10,174,877

TotalEnergies SE	827,043	54,492,239

Unibail-Rodamco-Westfield REIT *	49,878	5,300,997

Veolia Environnement SA	263,638	8,957,475

Vinci SA	208,558	29,575,626

(Cost $598,687,054)		872,041,961

Germany – 9.1%

adidas AG	71,877	13,373,729

Allianz SE	160,696	69,399,498

BASF SE	376,444	19,606,720

Bayer AG	413,715	14,630,046

Bayerische Motoren Werke AG	116,428	11,890,379

Beiersdorf AG	40,479	4,350,912

Brenntag SE	50,497	2,896,610

Commerzbank AG	299,021	11,751,771

Continental AG	44,333	3,319,054

CTS Eventim AG & Co. KGaA	24,919	2,438,226

Daimler Truck Holding AG	199,771	8,451,357

Delivery Hero SE, 144A *	77,159	1,799,040

Deutsche Bank AG (c)	774,292	27,493,265

Deutsche Boerse AG	78,897	21,095,491

Deutsche Lufthansa AG	254,465	2,441,135

Deutsche Post AG	400,770	20,841,173

Deutsche Telekom AG	1,530,419	49,281,967

E.ON SE	935,508	16,657,664

Evonik Industries AG	109,109	1,679,538

Fresenius Medical Care AG	89,871	4,300,330

Fresenius SE & Co. KGaA	172,669	9,480,017

GEA Group AG	59,135	4,006,044

Hannover Rueck SE	25,054	7,538,853

Heidelberg Materials AG	56,225	14,433,415

Henkel AG & Co. KGaA	42,629	3,199,393

Hensoldt AG	27,344	2,167,997

HOCHTIEF AG	6,312	2,231,722

Infineon Technologies AG	545,747	22,999,319

Knorr-Bremse AG	28,281	2,998,466

LEG Immobilien SE	30,300	2,277,592

Mercedes-Benz Group AG	301,658	20,351,549

Merck KGaA	55,189	7,426,236

MTU Aero Engines AG	22,762	9,302,106

Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	54,387	34,320,391

See Notes to Financial Statements.

DBX ETF Trust  |  33

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Nemetschek SE	24,830	2,772,271

Rational AG	2,192	1,637,512

Rheinmetall AG	19,181	32,941,084

RWE AG	263,871	13,388,400

SAP SE	434,559	105,127,701

Scout24 SE, 144A	30,161	3,082,335

Siemens AG	316,775	83,890,935

Siemens Energy AG *	322,822	43,176,820

Siemens Healthineers AG, 144A	136,732	6,794,818

Symrise AG	54,489	4,515,528

Talanx AG	27,476	3,569,684

Vonovia SE	319,761	9,688,508

Zalando SE, 144A *	90,678	2,440,328

(Cost $505,806,781)		763,456,929

Hong Kong – 2.2%

AIA Group Ltd.	4,387,046	45,415,488

BOC Hong Kong Holdings Ltd.	1,513,755	7,283,165

CK Asset Holdings Ltd.	768,362	3,939,609

CK Hutchison Holdings Ltd.	1,148,732	8,107,429

CK Infrastructure Holdings Ltd.	257,925	1,785,579

CLP Holdings Ltd.	665,211	5,809,852

Futu Holdings Ltd., ADR	23,979	4,068,277

Galaxy Entertainment Group Ltd.	852,169	4,404,336

Hang Seng Bank Ltd.	315,384	6,165,255

Henderson Land Development Co. Ltd.	578,762	2,181,006

HKT Trust & HKT Ltd. (a)	1,476,205	2,256,266

Hong Kong & China Gas Co. Ltd.	4,488,716	4,174,048

Hong Kong Exchanges & Clearing Ltd.	508,437	26,839,581

Hongkong Land Holdings Ltd.	444,646	2,823,502

Jardine Matheson Holdings Ltd.	65,547	4,299,883

Link REIT	1,046,735	4,958,204

MTR Corp. Ltd.	650,093	2,578,396

Power Assets Holdings Ltd.	600,881	4,017,038

Prudential PLC	1,060,213	15,355,505

Sino Land Co. Ltd.	1,589,095	2,130,822

SITC International Holdings Co. Ltd.	557,991	1,916,396

Sun Hung Kai Properties Ltd.	593,799	7,519,919

Swire Pacific Ltd., Class A	141,074	1,209,470

Techtronic Industries Co. Ltd.	598,053	6,997,692

WH Group Ltd., 144A	3,319,175	3,470,175

Wharf Holdings Ltd.	420,140	1,273,511

Wharf Real Estate Investment Co. Ltd.	707,017	2,230,257

(Cost $147,181,523)		183,210,661

Ireland – 0.8%

AerCap Holdings NV	72,911	9,770,074

AIB Group PLC	880,029	9,034,383

Bank of Ireland Group PLC	406,369	7,523,357

DCC PLC	38,483	2,545,480

	Number of Shares	Value $

Experian PLC	378,157	16,643,884

Kerry Group PLC, Class A	67,533	6,263,149

Kingspan Group PLC	62,010	5,312,151

Ryanair Holdings PLC	339,908	11,126,962

(Cost $46,251,168)		68,219,440

Israel – 1.0%

Azrieli Group Ltd.	18,156	1,837,307

Bank Hapoalim BM	526,462	11,341,044

Bank Leumi Le-Israel BM	623,422	13,015,033

Check Point Software

Technologies Ltd. *	35,010	6,538,818

CyberArk Software Ltd. *	21,904	10,044,955

Elbit Systems Ltd.	11,253	5,263,589

ICL Group Ltd.	291,634	1,609,262

Israel Discount Bank Ltd., Class A	509,573	5,311,306

Mizrahi Tefahot Bank Ltd.	65,757	4,586,057

Monday.com Ltd. *	18,408	2,648,175

Nice Ltd. *	26,215	2,728,385

Nova Ltd. *	12,752	3,965,942

Phoenix Financial Ltd.	97,969	3,928,371

Teva Pharmaceutical Industries Ltd., ADR *	479,010	12,880,579

Wix.com Ltd. *	21,239	2,032,785

(Cost $53,975,776)		87,731,608

Italy – 3.0%

Banca Mediolanum SpA	87,147	1,864,110

Banca Monte dei Paschi di Siena SpA	804,549	7,609,010

Banco BPM SpA (b)	460,263	6,628,435

BPER Banca SPA	600,008	7,224,580

Buzzi SpA	31,291	1,927,402

Davide Campari-Milano NV	237,343	1,615,016

Enel SpA	3,393,136	35,062,243

Eni SpA	851,832	15,940,443

Ferrari NV	52,650	20,630,808

FinecoBank Banca Fineco SpA	248,186	6,088,999

Generali	350,345	13,890,766

Infrastrutture Wireless Italiane SpA, 144A (b)	113,897	1,041,771

Intesa Sanpaolo SpA	5,988,576	38,804,556

Leonardo SpA	163,520	8,898,044

Moncler SpA	95,252	6,421,817

Nexi SpA, 144A	209,016	974,442

Poste Italiane SpA, 144A	186,327	4,454,634

Prysmian SpA	114,890	11,501,414

Recordati Industria Chimica e Farmaceutica SpA	50,695	2,993,237

Snam SpA	812,322	5,403,114

Telecom Italia SpA *	4,544,807	2,555,855

Terna - Rete Elettrica Nazionale	575,971	6,071,936

UniCredit SpA	586,461	43,600,115

See Notes to Financial Statements.

34  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Unipol Assicurazioni SpA	145,481	3,333,815

(Cost $144,595,303)		254,536,562

Japan – 22.2%

Advantest Corp.	319,199	42,061,736

Aeon Co. Ltd.	916,900	16,603,912

AGC, Inc.	81,600	2,822,605

Aisin Corp.	215,162	3,830,859

Ajinomoto Co., Inc.	365,994	8,492,355

ANA Holdings, Inc.	64,900	1,224,720

Asahi Group Holdings Ltd.	656,810	7,624,364

Asahi Kasei Corp.	516,200	4,311,034

Asics Corp.	296,680	7,108,235

Astellas Pharma, Inc.	768,763	9,694,469

Bandai Namco Holdings, Inc.	239,200	7,011,774

Bridgestone Corp.	244,290	11,457,254

Canon, Inc.	357,286	10,539,640

Capcom Co. Ltd.	142,000	3,476,790

Central Japan Railway Co.	323,870	8,852,806

Chiba Bank Ltd.	216,300	2,278,118

Chubu Electric Power Co., Inc.	292,609	4,572,601

Chugai Pharmaceutical Co. Ltd.	276,100	14,807,618

Dai Nippon Printing Co. Ltd.	159,600	2,698,501

Daifuku Co. Ltd.	129,263	4,090,486

Dai-ichi Life Holdings, Inc.	1,474,252	11,504,906

Daiichi Sankyo Co. Ltd.	752,188	18,614,413

Daikin Industries Ltd.	111,036	14,425,293

Daito Trust Construction Co. Ltd.	120,765	2,309,493

Daiwa House Industry Co. Ltd.	243,818	8,318,294

Daiwa Securities Group, Inc.	549,887	4,558,913

Denso Corp.	732,612	9,663,215

Disco Corp.	37,900	10,614,621

East Japan Railway Co.	407,493	10,559,220

Ebara Corp.	187,700	4,914,292

Eisai Co. Ltd.	107,452	3,370,004

ENEOS Holdings, Inc.	1,084,528	7,143,826

FANUC Corp.	391,185	12,591,878

Fast Retailing Co. Ltd.	79,869	29,228,351

Fuji Electric Co. Ltd.	57,300	3,992,724

FUJIFILM Holdings Corp.	473,472	10,188,715

Fujikura Ltd.	103,300	11,875,464

Fujitsu Ltd.	722,820	19,197,736

Hankyu Hanshin Holdings, Inc.	94,640	2,376,607

Hikari Tsushin, Inc.	7,400	2,058,768

Hitachi Ltd.	1,909,285	60,748,866

Honda Motor Co. Ltd.	1,551,303	15,618,345

Hoya Corp.	141,274	21,217,339

Hulic Co. Ltd.	186,500	2,057,424

Idemitsu Kosan Co. Ltd.	327,720	2,428,411

IHI Corp.	425,200	7,585,466

Inpex Corp.	381,507	8,138,849

Isuzu Motors Ltd.	218,100	3,315,360

	Number of Shares	Value $

ITOCHU Corp.	496,520	29,764,488

Japan Airlines Co. Ltd.	65,373	1,219,621

Japan Exchange Group, Inc.	411,256	4,718,619

Japan Post Bank Co. Ltd.	724,958	8,717,232

Japan Post Holdings Co. Ltd.	768,260	7,552,703

Japan Post Insurance Co. Ltd.	67,900	1,889,493

Japan Tobacco, Inc.	494,341	18,574,988

JFE Holdings, Inc.	235,685	2,890,590

JX Advanced Metals Corp.	226,200	2,417,880

Kajima Corp.	170,200	6,344,076

Kansai Electric Power Co., Inc.	388,567	6,642,022

Kao Corp.	189,804	7,675,307

Kawasaki Heavy Industries Ltd.	63,900	4,044,190

Kawasaki Kisen Kaisha Ltd.	130,300	1,734,524

KDDI Corp.	1,225,720	21,112,937

Keyence Corp.	81,472	27,727,822

Kikkoman Corp.	280,110	2,565,373

Kioxia Holdings Corp. *	54,800	3,301,196

Kirin Holdings Co. Ltd.	315,823	4,962,673

Kobe Bussan Co. Ltd.	61,600	1,496,011

Komatsu Ltd.	403,336	13,230,991

Konami Group Corp.	39,966	6,100,869

Kubota Corp.	404,581	5,840,435

Kyocera Corp.	545,316	7,463,432

Kyowa Kirin Co. Ltd.	98,300	1,656,066

Lasertec Corp.	32,700	5,880,722

LY Corp.	1,155,800	3,112,680

M3, Inc.	173,842	2,869,161

Makita Corp.	89,400	2,597,719

Marubeni Corp.	596,805	15,743,818

MatsukiyoCocokara & Co.	133,000	2,461,701

MINEBEA MITSUMI, Inc.	148,020	3,006,093

Mitsubishi Chemical Group Corp.	519,900	2,934,468

Mitsubishi Corp.	1,327,975	31,485,612

Mitsubishi Electric Corp.	779,979	21,095,500

Mitsubishi Estate Co. Ltd.	434,351	10,250,951

Mitsubishi HC Capital, Inc.	339,600	2,717,626

Mitsubishi Heavy Industries Ltd.	1,337,111	33,800,289

Mitsubishi UFJ Financial Group, Inc.	4,777,548	74,153,885

Mitsui & Co. Ltd.	1,033,132	27,439,467

Mitsui Fudosan Co. Ltd.	1,111,103	13,047,312

Mitsui OSK Lines Ltd.	138,700	3,937,858

Mizuho Financial Group, Inc.	1,039,931	36,451,533

MonotaRO Co. Ltd.	100,000	1,468,234

MS&AD Insurance Group Holdings, Inc.	542,613	12,041,463

Murata Manufacturing Co. Ltd.	694,531	14,291,841

NEC Corp.	540,878	20,406,765

Nexon Co. Ltd.	141,045	3,431,728

Nidec Corp.	346,592	4,370,691

See Notes to Financial Statements.

DBX ETF Trust  |  35

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Nintendo Co. Ltd.	461,359	39,239,449

Nippon Building Fund, Inc. REIT	3,206	3,065,555

Nippon Paint Holdings Co. Ltd.	384,610	2,507,576

Nippon Sanso Holdings Corp.	68,600	2,233,212

Nippon Steel Corp.	2,064,184	8,353,771

Nippon Yusen KK	177,400	5,623,991

Nissan Motor Co. Ltd. *	918,642	2,260,422

Nitori Holdings Co. Ltd. (b)	166,905	2,888,288

Nitto Denko Corp.	292,720	7,238,324

Nomura Holdings, Inc.	1,296,019	9,773,680

Nomura Research Institute Ltd.	158,143	6,313,971

NTT, Inc.	12,662,915	12,635,341

Obayashi Corp.	269,000	5,485,436

Obic Co. Ltd.	136,200	4,380,661

Olympus Corp.	489,716	6,586,420

Oracle Corp.	16,600	1,427,277

Oriental Land Co. Ltd.	436,800	8,412,051

ORIX Corp.	476,546	12,949,819

Osaka Gas Co. Ltd.	149,600	5,254,300

Otsuka Corp.	93,700	1,852,516

Otsuka Holdings Co. Ltd.	178,867	10,133,582

Pan Pacific International Holdings Corp.	786,160	4,768,619

Panasonic Holdings Corp.	969,385	12,177,845

Rakuten Group, Inc. *	623,786	3,813,268

Recruit Holdings Co. Ltd.	589,018	30,201,602

Renesas Electronics Corp.	718,000	8,514,007

Resona Holdings, Inc.	839,525	8,546,337

Ryohin Keikaku Co. Ltd.	204,100	4,050,890

Sanrio Co. Ltd.	75,300	2,692,937

SBI Holdings, Inc.	236,050	4,970,747

SCREEN Holdings Co. Ltd.	33,700	2,774,520

SCSK Corp.	59,600	2,171,159

Secom Co. Ltd.	176,000	5,950,455

Seibu Holdings, Inc.	85,400	2,652,137

Sekisui Chemical Co. Ltd.	154,000	2,622,064

Sekisui House Ltd.	244,951	5,486,062

Seven & i Holdings Co. Ltd.	874,334	12,028,112

SG Holdings Co. Ltd.	127,200	1,271,267

Shimadzu Corp.	92,500	2,641,588

Shimano, Inc.	29,194	3,084,123

Shin-Etsu Chemical Co. Ltd.	707,117	21,294,122

Shionogi & Co. Ltd.	325,122	5,581,462

Shiseido Co. Ltd.	160,057	2,276,717

SMC Corp.	24,192	8,502,991

SoftBank Corp.	12,153,516	17,373,285

SoftBank Group Corp.	398,194	42,907,737

Sompo Holdings, Inc.	360,305	11,429,427

Sony Financial Group, Inc. *	2,511,180	2,377,049

Sony Group Corp.	2,562,480	75,082,272

Subaru Corp.	242,034	5,439,332

Sumitomo Corp.	451,576	14,165,616

	Number of Shares	Value $

Sumitomo Electric Industries Ltd.	290,100	11,409,659

Sumitomo Metal Mining Co. Ltd.	99,700	3,276,934

Sumitomo Mitsui Financial Group, Inc.	1,528,266	45,983,052

Sumitomo Mitsui Trust Holdings, Inc.	258,562	7,486,607

Sumitomo Realty & Development Co. Ltd.	124,503	6,013,844

Suntory Beverage & Food Ltd.	70,685	2,241,784

Suzuki Motor Corp.	642,104	10,038,272

Sysmex Corp.	201,321	1,915,992

T&D Holdings, Inc.	195,100	4,239,620

Taisei Corp.	64,915	5,550,245

Takeda Pharmaceutical Co. Ltd.	653,311	18,853,717

TDK Corp.	821,941	13,473,536

Terumo Corp.	575,705	8,996,543

TIS, Inc.	81,600	2,697,179

Toho Co. Ltd.	41,500	2,390,755

Tokio Marine Holdings, Inc.	769,375	27,145,426

Tokyo Electron Ltd.	186,634	38,010,511

Tokyo Gas Co. Ltd.	127,680	5,177,852

Tokyo Metro Co. Ltd. (b)	129,600	1,332,604

Tokyu Corp.	195,110	2,277,991

TOPPAN Holdings, Inc.	96,389	3,110,079

Toray Industries, Inc.	562,743	3,658,154

Toyota Industries Corp. (b)	68,542	7,673,333

Toyota Motor Corp.	3,950,843	79,274,953

Toyota Tsusho Corp.	284,233	9,200,164

Trend Micro, Inc.	51,476	2,570,174

Tsuruha Holdings, Inc.	112,700	1,998,631

Unicharm Corp.	463,800	2,720,303

West Japan Railway Co.	182,912	3,640,902

Yamaha Motor Co. Ltd.	371,922	2,695,208

Yokogawa Electric Corp.	102,575	3,279,457

Yokohama Financial Group, Inc.	431,815	3,414,087

Zensho Holdings Co. Ltd.	40,300	2,427,705

ZOZO, Inc.	165,991	1,430,920

(Cost $1,258,217,040)		1,871,886,909

Luxembourg – 0.2%

ArcelorMittal SA	193,121	8,329,081

CVC Capital Partners PLC, 144A	89,369	1,476,234

Eurofins Scientific SE	46,742	3,179,505

Tenaris SA	148,616	2,996,219

(Cost $11,340,776)		15,981,039

Macau – 0.0%

Sands China Ltd.

(Cost $3,330,727)	997,632	2,716,458

Mexico – 0.0%

Fresnillo PLC

(Cost $2,023,016)	85,316	2,976,449

See Notes to Financial Statements.

36  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Netherlands – 5.2%

ABN AMRO Bank NV CVA, 144A	237,817	8,041,548

Adyen NV, 144A *	10,644	16,552,451

Aegon Ltd.	526,690	4,248,621

Akzo Nobel NV	75,067	4,879,838

Argenx SE *	25,741	23,362,132

ASM International NV	19,722	10,853,101

ASML Holding NV	161,473	169,214,753

ASR Nederland NV	63,929	4,313,011

BE Semiconductor Industries NV	30,377	4,577,330

Euronext NV, 144A	30,267	4,645,019

EXOR NV	38,136	3,211,663

Ferrovial SE (b)	211,424	13,846,926

Heineken Holding NV	58,219	4,156,722

Heineken NV	121,724	9,909,410

IMCD NV	23,660	2,120,997

ING Groep NV	1,261,418	32,703,541

JDE Peet’s NV	68,583	2,515,571

Koninklijke Ahold Delhaize NV	374,951	15,505,732

Koninklijke KPN NV	1,652,159	7,551,032

Koninklijke Philips NV	317,914	8,946,613

Nebius Group NV * (b)	88,911	8,434,987

NN Group NV	115,525	8,372,887

Prosus NV *	549,280	34,572,581

QIAGEN NV	87,387	4,168,799

Randstad NV	39,596	1,539,620

Stellantis NV	835,185	8,906,317

Universal Music Group NV	454,312	11,636,209

Wolters Kluwer NV	96,251	10,227,252

(Cost $265,258,316)		439,014,663

New Zealand – 0.2%

Auckland International Airport Ltd.	701,829	3,221,676

Contact Energy Ltd.	333,556	1,843,128

Fisher & Paykel Healthcare Corp. Ltd.	239,742	5,131,136

Infratil Ltd.	431,152	2,887,100

Meridian Energy Ltd.	590,378	1,907,212

Xero Ltd. *	66,125	5,294,877

(Cost $18,818,193)		20,285,129

Norway – 0.6%

Aker BP ASA	133,036	3,237,327

DNB Bank ASA	361,915	9,672,235

Equinor ASA	333,840	7,688,359

Gjensidige Forsikring ASA	77,115	2,157,670

Kongsberg Gruppen ASA	175,298	4,151,432

Mowi ASA	190,923	4,330,949

Norsk Hydro ASA	568,902	4,068,263

Orkla ASA	276,848	2,962,258

Salmar ASA	27,772	1,621,615

Telenor ASA	266,236	3,842,996

	Number of Shares	Value $

Yara International ASA	64,024	2,337,277

(Cost $38,195,852)		46,070,381

Poland – 0.0%

InPost SA * (b)

(Cost $1,709,656)	96,436	1,129,845

Portugal – 0.2%

Banco Comercial Portugues SA,

Class R	3,492,837	3,328,061

EDP SA	1,285,970	5,737,178

Galp Energia SGPS SA	175,945	3,544,132

Jeronimo Martins SGPS SA	111,594	2,645,940

(Cost $12,531,784)		15,255,311

Singapore – 1.7%

CapitaLand Ascendas REIT	1,535,499	3,329,670

CapitaLand Integrated Commercial Trust REIT	2,547,381	4,619,628

CapitaLand Investment Ltd. (b)	1,072,500	2,193,252

DBS Group Holdings Ltd.	890,544	37,247,741

Grab Holdings Ltd., Class A *	1,009,907	5,503,993

Keppel Ltd.	627,900	4,961,759

Oversea-Chinese Banking Corp. Ltd.	1,395,187	19,918,169

Sea Ltd., ADR *	157,447	21,886,707

Sembcorp Industries Ltd. (b)	425,100	2,010,930

Singapore Airlines Ltd.	633,850	3,174,508

Singapore Exchange Ltd.	363,300	4,726,811

Singapore Technologies Engineering Ltd.	641,500	4,108,847

Singapore Telecommunications Ltd.	3,082,289	11,250,706

United Overseas Bank Ltd.	521,254	13,668,411

Wilmar International Ltd.	844,832	2,112,325

(Cost $92,973,862)		140,713,457

Spain – 3.5%

Acciona SA	10,286	2,063,002

ACS Actividades de Construccion y Servicios SA	71,877	6,641,007

Aena Sme SA, 144A	320,832	8,730,999

Amadeus IT Group SA	192,925	14,175,056

Banco Bilbao Vizcaya Argentaria SA	2,401,135	51,709,431

Banco de Sabadell SA	2,076,331	7,558,015

Banco Santander SA	6,209,059	66,572,822

Bankinter SA	297,593	4,681,021

CaixaBank SA	1,600,451	17,852,336

Cellnex Telecom SA, 144A *	201,769	6,052,589

EDP Renovaveis SA	125,123	1,664,788

Endesa SA	130,249	4,723,040

Grifols SA	128,298	1,567,135

Iberdrola SA	2,636,917	55,624,739

Industria de Diseno Textil SA	457,089	25,583,285

Mapfre SA	375,186	1,735,641

See Notes to Financial Statements.

DBX ETF Trust  |  37

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Naturgy Energy Group SA	78,753	2,422,696

Redeia Corp. SA	162,635	2,901,540

Repsol SA	470,186	8,715,749

Telefonica SA (b)	1,511,923	6,550,561

(Cost $173,780,853)		297,525,452

Sweden – 3.6%

AddTech AB, Class B	105,416	3,622,194

Alfa Laval AB	129,133	6,096,270

Assa Abloy AB, Class B	417,448	15,856,122

Atlas Copco AB, Class A	1,132,033	19,209,051

Atlas Copco AB, Class B	644,110	9,844,886

Beijer Ref AB	188,901	3,008,306

Boliden AB *	118,012	5,647,506

Epiroc AB, Class A	270,621	5,807,447

Epiroc AB, Class B	166,923	3,216,127

EQT AB (b)	201,465	6,978,011

Essity AB, Class B	243,278	6,730,701

Evolution AB, 144A	56,943	3,891,518

Fastighets AB Balder, Class B *	273,276	1,966,000

H & M Hennes & Mauritz AB, Class B (b)	201,462	3,655,399

Hexagon AB, Class B	876,959	10,254,929

Holmen AB, Class B (b)	33,418	1,223,315

Industrivarden AB, Class A	50,996	2,141,184

Industrivarden AB, Class C	63,580	2,671,573

Indutrade AB	119,509	2,964,639

Investment AB Latour, Class B	59,672	1,426,548

Investor AB, Class B	770,000	26,213,252

L E Lundbergforetagen AB, Class B	31,453	1,672,438

Lifco AB, Class B	100,663	3,701,978

Nibe Industrier AB, Class B	630,647	2,331,289

Saab AB, Class B	133,207	6,710,474

Sagax AB, Class B	94,991	2,032,442

Sandvik AB	454,979	13,739,561

Securitas AB, Class B (b)	196,062	2,990,475

Skandinaviska Enskilda Banken AB, Class A	616,049	12,257,750

Skanska AB, Class B	136,384	3,498,822

SKF AB, Class B	134,934	3,530,227

Spotify Technology SA *	65,364	39,144,539

Svenska Cellulosa AB SCA, Class B	264,992	3,442,585

Svenska Handelsbanken AB, Class A	589,459	8,172,926

Swedbank AB, Class A	360,134	11,455,229

Swedish Orphan Biovitrum AB *	77,953	2,797,438

Tele2 AB, Class B	222,885	3,545,970

Telefonaktiebolaget LM Ericsson, Class B	1,170,671	11,293,854

Telia Co. AB	966,150	3,878,538

Trelleborg AB, Class B	79,880	3,357,330

	Number of Shares	Value $

Volvo AB, Class B	650,736	19,492,545

(Cost $219,176,759)		301,471,388

Switzerland – 9.7%

ABB Ltd.	654,374	47,019,130

Alcon, Inc.	211,597	16,821,343

Avolta AG *	33,708	1,851,359

Baloise Holding AG	16,757	4,384,814

Banque Cantonale Vaudoise	11,161	1,353,270

Barry Callebaut AG (b)	1,335	2,138,859

Belimo Holding AG	3,981	3,892,787

BKW AG	8,420	1,756,743

Chocoladefabriken Lindt & Spruengli AG	45	6,699,863

Chocoladefabriken Lindt & Spruengli AG Participation Certificates	376	5,532,578

Cie Financiere Richemont SA, Class A	224,318	47,555,528

Coca-Cola HBC AG *	88,478	4,439,126

DSM-Firmenich AG	70,498	5,786,592

EMS-Chemie Holding AG	2,879	1,964,013

Galderma Group AG	63,059	12,559,990

Geberit AG	14,442	11,247,249

Givaudan SA	3,876	16,342,602

Glencore PLC *	4,179,969	19,975,229

Helvetia Holding AG	14,983	3,887,038

Holcim AG *	209,424	19,610,200

Julius Baer Group Ltd.	84,700	6,052,259

Kuehne + Nagel International AG	21,446	4,300,947

Logitech International SA	62,576	7,034,250

Lonza Group AG	29,412	20,137,682

Nestle SA	1,072,780	106,610,267

Novartis AG	791,643	102,963,850

Partners Group Holding AG	9,415	11,167,200

Roche Holding AG	13,297	5,287,018

Roche Holding AG	292,417	111,899,646

Sandoz Group AG	170,079	12,009,064

Schindler Holding AG	9,923	3,366,137

Schindler Holding AG Participation Certificates	17,449	6,234,113

SGS SA	70,523	8,090,875

Sika AG	63,165	12,443,497

Sonova Holding AG	20,428	5,088,563

STMicroelectronics NV	169,503	3,888,428

STMicroelectronics NV, Class Y	110,403	2,538,165

Straumann Holding AG	45,639	5,204,198

Swatch Group AG – Bearer	11,972	2,416,606

Swiss Life Holding AG	11,817	12,957,069

Swiss Prime Site AG	36,154	5,333,311

Swiss Re AG	124,713	21,975,756

Swisscom AG	10,852	7,788,097

UBS Group AG	1,324,450	51,144,577

See Notes to Financial Statements.

38  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

VAT Group AG, 144A	11,150	4,905,278

Zurich Insurance Group AG	60,892	43,753,097

(Cost $580,091,243)		819,408,263

United Kingdom – 13.8%

3i Group PLC	414,792	17,349,809

Admiral Group PLC	105,452	4,430,372

Anglo American PLC	469,259	17,719,930

Ashtead Group PLC	174,872	11,182,521

Associated British Foods PLC	131,298	3,714,596

AstraZeneca PLC	645,451	119,463,766

Auto Trader Group PLC, 144A	359,481	3,042,489

Aviva PLC	1,298,023	11,205,956

BAE Systems PLC	1,254,635	27,427,430

Barclays PLC	5,856,823	33,376,067

Barratt Redrow PLC	545,336	2,848,743

BP PLC	6,562,759	39,480,784

British American Tobacco PLC	910,531	53,317,213

BT Group PLC	2,454,871	5,883,550

Bunzl PLC	131,881	3,779,999

Centrica PLC	2,059,601	4,678,422

Coca-Cola Europacific Partners PLC	84,698	7,765,960

Compass Group PLC	716,497	22,510,298

Diageo PLC	932,470	21,434,417

Endeavour Mining PLC	78,437	3,625,756

Entain PLC	239,245	2,462,159

GSK PLC	1,695,332	40,216,339

Haleon PLC	3,655,977	17,960,254

Halma PLC	155,386	7,326,796

Hikma Pharmaceuticals PLC	64,197	1,321,350

HSBC Holdings PLC	7,167,365	101,596,010

Imperial Brands PLC	316,628	13,453,518

Informa PLC	530,414	6,742,919

InterContinental Hotels Group PLC	60,840	8,070,350

International Consolidated Airlines Group SA	489,304	2,570,628

Intertek Group PLC	64,670	3,962,422

J Sainsbury PLC	741,569	3,164,676

JD Sports Fashion PLC	1,015,520	1,039,191

Kingfisher PLC	716,705	2,900,988

Land Securities Group PLC REIT	293,404	2,351,113

Legal & General Group PLC	2,497,694	8,167,939

Lloyds Banking Group PLC	24,686,170	31,434,751

London Stock Exchange Group PLC	193,311	22,808,092

M&G PLC	941,819	3,398,026

Marks & Spencer Group PLC	809,856	3,729,621

Melrose Industries PLC	505,097	3,980,558

National Grid PLC	2,066,151	31,375,330

NatWest Group PLC	3,352,162	28,069,306

Next PLC	49,015	9,166,761

	Number of Shares	Value $

Pearson PLC	244,121	3,225,624

Phoenix Group Holdings PLC	267,837	2,469,062

Reckitt Benckiser Group PLC	282,229	21,875,508

RELX PLC	763,005	30,631,305

Rentokil Initial PLC	1,031,049	5,683,732

Rio Tinto PLC	463,872	33,312,702

Rolls-Royce Holdings PLC	3,511,910	49,678,310

Sage Group PLC	395,799	5,632,916

Schroders PLC	278,834	1,434,423

Segro PLC REIT	523,270	4,952,689

Severn Trent PLC	119,780	4,470,720

Shell PLC	2,410,285	88,861,125

Smith & Nephew PLC	334,780	5,562,658

Smiths Group PLC	137,370	4,446,776

Spirax Group PLC	28,589	2,538,925

SSE PLC	502,618	14,632,479

Standard Chartered PLC	817,180	18,113,219

Tesco PLC	2,687,654	16,029,777

Unilever PLC	1,020,458	61,416,582

United Utilities Group PLC	281,534	4,612,674

Vodafone Group PLC	8,090,277	10,074,786

Whitbread PLC	70,632	2,329,448

Wise PLC, Class A *	268,944	3,145,392

(Cost $853,839,849)		1,166,638,007

TOTAL COMMON STOCKS

(Cost $5,754,295,402)		8,238,778,944

PREFERRED STOCKS – 0.3%

Germany – 0.3%

Bayerische Motoren Werke AG	22,511	2,121,663

Dr Ing hc F Porsche AG, 144A (b)	43,548	2,255,021

Henkel AG & Co. KGaA	67,121	5,417,527

Porsche Automobil Holding SE	59,650	2,569,175

Sartorius AG (b)	10,269	2,992,306

Volkswagen AG	86,971	9,925,205

(Cost $28,317,161)		25,280,897

EXCHANGE-TRADED FUNDS – 0.0%

iShares Currency Hedged MSCI EAFE ETF (b)

(Cost $2,605,500)	75,000	3,096,750

SECURITIES LENDING COLLATERAL – 0.6%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.91% (d)(e)

(Cost $51,095,379)	51,095,379	51,095,379

See Notes to Financial Statements.

DBX ETF Trust  |  39

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

CASH EQUIVALENTS – 2.8%

DWS Government Money Market Series “Institutional Shares”, 3.94% (d)

(Cost $240,291,690)	240,291,690	240,291,690

	Number of Shares	Value $

TOTAL INVESTMENTS – 101.5%

(Cost $6,076,605,132)		8,558,543,660

Other assets and liabilities, net – (1.5%)		(123,309,446)

NET ASSETS – 100.0%		8,435,234,214

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:

Value ($) at 5/31/2025	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2025	Value ($) at 11/30/2025
COMMON STOCKS – 0.4%

Germany – 0.4%

Deutsche Bank AG (c)

21,674,545	1,836,840	(2,103,156)		931,977	5,153,059	—	—	774,292	27,493,265

SECURITIES LENDING COLLATERAL – 0.6%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.91% (d)(e)

87,680,530	—	(36,585,151	) (f)	—	—	296,901	—	51,095,379	51,095,379

CASH EQUIVALENTS – 2.8%

DWS Government Money Market Series “Institutional Shares”, 3.94% (d)

95,373,226	561,224,747	(416,306,283)		—	—	2,260,947	—	240,291,690	240,291,690

204,728,301	563,061,587	(454,994,590)		931,977	5,153,059	2,557,848	—	292,161,361	318,880,334

*	Non-income producing security.

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2025 amounted to $49,612,719, which is 0.6% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $740,899.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2025.

ADR:	American Depositary Receipt

CVA:	Certificaten Van Aandelen (Dutch Certificate)

REIT:	Real Estate Investment Trust

144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

See Notes to Financial Statements.

40  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

At November 30, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)

CAC 40 Index	EUR	70	6,612,228	6,599,128	12/19/2025	(13,100)

DAX Index	EUR	2	1,394,701	1,384,345	12/19/2025	(10,356)

EURO STOXX 50 Index	EUR	403	26,514,361	26,524,829	12/19/2025	10,468

FTSE 100 Index	GBP	178	22,983,099	22,977,279	12/19/2025	(5,820)

FTSE MIB Index	EUR	4	994,859	1,006,996	12/19/2025	12,137

IBEX 35 Index	EUR	27	5,052,504	5,130,939	12/19/2025	78,435

MSCI EAFE Index	USD	169	23,569,570	23,819,705	12/19/2025	250,135

MSCI Singapore Index	SGD	189	6,367,797	6,463,352	12/30/2025	95,555

OMXS30 Index	SEK	323	9,408,640	9,559,017	12/19/2025	150,377

SMI Index	CHF	60	9,254,769	9,600,896	12/19/2025	346,127

SPI 200 Index	AUD	136	19,792,615	19,205,649	12/18/2025	(586,966)

TOPIX Index	JPY	197	42,106,195	42,638,754	12/11/2025	532,559

Total net unrealized appreciation						859,551

At November 30, 2025, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

RBC Capital Markets	12/2/2025	AUD	832,029,442	USD	544,870,289	—	(109,016)

Morgan Stanley Capital	12/2/2025	CHF	602,358,600	USD	752,822,152	2,967,055	—

Morgan Stanley Capital	12/2/2025	CHF	17,637,000	USD	22,033,746	78,063	—

Morgan Stanley Capital	12/2/2025	DKK	976,920,400	USD	151,284,017	—	(454,108)

Morgan Stanley Capital	12/2/2025	DKK	368,000	USD	56,971	—	(188)

RBC Capital Markets	12/2/2025	EUR	2,421,762,700	USD	2,799,606,116	—	(9,640,133)

RBC Capital Markets	12/2/2025	EUR	81,799,000	USD	94,560,135	—	(326,756)

The Bank of New York Mellon	12/2/2025	GBP	45,120,000	USD	59,283,619	—	(477,851)

The Bank of New York Mellon	12/2/2025	GBP	877,995,000	USD	1,153,638,896	—	(9,266,078)

RBC Capital Markets	12/2/2025	HKD	1,202,831,700	USD	154,846,445	356,001	—

JP Morgan & Chase Co.	12/2/2025	ILS	170,748,600	USD	52,463,774	119,017	—

JP Morgan & Chase Co.	12/2/2025	ILS	2,882,000	USD	885,539	2,032	—

The Bank of New York Mellon	12/2/2025	JPY	267,003,952,200	USD	1,737,930,881	27,901,727	—

The Bank of New York Mellon	12/2/2025	JPY	18,688,903,000	USD	121,643,798	1,950,555	—

Goldman Sachs & Co.	12/2/2025	NOK	254,254,000	USD	25,131,363	11,297	—

JP Morgan & Chase Co.	12/2/2025	NOK	7,366,900	USD	728,147	304	—

RBC Capital Markets	12/2/2025	NOK	211,411,000	USD	20,897,802	10,586	—

JP Morgan & Chase Co.	12/2/2025	NZD	2,328,000	USD	1,334,626	—	(1,180)

JP Morgan & Chase Co.	12/2/2025	NZD	13,080,700	USD	7,499,206	—	(6,500)

RBC Capital Markets	12/2/2025	NZD	10,227,000	USD	5,860,511	—	(7,742)

Morgan Stanley Capital	12/2/2025	SEK	132,043,000	USD	13,927,803	—	(58,395)

Morgan Stanley Capital	12/2/2025	SEK	2,325,626,000	USD	245,402,190	—	(931,707)

Goldman Sachs & Co.	12/2/2025	SGD	55,553,300	USD	42,778,060	—	(92,102)

Goldman Sachs & Co.	12/2/2025	SGD	4,210,000	USD	3,241,853	—	(6,980)

RBC Capital Markets	12/2/2025	SGD	89,492,300	USD	68,913,810	—	(146,884)

RBC Capital Markets	12/2/2025	USD	542,957,768	AUD	827,931,942	—	(662,325)

RBC Capital Markets	12/2/2025	USD	1,243,989	AUD	1,899,600	249	—

RBC Capital Markets	12/2/2025	USD	1,242,426	AUD	1,898,900	1,353	—

See Notes to Financial Statements.

DBX ETF Trust  |  41

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

RBC Capital Markets	12/2/2025	USD	195,805	AUD	299,000	40	—

Morgan Stanley Capital	12/2/2025	USD	1,718,712	CHF	1,375,200	—	(6,774)

Morgan Stanley Capital	12/2/2025	USD	1,777,543	CHF	1,415,600	—	(15,313)

The Bank of New York Mellon	12/2/2025	USD	768,671,524	CHF	617,204,800	—	(334,912)

Morgan Stanley Capital	12/2/2025	USD	346,752	DKK	2,231,300	—	(180)

Morgan Stanley Capital	12/2/2025	USD	345,395	DKK	2,230,400	1,037	—

Morgan Stanley Capital	12/2/2025	USD	151,163,396	DKK	972,826,700	—	(61,116)

Morgan Stanley Capital	12/2/2025	USD	2,892,415,313	EUR	2,492,316,300	—	(1,326,843)

RBC Capital Markets	12/2/2025	USD	6,391,750	EUR	5,529,100	22,009	—

RBC Capital Markets	12/2/2025	USD	6,632,594	EUR	5,716,300	—	(1,682)

RBC Capital Markets	12/2/2025	USD	1,217,678,445	GBP	919,002,600	—	(458,877)

The Bank of New York Mellon	12/2/2025	USD	2,633,938	GBP	2,004,600	21,156	—

The Bank of New York Mellon	12/2/2025	USD	2,767,809	GBP	2,107,800	23,973	—

RBC Capital Markets	12/2/2025	USD	353,532	HKD	2,746,200	—	(813)

RBC Capital Markets	12/2/2025	USD	351,606	HKD	2,731,000	—	(839)

RBC Capital Markets	12/2/2025	USD	855,360	HKD	6,644,000	—	(2,012)

The Bank of New York Mellon	12/2/2025	USD	152,937,539	HKD	1,190,710,500	—	(3,929)

JP Morgan & Chase Co.	12/2/2025	USD	53,332,903	ILS	173,630,600	—	(104,638)

RBC Capital Markets	12/2/2025	USD	1,822,690,757	JPY	284,430,892,700	—	(1,050,609)

The Bank of New York Mellon	12/2/2025	USD	4,223,394	JPY	652,364,400	—	(45,320)

The Bank of New York Mellon	12/2/2025	USD	3,967,879	JPY	609,598,100	—	(63,703)

Goldman Sachs & Co.	12/2/2025	USD	1,264,110	NOK	12,789,000	—	(568)

Goldman Sachs & Co.	12/2/2025	USD	23,878,110	NOK	241,465,000	—	(21,586)

JP Morgan & Chase Co.	12/2/2025	USD	728,502	NOK	7,366,900	—	(659)

RBC Capital Markets	12/2/2025	USD	20,906,115	NOK	211,411,000	—	(18,899)

JP Morgan & Chase Co.	12/2/2025	USD	8,845,364	NZD	15,408,700	—	(3,852)

RBC Capital Markets	12/2/2025	USD	5,870,809	NZD	10,227,000	—	(2,557)

Morgan Stanley Capital	12/2/2025	USD	594,584	SEK	5,611,800	—	(174)

Morgan Stanley Capital	12/2/2025	USD	259,412,201	SEK	2,446,747,600	—	(248,917)

Morgan Stanley Capital	12/2/2025	USD	560,274	SEK	5,309,600	2,127	—

Goldman Sachs & Co.	12/2/2025	USD	46,143,922	SGD	59,763,300	—	(24,926)

RBC Capital Markets	12/2/2025	USD	69,098,020	SGD	89,492,300	—	(37,326)

RBC Capital Markets	1/5/2026	AUD	827,931,942	USD	543,106,795	648,868	—

The Bank of New York Mellon	1/5/2026	CHF	26,626,000	USD	33,295,319	—	(7,620)

The Bank of New York Mellon	1/5/2026	CHF	617,204,800	USD	771,853,334	—	(126,438)

Morgan Stanley Capital	1/5/2026	DKK	31,044,000	USD	4,833,040	—	(812)

Morgan Stanley Capital	1/5/2026	DKK	972,826,700	USD	151,499,841	21,284	—

Morgan Stanley Capital	1/5/2026	EUR	39,381,000	USD	45,768,913	—	(6,161)

Morgan Stanley Capital	1/5/2026	EUR	2,492,316,300	USD	2,897,823,639	843,759	—

RBC Capital Markets	1/5/2026	GBP	12,712,000	USD	16,843,439	6,271	—

RBC Capital Markets	1/5/2026	GBP	919,002,600	USD	1,217,704,177	476,225	—

The Bank of New York Mellon	1/5/2026	HKD	1,190,710,500	USD	153,088,944	—	(14,343)

The Bank of New York Mellon	1/5/2026	HKD	60,397,000	USD	7,764,690	—	(1,244)

JP Morgan & Chase Co.	1/5/2026	ILS	173,630,600	USD	53,347,323	97,839	—

Goldman Sachs & Co.	1/5/2026	NOK	241,465,000	USD	23,875,749	21,937	—

JP Morgan & Chase Co.	1/5/2026	NOK	7,366,900	USD	728,431	671	—

JP Morgan & Chase Co.	1/5/2026	NOK	8,911,000	USD	881,100	801	—

RBC Capital Markets	1/5/2026	NOK	211,411,000	USD	20,903,930	19,089	—

Morgan Stanley Capital	1/5/2026	SEK	2,446,747,600	USD	259,960,991	206,605	—

Morgan Stanley Capital	1/5/2026	SEK	60,502,000	USD	6,426,223	3,142	—

Goldman Sachs & Co.	1/5/2026	SGD	59,763,300	USD	46,263,049	14,281	—

See Notes to Financial Statements.

42  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

RBC Capital Markets	1/5/2026	SGD	1,757,000	USD	1,360,070	388	—

RBC Capital Markets	1/5/2026	SGD	89,492,300	USD	69,275,869	20,849	—

RBC Capital Markets	1/5/2026	USD	9,723,140	AUD	14,822,000	—	(11,821)

RBC Capital Markets	1/6/2026	JPY	10,036,827,000	USD	64,549,588	3,727	—

RBC Capital Markets	1/6/2026	JPY	284,430,892,700	USD	1,829,299,917	152,436	—

JP Morgan & Chase Co.	1/6/2026	NZD	15,408,700	USD	8,857,788	1,094	—

RBC Capital Markets	1/6/2026	NZD	10,227,000	USD	5,879,431	1,101	—

Total unrealized appreciation (depreciation)						36,008,948	(26,193,408)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AUD	Australian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	Pound Sterling

HKD	Hong Kong Dollar

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	U.S. Dollar

See Notes to Financial Statements.

DBX ETF Trust  |  43

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$8,238,778,944	$—	$—	$8,238,778,944

Preferred Stocks	25,280,897	—	—	25,280,897

Exchange-Traded Funds	3,096,750	—	—	3,096,750

Short-Term Investments (a)	291,387,069	—	—	291,387,069

Derivatives (b)

Forward Foreign Currency Contracts	—	36,008,948	—	36,008,948

Futures Contracts	1,475,793	—	—	1,475,793

TOTAL	$8,560,019,453	$36,008,948	$—	$8,596,028,401

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Forward Foreign Currency Contracts	$—	$(26,193,408)	$—	$(26,193,408)

Futures Contracts	(616,242)	—	—	(616,242)

TOTAL	$(616,242)	$(26,193,408)	$—	$(26,809,650)

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.

44  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF

November 30, 2025 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS – 96.3%

Australia – 0.0%

MMG Ltd. *

(Cost $14,352)	29,350	26,048

Brazil – 3.4%

Ambev SA	37,325	96,982

Axia Energia	9,506	111,379

B3 SA – Brasil Bolsa Balcao	39,667	111,247

Banco Bradesco SA	14,139	44,371

Banco BTG Pactual S.A	9,367	94,825

Banco do Brasil SA	12,837	54,075

BB Seguridade Participacoes SA	5,166	33,034

Caixa Seguridade Participacoes S/A	5,437	16,502

Cia de Saneamento Basico do Estado de Sao Paulo	3,582	94,676

CPFL Energia SA	2,098	19,182

Embraer SA	5,399	85,060

Energisa SA	2,563	23,697

Eneva SA *	6,793	25,304

Engie Brasil Energia SA	2,395	13,759

Equatorial Energia SA	8,571	63,886

Jbs NV *	3,015	44,426

Klabin SA	5,807	19,312

Localiza Rent a Car SA	7,356	62,400

MBRF Global Foods Company SA	5,160	18,697

Motiva Infraestrutura de Mobilidade SA	8,375	25,074

NU Holdings Ltd., Class A *	26,029	452,644

Petroleo Brasileiro SA	28,193	176,423

Porto Seguro SA	1,854	16,402

PRIO SA *	5,823	40,619

Raia Drogasil SA	9,302	41,869

Rede D’Or Sao Luiz SA, 144A	6,170	53,936

Rumo SA	8,438	26,654

StoneCo Ltd., Class A *	1,726	29,083

Suzano SA	5,596	49,915

Telefonica Brasil SA	5,996	39,825

TIM SA	7,302	34,674

TOTVS SA	4,069	32,648

Ultrapar Participacoes SA	4,665	19,231

Vale SA	27,821	351,528

Vibra Energia SA	8,593	40,079

WEG SA	12,944	107,376

XP, Inc., Class A	3,190	62,875

(Cost $1,577,887)		2,633,669

Canada – 0.0%

China Gold International Resources Corp. Ltd.

(Cost $32,780)	1,837	35,061

	Number of Shares	Value $

Chile – 0.4%

Banco de Chile	337,432	63,645

Banco de Credito e Inversiones SA	652	37,854

Banco Santander Chile	469,750	35,243

Cencosud SA	9,413	29,587

Empresas CMPC SA	9,695	13,542

Empresas Copec SA	3,581	25,636

Enel Americas SA	183,232	17,783

Enel Chile SA	168,928	13,171

Falabella SA	4,857	31,391

Latam Airlines Group SA	2,426,543	58,314

Plaza SA	6,358	21,916

(Cost $256,648)		348,082

China – 22.3%

360 Security Technology, Inc., Class A	6,016	11,590

37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,600	4,658

3SBio, Inc., 144A *	13,824	55,503

AAC Technologies Holdings, Inc.	6,233	29,381

Advanced Micro-Fabrication Equipment, Inc., China, Class A	139	5,271

AECC Aviation Power Co. Ltd., Class A	1,200	6,311

Agricultural Bank of China Ltd., Class A	41,600	47,308

Agricultural Bank of China Ltd., Class H	212,305	158,974

Aier Eye Hospital Group Co. Ltd., Class A	4,684	7,619

Air China Ltd., Class A *	7,800	8,859

Akeso, Inc., 144A *	4,693	74,080

Aluminum Corp. of China Ltd., Class A	7,412	11,019

Aluminum Corp. of China Ltd., Class H	29,608	39,892

Anhui Conch Cement Co. Ltd., Class A	1,500	4,848

Anhui Conch Cement Co. Ltd., Class H	10,009	30,107

Anhui Gujing Distillery Co. Ltd., Class A	272	6,398

Anhui Gujing Distillery Co. Ltd., Class B	645	8,119

Anhui Jianghuai Automobile Group Corp. Ltd., Class A *	1,300	9,010

Anker Innovations Technology Co. Ltd., Class A	200	3,127

ANTA Sports Products Ltd.	9,773	106,507

Autohome, Inc., ADR	658	15,634

Avary Holding Shenzhen Co. Ltd., Class A	730	4,660

See Notes to Financial Statements.

DBX ETF Trust  |  45

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

AviChina Industry & Technology Co. Ltd., Class H	24,216	12,068

BAIC BluePark New Energy Technology Co. Ltd., Class A *	5,000	5,545

Baidu, Inc., Class A *	17,230	251,840

Bank of Beijing Co. Ltd., Class A	12,500	10,043

Bank of Changsha Co. Ltd., Class A	4,992	6,807

Bank of Chengdu Co. Ltd., Class A	2,451	5,849

Bank of China Ltd., Class A	22,900	19,661

Bank of China Ltd., Class H	539,970	324,573

Bank of Communications Co. Ltd., Class A	25,100	26,946

Bank of Communications Co. Ltd., Class H	70,329	64,496

Bank of Hangzhou Co. Ltd., Class A	3,560	7,850

Bank of Jiangsu Co. Ltd., Class A	5,354	8,118

Bank of Nanjing Co. Ltd., Class A	5,700	9,328

Bank of Ningbo Co. Ltd., Class A	4,070	16,332

Bank of Shanghai Co. Ltd., Class A	8,040	11,236

Baoshan Iron & Steel Co. Ltd., Class A	5,300	5,435

Beijing Compass Technology Development Co. Ltd., Class A *	500	8,672

Beijing Kingsoft Office Software, Inc., Class A	252	11,096

Beijing New Building Materials PLC, Class A	1,470	5,263

Beijing Tiantan Biological Products Corp. Ltd., Class A	44	108

Beijing Tong Ren Tang Co. Ltd., Class A	900	4,258

Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A *	609	4,136

Beijing Yanjing Brewery Co. Ltd., Class A	3,600	6,136

Beijing-Shanghai High Speed Railway Co. Ltd., Class A	20,550	14,795

Bilibili, Inc., Class Z *	1,882	49,891

BOC International China Co. Ltd., Class A	2,100	3,838

BOE Technology Group Co. Ltd., Class A	18,900	10,319

BYD Co. Ltd., Class A	2,500	33,653

BYD Co. Ltd., Class H	28,310	354,520

BYD Electronic International Co. Ltd.	6,024	25,656

Caitong Securities Co. Ltd., Class A	3,204	3,698

Cambricon Technologies Corp. Ltd., Class A *	210	39,535

CCOOP Group Co. Ltd., Class A *	13,900	5,073

	Number of Shares	Value $

CGN Power Co. Ltd., Class A	5,565	2,968

CGN Power Co. Ltd., Class H, 144A	72,745	28,310

Changchun High-Tech Industry Group Co. Ltd., Class A	360	5,054

Changjiang Securities Co. Ltd., Class A	1,400	1,572

Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	328	5,589

Chaozhou Three-Circle Group Co. Ltd., Class A	64	398

Chifeng Jilong Gold Mining Co. Ltd., Class A	1,800	8,147

China CITIC Bank Corp. Ltd., Class A	6,700	7,354

China CITIC Bank Corp. Ltd., Class H	62,781	57,815

China CITIC Financial Asset Management Co. Ltd., Class H, 144A *	109,885	14,537

China Coal Energy Co. Ltd., Class H	15,501	20,925

China Communications Services Corp. Ltd., Class H	22,221	13,899

China Construction Bank Corp., Class A	12,700	17,353

China Construction Bank Corp., Class H	725,704	761,515

China CSSC Holdings Ltd., Class A	2,212	10,754

China Eastern Airlines Corp. Ltd., Class A *	11,535	8,223

China Energy Engineering Corp. Ltd., Class A	23,540	7,825

China Everbright Bank Co. Ltd., Class A	8,200	4,187

China Feihe Ltd., 144A	27,507	14,627

China Galaxy Securities Co. Ltd., Class A	3,700	8,321

China Galaxy Securities Co. Ltd., Class H	24,752	32,363

China Greatwall Technology Group Co. Ltd., Class A *	700	1,485

China Hongqiao Group Ltd.	21,661	85,856

China International Capital Corp. Ltd., Class A (a)	1,549	7,644

China International Capital Corp. Ltd., Class H, 144A (a)	12,377	30,141

China Jushi Co. Ltd., Class A	3,804	8,022

China Life Insurance Co. Ltd., Class A	400	2,462

China Life Insurance Co. Ltd., Class H	57,260	197,540

China Literature Ltd., 144A *	3,254	15,689

China Longyuan Power Group Corp. Ltd., Class H	17,761	15,695

China Mengniu Dairy Co. Ltd.	22,796	43,948

See Notes to Financial Statements.

46  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

China Merchants Bank Co. Ltd., Class A	10,163	61,741

China Merchants Bank Co. Ltd., Class H	28,913	194,219

China Merchants Energy Shipping Co. Ltd., Class A	4,324	5,388

China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	4,300	6,052

China Merchants Securities Co. Ltd., Class A	3,700	8,525

China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	3,800	4,977

China Minsheng Banking Corp. Ltd., Class A	6,300	3,645

China Minsheng Banking Corp. Ltd., Class H	53,859	30,092

China National Building Material Co. Ltd., Class H	28,239	18,969

China National Chemical Engineering Co. Ltd., Class A	4,000	4,215

China National Nuclear Power Co. Ltd., Class A	11,900	14,526

China National Software & Service Co. Ltd., Class A *	10	64

China Nonferrous Mining Corp. Ltd.	11,041	21,201

China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,400	8,911

China Oilfield Services Ltd., Class H	15,326	14,271

China Pacific Insurance Group Co. Ltd., Class A	3,700	18,186

China Pacific Insurance Group Co. Ltd., Class H	20,222	80,204

China Petroleum & Chemical Corp., Class A	11,300	9,238

China Petroleum & Chemical Corp., Class H	179,311	101,565

China Railway Group Ltd., Class A	12,300	9,447

China Railway Group Ltd., Class H	28,478	14,302

China Railway Signal & Communication Corp. Ltd., Class A	1,147	844

China Rare Earth Resources And Technology Co. Ltd., Class A *	100	662

China Resources Microelectronics Ltd., Class A	893	5,865

China Resources Mixc Lifestyle Services Ltd., 144A	5,339	30,392

China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	429	1,705

China Shenhua Energy Co. Ltd., Class A	3,329	19,372

	Number of Shares	Value $

China Shenhua Energy Co. Ltd., Class H	25,557	130,710

China Southern Airlines Co. Ltd., Class A *	7,700	7,384

China State Construction Engineering Corp. Ltd., Class A	22,600	16,623

China Three Gorges Renewables Group Co. Ltd., Class A	14,675	8,676

China Tourism Group Duty Free Corp. Ltd., Class A	1,200	13,414

China Tower Corp. Ltd., Class H, 144A	32,215	50,935

China United Network Communications Ltd., Class A	18,499	14,130

China Vanke Co. Ltd., Class A *	9,300	7,077

China Vanke Co. Ltd., Class H *	17,568	8,213

China Yangtze Power Co. Ltd., Class A	11,600	45,908

China Zheshang Bank Co. Ltd., Class A	5,070	2,202

Chongqing Changan Automobile Co. Ltd., Class A	362	611

Chongqing Rural Commercial Bank Co. Ltd., Class A	2,544	2,339

Chongqing Rural Commercial Bank Co. Ltd., Class H	20,477	16,517

Chongqing Zhifei Biological Products Co. Ltd., Class A	1,435	4,173

CITIC Ltd.	32,301	50,490

CITIC Securities Co. Ltd., Class A	4,310	16,820

CITIC Securities Co. Ltd., Class H	12,619	43,339

CMOC Group Ltd., Class A	5,400	12,397

CMOC Group Ltd., Class H	30,516	63,338

CNGR Advanced Material Co. Ltd., Class A	840	4,997

CNPC Capital Co. Ltd., Class A	7,300	9,458

Contemporary Amperex Technology Co. Ltd., Class A	1,953	103,093

Contemporary Amperex Technology Co. Ltd., Class H	623	37,768

COSCO SHIPPING Energy Transportation Co. Ltd., Class A	2,100	3,588

COSCO SHIPPING Holdings Co. Ltd., Class A	3,930	8,121

COSCO SHIPPING Holdings Co. Ltd., Class H	21,074	35,864

CRRC Corp. Ltd., Class A	5,100	5,244

CRRC Corp. Ltd., Class H	35,022	27,799

CSC Financial Co. Ltd., Class A	2,433	8,531

CSPC Pharmaceutical Group Ltd.	63,820	64,838

Daqin Railway Co. Ltd., Class A	7,015	5,437

Dongfang Electric Corp. Ltd., Class A	2,280	6,921

See Notes to Financial Statements.

DBX ETF Trust  |  47

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Dongfeng Motor Group Co. Ltd., Class H *	16,979	20,063

Dongxing Securities Co. Ltd., Class A (a)	600	1,114

East Money Information Co. Ltd., Class A	7,188	23,791

Eastroc Beverage Group Co. Ltd., Class A	263	9,808

Ecovacs Robotics Co. Ltd., Class A	500	5,557

Empyrean Technology Co. Ltd., Class A	400	5,918

ENN Energy Holdings Ltd.	5,761	52,499

ENN Natural Gas Co. Ltd., Class A	2,700	8,134

Eoptolink Technology, Inc. Ltd., Class A	460	22,629

Eve Energy Co. Ltd., Class A	728	7,353

Everbright Securities Co. Ltd., Class A	2,000	4,902

Flat Glass Group Co. Ltd., Class A	700	1,598

Focus Media Information Technology Co. Ltd., Class A	8,020	8,338

Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,251	11,768

Fosun International Ltd.	18,480	11,535

Founder Securities Co. Ltd., Class A	1,900	2,083

Foxconn Industrial Internet Co. Ltd., Class A	6,143	52,759

Fuyao Glass Industry Group Co. Ltd., Class A	600	5,591

Fuyao Glass Industry Group Co. Ltd., Class H, 144A	5,033	43,537

Ganfeng Lithium Group Co. Ltd., Class A	480	4,247

Ganfeng Lithium Group Co. Ltd., Class H, 144A	3,610	22,710

GD Power Development Co. Ltd., Class A	7,854	6,254

GDS Holdings Ltd., Class A *	8,041	34,371

Genscript Biotech Corp. *	9,771	18,712

GF Securities Co. Ltd., Class A	1,200	3,588

GF Securities Co. Ltd., Class H	7,136	15,435

Giant Biogene Holding Co. Ltd., 144A	2,411	11,204

Giant Network Group Co. Ltd., Class A	1,500	8,729

GigaDevice Semiconductor, Inc., Class A	433	12,433

GoerTek, Inc., Class A	1,900	8,070

Goldwind Science & Technology Co. Ltd., Class A	1,138	2,480

Goneo Group Co. Ltd., Class A	697	4,224

Gotion High-tech Co. Ltd., Class A	1,200	6,635

	Number of Shares	Value $

Great Wall Motor Co. Ltd., Class A	1,576	4,882

Great Wall Motor Co. Ltd., Class H	18,191	34,976

Gree Electric Appliances, Inc. of Zhuhai, Class A	800	4,567

Guangdong Haid Group Co. Ltd., Class A	901	7,111

Guanghui Energy Co. Ltd., Class A	3,641	2,575

Guangzhou Automobile Group Co. Ltd., Class A	2,900	3,794

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	600	2,190

Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,940	11,319

Guolian Minsheng Securities Co. Ltd., Class A	1,900	2,749

Guosen Securities Co. Ltd., Class A	4,200	7,699

Guotai Haitong Securities Co. Ltd.	4,692	12,716

Guotai Haitong Securities Co. Ltd., Class H, 144A	16,038	32,032

Guoyuan Securities Co. Ltd., Class A	30	35

H World Group Ltd., ADR	1,578	72,746

Haidilao International Holding Ltd., 144A	13,148	23,220

Haier Smart Home Co. Ltd., Class A	1,900	7,412

Haier Smart Home Co. Ltd., Class H	17,838	60,897

Hainan Airlines Holding Co. Ltd., Class A *	33,864	8,287

Haitian International Holdings Ltd.	5,773	16,179

Hangzhou First Applied Material Co. Ltd., Class A	1,600	3,193

Hangzhou Silan Microelectronics Co. Ltd., Class A	1,300	5,136

Hangzhou Tigermed Consulting Co. Ltd., Class A	174	1,255

Hansoh Pharmaceutical Group Co. Ltd., 144A	11,713	60,507

Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	621	2,154

Henan Shuanghui Investment & Development Co. Ltd., Class A	1,808	6,902

Hengan International Group Co. Ltd.	5,160	18,597

Hengli Petrochemical Co. Ltd., Class A	3,502	9,367

Hengtong Optic-electric Co. Ltd., Class A	1,900	5,316

Hithink RoyalFlush Information Network Co. Ltd., Class A	195	8,859

See Notes to Financial Statements.

48  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Horizon Robotics *	38,386	38,850

Hoshine Silicon Industry Co. Ltd., Class A	500	3,982

Hua Hong Semiconductor Ltd., Class H, 144A *	5,388	51,556

Huadian Power International Corp. Ltd., Class A	6,600	4,808

Huadong Medicine Co. Ltd., Class A	1,300	7,723

Huafon Chemical Co. Ltd., Class A	2,500	3,327

Huaibei Mining Holdings Co. Ltd., Class A	2,156	3,751

Huaneng Power International, Inc., Class A	6,000	6,603

Huaneng Power International, Inc., Class H	32,712	26,091

Huaqin Technology Co. Ltd., Class A	500	6,204

Huatai Securities Co. Ltd., Class A	3,400	10,147

Huatai Securities Co. Ltd., Class H, 144A	9,762	22,945

Huaxia Bank Co. Ltd., Class A	2,800	2,745

Huayu Automotive Systems Co. Ltd., Class A	1,600	4,395

Huizhou Desay Sv Automotive Co. Ltd., Class A	400	6,223

Humanwell Healthcare Group Co. Ltd., Class A	1,500	4,101

Hunan Valin Steel Co. Ltd., Class A	4,600	3,624

Hundsun Technologies, Inc., Class A	389	1,613

Hygon Information Technology Co. Ltd., Class A	1,117	34,332

IEIT Systems Co. Ltd., Class A	921	8,023

Iflytek Co. Ltd., Class A	1,250	8,755

Imeik Technology Development Co. Ltd., Class A	232	4,770

Industrial & Commercial Bank of China Ltd., Class A	29,300	33,611

Industrial & Commercial Bank of China Ltd., Class H	495,928	410,205

Industrial Bank Co. Ltd., Class A	9,359	27,945

Industrial Securities Co. Ltd., Class A	6,700	6,416

Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	13,600	4,674

Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	8	29

Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,800	1,933

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,500	14,545

Inner Mongolia Yitai Coal Co. Ltd., Class B	7,863	14,963

	Number of Shares	Value $

Innovent Biologics, Inc., 144A *	11,143	134,675

Isoftstone Information Technology Group Co. Ltd., Class A	330	2,224

J&T Global Express Ltd. *	18,284	22,497

JA Solar Technology Co. Ltd., Class A *	2,276	3,886

JCET Group Co. Ltd., Class A	1,300	6,603

JD Health International, Inc., 144A *	9,028	70,848

JD Logistics, Inc., 144A *	15,508	24,241

JD.com, Inc., Class A	18,461	276,234

Jiangsu Eastern Shenghong Co. Ltd., Class A *	1,992	2,708

Jiangsu Expressway Co. Ltd., Class H	6,781	8,718

Jiangsu Hengli Hydraulic Co. Ltd., Class A	804	11,520

Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	3,278	28,784

Jiangsu Hoperun Software Co. Ltd., Class A *	800	5,817

Jiangsu King’s Luck Brewery JSC Ltd., Class A	778	4,159

Jiangsu Yanghe Distillery Co. Ltd., Class A	800	7,491

Jiangsu Zhongtian Technology Co. Ltd., Class A	2,496	5,589

Jiangxi Copper Co. Ltd., Class A	1,400	7,412

Jiangxi Copper Co. Ltd., Class H	7,648	30,137

Jinko Solar Co. Ltd., Class A *	5,688	4,530

Kanzhun Ltd., ADR	2,838	62,720

KE Holdings, Inc., ADR	3,325	57,290

KE Holdings, Inc., Class A	5,249	30,378

Kingdee International Software Group Co. Ltd. *	22,896	41,523

Kingsoft Corp. Ltd.	7,384	27,162

Kuaishou Technology, 144A	19,107	166,387

Kuang-Chi Technologies Co. Ltd., Class A *	1,500	9,581

Kunlun Tech Co. Ltd., Class A *	200	1,231

Kweichow Moutai Co. Ltd., Class A	539	110,584

Laopu Gold Co. Ltd., Class H	215	18,571

LB Group Co. Ltd., Class A	1,916	4,976

Lenovo Group Ltd.	59,733	74,265

Lens Technology Co. Ltd., Class A	3,076	11,965

Li Auto, Inc., Class A *	9,600	88,715

Li Ning Co. Ltd.	16,128	35,961

Lingyi iTech Guangdong Co., Class A	2,590	5,092

Longfor Group Holdings Ltd., 144A	14,325	17,884

See Notes to Financial Statements.

DBX ETF Trust  |  49

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

LONGi Green Energy Technology Co. Ltd., Class A *	3,054	8,022

Luxshare Precision Industry Co. Ltd., Class A	3,070	25,090

Luzhou Laojiao Co. Ltd., Class A	400	7,688

Mango Excellent Media Co. Ltd., Class A	1,803	6,610

Maxscend Microelectronics Co. Ltd., Class A	448	4,386

Meitu, Inc., 144A *	31,309	34,583

Meituan, Class B, 144A *	37,608	495,109

Metallurgical Corp. of China Ltd., Class A	16,000	7,197

Midea Group Co. Ltd.	3,602	40,943

Midea Group Co. Ltd., Class A	1,100	12,425

MINISO Group Holding Ltd.	3,151	15,727

Montage Technology Co. Ltd., Class A	489	8,196

Muyuan Foods Co. Ltd., Class A	1,664	11,945

NARI Technology Co. Ltd., Class A	4,223	13,237

National Silicon Industry Group Co. Ltd., Class A *	907	2,718

NAURA Technology Group Co. Ltd., Class A	317	19,186

NetEase, Inc.	13,226	363,529

New China Life Insurance Co. Ltd., Class A	300	2,787

New China Life Insurance Co. Ltd., Class H	7,756	46,202

New Hope Liuhe Co. Ltd., Class A	2,400	3,194

New Oriental Education & Technology Group, Inc.	10,639	55,068

Nexchip Semiconductor Corp., Class A	1,745	7,849

Ningbo Deye Technology Co. Ltd., Class A	705	8,077

Ningbo Orient Wires & Cables Co. Ltd., Class A	600	4,905

Ningbo Tuopu Group Co. Ltd., Class A	1,078	9,608

Ningxia Baofeng Energy Group Co. Ltd., Class A	3,956	10,072

NIO, Inc., Class A *	13,990	78,199

Nongfu Spring Co. Ltd., Class H, 144A	16,042	100,590

OFILM Group Co. Ltd., Class A *	3,200	5,106

OmniVision Integrated Circuits Group, Inc.	586	9,902

Orient Securities Co. Ltd., Class A	3,238	4,768

People’s Insurance Co. Group of China Ltd., Class A	6,700	8,207

People’s Insurance Co. Group of China Ltd., Class H	64,167	58,103

PetroChina Co. Ltd., Class A	7,632	10,525

	Number of Shares	Value $

PetroChina Co. Ltd., Class H	163,993	182,828

Pharmaron Beijing Co. Ltd., Class A	1,575	6,449

PICC Property & Casualty Co. Ltd., Class H	54,733	124,147

Ping An Bank Co. Ltd., Class A	10,700	17,571

Ping An Insurance Group Co. of China Ltd., Class A	4,917	41,027

Ping An Insurance Group Co. of China Ltd., Class H	51,565	375,522

Piotech, Inc., Class A	94	4,033

Poly Developments and Holdings Group Co. Ltd., Class A	7,100	6,789

Pop Mart International Group Ltd., 144A	4,154	119,939

Postal Savings Bank of China Co. Ltd., Class A	16,616	13,349

Postal Savings Bank of China Co. Ltd., Class H, 144A	68,863	48,646

Power Construction Corp. of China Ltd., Class A	7,801	5,992

Qfin Holdings, Inc., ADR	798	15,585

Qinghai Salt Lake Industry Co. Ltd., Class A *	1,900	7,108

Range Intelligent Computing Technology Group Co. Ltd., Class A	800	5,400

Remegen Co. Ltd., Class H, 144A *	1,463	17,466

Rockchip Electronics Co. Ltd., Class A	400	10,351

Rongsheng Petrochemical Co. Ltd., Class A	6,975	9,590

SAIC Motor Corp. Ltd., Class A	4,500	9,528

Sailun Group Co. Ltd., Class A	2,700	6,091

Sanan Optoelectronics Co. Ltd., Class A	3,400	6,348

Sany Heavy Industry Co. Ltd., Class A	3,164	9,094

Satellite Chemical Co. Ltd., Class A	2,190	5,223

SDIC Capital Co. Ltd., Class A	1,400	1,450

SDIC Power Holdings Co. Ltd., Class A	4,100	7,986

Seres Group Co. Ltd., Class A	830	14,815

SF Holding Co. Ltd., Class A	1,575	8,548

SG Micro Corp., Class A	256	2,357

Shaanxi Coal Industry Co. Ltd., Class A	4,200	13,473

Shandong Gold Mining Co. Ltd., Class A	1,736	8,953

Shandong Gold Mining Co. Ltd., Class H, 144A	7,222	32,076

Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,296	5,182

Shandong Nanshan Aluminum Co. Ltd., Class A	6,800	4,530

See Notes to Financial Statements.

50  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Shandong Sun Paper Industry JSC Ltd., Class A	64	135

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	20,420	14,556

Shanghai Baosight Software Co. Ltd., Class A	1,004	3,032

Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	44	824

Shanghai Electric Group Co. Ltd., Class A *	6,300	7,797

Shanghai Electric Power Co. Ltd., Class A	2,200	7,176

Shanghai International Airport Co. Ltd., Class A	900	4,030

Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,900	4,786

Shanghai Pudong Development Bank Co. Ltd., Class A	12,700	20,622

Shanghai Putailai New Energy Technology Group Co. Ltd.	942	3,552

Shanghai RAAS Blood Products Co. Ltd., Class A	5,600	5,252

Shanghai Rural Commercial Bank Co. Ltd., Class A	1,988	2,649

Shanghai United Imaging Healthcare Co. Ltd., Class A	494	9,300

Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	1,700	9,936

Shanjin International Gold Co. Ltd., Class A	1,992	5,982

Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,740	1,656

Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	2,300	4,242

Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	580	15,940

Shengyi Technology Co. Ltd., Class A	1,135	9,260

Shennan Circuits Co. Ltd., Class A	455	12,585

Shenwan Hongyuan Group Co. Ltd., Class A	14,400	10,490

Shenzhen Inovance Technology Co. Ltd., Class A	1,183	11,823

Shenzhen Longsys Electronics Co. Ltd., Class A *	300	10,574

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	383	11,052

Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	314	2,615

Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	200	1,750

Shenzhen Transsion Holdings Co. Ltd., Class A	441	3,999

	Number of Shares	Value $

Shenzhou International Group Holdings Ltd.	6,501	57,822

Sichuan Changhong Electric Co. Ltd., Class A	3,600	4,817

Sichuan Chuantou Energy Co. Ltd., Class A	1,900	3,918

Sichuan Kelun Pharmaceutical Co. Ltd., Class A	400	1,947

Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H *	382	22,393

Sichuan Road & Bridge Group Co. Ltd., Class A	5,708	7,613

Sinopharm Group Co. Ltd., Class H	10,979	28,259

Sinotruk Hong Kong Ltd.	6,281	21,830

Smoore International Holdings Ltd., 144A	13,763	23,510

SooChow Securities Co. Ltd., Class A	1,352	1,708

Sungrow Power Supply Co. Ltd., Class A	1,153	29,828

Sunny Optical Technology Group Co. Ltd.	5,688	46,391

SUPCON Technology Co. Ltd., Class A	582	4,103

Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	898	9,534

Suzhou TFC Optical Communication Co. Ltd., Class A	200	4,470

TAL Education Group, ADR *	3,226	35,486

TBEA Co. Ltd., Class A	2,130	6,568

TCL Technology Group Corp., Class A	11,716	6,778

TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A *	3,361	4,464

Tencent Holdings Ltd.	49,066	3,853,664

Tencent Music Entertainment Group, ADR	4,419	81,531

Tianqi Lithium Corp., Class A *	1,200	9,340

Tianshan Aluminum Group Co. Ltd., Class A	4,874	8,804

Tingyi Cayman Islands Holding Corp.	16,114	24,691

Tongcheng Travel Holdings Ltd.	9,564	26,926

TongFu Microelectronics Co. Ltd., Class A	340	1,761

Tongling Nonferrous Metals Group Co. Ltd., Class A	2,600	1,876

Tongwei Co. Ltd., Class A *	3,200	10,356

Trina Solar Co. Ltd., Class A *	1,708	4,370

Tsingtao Brewery Co. Ltd., Class A	500	4,494

Tsingtao Brewery Co. Ltd., Class H	4,875	32,935

See Notes to Financial Statements.

DBX ETF Trust  |  51

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

UBTech Robotics Corp. Ltd., Class H *	1,526	22,148

Unigroup Guoxin Microelectronics Co. Ltd., Class A	773	8,316

Unisplendour Corp. Ltd., Class A	1,954	6,887

Victory Giant Technology Huizhou Co. Ltd., Class A	400	15,316

Vipshop Holdings Ltd., ADR	2,620	51,457

Wanhua Chemical Group Co. Ltd., Class A	1,758	16,690

Weichai Power Co. Ltd., Class A	3,100	7,590

Weichai Power Co. Ltd., Class H	15,097	37,365

Wens Foodstuff Group Co. Ltd., Class A	3,606	9,222

Western Securities Co. Ltd., Class A	900	1,021

Western Superconducting Technologies Co. Ltd., Class A	789	7,385

Wingtech Technology Co. Ltd., Class A *	1,014	5,869

Wolong Electric Group Co. Ltd., Class A	1,300	7,640

Wuliangye Yibin Co. Ltd., Class A	1,407	23,454

WUS Printed Circuit Kunshan Co. Ltd., Class A	632	6,208

WuXi AppTec Co. Ltd., Class A	1,382	17,826

WuXi AppTec Co. Ltd., Class H, 144A	3,075	39,969

Wuxi Biologics Cayman, Inc., 144A *	27,232	108,987

WuXi XDC Cayman, Inc. *	2,346	19,721

XCMG Construction Machinery Co. Ltd., Class A	1,900	2,773

Xiamen Tungsten Co. Ltd., Class A	1,800	8,758

Xiaomi Corp., Class B, 144A *	131,210	691,289

Xinjiang Daqo New Energy Co. Ltd., Class A *	1,567	6,355

Xinyi Solar Holdings Ltd.	33,110	13,693

XPeng, Inc., Class A *	9,664	104,140

XtalPi Holdings Ltd. *	13,230	17,009

Yadea Group Holdings Ltd., 144A	10,206	16,176

Yankuang Energy Group Co. Ltd., Class A	3,273	6,440

Yankuang Energy Group Co. Ltd., Class H	25,458	33,221

Yantai Jereh Oilfield Services Group Co. Ltd., Class A	100	798

Yealink Network Technology Corp. Ltd., Class A	1,044	4,985

Yonghui Superstores Co. Ltd., Class A *	3,300	1,895

Yonyou Network Technology Co. Ltd., Class A *	2,697	5,440

Youngor Fashion Co. Ltd., Class A	500	546

	Number of Shares	Value $

YTO Express Group Co. Ltd., Class A	2,500	6,029

Yum China Holdings, Inc.	2,863	138,042

Yunnan Aluminium Co. Ltd., Class A	464	1,621

Yunnan Baiyao Group Co. Ltd., Class A	400	3,172

Yunnan Yuntianhua Co. Ltd., Class A	1,500	6,571

Yutong Bus Co. Ltd., Class A	1,700	7,481

Zangge Mining Co. Ltd., Class A	400	3,439

Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	300	7,293

Zhaojin Mining Industry Co. Ltd., Class H	12,443	46,443

Zhejiang China Commodities City Group Co. Ltd., Class A	3,300	7,683

Zhejiang Chint Electrics Co. Ltd., Class A	1,900	7,552

Zhejiang Dahua Technology Co. Ltd., Class A	1,632	4,372

Zhejiang Expressway Co. Ltd., Class H	10,818	10,490

Zhejiang Huayou Cobalt Co. Ltd., Class A	927	8,107

Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,100	5,681

Zhejiang Juhua Co. Ltd., Class A	1,740	8,250

Zhejiang Leapmotor Technology Co. Ltd., Class H, 144A *	3,875	26,378

Zhejiang NHU Co. Ltd., Class A	1,483	5,114

Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,300	7,903

Zhejiang Weiming Environment Protection Co. Ltd., Class A	1,500	4,795

Zhejiang Zheneng Electric Power Co. Ltd., Class A	9,300	6,617

Zheshang Securities Co. Ltd., Class A	2,100	3,253

Zhongji Innolight Co. Ltd., Class A	511	37,187

Zhongjin Gold Corp. Ltd., Class A	1,800	5,723

Zhongtai Securities Co. Ltd., Class A	4,000	3,751

Zhuzhou CRRC Times Electric Co. Ltd., Class A	771	5,432

Zhuzhou CRRC Times Electric Co. Ltd., Class H	2,995	14,848

Zijin Mining Group Co. Ltd., Class A	10,400	42,042

Zijin Mining Group Co. Ltd., Class H	46,090	181,736

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	5,076	5,801

ZTE Corp., Class A	500	2,977

ZTE Corp., Class H	7,153	28,866

See Notes to Financial Statements.

52  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

ZTO Express Cayman, Inc.	3,079	63,076

(Cost $11,333,996)		17,346,703

Colombia – 0.1%

Grupo Cibest SA	1,905	32,466

Interconexion Electrica SA ESP	4,027	27,023

(Cost $35,274)		59,489

Czech Republic – 0.1%

CEZ AS	1,055	64,542

Komercni Banka AS	602	33,680

Moneta Money Bank AS, 144A	1,731	15,748

(Cost $51,659)		113,970

Egypt – 0.1%

Commercial International Bank - Egypt (CIB)	17,129	38,521

Eastern Co. SAE *	9,146	8,819

Talaat Moustafa Group	8,338	12,557

(Cost $46,343)		59,897

Greece – 0.5%

Alpha Bank SA	16,418	66,924

Eurobank Ergasias Services and Holdings SA	20,510	81,058

Hellenic Telecommunications Organization SA	1,236	24,532

JUMBO SA	891	28,278

National Bank of Greece SA	6,378	99,879

OPAP SA	1,313	26,837

Piraeus Financial Holdings SA *	8,466	69,431

Public Power Corp. SA	1,563	31,548

(Cost $218,498)		428,487

Hong Kong – 4.4%

Alibaba Group Holding Ltd.	123,674	2,406,511

Alibaba Group Holding Ltd., ADR	1,053	165,637

Alibaba Health Information Technology Ltd. *	44,438	31,791

Beijing Enterprises Holdings Ltd.	3,616	15,809

Bosideng International Holdings Ltd.	32,596	20,766

C&D International Investment Group Ltd.	7,164	15,228

China Gas Holdings Ltd.	20,048	22,145

China Merchants Port Holdings Co. Ltd.	7,523	15,141

China Overseas Land & Investment Ltd.	29,059	49,602

China Power International Development Ltd.	26,014	11,460

China Resources Beer Holdings Co. Ltd.	11,308	40,376

China Resources Gas Group Ltd.	6,953	20,379

China Resources Land Ltd.	23,456	90,862

China Resources Power Holdings Co. Ltd.	15,685	37,431

China Ruyi Holdings Ltd. *	90,312	28,303

	Number of Shares	Value $

China State Construction International Holdings Ltd.	9,842	11,743

China Taiping Insurance Holdings Co. Ltd.	12,454	27,785

Chow Tai Fook Jewellery Group Ltd.	15,528	27,224

Far East Horizon Ltd.	12,346	12,622

GCL Technology Holdings Ltd. *	188,899	28,144

Geely Automobile Holdings Ltd.	48,283	105,052

Guangdong Investment Ltd.	24,084	23,138

Kunlun Energy Co. Ltd.	29,793	28,431

NetEase Cloud Music, Inc., 144A *	680	16,874

Orient Overseas International Ltd.	1,049	17,030

Sino Biopharmaceutical Ltd.	80,180	72,603

Want Want China Holdings Ltd.	33,898	20,289

Zijin Gold International Co. Ltd. *	1,633	29,196

(Cost $2,345,485)		3,391,572

Hungary – 0.3%

MOL Hungarian Oil & Gas PLC	3,386	29,956

OTP Bank Nyrt	1,712	178,059

Richter Gedeon Nyrt	998	29,537

(Cost $96,666)		237,552

India – 15.5%

ABB India Ltd.	387	22,390

Adani Enterprises Ltd.	1,147	29,239

Adani Ports & Special Economic Zone Ltd.	3,990	67,665

Adani Power Ltd. *	23,570	38,865

Alkem Laboratories Ltd.	357	22,690

Ambuja Cements Ltd.	4,393	27,022

APL Apollo Tubes Ltd.	1,363	26,193

Apollo Hospitals Enterprise Ltd.	809	66,345

Ashok Leyland Ltd.	22,000	38,890

Asian Paints Ltd.	3,044	97,819

Astral Ltd.	717	11,549

AU Small Finance Bank Ltd., 144A	3,062	32,700

Aurobindo Pharma Ltd.	2,148	29,458

Avenue Supermarts Ltd., 144A *	1,281	57,235

Axis Bank Ltd.	17,314	247,706

Bajaj Auto Ltd.	515	52,241

Bajaj Finance Ltd.	21,628	250,863

Bajaj Finserv Ltd.	2,838	66,439

Bajaj Holdings & Investment Ltd.	186	23,911

Balkrishna Industries Ltd.	557	14,378

Bank of Baroda	8,860	28,705

Bharat Electronics Ltd.	27,455	126,382

Bharat Forge Ltd.	1,882	30,168

Bharat Heavy Electricals Ltd.	7,001	22,765

Bharat Petroleum Corp. Ltd.	12,651	50,789

Bharti Airtel Ltd.	19,503	458,230

See Notes to Financial Statements.

DBX ETF Trust  |  53

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Bosch Ltd.	54	21,800

Britannia Industries Ltd.	862	56,338

BSE Ltd.	1,575	51,106

Canara Bank	15,649	26,519

CG Power & Industrial Solutions Ltd.	5,325	40,059

Cholamandalam Investment and Finance Co. Ltd.	3,111	60,378

Cipla Ltd.	4,303	73,665

Coal India Ltd.	14,261	59,971

Colgate-Palmolive India Ltd.	1,089	26,402

Coromandel International Ltd.	907	24,155

Cummins India Ltd.	976	48,876

Dabur India Ltd.	3,916	22,652

Divi’s Laboratories Ltd.	944	68,356

Dixon Technologies India Ltd.	276	45,053

DLF Ltd.	5,842	47,260

Dr Reddy’s Laboratories Ltd.	4,059	57,123

Eicher Motors Ltd.	1,094	86,269

Eternal Ltd. *	18,349	61,562

Fortis Healthcare Ltd.	3,750	38,532

FSN E-Commerce Ventures Ltd. *	8,889	26,564

GAIL India Ltd.	15,031	29,591

GE Vernova T&D India Ltd.	1,006	32,407

GMR Airports Ltd. *	23,095	27,976

Godrej Consumer Products Ltd.	3,021	38,691

Godrej Properties Ltd. *	1,262	29,835

Grasim Industries Ltd.	2,064	63,212

Havells India Ltd.	1,682	27,114

HCL Technologies Ltd.	7,351	133,480

HDFC Asset Management Co. Ltd., 144A	1,484	44,347

HDFC Bank Ltd.	86,704	976,695

HDFC Life Insurance Co. Ltd., 144A	7,193	61,462

Hero MotoCorp Ltd.	958	66,130

Hindalco Industries Ltd.	9,879	89,283

Hindustan Aeronautics Ltd.	1,535	77,952

Hindustan Petroleum Corp. Ltd.	7,582	38,780

Hindustan Unilever Ltd.	6,434	177,424

Hitachi Energy India Ltd.	101	24,905

Hyundai Motor India Ltd.	1,281	33,311

ICICI Bank Ltd.	39,983	620,793

ICICI Lombard General Insurance Co. Ltd., 144A	2,011	44,302

ICICI Prudential Life Insurance Co. Ltd., 144A	2,093	14,502

IDFC First Bank Ltd.	23,354	20,921

Indian Hotels Co. Ltd.	6,334	52,706

Indian Oil Corp. Ltd.	22,599	40,866

Indian Railway Catering & Tourism Corp. Ltd.	1,549	11,892

	Number of Shares	Value $

Indus Towers Ltd. *	10,214	45,796

IndusInd Bank Ltd. *	4,686	44,978

Info Edge India Ltd.	2,761	41,060

Infosys Ltd.	25,590	446,328

InterGlobe Aviation Ltd., 144A	1,486	98,042

ITC Ltd.	23,185	104,783

Jindal Stainless Ltd.	2,384	20,550

Jindal Steel Ltd.	2,616	30,545

Jio Financial Services Ltd.	22,414	76,728

JSW Energy Ltd.	3,733	20,393

JSW Steel Ltd.	4,669	60,566

Jubilant Foodworks Ltd.	2,997	20,154

Kalyan Jewellers India Ltd.	3,561	20,118

Kotak Mahindra Bank Ltd.	8,446	200,595

Larsen & Toubro Ltd.	4,994	227,212

Lodha Developers Ltd., 144A	2,170	27,855

LTIMindtree Ltd., 144A	583	39,736

Lupin Ltd.	1,807	42,064

Mahindra & Mahindra Ltd.	7,063	296,686

Mankind Pharma Ltd.	1,038	26,122

Marico Ltd.	4,302	34,503

Maruti Suzuki India Ltd.	966	171,714

Max Healthcare Institute Ltd.	5,838	75,893

Mphasis Ltd.	818	25,710

MRF Ltd.	19	32,376

Muthoot Finance Ltd.	847	35,455

Nestle India Ltd.	5,240	73,878

NHPC Ltd.	24,205	20,766

NMDC Ltd.	18,974	15,680

NTPC Ltd.	33,171	121,062

Oberoi Realty Ltd.	1,075	19,796

Oil & Natural Gas Corp. Ltd.	23,027	62,621

Oil India Ltd.	4,107	18,972

One 97 Communications Ltd. *	2,956	43,642

Oracle Financial Services Software Ltd.	184	16,677

Page Industries Ltd.	48	20,564

PB Fintech Ltd. *	2,682	54,538

Persistent Systems Ltd.	799	56,749

Petronet LNG Ltd.	5,900	17,931

Phoenix Mills Ltd.	1,589	30,854

PI Industries Ltd.	564	21,410

Pidilite Industries Ltd.	2,228	36,610

Polycab India Ltd.	437	36,495

Power Finance Corp. Ltd.	10,969	44,478

Power Grid Corp. of India Ltd.	35,254	106,396

Prestige Estates Projects Ltd.	1,441	27,021

Punjab National Bank	14,967	20,832

Rail Vikas Nigam Ltd.	4,271	15,475

REC Ltd.	9,604	38,750

Reliance Industries Ltd., GDR, 144A	1,234	87,120

See Notes to Financial Statements.

54  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Reliance Industries Ltd.	42,108	737,911

Samvardhana Motherson International Ltd.	30,540	39,712

SBI Cards & Payment Services Ltd.	2,332	22,946

SBI Life Insurance Co. Ltd., 144A	3,598	79,082

Shree Cement Ltd.	73	21,546

Shriram Finance Ltd.	10,792	102,753

Siemens Energy India Ltd. *	677	23,914

Siemens Ltd.	738	27,202

Solar Industries India Ltd.	202	29,972

SRF Ltd.	1,050	34,363

State Bank of India	14,352	157,082

Sun Pharmaceutical Industries Ltd.	7,383	151,180

Sundaram Finance Ltd.	555	29,340

Supreme Industries Ltd.	445	16,873

Suzlon Energy Ltd. *	73,704	44,504

Swiggy Ltd. *	6,524	27,592

Tata Communications Ltd.	951	19,299

Tata Consultancy Services Ltd.	6,849	240,239

Tata Consumer Products Ltd.	4,632	60,712

Tata Motors Ltd. *	15,193	59,789

Tata Motors Passenger Vehicles Ltd.	15,193	60,604

Tata Power Co. Ltd.	11,068	48,270

Tata Steel Ltd.	56,315	105,745

Tech Mahindra Ltd.	3,985	67,598

Titan Co. Ltd.	2,698	117,868

Torrent Pharmaceuticals Ltd.	860	35,772

Torrent Power Ltd.	1,145	16,827

Trent Ltd.	1,414	67,191

Tube Investments of India Ltd.	876	27,269

TVS Motor Co. Ltd.	1,797	70,948

UltraTech Cement Ltd.	934	121,126

Union Bank of India Ltd.	13,496	23,126

United Spirits Ltd.	2,119	34,388

UPL Ltd.	3,339	28,320

Varun Beverages Ltd.	10,349	55,715

Vedanta Ltd.	11,037	64,904

Vishal Mega Mart Ltd. *	15,326	23,268

Vodafone Idea Ltd. *	206,018	22,940

Voltas Ltd.	1,728	26,588

WAAREE Energies Ltd.	790	28,019

Wipro Ltd.	9,812	27,372

Wipro Ltd., ADR (b)	11,330	30,818

Yes Bank Ltd. *	118,097	30,274

Zydus Lifesciences Ltd.	1,637	17,249

(Cost $6,826,597)		12,014,343

Indonesia – 1.2%

Amman Mineral Internasional PT *	111,046	44,005

	Number of Shares	Value $

Barito Renewables Energy Tbk PT	61,390	35,293

Bumi Resources Minerals Tbk PT *	442,624	25,912

Dian Swastatika Sentosa TBK PT *	8,144	53,764

GoTo Gojek Tokopedia Tbk PT *	6,888,096	26,469

Petrindo Jaya Kreasi TBK PT	174,573	28,091

PT Astra International Tbk	163,384	64,255

PT Bank Central Asia Tbk	425,797	211,556

PT Bank Mandiri Persero Tbk	279,314	81,002

PT Bank Negara Indonesia Persero Tbk	111,926	28,628

PT Bank Rakyat Indonesia Persero Tbk	515,155	113,826

PT Barito Pacific Tbk *	197,477	42,448

PT Chandra Asri Pacific Tbk	65,787	29,230

PT Charoen Pokphand Indonesia Tbk	39,682	11,031

PT Indofood Sukses Makmur Tbk	32,639	14,404

PT Sumber Alfaria Trijaya Tbk	135,154	14,607

PT Telkom Indonesia Persero Tbk	388,837	81,946

PT United Tractors Tbk	11,025	18,535

(Cost $936,553)		925,002

Ireland – 0.8%

PDD Holdings, Inc., ADR *

(Cost $526,250)	5,369	623,233

Kazakhstan – 0.0%

Solidcore Resources PLC * (a)

(Cost $66,377)	4,065	0

Kuwait – 0.7%

Boubyan Bank KSCP	10,412	23,982

Gulf Bank KSCP	14,631	16,969

Kuwait Finance House KSCP	85,432	221,547

Mabanee Co KPSC	3,923	13,752

Mobile Telecommunications Co. KSCP	16,288	27,594

National Bank of Kuwait SAKP	64,322	210,390

Warba Bank KSCP *	19,586	18,568

(Cost $337,697)		532,802

Luxembourg – 0.1%

Reinet Investments SCA	1,158	39,181

Zabka Group SA *	2,388	15,216

(Cost $38,509)		54,397

Malaysia – 1.1%

AMMB Holdings Bhd	16,846	24,255

Axiata Group Bhd	13,699	7,989

Celcomdigi Bhd	24,660	19,573

CIMB Group Holdings Bhd	60,289	111,606

Gamuda Bhd	33,491	43,358

Hong Leong Bank Bhd	5,441	27,834

See Notes to Financial Statements.

DBX ETF Trust  |  55

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

IHH Healthcare Bhd	15,750	31,481

IOI Corp. Bhd	25,694	24,808

Kuala Lumpur Kepong Bhd	4,839	23,653

Malayan Banking Bhd	48,218	115,630

Maxis Bhd	15,696	15,155

MISC Bhd	12,100	21,989

MR DIY Group M Bhd, 144A	21,900	8,002

Nestle Malaysia Bhd	483	12,494

Petronas Chemicals Group Bhd	25,324	18,384

Petronas Dagangan Bhd	1,704	8,173

Petronas Gas Bhd	6,990	29,635

Press Metal Aluminium Holdings Bhd	26,250	42,623

Public Bank Bhd	114,710	120,747

QL Resources Bhd	9,350	9,163

RHB Bank Bhd	13,681	23,009

SD Guthrie Bhd	12,523	15,788

Sunway Bhd	15,800	20,837

Telekom Malaysia Bhd	10,645	19,113

Tenaga Nasional Bhd	19,905	63,484

YTL Corp. Bhd	35,400	18,246

YTL Power International Bhd	18,100	14,279

(Cost $682,896)		891,308

Mexico – 1.9%

Alfa SAB de CV, Class A	29,403	23,294

America Movil SAB de CV, Series B	138,751	159,272

Arca Continental SAB de CV	3,719	37,946

Cemex SAB de CV, Series CPO	112,278	118,823

Coca-Cola Femsa SAB de CV	4,181	36,239

Fibra Uno Administracion SA de CV REIT	19,781	28,770

Fomento Economico Mexicano SAB de CV	13,414	129,391

Gruma SAB de CV, Class B	1,191	21,055

Grupo Aeroportuario del Centro Norte SAB de CV	2,075	27,839

Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,028	73,830

Grupo Aeroportuario del Sureste SAB de CV, Class B	1,369	41,407

Grupo Bimbo SAB de CV, Series A	10,966	34,840

Grupo Carso SAB de CV, Series A1	4,547	31,014

Grupo Comercial Chedraui SA de CV	1,878	13,723

Grupo Financiero Banorte SAB de CV, Class O	19,222	183,776

Grupo Financiero Inbursa SAB de CV, Class O	12,957	30,695

Grupo Mexico SAB de CV, Series B	24,293	211,699

Industrias Penoles SAB de CV *	1,601	67,597

	Number of Shares	Value $

Kimberly-Clark de Mexico SAB de CV, Class A	11,387	24,251

Prologis Property Mexico SA de CV REIT	8,690	37,066

Promotora y Operadora de Infraestructura SAB de CV	1,373	18,856

Wal-Mart de Mexico SAB de CV	38,799	131,407

(Cost $1,077,242)		1,482,790

Netherlands – 0.1%

Nebius Group N.V., Class A * (a)	4,277	0

NEPI Rockcastle NV *	4,828	41,358

(Cost $357,576)		41,358

Peru – 0.2%

Cia de Minas Buenaventura SAA, ADR	1,333	33,032

Credicorp Ltd.	500	128,605

(Cost $99,831)		161,637

Philippines – 0.4%

Ayala Corp.	2,174	17,608

Ayala Land, Inc.	44,324	15,381

Bank of the Philippine Islands	12,066	23,969

BDO Unibank, Inc.	15,930	35,584

International Container Terminal

Services, Inc.	8,021	74,199

Jollibee Foods Corp.	2,653	8,550

Manila Electric Co.	2,310	23,299

Metropolitan Bank & Trust Co.	15,642	17,604

PLDT, Inc.	446	9,826

SM Investments Corp.	1,803	22,751

SM Prime Holdings, Inc.	84,179	33,014

(Cost $267,586)		281,785

Poland – 1.0%

Allegro.eu SA, 144A *	5,548	48,698

Bank Millennium SA *	4,506	19,273

Bank Polska Kasa Opieki SA	1,412	77,309

Budimex SA	92	15,745

CCC SA *	406	15,019

CD Projekt SA	480	33,700

Dino Polska SA, 144A *	3,612	40,383

KGHM Polska Miedz SA *	1,140	66,085

LPP SA	8	37,262

mBank SA *	115	32,309

ORLEN SA	4,475	115,210

PGE Polska Grupa Energetyczna SA *	7,058	19,068

Powszechna Kasa Oszczednosci Bank Polski SA	6,735	142,743

Powszechny Zaklad Ubezpieczen SA	4,572	78,697

Santander Bank Polska SA	316	44,562

(Cost $579,100)		786,063

See Notes to Financial Statements.

56  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Qatar – 0.6%

Al Rayan Bank	46,187	27,666

Barwa Real Estate Co.	19,846	13,986

Commercial Bank PSQC	22,351	24,733

Dukhan Bank	18,726	17,883

Industries Qatar QSC	10,797	36,030

Mesaieed Petrochemical Holding Co.	39,417	12,710

Ooredoo QPSC	7,018	24,575

Qatar Electricity & Water Co. QSC	1,846	7,514

Qatar Fuel QSC	3,714	15,260

Qatar Gas Transport Co. Ltd.	20,565	25,490

Qatar International Islamic Bank QSC	8,489	25,763

Qatar Islamic Bank QPSC	14,250	90,995

Qatar National Bank QPSC	35,615	177,048

(Cost $397,531)		499,653

Russia – 0.0%

Alrosa PJSC * (a)	34,709	0

Gazprom PJSC * (a)	164,723	0

GMK Norilskiy Nickel PAO * (a)	88,300	0

Inter RAO UES PJSC * (a)	490,959	0

LUKOIL PJSC * (a)	5,651	0

Magnit PJSC * (a)	933	0

Mobile TeleSystems PJSC, ADR * (a)	6,594	0

Moscow Exchange MICEX-RTS PJSC * (a)	20,735	0

Novatek PJSC * (a)	12,810	0

Novolipetsk Steel PJSC * (a)	21,183	0

Ozon Holdings PLC, ADR * (a)	700	0

PhosAgro PJSC * (a)	713	0

PhosAgro PJSC, GDR * (a)	13	0

Polyus PJSC * (a)	4,760	0

Rosneft Oil Co. PJSC * (a)	14,582	0

Sberbank of Russia PJSC * (a)	146,997	0

Severstal PAO * (a)	707	0

Severstal PAO, GDR * (a)	2,248	0

Surgutneftegas PAO * (a)	68,300	0

Surgutneftegas PAO, ADR * (a)	2,000	0

Tatneft PJSC * (a)	17,973	0

TKS Holding MKPAO JSC * (a)	58	0

United Co. RUSAL International PJSC * (a)	39,327	0

VK IPJSC, GDR * (a)	1,643	0

VK IPJSC * (a)	48	0

VTB Bank PJSC * (a)	9,756	0

X5 Retail Group NV, GDR * (a)	1,749	0

(Cost $2,514,228)		0

Saudi Arabia – 2.9%

ACWA Power Co. *	1,191	60,638

	Number of Shares	Value $

Ades Holding Co.	3,069	13,916

Al Rajhi Bank	15,046	384,427

Alinma Bank	9,606	62,018

Almarai Co. JSC	3,840	45,755

Arab National Bank	7,285	43,072

Arabian Internet & Communications Services Co.	212	12,704

Bank AlBilad	5,042	35,186

Bank Al-Jazira *	4,880	15,038

Banque Saudi Fransi	9,111	39,927

Bupa Arabia for Cooperative Insurance Co.	680	26,646

Co. for Cooperative Insurance	457	14,679

Dallah Healthcare Co.	315	10,916

Dar Al Arkan Real Estate Development Co. *	4,069	17,007

Dr Sulaiman Al Habib Medical Services Group Co.	630	40,607

Elm Co.	172	35,120

Etihad Etisalat Co.	3,118	52,196

Jarir Marketing Co.	5,461	18,487

Mouwasat Medical Services Co.	925	17,112

Riyad Bank	11,264	77,466

SABIC Agri-Nutrients Co.	1,864	57,886

Sahara International Petrochemical Co.	3,209	14,371

SAL Saudi Logistics Services	227	10,281

Saudi Arabian Mining Co. *	10,669	173,482

Saudi Arabian Oil Co., 144A	45,958	301,735

Saudi Awwal Bank	8,149	66,514

Saudi Basic Industries Corp.	7,046	103,583

Saudi Electricity Co.	5,648	21,243

Saudi Investment Bank	5,435	18,776

Saudi National Bank	22,671	222,996

Saudi Research & Media Group *	302	11,472

Saudi Tadawul Group Holding Co.	291	13,063

Saudi Telecom Co.	15,312	174,122

Yanbu National Petrochemical Co.	1,784	14,485

(Cost $1,808,582)		2,226,926

Singapore – 0.4%

BOC Aviation Ltd., 144A	1,683	15,315

Trip.com Group Ltd.	4,685	321,929

(Cost $175,953)		337,244

South Africa – 3.0%

Absa Group Ltd.	6,492	79,016

Bid Corp. Ltd.	2,683	64,046

Bidvest Group Ltd.	2,381	31,790

Capitec Bank Holdings Ltd.	685	155,447

Clicks Group Ltd.	1,844	37,413

Discovery Ltd.	4,160	53,365

FirstRand Ltd.	39,449	187,811

See Notes to Financial Statements.

DBX ETF Trust  |  57

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Gold Fields Ltd.	6,764	284,149

Harmony Gold Mining Co. Ltd.	4,467	87,186

Impala Platinum Holdings Ltd.	6,917	86,662

MTN Group Ltd.	12,887	118,896

Naspers Ltd., Class N	5,902	369,057

Nedbank Group Ltd.	3,544	52,947

Northam Platinum Holdings Ltd.	2,763	49,326

OUTsurance Group Ltd.	7,283	30,856

Pepkor Holdings Ltd., 144A	26,736	40,840

Remgro Ltd.	4,192	42,590

Sanlam Ltd.	13,329	71,465

Sasol Ltd. *	4,635	30,146

Shoprite Holdings Ltd.	3,688	59,172

Sibanye Stillwater Ltd. *	21,996	71,827

Standard Bank Group Ltd.	9,827	151,386

Valterra Platinum Ltd.	2,033	141,424

Vodacom Group Ltd.	5,120	40,146

(Cost $1,864,985)		2,336,963

South Korea – 11.5%

Alteogen, Inc. *	310	112,352

Amorepacific Corp.	226	19,102

APR Corp. *	190	33,009

Celltrion, Inc.	1,137	143,492

Coway Co. Ltd.	475	27,777

DB Insurance Co. Ltd.	384	32,508

Doosan Bobcat, Inc. *	333	12,499

Doosan Co. Ltd.	61	36,335

Doosan Enerbility Co. Ltd. *	3,506	182,136

Ecopro BM Co. Ltd. *	347	35,369

Ecopro Co. Ltd.	838	48,149

Hana Financial Group, Inc.	2,126	134,876

Hanjin Kal Corp.	173	12,046

Hankook Tire & Technology Co. Ltd.	508	21,244

Hanmi Semiconductor Co. Ltd.	363	30,508

Hanwha Aerospace Co. Ltd.	255	147,731

Hanwha Ocean Co. Ltd. *	1,055	77,332

Hanwha Systems Co. Ltd.	609	19,132

HD Hyundai Co. Ltd.	295	39,416

HD Hyundai Electric Co. Ltd.	186	98,018

HD Hyundai Heavy Industries Co. Ltd.	290	105,498

HD Hyundai Marine Solution Co. Ltd.	121	15,312

HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	326	90,885

HLB, Inc. *	832	26,533

HMM Co. Ltd.	2,094	27,253

HYBE Co. Ltd. *	164	33,399

Hyosung Heavy Industries Corp.	41	52,998

Hyundai Glovis Co. Ltd.	272	30,406

Hyundai Mobis Co. Ltd.	474	99,754

	Number of Shares	Value $

Hyundai Motor Co.	1,020	181,369

Hyundai Rotem Co. Ltd.	610	72,877

Industrial Bank of Korea	2,377	33,215

Kakao Corp.	2,310	92,202

KakaoBank Corp.	1,478	21,758

KB Financial Group, Inc.	2,745	232,942

Kia Corp.	1,828	141,825

Korea Aerospace Industries Ltd.	534	39,542

Korea Electric Power Corp.	1,878	67,042

Korea Investment Holdings Co. Ltd.	348	37,955

Korea Zinc Co. Ltd.	32	29,201

Korean Air Lines Co. Ltd.	1,522	22,613

Krafton, Inc. *	224	39,221

KT&G Corp.	731	72,322

LG Chem Ltd.	389	98,926

LG Corp.	741	39,704

LG Display Co. Ltd. *	2,523	21,513

LG Electronics, Inc.	863	50,231

LG Energy Solution Ltd. *	362	100,429

LG H&H Co. Ltd.	67	12,597

LG Uplus Corp.	1,806	18,494

LIG Nex1 Co. Ltd.	105	27,345

LS Electric Co. Ltd.	116	36,283

Meritz Financial Group, Inc.	619	45,710

Mirae Asset Securities Co. Ltd.	1,655	24,589

NAVER Corp.	1,101	182,670

NH Investment & Securities Co. Ltd.	1,085	15,235

POSCO Future M Co. Ltd. *	250	35,104

POSCO Holdings, Inc.	555	116,800

Posco International Corp.	431	15,708

Samsung Biologics Co. Ltd., 144A *	91	99,437

Samsung C&T Corp.	649	99,293

Samsung Electro-Mechanics Co. Ltd.	442	75,437

Samsung Electronics Co. Ltd.	36,259	2,477,836

Samsung Episholdings Co. Ltd. *	46	13,419

Samsung Fire & Marine Insurance Co. Ltd.	235	76,940

Samsung Heavy Industries Co. Ltd. *	5,174	86,547

Samsung Life Insurance Co. Ltd.	590	61,341

Samsung SDI Co. Ltd.	461	93,883

Samsung SDS Co. Ltd.	323	37,008

Samyang Foods Co. Ltd.	31	30,459

Shinhan Financial Group Co. Ltd.	3,397	180,169

SK Biopharmaceuticals Co. Ltd. *	207	19,677

SK hynix, Inc.	4,151	1,495,958

SK Innovation Co. Ltd.	550	43,008

SK Square Co. Ltd. *	725	146,908

See Notes to Financial Statements.

58  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

SK Telecom Co. Ltd.	676	24,592

SK, Inc.	280	50,549

S-Oil Corp. *	343	17,889

Woori Financial Group, Inc.	4,945	89,273

Yuhan Corp.	422	35,008

(Cost $3,608,523)		8,925,122

Taiwan — 19.7%

Accton Technology Corp.	3,877	126,619

Advantech Co. Ltd.	4,002	36,724

Airtac International Group	1,153	33,174

Alchip Technologies Ltd.	591	62,235

ASE Technology Holding Co. Ltd.	25,554	186,861

Asia Cement Corp.	18,997	23,485

Asia Vital Components Co. Ltd.	2,523	110,534

ASPEED Technology, Inc.	233	54,306

Asustek Computer, Inc.	5,666	108,500

Bizlink Holding, Inc.	1,349	69,202

Caliway Biopharmaceuticals Co. Ltd. *	8,000	40,019

Catcher Technology Co. Ltd.	4,710	30,164

Cathay Financial Holding Co. Ltd.	74,255	151,893

Chailease Holding Co. Ltd.	12,067	39,602

Chang Hwa Commercial Bank Ltd.	58,008	37,335

Cheng Shin Rubber Industry Co. Ltd.	11,914	12,072

China Airlines Ltd.	18,002	11,013

China Steel Corp.	84,734	49,272

Chroma ATE, Inc.	3,000	78,286

Chunghwa Telecom Co. Ltd.	30,057	124,978

Compal Electronics, Inc.	32,847	30,717

CTBC Financial Holding Co. Ltd.	127,246	176,162

Delta Electronics, Inc.	14,818	440,031

E Ink Holdings, Inc.	6,676	40,841

E.Sun Financial Holding Co. Ltd.	114,313	110,543

Eclat Textile Co. Ltd.	1,653	23,095

Elite Material Co. Ltd.	2,371	115,207

eMemory Technology, Inc.	511	33,296

Eva Airways Corp.	18,937	20,575

Evergreen Marine Corp. Taiwan Ltd.	8,187	46,824

Far Eastern New Century Corp.	17,694	15,898

Far EasTone Telecommunications Co. Ltd.	14,725	41,334

Feng TAY Enterprise Co. Ltd.	4,388	18,036

First Financial Holding Co. Ltd.	88,283	77,636

Formosa Chemicals & Fibre Corp.	22,831	24,297

Formosa Plastics Corp.	24,969	33,136

Fortune Electric Co. Ltd.	1,292	28,816

Fubon Financial Holding Co. Ltd.	65,113	192,113

Gigabyte Technology Co. Ltd.	4,311	33,447

	Number of Shares	Value $

Global Unichip Corp.	744	53,575

Globalwafers Co. Ltd.	2,281	27,327

Gold Circuit Electronics Ltd.	2,550	51,431

Hon Hai Precision Industry Co. Ltd.	94,776	680,962

Hotai Motor Co. Ltd.	2,417	46,977

Hua Nan Financial Holdings Co. Ltd.	69,415	65,135

Innolux Corp.	62,392	26,937

International Games System Co. Ltd.	1,704	40,340

Inventec Corp.	22,239	30,894

Jentech Precision Industrial Co. Ltd.	712	65,903

KGI Financial Holding Co. Ltd.	118,206	59,320

King Slide Works Co. Ltd.	445	54,092

King Yuan Electronics Co. Ltd.	8,000	58,372

Largan Precision Co. Ltd.	839	58,945

Lite-On Technology Corp.	14,642	74,178

Lotes Co. Ltd.	711	29,677

MediaTek, Inc.	11,642	517,463

Mega Financial Holding Co. Ltd.	91,956	117,490

Nan Ya Plastics Corp.	39,211	73,712

Nien Made Enterprise Co. Ltd.	1,519	18,029

Novatek Microelectronics Corp.	4,679	58,068

Pegatron Corp.	13,965	32,081

PharmaEssentia Corp.	2,239	36,811

President Chain Store Corp.	4,808	36,690

Quanta Computer, Inc.	20,835	187,206

Realtek Semiconductor Corp.	4,034	66,966

Shanghai Commercial & Savings Bank Ltd.	27,401	34,137

SinoPac Financial Holdings Co. Ltd.	94,408	81,067

Taiwan Business Bank	60,734	30,672

Taiwan Cooperative Financial Holding Co. Ltd.	88,975	67,614

Taiwan High Speed Rail Corp.	10,015	8,919

Taiwan Mobile Co. Ltd.	13,891	47,801

Taiwan Semiconductor Manufacturing Co. Ltd.	188,628	8,654,590

TCC Group Holdings Co. Ltd.	53,102	38,661

Teco Electric and Machinery Co. Ltd.	9,000	25,149

TS Financial Holding Co. Ltd.	153,344	88,191

Unimicron Technology Corp.	10,411	61,866

Uni-President Enterprises Corp.	35,477	86,474

United Microelectronics Corp.	87,299	127,395

Vanguard International Semiconductor Corp.	8,642	24,920

Wan Hai Lines Ltd.	4,683	12,026

Wistron Corp.	23,283	107,197

Wiwynn Corp.	874	127,264

Yageo Corp.	13,324	99,765

See Notes to Financial Statements.

DBX ETF Trust  |  59

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Yang Ming Marine Transport Corp.	13,703	22,704

Yuanta Financial Holding Co. Ltd.	79,861	91,859

Zhen Ding Technology Holding Ltd.	5,688	26,369

(Cost $4,262,210)		15,321,499

Thailand – 1.0%

Advanced Info Service PCL, NVDR	7,973	76,028

Airports of Thailand PCL, NVDR	32,700	44,182

Bangkok Dusit Medical Services PCL, NVDR	85,500	50,458

Bumrungrad Hospital PCL, NVDR	4,900	25,797

Central Pattana PCL, NVDR	16,400	27,253

Charoen Pokphand Foods PCL, NVDR	32,169	20,284

CP ALL PCL, NVDR	39,349	52,861

CP AXTRA PCL	16,116	8,109

Delta Electronics Thailand PCL, NVDR	24,080	150,336

Gulf Development PCL *	32,111	40,644

Kasikornbank PCL, NVDR	5,203	30,140

Krung Thai Bank PCL, NVDR	30,529	26,077

Minor International PCL, NVDR	25,947	17,731

PTT Exploration & Production PCL, NVDR	9,183	30,377

PTT PCL	500	478

PTT PCL, NVDR	75,280	71,901

SCB X PCL, NVDR	6,398	25,834

Siam Cement PCL	2,578	14,934

Siam Cement PCL	2,558	14,818

TMBThanachart Bank PCL, NVDR	194,800	11,678

True Corp. PCL, NVDR	85,872	28,806

(Cost $751,375)		768,726

Turkey – 0.4%

Akbank TAS	25,607	39,012

Aselsan Elektronik Sanayi Ve Ticaret AS	9,464	40,839

BIM Birlesik Magazalar AS	3,494	44,146

Eregli Demir ve Celik Fabrikalari TAS	30,870	17,330

Ford Otomotiv Sanayi AS	5,407	12,035

Haci Omer Sabanci Holding AS	8,739	16,840

KOC Holding AS	5,645	22,367

Pegasus Hava Tasimaciligi AS *	0	2

Turk Hava Yollari AO	4,242	27,223

Turkcell Iletisim Hizmetleri AS	9,482	20,871

Turkiye Is Bankasi AS, Class C	50,235	16,039

Turkiye Petrol Rafinerileri AS	7,975	36,553

Yapi ve Kredi Bankasi AS *	24,310	20,191

(Cost $283,994)		313,448

	Number of Shares	Value $

United Arab Emirates – 1.4%

Abu Dhabi Commercial Bank PJSC	26,372	101,242

Abu Dhabi Islamic Bank PJSC	10,477	56,766

Abu Dhabi National Oil Co. for Distribution PJSC	26,420	27,694

ADNOC Drilling Co. PJSC	25,008	35,610

Adnoc Gas PLC	48,274	42,848

ADNOC Logistics & Services	13,410	20,592

Aldar Properties PJSC	30,420	67,501

Americana Restaurants International PLC - Foreign Co.	18,057	8,505

Dubai Electricity & Water Authority PJSC	44,947	33,409

Dubai Islamic Bank PJSC	22,611	56,453

Emaar Development PJSC	8,485	33,960

Emaar Properties PJSC	51,086	184,991

Emirates NBD Bank PJSC	14,210	94,402

Emirates Telecommunications Group Co. PJSC	26,292	128,852

First Abu Dhabi Bank PJSC	33,297	143,601

Salik Co PJSC	14,495	22,653

Two Point Zero Group PJSC *	25,358	17,675

(Cost $676,912)		1,076,754

United Kingdom – 0.4%

Anglogold Ashanti PLC

(Cost $60,463)	3,833	323,739

United States – 0.4%

BeOne Medicines Ltd., Class H *	6,643	174,739

Legend Biotech Corp., ADR *	543	15,047

Southern Copper Corp.	707	95,289

(Cost $169,822)		285,075

TOTAL COMMON STOCKS

(Cost $44,380,380)		74,890,397

PREFERRED STOCKS – 1.8%

Brazil – 1.1%

Axia Energia	1,548	19,452

Banco Bradesco SA	38,821	143,007

Cia Energetica de Minas Gerais	13,680	29,493

Cia Paranaense de Energia - Copel	7,311	19,668

Gerdau SA	9,312	33,238

Itau Unibanco Holding SA	40,570	316,696

Itausa SA	46,511	107,509

Klabin SA	2	1

Petroleo Brasileiro SA	36,306	216,369

(Cost $535,326)		885,433

Chile — 0.1%

Sociedad Quimica y Minera de

Chile SA, Class B *

(Cost $19,116)	1,042	67,345

See Notes to Financial Statements.

60  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Colombia – 0.1%

Grupo Cibest SA

(Cost $29,454)	3,190	50,101

India – 0.0%

TVS Motor Co. Ltd. * (a)

(Cost $0)	7,188	804

Russia – 0.0%

Surgutneftegas PAO * (a)

(Cost $55,823)	101,715	0

South Korea – 0.5%

Hyundai Motor Co.	182	23,823

Hyundai Motor Co. - 2nd Preferred	251	33,230

Samsung Electronics Co. Ltd.	6,194	315,880

(Cost $125,217)		372,933

TOTAL PREFERRED STOCKS

(Cost $764,936)		1,376,616

RIGHTS – 0.0%

India – 0.0%

Adani Enterprises Ltd.* , expires 12/17/25

(Cost $0)	137	678

Taiwan – 0.0%

Unimicron Technology Corp.* , expires 1/19/26

	Number of Shares	Value $

(Cost $0)	212	476

TOTAL RIGHTS

(Cost $0)		1,154

WARRANTS – 0.0%

Thailand – 0.0%

BTS Group Holdings PCL* , expires 11/20/26

(Cost $0)	23,669	14

SECURITIES LENDING COLLATERAL – 0.1%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.91% (c)(d)

(Cost $28,042)	28,042	28,042

CASH EQUIVALENTS – 2.9%

DWS Government Money Market Series “Institutional Shares”, 3.94% (c)

(Cost $2,273,010)	2,273,010	2,273,010

TOTAL INVESTMENTS – 101.1%

(Cost $47,446,368)		78,569,233

Other assets and liabilities, net – (1.1%)		(840,468)

NET ASSETS – 100.0%		77,728,765

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:

Value ($) at 5/31/2025	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2025	Value ($) at 11/30/2025

SECURITIES LENDING COLLATERAL – 0.1%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.91% (c)(d)

—	28,042	(e)	—	—	—	133	—	28,042	28,042

CASH EQUIVALENTS – 2.9%

DWS Government Money Market Series “Institutional Shares”, 3.94% (c)

855,034	7,446,441		(6,028,465)	—	—	32,037	—	2,273,010	2,273,010

855,034	7,474,483		(6,028,465)	—	—	32,170	—	2,301,052	2,301,052

*	Non-income producing security.

(a)	Investment was valued using significant unobservable inputs.

(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2025 amounted to $27,430, which is 0.0% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2025.

See Notes to Financial Statements.

DBX ETF Trust  |  61

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

ADR:	American Depositary Receipt

CPO:	Ordinary Participation Certificates

GDR:	Global Depositary Receipt

JSC:	Joint Stock Company

KSCP:	Kuwait Shareholding Company Public

NVDR:	Non Voting Depositary Receipt

PJSC:	Public Joint Stock Company

PSQC:	Public Shareholders Qatari Company

QPSC:	Qatari Public Shareholders Company

QSC:	Qatari Shareholders Company

REIT:	Real Estate Investment Trust

SAE:	Societe Anonyme Egyptienne

144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

MSCI Emerging Markets Index	USD	30	2,024,836	2,066,400	12/19/2025	41,564

At November 30, 2025, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

JP Morgan & Chase Co.	12/2/2025	CNH	472,000	USD	66,401	—	(361)

JP Morgan & Chase Co.	12/2/2025	CNH	21,728,900	USD	3,056,873	—	(16,565)

RBC Capital Markets	12/2/2025	CZK	2,354,610	USD	111,671	—	(1,309)

RBC Capital Markets	12/2/2025	EUR	409,800	USD	473,737	—	(1,631)

RBC Capital Markets	12/2/2025	HKD	148,433,400	USD	19,108,562	43,932	—

RBC Capital Markets	12/2/2025	HUF	74,040,600	USD	219,701	—	(5,400)

JP Morgan & Chase Co.	12/2/2025	KWD	4,000	USD	13,043	12	—

JP Morgan & Chase Co.	12/2/2025	KWD	170,000	USD	554,197	361	—

JP Morgan & Chase Co.	12/2/2025	PHP	17,875,200	USD	304,119	—	(685)

RBC Capital Markets	12/2/2025	PLN	2,824,700	USD	765,451	—	(8,026)

RBC Capital Markets	12/2/2025	PLN	236,000	USD	63,949	—	(674)

JP Morgan & Chase Co.	12/2/2025	QAR	1,914,000	USD	525,608	—	(72)

Citigroup Global Markets	12/2/2025	SAR	181,000	USD	48,220	—	(28)

Citigroup Global Markets	12/2/2025	SAR	9,235,000	USD	2,460,272	—	(1,443)

JP Morgan & Chase Co.	12/2/2025	THB	22,003,000	USD	681,031	—	(2,398)

JP Morgan & Chase Co.	12/2/2025	THB	1,057,000	USD	32,715	—	(116)

RBC Capital Markets	12/2/2025	THB	3,559,100	USD	109,987	—	(561)

Goldman Sachs & Co.	12/2/2025	TRY	14,678,900	USD	340,912	—	(4,464)

JP Morgan & Chase Co.	12/2/2025	USD	3,140,622	CNH	22,200,900	—	(422)

RBC Capital Markets	12/2/2025	USD	113,045	CZK	2,354,610	—	(65)

Morgan Stanley Capital	12/2/2025	USD	475,586	EUR	409,800	—	(218)

RBC Capital Markets	12/2/2025	USD	240,490	HKD	1,868,000	—	(566)

The Bank of New York Mellon	12/2/2025	USD	18,825,190	HKD	146,565,400	—	(484)

RBC Capital Markets	12/2/2025	USD	225,252	HUF	74,040,600	—	(151)

RBC Capital Markets	12/2/2025	USD	304,055	PHP	17,875,200	748	—

RBC Capital Markets	12/2/2025	USD	839,595	PLN	3,060,700	—	(1,494)

JP Morgan & Chase Co.	12/2/2025	USD	717,977	THB	23,060,000	—	(1,717)

See Notes to Financial Statements.

62  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

RBC Capital Markets	12/2/2025	USD	110,831	THB	3,559,100	—	(282)

Goldman Sachs & Co.	12/2/2025	USD	330,379	TRY	14,046,900	126	—

Goldman Sachs & Co.	12/2/2025	USD	14,684	TRY	632,000	186	—

Citigroup Global Markets	12/2/2025	USD	790,250	ZAR	13,535,000	693	—

Goldman Sachs & Co.	12/2/2025	USD	1,957,244	ZAR	33,522,700	1,716	—

Citigroup Global Markets	12/2/2025	ZAR	12,426,000	USD	715,519	—	(10,617)

Citigroup Global Markets	12/2/2025	ZAR	1,109,000	USD	63,877	—	(930)

Goldman Sachs & Co.	12/2/2025	ZAR	33,522,700	USD	1,930,381	—	(28,579)

JP Morgan & Chase Co.	12/3/2025	BRL	7,847,700	USD	1,446,885	—	(23,331)

JP Morgan & Chase Co.	12/3/2025	BRL	263,000	USD	48,481	—	(790)

RBC Capital Markets	12/3/2025	BRL	7,258,000	USD	1,338,154	—	(21,585)

Goldman Sachs & Co.	12/3/2025	CLP	186,931,400	USD	198,448	—	(2,922)

RBC Capital Markets	12/3/2025	CLP	149,006,200	USD	158,092	—	(2,424)

Goldman Sachs & Co.	12/3/2025	COP	388,992,400	USD	100,364	—	(3,182)

Goldman Sachs & Co.	12/3/2025	COP	50,761,000	USD	13,097	—	(415)

Citigroup Global Markets	12/3/2025	EGP	2,317,000	USD	48,443	28	—

RBC Capital Markets	12/3/2025	IDR	558,405,000	USD	33,525	—	(2)

RBC Capital Markets	12/3/2025	IDR	14,588,258,400	USD	876,567	687	—

JP Morgan & Chase Co.	12/3/2025	INR	51,931,000	USD	583,855	3,371	—

JP Morgan & Chase Co.	12/3/2025	INR	1,018,554,200	USD	11,454,442	69,048	—

JP Morgan & Chase Co.	12/3/2025	KRW	2,744,851,000	USD	1,922,932	56,200	—

JP Morgan & Chase Co.	12/3/2025	KRW	11,796,777,800	USD	8,289,144	266,332	—

Bank of America	12/3/2025	MXN	27,945,700	USD	1,500,487	—	(25,864)

Bank of America	12/3/2025	MXN	365,000	USD	19,614	—	(321)

RBC Capital Markets	12/3/2025	MYR	3,956,700	USD	945,032	—	(12,534)

JP Morgan & Chase Co.	12/3/2025	TWD	53,570,000	USD	1,740,642	33,410	—

RBC Capital Markets	12/3/2025	TWD	449,848,800	USD	14,632,893	296,585	—

JP Morgan & Chase Co.	12/3/2025	USD	1,517,355	BRL	8,110,700	2,132	—

RBC Capital Markets	12/3/2025	USD	1,358,124	BRL	7,258,000	1,615	—

Goldman Sachs & Co.	12/3/2025	USD	201,242	CLP	186,931,400	129	—

RBC Capital Markets	12/3/2025	USD	160,665	CLP	149,006,200	—	(149)

Goldman Sachs & Co.	12/3/2025	USD	117,522	COP	439,753,400	—	(464)

Citigroup Global Markets	12/3/2025	USD	48,567	EGP	2,317,000	—	(153)

RBC Capital Markets	12/3/2025	USD	21,048	IDR	350,284,000	—	(17)

RBC Capital Markets	12/3/2025	USD	885,789	IDR	14,796,379,400	2,586	—

RBC Capital Markets	12/3/2025	USD	11,962,078	INR	1,070,485,200	3,800	—

RBC Capital Markets	12/3/2025	USD	9,892,991	KRW	14,541,628,800	—	(3,448)

Bank of America	12/3/2025	USD	1,544,945	MXN	28,310,700	1,343	—

RBC Capital Markets	12/3/2025	USD	959,425	MYR	3,956,700	—	(1,859)

RBC Capital Markets	12/3/2025	USD	1,706,268	TWD	53,570,000	963	—

RBC Capital Markets	12/3/2025	USD	14,328,220	TWD	449,848,800	8,088	—

Citigroup Global Markets	12/8/2025	AED	1,242,000	USD	338,175	15	—

Citigroup Global Markets	12/8/2025	AED	291,000	USD	79,233	2	—

JP Morgan & Chase Co.	12/8/2025	AED	2,805,800	USD	763,948	10	—

Citigroup Global Markets	12/8/2025	USD	417,389	AED	1,533,000	3	—

JP Morgan & Chase Co.	12/8/2025	USD	763,939	AED	2,805,800	—	(1)

Citigroup Global Markets	1/5/2026	AED	1,533,000	USD	417,398	—	(16)

JP Morgan & Chase Co.	1/5/2026	AED	2,805,800	USD	763,909	—	(72)

RBC Capital Markets	1/5/2026	CZK	2,354,610	USD	113,137	44	—

Morgan Stanley Capital	1/5/2026	EUR	409,800	USD	476,476	139	—

The Bank of New York Mellon	1/5/2026	HKD	146,565,400	USD	18,843,827	—	(1,766)

See Notes to Financial Statements.

DBX ETF Trust  |  63

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

RBC Capital Markets	1/5/2026	HUF	74,040,600	USD	224,772	223	—

JP Morgan & Chase Co.	1/5/2026	KWD	174,000	USD	567,189	—	(270)

Bank of America	1/5/2026	MXN	28,310,700	USD	1,539,677	—	(1,150)

RBC Capital Markets	1/5/2026	PHP	17,875,200	USD	303,771	—	(787)

RBC Capital Markets	1/5/2026	PLN	3,060,700	USD	839,236	1,468	—

JP Morgan & Chase Co.	1/5/2026	QAR	1,914,000	USD	525,218	—	(422)

Citigroup Global Markets	1/5/2026	SAR	9,416,000	USD	2,507,432	316	—

JP Morgan & Chase Co.	1/5/2026	THB	23,060,000	USD	719,078	659	—

RBC Capital Markets	1/5/2026	THB	3,559,100	USD	110,956	74	—

Goldman Sachs & Co.	1/5/2026	TRY	14,046,900	USD	321,745	920	—

JP Morgan & Chase Co.	1/5/2026	USD	81,961	AED	301,000	—	(3)

RBC Capital Markets	1/5/2026	USD	476,003	HKD	3,702,000	5	—

Bank of America	1/5/2026	USD	43,346	MXN	797,000	32	—

Citigroup Global Markets	1/5/2026	USD	238,916	SAR	897,000	—	(80)

RBC Capital Markets	1/5/2026	USD	38,684	THB	1,240,000	—	(52)

Citigroup Global Markets	1/5/2026	ZAR	13,535,000	USD	788,240	—	(495)

Goldman Sachs & Co.	1/5/2026	ZAR	911,000	USD	53,054	—	(34)

Goldman Sachs & Co.	1/5/2026	ZAR	33,522,700	USD	1,952,252	—	(1,240)

JP Morgan & Chase Co.	1/6/2026	BRL	8,110,700	USD	1,506,756	—	(1,128)

RBC Capital Markets	1/6/2026	BRL	972,000	USD	180,481	—	(226)

RBC Capital Markets	1/6/2026	BRL	7,258,000	USD	1,348,373	—	(982)

Goldman Sachs & Co.	1/6/2026	CLP	186,931,400	USD	201,354	—	(127)

RBC Capital Markets	1/6/2026	CLP	65,454,000	USD	70,577	29	—

RBC Capital Markets	1/6/2026	CLP	149,006,200	USD	160,739	135	—

JP Morgan & Chase Co.	1/6/2026	CNH	22,200,900	USD	3,147,932	—	(688)

Goldman Sachs & Co.	1/6/2026	COP	439,753,400	USD	117,089	527	—

RBC Capital Markets	1/6/2026	IDR	14,796,379,400	USD	885,013	—	(3,110)

RBC Capital Markets	1/6/2026	IDR	889,991,000	USD	53,427	7	—

RBC Capital Markets	1/6/2026	INR	1,070,485,200	USD	11,935,484	—	(8,282)

RBC Capital Markets	1/6/2026	INR	29,931,000	USD	334,218	268	—

RBC Capital Markets	1/6/2026	KRW	14,541,628,800	USD	9,907,789	83	—

RBC Capital Markets	1/6/2026	MYR	3,956,700	USD	959,651	913	—

RBC Capital Markets	1/6/2026	TWD	53,570,000	USD	1,702,743	—	(8,618)

RBC Capital Markets	1/6/2026	TWD	449,848,800	USD	14,298,617	—	(72,366)

JP Morgan & Chase Co.	1/6/2026	USD	173,848	CNH	1,226,000	28	—

RBC Capital Markets	1/6/2026	USD	281,760	KRW	412,714,000	—	(564)

RBC Capital Markets	1/6/2026	USD	39,153	MYR	159,000	—	(626)

RBC Capital Markets	1/6/2026	USD	516,641	TWD	16,208,000	1,144	—

Citigroup Global Markets	1/8/2026	EGP	2,317,000	USD	47,860	35	—

Citigroup Global Markets	1/8/2026	EGP	625,000	USD	12,915	15	—

Total unrealized appreciation (depreciation)						801,185	(291,823)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.

64  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

Currency Abbreviations

AED	Arab Emirates Dirham

BRL	Brazilian Real

CLP	Chilean Peso

CNH	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

EGP	Egyptian Pound

EUR	Euro

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

KRW	South Korean Won

KWD	Kuwaiti Dinar

MXN	Mexican Peso

MYR	Malaysian Ringgit

PHP	Philippine Peso

PLN	Polish Zloty

QAR	Qatari Rial

SAR	Saudi Riyal

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	U.S. Dollar

ZAR	South African Rand

See Notes to Financial Statements.

DBX ETF Trust  |  65

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$74,851,498	$—	$38,899	$74,890,397

Preferred Stocks (a)	1,375,812	—	804	1,376,616

Rights (a)	678	476	—	1,154

Warrants	14	—	—	14

Short-Term Investments (a)	2,301,052	—	—	2,301,052

Derivatives (b)

Forward Foreign Currency Contracts	—	801,185	—	801,185

Futures Contracts	41,564	—	—	41,564

TOTAL	$78,570,618	$801,661	$39,703	$79,411,982

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Forward Foreign Currency Contracts	$—	$(291,823)	$—	$(291,823)

TOTAL	$—	$(291,823)	$—	$(291,823)

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended November 30, 2025, the amount of transfers from Level 3 to Level 1 was $44,213. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs. The amount of transfers from Level 1 to Level 3 was $32,487. The investments were transferred from Level 1 to Level 3 due the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.

66  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF

November 30, 2025 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS – 98.0%

Austria – 0.4%

Erste Group Bank AG	14,482	1,581,638

OMV AG	7,375	407,903

Raiffeisen Bank International AG	6,317	256,031

Verbund AG	3,314	244,109

(Cost $1,568,261)		2,489,681

Belgium – 1.3%

Ageas SA/NV	6,936	473,896

Anheuser-Busch InBev SA/NV	47,299	2,909,041

D’ieteren Group	919	159,906

Elia Group SA/NV	1,844	222,674

Financiere de Tubize SA	946	230,446

Groupe Bruxelles Lambert NV	3,748	324,120

KBC Group NV	10,934	1,346,348

Lotus Bakeries NV	21	188,546

Sofina SA	843	237,821

Syensqo SA	3,581	291,857

UCB SA	5,930	1,654,352

(Cost $7,357,619)		8,039,007

Chile – 0.1%

Antofagasta PLC

(Cost $429,257)	18,992	693,773

Denmark – 2.8%

A.P. Moller - Maersk A/S, Class A (a)	163	326,598

A.P. Moller - Maersk A/S, Class B	163	325,965

Carlsberg AS, Class B	4,395	545,842

Coloplast A/S, Class B	6,006	541,811

Danske Bank A/S	32,601	1,498,850

Demant A/S *	4,764	162,199

DSV A/S	9,700	2,210,983

Genmab A/S *	2,859	905,455

Novo Nordisk A/S, Class B	153,885	7,576,892

Novonesis (Novozymes) B, Class B	16,615	1,036,405

Orsted AS, 144A *	26,035	552,994

Pandora A/S	3,574	427,001

ROCKWOOL A/S, Class B	4,038	136,383

Tryg A/S	16,264	402,924

Vestas Wind Systems A/S	47,752	1,135,911

(Cost $21,911,113)		17,786,213

Finland – 1.7%

Elisa OYJ	6,566	287,297

Fortum OYJ	22,293	457,591

Kesko OYJ, Class B	12,193	259,540

Kone OYJ, Class B	15,942	1,082,564

Metso Corp.	31,516	518,401

Neste OYJ	19,835	382,863

Nokia OYJ	252,727	1,536,763

Nordea Bank Abp	146,797	2,595,137

	Number of Shares	Value $

Orion OYJ, Class B	5,459	390,395

Sampo OYJ, Class A	115,603	1,359,099

Stora Enso OYJ, Class R	28,329	332,889

UPM-Kymmene OYJ	25,609	698,399

Wartsila OYJ Abp	24,278	786,015

(Cost $9,682,319)		10,686,953

France – 15.8%

Accor SA	9,363	506,344

Aeroports de Paris SA	1,635	239,541

Air Liquide SA	27,685	5,302,766

Airbus SE	28,395	6,734,219

Alstom SA *	17,104	447,208

Amundi SA, 144A	2,958	236,758

AXA SA	82,910	3,741,233

BioMerieux	1,740	217,786

BNP Paribas SA	48,031	4,105,711

Bollore SE	34,983	193,974

Bouygues SA	9,389	468,541

Bureau Veritas SA	16,111	515,436

Capgemini SE	7,197	1,125,381

Carrefour SA	28,369	436,525

Cie de Saint-Gobain SA	21,613	2,154,610

Cie Generale des Etablissements Michelin SCA	32,088	1,047,802

Covivio SA REIT	2,854	184,403

Credit Agricole SA	50,868	974,794

Danone SA	30,875	2,757,757

Dassault Aviation SA	882	276,856

Dassault Systemes SE	31,724	887,245

Edenred SE	11,004	236,018

Eiffage SA	3,330	459,673

Engie SA	87,094	2,212,537

EssilorLuxottica SA	14,376	5,147,933

FDJ UNITED	4,692	132,040

Gecina SA REIT	2,325	215,490

Getlink SE	15,110	273,080

Hermes International SCA	1,515	3,690,542

Ipsen SA	1,757	253,338

Kering SA	3,567	1,211,525

Klepierre SA REIT	10,692	416,236

Legrand SA	12,377	1,874,349

L’Oreal SA	11,472	4,998,307

LVMH Moet Hennessy Louis Vuitton SE	11,940	8,801,934

Orange SA	87,947	1,447,644

Pernod Ricard SA	9,527	857,362

Publicis Groupe SA	10,910	1,062,818

Renault SA	8,726	348,911

Rexel SA	11,117	422,851

Safran SA	17,216	5,797,457

Sanofi SA	52,797	5,252,333

See Notes to Financial Statements.

DBX ETF Trust  |  67

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Sartorius Stedim Biotech	1,318	316,937

Schneider Electric SE	26,190	7,017,876

Societe Generale SA	33,369	2,320,161

Sodexo SA	4,381	231,433

Thales SA	4,466	1,167,699

TotalEnergies SE	94,961	6,256,794

Unibail-Rodamco-Westfield REIT *	5,810	617,483

Veolia Environnement SA	30,318	1,030,097

Vinci SA	23,907	3,390,254

(Cost $84,634,849)		100,016,002

Germany – 13.8%

adidas AG	8,211	1,527,772

Allianz SE	18,449	7,967,537

BASF SE	42,356	2,206,071

Bayer AG	46,980	1,661,336

Bayerische Motoren Werke AG	13,024	1,330,095

Beiersdorf AG	4,728	508,192

Brenntag SE	5,674	325,472

Commerzbank AG	34,581	1,359,062

Continental AG	5,487	410,792

CTS Eventim AG & Co. KGaA	3,166	309,781

Daimler Truck Holding AG	22,718	961,090

Delivery Hero SE, 144A *	9,190	214,274

Deutsche Bank AG (b)	88,564	3,144,697

Deutsche Boerse AG	8,910	2,382,357

Deutsche Lufthansa AG	26,740	256,522

Deutsche Post AG	46,009	2,392,598

Deutsche Telekom AG	175,933	5,665,327

E.ON SE	107,112	1,907,237

Evonik Industries AG	12,642	194,601

Fresenius Medical Care AG	10,582	506,349

Fresenius SE & Co. KGaA	19,886	1,091,798

GEA Group AG	7,004	474,479

Hannover Rueck SE	2,835	853,063

Heidelberg Materials AG	6,426	1,649,607

Henkel AG & Co. KGaA	4,853	364,228

Hensoldt AG	3,047	241,585

HOCHTIEF AG	742	262,348

Infineon Technologies AG	62,092	2,616,732

Knorr-Bremse AG	3,540	375,325

LEG Immobilien SE	3,662	275,265

Mercedes-Benz Group AG	34,180	2,305,975

Merck KGaA	6,049	813,954

MTU Aero Engines AG	2,598	1,061,720

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,187	3,904,247

Nemetschek SE	2,707	302,237

Rational AG	255	190,495

Rheinmetall AG	2,198	3,774,803

RWE AG	29,930	1,518,601

	Number of Shares	Value $

SAP SE	49,884	12,067,844

Scout24 SE, 144A	3,663	374,344

Siemens AG	36,329	9,620,942

Siemens Energy AG *	37,012	4,950,284

Siemens Healthineers AG, 144A	16,352	812,603

Symrise AG	6,202	513,963

Talanx AG	3,161	410,677

Vonovia SE	36,053	1,092,378

Zalando SE, 144A *	10,703	288,039

(Cost $71,655,536)		87,438,698

Hong Kong – 0.3%

Prudential PLC

(Cost $2,146,680)	120,997	1,752,450

Ireland – 1.2%

AerCap Holdings NV	8,404	1,126,136

AIB Group PLC	103,362	1,061,115

Bank of Ireland Group PLC	44,390	821,819

DCC PLC	4,273	282,640

Experian PLC	43,743	1,925,268

Kerry Group PLC, Class A	7,843	727,376

Kingspan Group PLC	7,569	648,406

Ryanair Holdings PLC	40,477	1,325,023

(Cost $6,283,937)		7,917,783

Italy – 4.6%

Banca Mediolanum SpA	11,209	239,765

Banca Monte dei Paschi di Siena SpA	93,122	880,700

Banco BPM SpA	54,930	791,069

BPER Banca SPA	71,181	857,077

Buzzi SpA	3,670	226,057

Davide Campari-Milano NV	28,525	194,100

Enel SpA	388,591	4,015,422

Eni SpA	97,692	1,828,123

Ferrari NV	5,975	2,341,293

FinecoBank Banca Fineco SpA	29,291	718,626

Generali	40,621	1,610,575

Infrastrutture Wireless Italiane SpA, 144A	13,432	122,857

Intesa Sanpaolo SpA	683,966	4,431,938

Leonardo SpA	19,466	1,059,255

Moncler SpA	11,076	746,735

Nexi SpA, 144A	23,115	107,763

Poste Italiane SpA, 144A	22,408	535,722

Prysmian SpA	13,464	1,347,855

Recordati Industria Chimica e Farmaceutica SpA	5,066	299,117

Snam SpA	96,450	641,532

Telecom Italia SpA *	537,370	302,200

Terna - Rete Elettrica Nazionale	64,483	679,785

UniCredit SpA	67,080	4,987,025

See Notes to Financial Statements.

68  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Unipol Assicurazioni SpA	16,263	372,680

(Cost $19,245,405)		29,337,271

Luxembourg – 0.3%

ArcelorMittal SA	22,298	961,686

CVC Capital Partners PLC, 144A	10,498	173,410

Eurofins Scientific SE	5,335	362,900

Tenaris SA	17,990	362,693

(Cost $1,466,807)		1,860,689

Mexico – 0.0%

Fresnillo PLC

(Cost $245,140)	10,366	361,642

Netherlands – 7.9%

ABN AMRO Bank NV CVA, 144A	27,674	935,769

Adyen NV, 144A *	1,195	1,858,341

Aegon Ltd.	60,110	484,886

Akzo Nobel NV	8,431	548,069

Argenx SE *	2,945	2,672,836

ASM International NV	2,252	1,239,285

ASML Holding NV	18,527	19,415,269

ASR Nederland NV	7,398	499,111

BE Semiconductor Industries NV	3,322	500,572

Euronext NV, 144A	3,762	577,347

EXOR NV	4,379	368,782

Ferrovial SE (a)	24,252	1,588,352

Heineken Holding NV	6,239	445,452

Heineken NV	13,682	1,113,836

IMCD NV	2,783	249,482

ING Groep NV	144,469	3,745,505

JDE Peet’s NV	8,394	307,885

Koninklijke Ahold Delhaize NV	42,874	1,773,012

Koninklijke KPN NV	189,024	863,916

Koninklijke Philips NV	36,410	1,024,636

Nebius Group NV * (a)	10,016	950,218

NN Group NV	12,884	933,792

Prosus NV *	62,609	3,940,713

QIAGEN NV	10,465	499,233

Randstad NV	4,659	181,157

Stellantis NV	94,810	1,011,043

Universal Music Group NV	52,993	1,357,300

Wolters Kluwer NV	11,055	1,174,661

(Cost $38,905,500)		50,260,460

Norway – 0.8%

Aker BP ASA	14,105	343,234

DNB Bank ASA	42,480	1,135,285

Equinor ASA	36,651	844,075

Gjensidige Forsikring ASA	9,633	269,530

Kongsberg Gruppen ASA	20,933	495,738

Mowi ASA	21,195	480,793

Norsk Hydro ASA	66,433	475,068

Orkla ASA	33,235	355,613

	Number of Shares	Value $

Salmar ASA	3,530	206,118

Telenor ASA	28,282	408,238

Yara International ASA	7,923	289,239

(Cost $4,977,255)		5,302,931

Poland – 0.0%

InPost SA *

(Cost $205,623)	12,667	148,407

Portugal – 0.3%

Banco Comercial Portugues SA, Class R	349,042	332,576

EDP SA	152,062	678,404

Galp Energia SGPS SA	20,227	407,441

Jeronimo Martins SGPS SA	14,181	336,237

(Cost $1,648,282)		1,754,658

Spain – 5.4%

Acciona SA	1,229	246,493

ACS Actividades de Construccion y Servicios SA	8,272	764,283

Aena Sme SA, 144A	35,400	963,362

Amadeus IT Group SA	21,566	1,584,550

Banco Bilbao Vizcaya Argentaria SA	275,210	5,926,761

Banco de Sabadell SA	242,236	881,759

Banco Santander SA	711,420	7,627,764

Bankinter SA	32,395	509,561

CaixaBank SA	186,856	2,084,297

Cellnex Telecom SA, 144A *	23,515	705,394

EDP Renovaveis SA	15,051	200,257

Endesa SA	15,364	557,123

Grifols SA	15,945	194,765

Iberdrola SA	302,514	6,381,415

Industria de Diseno Textil SA	51,959	2,908,147

Mapfre SA	45,714	211,477

Naturgy Energy Group SA	8,948	275,269

Redeia Corp. SA	19,594	349,573

Repsol SA	53,269	987,437

Telefonica SA (a)	174,694	756,880

(Cost $22,954,015)		34,116,567

Sweden – 5.4%

AddTech AB, Class B	12,150	417,486

Alfa Laval AB	13,301	627,930

Assa Abloy AB, Class B	47,390	1,800,036

Atlas Copco AB, Class A	130,417	2,212,998

Atlas Copco AB, Class B	73,159	1,118,197

Beijer Ref AB	20,767	330,721

Boliden AB *	13,721	656,623

Epiroc AB, Class A	31,162	668,727

Epiroc AB, Class B	18,373	353,995

EQT AB	23,128	801,069

Essity AB, Class B	29,247	809,168

Evolution AB, 144A	6,039	412,709

See Notes to Financial Statements.

DBX ETF Trust  |  69

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Fastighets AB Balder, Class B *	36,751	264,394

H & M Hennes & Mauritz AB, Class B (a)	24,208	439,239

Hexagon AB, Class B	100,026	1,169,678

Holmen AB, Class B	3,998	146,353

Industrivarden AB, Class A	5,458	229,167

Industrivarden AB, Class C	7,795	327,539

Indutrade AB	13,448	333,602

Investment AB Latour, Class B	7,073	169,091

Investor AB, Class B	87,858	2,990,966

L E Lundbergforetagen AB, Class B	3,745	199,131

Lifco AB, Class B	10,425	383,389

Nibe Industrier AB, Class B	69,993	258,740

Saab AB, Class B	14,831	747,131

Sagax AB, Class B	11,242	240,536

Sandvik AB	50,411	1,522,323

Securitas AB, Class B	24,022	366,400

Skandinaviska Enskilda Banken AB, Class A	71,735	1,427,337

Skanska AB, Class B	16,834	431,863

SKF AB, Class B	15,628	408,869

Spotify Technology SA *	7,476	4,477,152

Svenska Cellulosa AB SCA, Class B	27,207	353,454

Svenska Handelsbanken AB, Class A	70,328	975,107

Swedbank AB, Class A	39,933	1,270,198

Swedish Orphan Biovitrum AB *	9,700	348,096

Tele2 AB, Class B	27,189	432,561

Telefonaktiebolaget LM Ericsson, Class B	134,051	1,293,235

Telia Co. AB	116,143	466,248

Trelleborg AB, Class B	9,648	405,502

Volvo AB, Class B	75,826	2,271,339

(Cost $29,793,628)		34,558,299

Switzerland – 14.8%

ABB Ltd.	75,020	5,390,457

Alcon, Inc.	23,986	1,906,817

Avolta AG *	3,846	211,236

Baloise Holding AG	2,039	533,546

Banque Cantonale Vaudoise	1,455	176,419

Barry Callebaut AG (a)	173	277,170

Belimo Holding AG	459	448,829

BKW AG	1,097	228,877

Chocoladefabriken Lindt & Spruengli AG	5	744,429

Chocoladefabriken Lindt & Spruengli AG Participation Certificates	45	662,144

Cie Financiere Richemont SA, Class A	25,692	5,446,717

Coca-Cola HBC AG *	10,544	529,015

	Number of Shares	Value $

DSM-Firmenich AG	8,037	659,690

EMS-Chemie Holding AG	335	228,532

Galderma Group AG	7,305	1,454,998

Geberit AG	1,639	1,276,433

Givaudan SA	444	1,872,063

Glencore PLC *	475,029	2,270,068

Helvetia Holding AG	1,667	432,470

Holcim AG *	24,155	2,261,844

Julius Baer Group Ltd.	9,946	710,694

Kuehne + Nagel International AG	2,239	449,026

Logitech International SA	7,165	805,427

Lonza Group AG	3,316	2,270,385

Nestle SA	123,020	12,225,428

Novartis AG	90,813	11,811,456

Partners Group Holding AG	1,079	1,279,810

Roche Holding AG	1,551	616,693

Roche Holding AG	33,514	12,824,852

Sandoz Group AG	19,991	1,411,539

Schindler Holding AG	1,122	380,611

Schindler Holding AG Participation Certificates	1,903	679,897

SGS SA	7,828	898,081

Sika AG	7,254	1,429,037

Sonova Holding AG	2,405	599,079

STMicroelectronics NV	21,339	489,520

STMicroelectronics NV, Class Y	11,386	261,764

Straumann Holding AG	5,444	620,777

Swatch Group AG – Bearer	1,487	300,158

Swiss Life Holding AG	1,367	1,498,884

Swiss Prime Site AG	3,645	537,698

Swiss Re AG	14,299	2,519,636

Swisscom AG	1,256	901,387

UBS Group AG	151,778	5,861,015

VAT Group AG, 144A	1,302	572,796

Zurich Insurance Group AG	6,998	5,028,315

(Cost $77,079,313)		93,995,719

United Kingdom – 21.1%

3i Group PLC	47,274	1,977,364

Admiral Group PLC	12,452	523,148

Anglo American PLC	53,460	2,018,731

Ashtead Group PLC	19,942	1,275,229

Associated British Foods PLC	14,449	408,781

AstraZeneca PLC	74,018	13,699,675

Auto Trader Group PLC, 144A	38,634	326,981

Aviva PLC	147,613	1,274,357

BAE Systems PLC	142,428	3,113,602

Barclays PLC	669,599	3,815,820

Barratt Redrow PLC	66,426	346,998

BP PLC	752,249	4,525,441

British American Tobacco PLC	104,388	6,112,562

BT Group PLC	280,964	673,382

See Notes to Financial Statements.

70  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Bunzl PLC	14,933	428,012

Centrica PLC	231,584	526,047

Coca-Cola Europacific Partners PLC	9,840	902,230

Compass Group PLC	80,636	2,533,354

Diageo PLC	106,680	2,452,222

Endeavour Mining PLC	8,847	408,953

Entain PLC	26,757	275,366

GSK PLC	194,324	4,609,716

Haleon PLC	425,972	2,092,619

Halma PLC	18,405	867,837

Hikma Pharmaceuticals PLC	8,407	173,039

HSBC Holdings PLC	821,862	11,649,735

Imperial Brands PLC	36,361	1,544,978

Informa PLC	61,474	781,492

InterContinental Hotels Group PLC	7,016	930,664

International Consolidated Airlines Group SA	60,715	318,975

Intertek Group PLC	7,291	446,730

J Sainsbury PLC	76,473	326,352

JD Sports Fashion PLC	126,583	129,534

Kingfisher PLC	78,688	318,503

Land Securities Group PLC REIT	34,892	279,598

Legal & General Group PLC	279,963	915,533

Lloyds Banking Group PLC	2,829,248	3,602,693

London Stock Exchange Group PLC	22,333	2,634,993

M&G PLC	113,649	410,039

Marks & Spencer Group PLC	99,378	457,664

Melrose Industries PLC	57,014	449,315

National Grid PLC	236,980	3,598,636

NatWest Group PLC	382,279	3,201,011

Next PLC	5,579	1,043,382

Pearson PLC	27,563	364,196

Phoenix Group Holdings PLC	33,358	307,512

Reckitt Benckiser Group PLC	32,014	2,481,398

RELX PLC	87,449	3,510,694

Rentokil Initial PLC	121,182	668,024

Rio Tinto PLC	54,056	3,882,001

Rolls-Royce Holdings PLC	402,347	5,691,467

Sage Group PLC	44,530	633,740

Schroders PLC	38,739	199,287

Segro PLC REIT	62,914	595,474

Severn Trent PLC	13,211	493,093

Shell PLC	276,898	10,208,530

Smith & Nephew PLC	39,559	657,307

Smiths Group PLC	16,180	523,759

Spirax Group PLC	3,671	326,013

SSE PLC	56,820	1,654,174

Standard Chartered PLC	91,834	2,035,548

Tesco PLC	310,477	1,851,755

	Number of Shares	Value $

Unilever PLC	117,076	7,046,255

United Utilities Group PLC	30,996	507,841

Vodafone Group PLC	904,773	1,126,710

Whitbread PLC	8,021	264,533

Wise PLC, Class A *	33,506	391,864

(Cost $112,113,099)		133,822,468

TOTAL COMMON STOCKS

(Cost $514,303,638)		622,339,671

PREFERRED STOCKS – 0.5%

Germany – 0.5%

Bayerische Motoren Werke AG	2,840	267,670

Dr Ing hc F Porsche AG, 144A (a)	5,744	297,438

Henkel AG & Co. KGaA	7,793	628,995

Porsche Automobil Holding SE	7,483	322,299

Sartorius AG (a)	1,310	381,724

Volkswagen AG	9,788	1,117,015

(Cost $4,532,256)		3,015,141

SECURITIES LENDING COLLATERAL – 0.4%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.91% (c)(d)

(Cost $2,458,170)	2,458,170	2,458,170

CASH EQUIVALENTS – 1.9%

DWS Government Money Market Series “Institutional Shares”, 3.94% (c)

(Cost $12,175,567)	12,175,567	12,175,567

TOTAL INVESTMENTS – 100.8%

(Cost $533,469,631)		639,988,549

Other assets and liabilities,net – (0.8%)		(5,377,210)

NET ASSETS – 100.0%		634,611,339

See Notes to Financial Statements.

DBX ETF Trust  |  71

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:

Value ($) at 5/31/2025	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2025	Value ($) at 11/30/2025
COMMON STOCKS – 0.5%

Germany – 0.5%

Deutsche Bank AG (b)

2,760,841	203,700	(588,910)		326,412	442,654	—	—	88,564	3,144,697

SECURITIES LENDING COLLATERAL – 0.4%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.91% (c)(d)

5,319,270	—	(2,861,100	) (e)	—	—	22,288	—	2,458,170	2,458,170

CASH EQUIVALENTS – 1.9%

DWS Government Money Market Series “Institutional Shares”, 3.94% (c)

14,028,943	43,021,115	(44,874,491)		—	—	162,029	—	12,175,567	12,175,567

22,109,054	43,224,815	(48,324,501)		326,412	442,654	184,317	—	14,722,301	17,778,434

*	Non-income producing security.

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2025 amounted to $2,363,924, which is 0.4% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2025.

CVA:	Certificaten Van Aandelen (Dutch Certificate)

REIT:	Real Estate Investment Trust

144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)

CAC 40 Index	EUR	16	1,511,978	1,508,372	12/19/2025	(3,606)

DAX Index	EUR	2	1,394,701	1,384,345	12/19/2025	(10,356)

EURO STOXX 50 Index	EUR	25	1,644,075	1,645,461	12/19/2025	1,386

FTSE 100 Index	GBP	16	2,065,759	2,065,373	12/19/2025	(386)

FTSE MIB Index	EUR	2	497,430	503,498	12/19/2025	6,068

IBEX 35 Index	EUR	2	376,307	380,070	12/19/2025	3,763

OMXS30 Index	SEK	22	640,838	651,079	12/19/2025	10,241

SMI Index	CHF	8	1,219,676	1,280,119	12/19/2025	60,443

Total net unrealized appreciation						67,553

At November 30, 2025, the Fund had the following forward foreign currency contracts outstanding:

See Notes to Financial Statements.

72  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

Morgan Stanley Capital	12/2/2025	CHF	69,793,639	USD	87,227,438	343,784	—

Morgan Stanley Capital	12/2/2025	CHF	2,197,000	USD	2,744,692	9,724	—

Morgan Stanley Capital	12/2/2025	DKK	112,549,542	USD	17,429,206	—	(52,317)

RBC Capital Markets	12/2/2025	EUR	9,435,000	USD	10,906,917	—	(37,689)

RBC Capital Markets	12/2/2025	EUR	279,605,896	USD	323,230,008	—	(1,113,007)

The Bank of New York Mellon	12/2/2025	GBP	5,141,000	USD	6,754,811	—	(54,447)

The Bank of New York Mellon	12/2/2025	GBP	101,639,724	USD	133,549,210	—	(1,072,673)

Goldman Sachs & Co.	12/2/2025	NOK	55,683,791	USD	5,503,983	2,474	—

Morgan Stanley Capital	12/2/2025	SEK	268,453,386	USD	28,327,448	—	(107,549)

Morgan Stanley Capital	12/2/2025	SEK	15,148,000	USD	1,597,800	—	(6,699)

The Bank of New York Mellon	12/2/2025	USD	89,657,686	CHF	71,990,639	—	(39,064)

Morgan Stanley Capital	12/2/2025	USD	17,488,594	DKK	112,549,542	—	(7,071)

Morgan Stanley Capital	12/2/2025	USD	335,441,498	EUR	289,040,896	—	(153,878)

RBC Capital Markets	12/2/2025	USD	141,484,459	GBP	106,780,724	—	(53,318)

Goldman Sachs & Co.	12/2/2025	USD	5,300,699	NOK	53,602,791	—	(4,792)

Goldman Sachs & Co.	12/2/2025	USD	205,693	NOK	2,081,000	—	(92)

Morgan Stanley Capital	12/2/2025	USD	30,068,349	SEK	283,601,386	—	(28,852)

The Bank of New York Mellon	1/5/2026	CHF	71,990,639	USD	90,028,812	—	(14,748)

The Bank of New York Mellon	1/5/2026	CHF	2,270,000	USD	2,838,593	—	(650)

Morgan Stanley Capital	1/5/2026	DKK	2,439,000	USD	379,712	—	(64)

Morgan Stanley Capital	1/5/2026	DKK	112,549,542	USD	17,527,518	2,462	—

Morgan Stanley Capital	1/5/2026	EUR	1,576,000	USD	1,831,640	—	(246)

Morgan Stanley Capital	1/5/2026	EUR	289,040,896	USD	336,068,717	97,853	—

RBC Capital Markets	1/5/2026	GBP	106,780,724	USD	141,487,449	55,334	—

RBC Capital Markets	1/5/2026	GBP	129,000	USD	170,925	64	—

Goldman Sachs & Co.	1/5/2026	NOK	651,000	USD	64,370	59	—

Goldman Sachs & Co.	1/5/2026	NOK	53,602,791	USD	5,300,175	4,870	—

Morgan Stanley Capital	1/5/2026	SEK	5,178,000	USD	549,982	269	—

Morgan Stanley Capital	1/5/2026	SEK	283,601,386	USD	30,131,959	23,948	—

Total unrealized appreciation (depreciation)						540,841	(2,747,156)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	Pound Sterling

NOK	Norwegian Krone

SEK	Swedish Krona

USD	U.S. Dollar

See Notes to Financial Statements.

DBX ETF Trust  |  73

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$622,339,671	$—	$—	$622,339,671

Preferred Stocks	3,015,141	—	—	3,015,141

Short-Term Investments (a)	14,633,737	—	—	14,633,737

Derivatives (b)

Forward Foreign Currency Contracts	—	540,841	—	540,841

Futures Contracts	81,901	—	—	81,901

TOTAL	$640,070,450	$540,841	$—	$640,611,291

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Forward Foreign Currency Contracts	$—	$(2,747,156)	$—	$(2,747,156)

Futures Contracts	(14,348)	—	—	(14,348)

TOTAL	$(14,348)	$(2,747,156)	$—	$(2,761,504)

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.

74  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF

November 30, 2025 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS – 96.6%

Austria – 1.1%

ANDRITZ AG	588	42,459

AT&S Austria Technologie & Systemtechnik AG *	214	8,093

BAWAG Group AG, 144A *	676	90,492

CA Immobilien Anlagen AG	362	10,221

CPI Europe AG *	315	5,719

DO & CO AG	71	15,698

Erste Group Bank AG	2,744	299,683

EVN AG	315	9,701

Kontron AG	334	9,345

Lenzing AG *	178	4,873

Oesterreichische Post AG	329	11,640

OMV AG	1,266	70,021

Palfinger AG	127	4,803

Porr AG	275	9,682

Raiffeisen Bank International AG	1,234	50,015

UNIQA Insurance Group AG	937	16,326

Verbund AG	584	43,017

Vienna Insurance Group AG Wiener Versicherung Gruppe	306	17,517

voestalpine AG	1,007	43,407

Wienerberger AG	925	31,675

(Cost $560,671)		794,387

Belgium – 2.8%

Ackermans & van Haaren NV	202	51,644

Aedifica SA REIT	434	33,479

Ageas SA/NV	1,301	88,890

Anheuser-Busch InBev SA/NV	8,784	540,244

Azelis Group NV	1,480	15,940

Barco NV	565	8,061

Bekaert SA	327	13,997

Cofinimmo SA REIT	326	29,534

Colruyt Group NV	333	12,801

Deme Group NV	69	11,142

D’ieteren Group	199	34,626

Elia Group SA/NV	384	46,370

Euronav NV	1,090	11,999

Fagron	598	14,775

Financiere de Tubize SA	185	45,066

Galapagos NV *	308	9,661

Gimv NV	185	9,700

Groupe Bruxelles Lambert NV	683	59,064

KBC Ancora	309	25,772

KBC Group NV	2,028	249,716

Kinepolis Group NV	127	4,604

Lotus Bakeries NV	4	35,914

Melexis NV	197	12,112

Montea NV REIT	157	13,040

Ontex Group NV *	598	4,502

	Number of Shares	Value $

Proximus SADP	1,127	9,694

Recticel SA	363	3,828

Retail Estates NV REIT	112	8,237

Sofina SA	136	38,367

Solvay SA	681	21,724

Syensqo SA	645	52,569

Tessenderlo Group SA	193	6,157

UCB SA	1,133	316,084

Umicore SA	1,932	33,953

Vastned NV REIT *	101	3,632

VGP NV	103	12,378

Warehouses De Pauw CVA REIT	1,795	46,600

X-Fab Silicon Foundries SE, 144A *	392	2,235

Xior Student Housing NV REIT	286	9,704

(Cost $1,688,382)		1,947,815

Finland – 3.3%

Citycon OYJ *	1,097	5,090

Elisa OYJ	1,291	56,488

Finnair OYJ *	616	2,104

Fortum OYJ	4,058	83,295

Harvia OYJ	157	7,558

Hiab OYJ	358	20,556

Huhtamaki OYJ	812	27,975

Kalmar OYJ, Class B	358	15,448

Kemira OYJ	1,106	24,710

Kempower OYJ *	156	2,617

Kesko OYJ, Class B	2,397	51,023

Kojamo OYJ *	1,210	14,864

Kone OYJ, Class B	2,979	202,293

Konecranes OYJ	588	60,194

Mandatum OYJ	3,648	27,438

Marimekko OYJ	233	3,443

Metsa Board OYJ, Class B	1,598	5,524

Metso Corp.	5,933	97,591

Neste OYJ	3,809	73,523

Nokia OYJ	46,965	285,581

Nokian Renkaat OYJ	1,079	10,520

Nordea Bank Abp	27,620	488,278

Orion OYJ, Class B	974	69,655

Outokumpu OYJ	4,004	18,792

Puuilo OYJ	839	14,365

QT Group OYJ *	182	6,768

Revenio Group OYJ	199	5,148

Sampo OYJ, Class A	21,390	251,474

Stora Enso OYJ, Class R	5,134	60,329

TietoEVRY OYJ	967	20,079

Tokmanni Group Corp.	435	3,848

UPM-Kymmene OYJ	4,821	131,476

Valmet OYJ	1,233	40,205

Wartsila OYJ Abp	4,563	147,730

See Notes to Financial Statements.

DBX ETF Trust  |  75

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

YIT OYJ *	1,066	3,907

(Cost $1,976,288)		2,339,889

France – 28.1%

Accor SA	1,792	96,910

Aeroports de Paris SA	294	43,073

Air France-KLM *	1,009	12,348

Air Liquide SA	5,146	985,661

Airbus SE	5,296	1,256,011

Alstom SA *	3,158	82,570

Altarea SCA REIT	61	7,458

Alten SA	253	19,737

Amundi SA, 144A	535	42,821

Antin Infrastructure Partners SA	323	3,837

ARGAN SA REIT	88	6,676

Arkema SA	509	30,969

Assystem SA	10	499

Aubay	32	1,889

AXA SA	15,471	698,114

Beneteau SACA	181	1,701

BioMerieux	394	49,315

BNP Paribas SA	8,947	764,794

Bollore SE	6,642	36,829

Bouygues SA	1,706	85,135

Bureau Veritas SA	3,014	96,426

Capgemini SE	1,366	213,599

Carmila SA REIT *	613	12,174

Carrefour SA	5,329	82,000

Cie de Saint-Gobain SA	3,981	396,868

Cie des Alpes	183	4,670

Cie Generale des Etablissements Michelin SCA	5,900	192,659

Clariane SE *	1,376	5,947

Coface SA	1,052	18,524

Covivio SA REIT	445	28,752

Credit Agricole SA	9,434	180,786

Danone SA	5,745	513,144

Dassault Aviation SA	183	57,443

Dassault Systemes SE	6,090	170,323

Derichebourg SA	910	6,782

Edenred SE	2,205	47,294

Eiffage SA	619	85,447

Elior Group SA, 144A *	802	2,501

Elis SA	1,472	41,834

Emeis SA *	772	11,973

Engie SA	16,230	412,307

Equasens	61	3,039

Eramet SA (a)	72	4,477

EssilorLuxottica SA	2,682	960,403

Etablissements Maurel et Prom SA	412	2,304

Eurazeo SE	390	24,724

	Number of Shares	Value $

Eutelsat Communications SACA *	1,567	3,963

Exail Technologies SA *	74	6,507

Exosens SAS	247	12,020

FDJ UNITED	1,002	28,198

Fnac Darty SA	127	4,154

Forvia SE *	1,396	19,594

Gaztransport Et Technigaz SA	319	63,758

Gecina SA REIT	409	37,908

Getlink SE	2,878	52,014

Havas NV *	372	6,250

Hermes International SCA	283	689,388

ICADE REIT	329	8,098

ID Logistics Group SACA *	31	13,845

Imerys SA	286	7,836

Interparfums SA	228	6,469

Ipsen SA	357	51,475

IPSOS SA	359	13,359

JCDecaux SE	545	9,704

Kaufman & Broad SA	100	3,480

Kering SA	660	224,168

Klepierre SA REIT	1,857	72,292

Legrand SA	2,331	353,002

LISI SA	130	7,397

L’Oreal SA	2,138	931,519

Louis Hachette Group	5,446	9,587

LVMH Moet Hennessy Louis Vuitton SE	2,229	1,643,175

Manitou BF SA	69	1,494

Medincell SA *	201	6,566

Mercialys SA REIT	874	11,112

Mersen SA	183	4,617

Metropole Television SA	199	2,890

Nanobiotix SA *	316	6,363

Nexans SA	334	48,314

Nexity SA *	329	3,545

Opmobility	461	7,845

Orange SA	16,721	275,235

Pernod Ricard SA	1,767	159,017

Peugeot Invest SA	32	2,732

Pierre Et Vacances SA *	646	1,186

Planisware SA	177	4,373

Pluxee NV	823	13,213

Publicis Groupe SA	2,011	195,905

Quadient SA	286	4,757

Remy Cointreau SA	204	9,385

Renault SA	1,742	69,654

Rexel SA	2,007	76,339

Robertet SA	7	7,146

Rubis SCA	731	27,881

Safran SA	3,209	1,080,625

Sanofi SA	9,816	976,512

See Notes to Financial Statements.

76  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Sartorius Stedim Biotech	257	61,800

Schneider Electric SE	4,886	1,309,253

SCOR SE	1,519	48,950

SEB SA	199	11,247

Seche Environnement SACA	24	2,018

Societe BIC SA	157	8,969

Societe Generale SA	6,300	438,042

Sodexo SA	798	42,155

SOITEC *	214	6,591

Sopra Steria Group	143	21,846

SPIE SA	1,295	70,183

Technip Energies NV	1,219	47,625

Teleperformance SE	460	31,610

Television Francaise 1 SA	326	3,146

Thales SA	831	217,277

TotalEnergies SE	17,669	1,164,176

Trigano SA	68	13,567

Ubisoft Entertainment SA *	1,059	8,894

Unibail-Rodamco-Westfield REIT *	1,090	115,844

Valeo SE	1,787	22,574

Vallourec SACA	1,478	26,926

Valneva SE *	1,531	7,146

Veolia Environnement SA	5,517	187,448

Vicat SACA	161	13,204

Vinci SA	4,458	632,189

Virbac SACA	36	15,368

Vivendi SE *	5,267	15,372

Voltalia SA *	257	2,170

VusionGroup	64	15,501

Wavestone	61	3,534

Wendel SE	188	17,534

Worldline SA, 144A * (a)	2,228	3,954

(Cost $17,556,375)		19,664,726

Germany – 24.9%

1&1 AG	332	9,339

Adesso SE	28	3,118

adidas AG	1,510	280,957

AIXTRON SE	1,010	21,018

Allianz SE	3,434	1,483,035

AlzChem Group AG	51	7,620

Atoss Software SE	62	8,285

Aumovio SE *	495	21,303

Aurubis AG	292	40,375

Auto1 Group SE *	1,188	33,405

BASF SE	7,886	410,735

Bayer AG	8,648	305,816

Bayerische Motoren Werke AG	2,469	252,150

Bechtle AG	769	39,607

Beiersdorf AG	847	91,040

Bilfinger SE	322	37,950

	Number of Shares	Value $

Brenntag SE	1,119	64,188

CANCOM SE	222	6,876

Carl Zeiss Meditec AG	361	18,652

CECONOMY AG *	1,402	7,253

Cewe Stiftung & Co. KGaA	32	3,831

Commerzbank AG	6,508	255,770

Continental AG	990	74,118

CTS Eventim AG & Co. KGaA	559	54,696

CureVac NV *	1,066	5,866

Daimler Truck Holding AG	4,167	176,286

Delivery Hero SE, 144A *	1,709	39,847

Dermapharm Holding SE	156	6,822

Deutsche Bank AG (b)	16,464	584,597

Deutsche Boerse AG	1,667	445,723

Deutsche Lufthansa AG	5,333	51,161

Deutsche Pfandbriefbank AG, 144A	1,109	5,830

Deutsche Post AG	8,514	442,752

Deutsche Telekom AG	32,689	1,052,639

Deutz AG	1,147	10,578

Douglas AG *	314	4,509

Duerr AG	455	10,282

E.ON SE	19,874	353,877

Eckert & Ziegler SE	381	7,142

Elmos Semiconductor SE	70	7,925

Energiekontor AG	58	2,304

Evonik Industries AG	2,500	38,483

Evotec SE *	1,329	8,942

Fielmann Group AG	183	9,308

flatexDEGIRO AG	804	30,889

Fraport AG Frankfurt Airport Services Worldwide *	329	27,612

Freenet AG	1,024	33,877

Fresenius Medical Care AG	1,975	94,504

Fresenius SE & Co. KGaA	3,775	207,258

Friedrich Vorwerk Group SE	65	6,055

GEA Group AG	1,343	90,980

Gerresheimer AG	323	9,944

GFT Technologies SE	156	3,424

GRENKE AG	229	4,181

Hannover Rueck SE	545	163,993

Heidelberg Materials AG	1,198	307,536

HelloFresh SE *	1,470	10,555

Henkel AG & Co. KGaA	938	70,399

Hensoldt AG	582	46,144

HOCHTIEF AG	136	48,085

Hornbach Holding AG & Co. KGaA	76	7,811

HUGO BOSS AG	357	15,844

Hypoport SE *	27	3,902

Infineon Technologies AG	11,586	488,267

IONOS Group SE *	438	14,150

See Notes to Financial Statements.

DBX ETF Trust  |  77

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Jenoptik AG	548	12,548

JOST Werke SE, 144A	100	6,020

K+S AG	1,364	18,560

KION Group AG	676	50,618

Kloeckner & Co. SE	552	3,874

Knorr-Bremse AG	656	69,552

Krones AG	127	19,240

LANXESS AG	808	16,374

LEG Immobilien SE	687	51,640

MBB SE	3	634

Mercedes-Benz Group AG	6,434	434,074

Merck KGaA	1,163	156,493

MTU Aero Engines AG	475	194,117

Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	1,162	733,269

Mutares SE & Co. KGaA (a)	134	4,422

Nagarro SE	69	5,887

Nemetschek SE	520	58,058

Nordex SE *	1,180	35,342

Norma Group SE	201	3,106

Northern Data AG * (a)	128	2,190

PATRIZIA SE	334	3,018

Pfisterer Holding SE *	77	6,583

PNE AG (a)	289	3,419

ProSiebenSat.1 Media SE	1,091	6,161

Puma SE	839	19,416

Rational AG	45	33,617

RENK Group AG	757	44,301

Rheinmetall AG	410	704,126

RWE AG	5,602	284,237

SAF-Holland SE	449	7,552

Salzgitter AG	262	10,826

SAP SE	9,298	2,249,355

Schaeffler AG	1,911	14,764

Schott Pharma AG & Co. KGaA	361	8,007

Scout24 SE, 144A	696	71,128

Secunet Security Networks AG	28	6,035

Siemens AG	6,765	1,791,562

Siemens Energy AG *	6,905	923,530

Siemens Healthineers AG, 144A	3,040	151,071

Siltronic AG	157	8,946

Sixt SE	127	10,349

SMA Solar Technology AG *	168	6,743

Stabilus SE	204	4,958

Stroeer SE & Co. KGaA	331	13,669

Suedzucker AG (a)	547	6,164

SUSS MircoTec SE	177	7,014

Symrise AG	1,142	94,638

TAG Immobilien AG	1,859	31,700

Talanx AG	577	74,964

TeamViewer SE, 144A *	1,202	8,052

	Number of Shares	Value $

thyssenkrupp AG	4,541	49,568

Thyssenkrupp Nucera AG & Co. KGaA, 144A *	258	2,215

Tkms AG& Co KGaA *	227	17,261

TUI AG *	3,925	37,453

United Internet AG	872	26,158

Verbio SE	360	7,446

Vonovia SE	6,808	206,277

Vossloh AG	74	5,940

Wacker Chemie AG (a)	183	14,074

Wacker Neuson SE	228	5,025

Wuestenrot & Wuerttembergische AG	156	2,559

Zalando SE, 144A *	2,068	55,654

(Cost $14,646,232)		17,392,973

Ireland – 1.6%

AerCap Holdings NV	1,559	208,906

AIB Group PLC	19,085	195,927

Bank of Ireland Group PLC	8,535	158,014

Cairn Homes PLC	5,950	14,045

Glanbia PLC	1,858	31,877

Glenveagh Properties PLC, 144A *	5,706	12,933

Irish Residential Properties REIT PLC REIT	4,284	4,805

Kerry Group PLC, Class A	1,460	135,403

Kingspan Group PLC	1,402	120,104

Ryanair Holdings PLC	7,502	245,580

Uniphar PLC	2,132	9,324

(Cost $889,435)		1,136,918

Italy – 9.1%

A2A SpA	14,827	40,574

ACEA SpA	416	10,829

AMCO - Asset Management Co SpA, Class B * (c)	13	0

Amplifon SpA	1,281	19,674

Ariston Holding NV	436	2,156

Arnoldo Mondadori Editore SpA	722	1,725

Ascopiave SpA	387	1,468

Avio SpA	241	6,975

Azimut Holding SpA	956	39,546

Banca Generali SpA	552	35,122

Banca IFIS SpA	203	5,840

Banca Mediolanum SpA	2,063	44,128

Banca Monte dei Paschi di Siena SpA	17,837	168,693

Banca Popolare di Sondrio SpA	843	14,546

Banco BPM SpA	10,309	148,464

BFF Bank SpA, 144A *	1,672	21,238

BPER Banca SPA	13,388	161,202

Brembo NV	1,283	13,662

Brunello Cucinelli SpA	295	31,366

See Notes to Financial Statements.

78  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Buzzi SpA	740	45,581

Carel Industries SpA, 144A	353	10,217

Cembre SpA	22	1,710

Cementir Holding NV	412	8,306

CIR SpA-Compagnie Industriali *	5,896	4,856

Credito Emiliano SpA	693	11,817

Danieli & C Officine Meccaniche SpA	98	5,479

Danieli & C Officine Meccaniche SpA-RSP	327	12,806

Davide Campari-Milano NV	5,629	38,303

De’ Longhi SpA	557	23,661

DiaSorin SpA	208	14,906

El.En. SpA	361	5,318

Enav SpA, 144A	2,293	12,172

Enel SpA	72,317	747,272

Eni SpA	18,050	337,772

ERG SpA	592	15,053

Ferrari NV	1,119	438,478

Ferretti SpA (a)	1,355	4,492

Fila SpA	185	2,103

Fincantieri SpA *	718	14,167

FinecoBank Banca Fineco SpA	5,550	136,164

Generali	7,667	303,987

GVS SpA, 144A *	523	2,457

Hera SpA	7,433	35,558

Industrie De Nora SpA	286	2,355

Infrastrutture Wireless Italiane SpA, 144A	2,772	25,354

Intercos SpA	462	6,184

Interpump Group SpA	634	32,212

Intesa Sanpaolo SpA	126,486	819,599

Iren SpA	5,103	15,876

Italgas SpA	5,471	61,718

Italmobiliare SpA	215	7,021

Iveco Group NV	1,957	42,054

Juventus Football Club SpA * (a)	1,093	2,941

Leonardo SpA	3,601	195,951

Lottomatica Group SpA	2,189	55,914

LU-VE SpA	5	231

Maire SpA	1,209	17,797

MARR SpA	286	2,959

MFE-MediaForEurope NV, Class A	3,164	11,407

MFE-MediaForEurope NV, Class B	392	1,863

Moncler SpA	2,123	143,131

Newprinces SpA *	293	6,016

Nexi SpA, 144A	4,910	22,891

OVS SpA, 144A	1,775	9,204

Pharmanutra SpA	31	2,086

Piaggio & C SpA	1,311	2,838

	Number of Shares	Value $

Pirelli & C SpA, 144A	3,304	22,958

Poste Italiane SpA, 144A	4,142	99,025

Prysmian SpA	2,496	249,870

RAI Way SpA, 144A	822	5,302

Recordati Industria Chimica e Farmaceutica SpA	1,021	60,284

Reply SpA	193	25,657

Saipem SpA	10,655	29,008

Salvatore Ferragamo SpA *	746	6,875

Sanlorenzo SpA	100	3,526

Sesa SpA	69	6,747

Snam SpA	18,184	120,950

SOL SpA	307	17,753

Tamburi Investment Partners SpA	872	9,205

Technogym SpA, 144A	1,076	20,183

Technoprobe SpA *	1,352	19,855

Telecom Italia SpA *	104,296	58,653

Terna - Rete Elettrica Nazionale	12,645	133,305

UniCredit SpA	12,480	927,819

Unipol Assicurazioni SpA	3,170	72,643

Webuild SpA	3,115	12,221

Wiit SpA	56	1,249

Zignago Vetro SpA	286	2,399

(Cost $4,684,311)		6,392,932

Luxembourg – 0.7%

APERAM SA	421	16,194

ArcelorMittal SA	4,104	177,001

Aroundtown SA *	7,603	26,176

Befesa SA, 144A	312	9,946

CVC Capital Partners PLC, 144A	1,876	30,989

d’Amico International Shipping SA	444	2,653

Eurofins Scientific SE	1,086	73,872

Grand City Properties SA *	618	7,828

RTL Group SA	313	12,363

SES SA	3,516	22,656

Shurgard Self Storage Ltd. REIT	335	12,532

Tenaris SA	3,410	68,748

(Cost $416,392)		460,958

Netherlands – 13.9%

Aalberts NV	832	26,734

ABN AMRO Bank NV CVA, 144A	5,161	174,514

Adyen NV, 144A *	223	346,787

Aegon Ltd.	11,899	95,985

Akzo Nobel NV	1,549	100,695

AMG Critical Materials NV	257	7,882

Arcadis NV	608	26,885

Argenx SE *	548	497,356

ASM International NV	416	228,927

ASML Holding NV	3,460	3,625,888

See Notes to Financial Statements.

DBX ETF Trust  |  79

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

ASR Nederland NV	1,419	95,734

Basic-Fit NV, 144A *	435	14,311

BE Semiconductor Industries NV	671	101,109

Corbion NV	488	10,908

Eurocommercial Properties NV REIT	363	11,180

Euronext NV, 144A	665	102,056

EXOR NV	873	73,521

Ferrovial SE (a)	4,594	300,878

Flow Traders Ltd. *	257	7,125

Fugro NV	1,220	12,291

Heineken Holding NV	1,179	84,178

Heineken NV	2,596	211,337

IMCD NV	540	48,408

ING Groep NV	26,911	697,695

JDE Peet’s NV	1,477	54,175

Koninklijke Ahold Delhaize NV	7,989	330,377

Koninklijke BAM Group NV	2,033	20,163

Koninklijke Heijmans N.V.	264	18,405

Koninklijke KPN NV	33,948	155,156

Koninklijke Philips NV	6,969	196,119

Koninklijke Vopak NV	465	21,058

Nebius Group NV * (a)	1,888	179,115

NN Group NV	2,381	172,567

OCI NV *	951	3,746

Pharming Group NV *	7,286	12,171

Pharvaris NV *	179	5,080

PostNL NV	4,228	4,978

Prosus NV *	11,653	733,459

QIAGEN NV	1,877	89,542

Randstad NV	955	37,134

Redcare Pharmacy NV, 144A *	153	11,616

SBM Offshore NV	1,268	36,154

Signify NV, 144A	1,082	25,529

Sligro Food Group NV	199	2,276

Stellantis NV	17,641	188,122

TKH Group NV	362	16,100

TomTom NV *	552	3,419

Universal Music Group NV	9,719	248,931

Van Lanschot Kempen NV	298	17,976

Wereldhave NV REIT	315	7,301

Wolters Kluwer NV	2,061	218,994

(Cost $7,665,143)		9,712,047

Poland – 0.0%

InPost SA *

(Cost $28,457)	1,953	22,881

Portugal – 0.5%

Altri SGPS SA	494	2,613

Banco Comercial Portugues SA, Class R	65,395	62,310

Corticeira Amorim SGPS SA	389	3,037

	Number of Shares	Value $

CTT-Correios de Portugal SA	806	6,592

EDP SA	28,607	127,626

Galp Energia SGPS SA	3,669	73,906

Jeronimo Martins SGPS SA	2,517	59,679

Mota-Engil SGPS SA	735	4,046

Navigator Co. SA	1,961	6,915

NOS SGPS SA	2,005	8,571

REN - Redes Energeticas Nacionais SGPS SA	3,653	14,047

Semapa-Sociedade de Investimento e Gestao	196	3,833

Sonae SGPS SA	5,275	9,081

(Cost $324,320)		382,256

Spain – 9.8%

Acciona SA	205	41,116

Acerinox SA	1,492	21,063

ACS Actividades de Construccion y Servicios SA	1,543	142,564

Aedas Homes SA, 144A	91	2,497

Aena Sme SA, 144A	6,777	184,427

Almirall SA	439	6,437

Amadeus IT Group SA	3,970	291,694

Atresmedia Corp. de Medios de Comunicacion SA	664	4,159

Banco Bilbao Vizcaya Argentaria SA	51,350	1,105,843

Banco de Sabadell SA	45,516	165,682

Banco Santander SA	132,651	1,422,269

Bankinter SA	6,211	97,697

CaixaBank SA	34,599	385,937

Cellnex Telecom SA, 144A *	4,497	134,899

CIE Automotive SA	447	15,374

Cirsa Enterprises SA *	431	7,059

Colonial SFL Socimi SA REIT	2,655	16,246

Construcciones y Auxiliar de Ferrocarriles SA	156	9,826

Distribuidora Internacional de Alimentacion SA *	99	3,468

EDP Renovaveis SA	2,965	39,450

eDreams ODIGEO SA *	590	2,519

Elecnor SA	303	10,386

Enagas SA	2,240	37,014

Ence Energia y Celulosa SA * (a)	837	2,311

Endesa SA	2,910	105,521

Fluidra SA	909	25,201

Gestamp Automocion SA, 144A	600	2,069

Grenergy Renovables SA *	160	12,658

Grifols SA	2,525	30,842

HBX Group International PLC *	700	5,051

Iberdrola SA	56,519	1,192,246

Indra Sistemas SA	688	36,712

Industria de Diseno Textil SA	9,682	541,902

See Notes to Financial Statements.

80  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Laboratorios Farmaceuticos Rovi SA	121	8,344

Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	5,208	6,899

Logista Integral SA	618	21,105

Mapfre SA	8,277	38,290

Melia Hotels International SA	837	7,078

Merlin Properties Socimi SA REIT	3,587	52,927

Naturgy Energy Group SA	1,670	51,375

Neinor Homes SA, 144A *	505	10,767

Pharma Mar SA *	128	11,173

Prosegur Cash SA, 144A	3,995	3,059

Prosegur Cia de Seguridad SA	938	3,117

Redeia Corp. SA	3,543	63,210

Repsol SA	9,924	183,959

Sacyr SA	5,377	24,001

Solaria Energia y Medio Ambiente SA *	707	13,667

Tecnicas Reunidas SA *	450	14,877

Telefonica SA	32,963	142,816

Unicaja Banco SA, 144A	9,114	26,748

Vidrala SA	193	18,761

Viscofan SA	394	24,497

(Cost $4,720,787)		6,828,809

Switzerland – 0.4%

DSM-Firmenich AG	1,504	123,451

STMicroelectronics NV	3,956	90,751

STMicroelectronics NV, Class Y	2,084	47,911

(Cost $297,507)		262,113

United Kingdom – 0.4%

Allfunds Group PLC	2,268	21,192

Coca-Cola Europacific Partners PLC	1,860	170,543

International Consolidated Airlines Group SA	9,876	51,885

(Cost $198,985)		243,620

TOTAL COMMON STOCKS

(Cost $55,653,285)		67,582,324

PREFERRED STOCKS – 0.9%

Germany – 0.9%

Bayerische Motoren Werke AG	489	46,088

Dr Ing hc F Porsche AG, 144A (a)	1,048	54,268

Draegerwerk AG & Co. KGaA	57	4,655

FUCHS SE	617	28,142

Henkel AG & Co. KGaA	1,453	117,276

Jungheinrich AG	397	15,934

Porsche Automobil Holding SE	1,340	57,715

Sartorius AG (a)	225	65,563

Sixt SE	200	12,064

STO SE & Co. KGaA	28	3,995

	Number of Shares	Value $

Volkswagen AG	1,868	213,178

(Cost $697,166)		618,878

RIGHTS – 0.0%

France – 0.0%

Eutelsat Communications SACA* , expires 12/16/25

(Cost $1,665)	1,567	1,054

Spain – 0.0%

Viscofan SA* , expires 12/18/25

(Cost $668)	391	690

TOTAL RIGHTS

(Cost $2,333)		1,744

WARRANTS – 0.0%

Italy – 0.0%

Webuild SpA* (c), expires 8/2/30

(Cost $0)	38	119

EXCHANGE-TRADED FUNDS – 0.2%

iShares Currency Hedged MSCI Eurozone ETF	2,300	99,567

iShares MSCI Eurozone ETF	1,350	84,591

(Cost $180,257)		184,158

SECURITIES LENDING COLLATERAL – 0.5%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.91% (d)(e)

(Cost $340,951)	340,951	340,951

CASH EQUIVALENTS – 1.8%

DWS Government Money Market Series “Institutional Shares”, 3.94% (d)

(Cost $1,278,900)	1,278,900	1,278,900

TOTAL INVESTMENTS – 100.0%

(Cost $58,152,892)		70,007,074

Other assets and liabilities, net – 0.0%		21,377

NET ASSETS – 100.0%		70,028,451

See Notes to Financial Statements.

DBX ETF Trust  |  81

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:

Value ($) at 5/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2025	Value ($) at 11/30/2025

COMMON STOCKS – 0.9%

Germany – 0.9%

Deutsche Bank AG (b)

545,004	35,383	(150,749)	77,133	77,826	—	—	16,464	584,597

SECURITIES LENDING COLLATERAL – 0.5%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.91% (d)(e)

700,075	—	(359,124) (f)	—	—	2,567	—	340,951	340,951

CASH EQUIVALENTS – 1.8%

DWS Government Money Market Series “Institutional Shares”, 3.94% (d)

166,743	6,007,996	(4,895,839)	—	—	10,470	—	1,278,900	1,278,900

1,411,822	6,043,379	(5,405,712)	77,133	77,826	13,037	—	1,636,315	2,204,448

*	Non-income producing security.

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2025 amounted to $326,398, which is 0.5% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.

(c)	Investment was valued using significant unobservable inputs.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2025.

CVA:	Certificaten Van Aandelen (Dutch Certificate)

REIT:	Real Estate Investment Trust

RSP:	Risparmio (Convertible Savings Shares)

144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

EURO STOXX 50 Index	EUR	24	1,577,024	1,579,642	12/19/2025	2,618

At November 30, 2025, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date		Currency To Deliver		Currency To Receive	Unrealized Appreciation ($)	Unrealized Depreciation ($)

RBC Capital Markets	12/2/2025	EUR	57,129,830	USD	66,043,226	—	(227,412)

RBC Capital Markets	12/2/2025	EUR	1,787,000	USD	2,065,783	—	(7,138)

See Notes to Financial Statements.

82  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

Counterparty	Settlement Date		Currency To Deliver		Currency To Receive	Unrealized Appreciation ($)	Unrealized Depreciation ($)

RBC Capital Markets	12/2/2025	EUR	460,300	USD	530,777	—	(3,172)

Morgan Stanley Capital	12/2/2025	USD	68,370,748	EUR	58,913,230	—	(31,364)

RBC Capital Markets	12/2/2025	USD	536,395	EUR	463,900	1,729	—

Morgan Stanley Capital	1/5/2026	EUR	58,913,230	USD	68,498,589	19,945	—

Morgan Stanley Capital	1/5/2026	USD	600,862	EUR	517,000	81	—

Total unrealized appreciation (depreciation)						21,755	(269,086)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$67,582,324	$—	$—	$67,582,324

Preferred Stocks	618,878	—	—	618,878

Rights (a)	1,744	—	—	1,744

Warrants	—	—	119	119

Exchange-Traded Funds	184,158	—	—	184,158

Short-Term Investments (a)	1,619,851	—	—	1,619,851

Derivatives (b)

Forward Foreign Currency Contracts	—	21,755	—	21,755

Futures Contracts	2,618	—	—	2,618

TOTAL	$70,009,573	$21,755	$119	$70,031,447

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Forward Foreign Currency Contracts	$—	$(269,086)	$—	$(269,086)

TOTAL	$—	$(269,086)	$—	$(269,086)

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.

DBX ETF Trust  |  83

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF

November 30, 2025 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS – 97.8%

Communication Services – 7.9%

Capcom Co. Ltd.	31,500	771,260

KDDI Corp.	274,030	4,720,146

Konami Group Corp.	9,477	1,446,678

LY Corp.	256,028	689,508

Nexon Co. Ltd.	33,864	823,936

Nintendo Co. Ltd.	102,969	8,757,707

NTT, Inc.	2,765,300	2,759,278

SoftBank Corp.	2,687,500	3,841,744

SoftBank Group Corp.	88,971	9,587,147

Toho Co. Ltd.	9,590	552,466

(Cost $23,224,066)		33,949,870

Consumer Discretionary – 17.0%

Aisin Corp.	45,841	816,178

Asics Corp.	65,513	1,569,643

Bandai Namco Holdings, Inc.	54,921	1,609,923

Bridgestone Corp.	53,507	2,509,490

Denso Corp.	162,940	2,149,193

Fast Retailing Co. Ltd.	17,843	6,529,711

Honda Motor Co. Ltd.	343,335	3,456,658

Isuzu Motors Ltd.	48,398	735,703

Nissan Motor Co. Ltd. *	215,247	529,639

Nitori Holdings Co. Ltd.	38,035	658,195

Oriental Land Co. Ltd.	100,925	1,943,650

Pan Pacific International Holdings Corp.	175,400	1,063,926

Panasonic Holdings Corp.	216,644	2,721,578

Rakuten Group, Inc. *	142,339	870,133

Ryohin Keikaku Co. Ltd.	47,800	948,714

Sanrio Co. Ltd.	16,200	579,357

Sekisui House Ltd.	55,187	1,235,999

Shimano, Inc.	7,084	748,371

Sony Group Corp.	572,465	16,773,584

Subaru Corp.	54,308	1,220,486

Sumitomo Electric Industries Ltd.	66,513	2,615,962

Suzuki Motor Corp.	146,756	2,294,296

Toyota Motor Corp.	883,065	17,718,987

Yamaha Motor Co. Ltd.	87,080	631,043

Zensho Holdings Co. Ltd.	8,800	530,119

ZOZO, Inc.	39,895	343,914

(Cost $59,249,087)		72,804,452

Consumer Staples – 4.8%

Aeon Co. Ltd.	207,406	3,755,863

Ajinomoto Co., Inc.	84,602	1,963,065

Asahi Group Holdings Ltd.	142,242	1,651,170

Japan Tobacco, Inc.	112,189	4,215,530

Kao Corp.	42,884	1,734,146

Kikkoman Corp.	63,962	585,793

	Number of Shares	Value $

Kirin Holdings Co. Ltd.	73,289	1,151,624

Kobe Bussan Co. Ltd.	13,300	323,002

MatsukiyoCocokara & Co.	30,700	568,227

Seven & i Holdings Co. Ltd.	194,206	2,671,670

Shiseido Co. Ltd.	35,971	511,666

Suntory Beverage & Food Ltd.	13,534	429,233

Tsuruha Holdings, Inc.	25,200	446,899

Unicharm Corp.	101,622	596,038

(Cost $18,565,084)		20,603,926

Energy – 0.9%

ENEOS Holdings, Inc.	253,937	1,672,693

Idemitsu Kosan Co. Ltd.	70,567	522,903

Inpex Corp.	82,444	1,758,812

(Cost $2,733,076)		3,954,408

Financials – 15.9%

Chiba Bank Ltd.	53,860	567,265

Dai-ichi Life Holdings, Inc.	325,876	2,543,102

Daiwa Securities Group, Inc.	123,844	1,026,746

Japan Exchange Group, Inc. (a)	92,230	1,058,217

Japan Post Bank Co. Ltd.	168,125	2,021,613

Japan Post Holdings Co. Ltd.	167,970	1,651,300

Japan Post Insurance Co. Ltd.	17,700	492,548

Mitsubishi HC Capital, Inc.	83,516	668,331

Mitsubishi UFJ Financial Group, Inc.	1,067,542	16,569,668

Mizuho Financial Group, Inc.	232,352	8,144,374

MS&AD Insurance Group Holdings, Inc.	119,067	2,642,290

Nomura Holdings, Inc.	282,377	2,129,492

ORIX Corp.	107,683	2,926,213

Resona Holdings, Inc.	194,976	1,984,849

SBI Holdings, Inc.	51,198	1,078,129

Sompo Holdings, Inc.	83,225	2,640,024

Sony Financial Group, Inc. *	555,665	525,985

Sumitomo Mitsui Financial Group, Inc.	341,116	10,263,629

Sumitomo Mitsui Trust Holdings, Inc.	58,724	1,700,341

T&D Holdings, Inc.	42,149	915,919

Tokio Marine Holdings, Inc.	171,513	6,051,397

Yokohama Financial Group, Inc.	93,238	737,174

(Cost $44,156,004)		68,338,606

Health Care – 6.5%

Astellas Pharma, Inc.	169,035	2,131,612

Chugai Pharmaceutical Co. Ltd.	62,235	3,337,747

Daiichi Sankyo Co. Ltd.	168,271	4,164,206

Eisai Co. Ltd.	24,812	778,176

Hoya Corp.	32,001	4,806,094

Kyowa Kirin Co. Ltd.	22,860	385,124

M3, Inc.	41,384	683,019

Olympus Corp.	104,876	1,410,526

See Notes to Financial Statements.

84  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Otsuka Holdings Co. Ltd.	40,500	2,294,498

Shionogi & Co. Ltd.	69,424	1,191,822

Sysmex Corp.	48,732	463,787

Takeda Pharmaceutical Co. Ltd.	147,823	4,265,982

Terumo Corp.	124,304	1,942,499

(Cost $27,611,330)		27,855,092

Industrials – 24.4%

AGC, Inc.	18,762	648,992

ANA Holdings, Inc.	14,018	264,532

Central Japan Railway Co.	72,360	1,977,920

Dai Nippon Printing Co. Ltd.	36,858	623,192

Daifuku Co. Ltd.	30,402	962,062

Daikin Industries Ltd.	24,548	3,189,165

East Japan Railway Co.	89,855	2,328,380

Ebara Corp.	43,800	1,146,755

FANUC Corp.	86,745	2,792,240

Fuji Electric Co. Ltd.	13,394	933,308

Fujikura Ltd.	23,400	2,690,086

Hankyu Hanshin Holdings, Inc.	21,867	549,126

Hikari Tsushin, Inc.	1,652	459,606

Hitachi Ltd.	426,510	13,570,524

IHI Corp.	96,100	1,714,401

ITOCHU Corp.	110,579	6,628,791

Japan Airlines Co. Ltd.	12,354	230,480

Kajima Corp.	39,176	1,460,256

Kawasaki Heavy Industries Ltd.	13,900	879,722

Kawasaki Kisen Kaisha Ltd.	34,100	453,931

Komatsu Ltd.	88,137	2,891,237

Kubota Corp.	90,063	1,300,128

Makita Corp.	21,503	624,818

Marubeni Corp.	130,787	3,450,184

MINEBEA MITSUMI, Inc.	34,331	697,218

Mitsubishi Corp.	300,373	7,121,691

Mitsubishi Electric Corp.	176,826	4,782,479

Mitsubishi Heavy Industries Ltd.	298,020	7,533,527

Mitsui & Co. Ltd.	230,642	6,125,736

Mitsui OSK Lines Ltd.	32,400	919,874

MonotaRO Co. Ltd.	21,900	321,543

Nidec Corp.	77,980	983,365

Nippon Yusen KK	38,936	1,234,361

Obayashi Corp.	60,118	1,225,924

Recruit Holdings Co. Ltd.	131,291	6,731,880

Secom Co. Ltd.	37,444	1,265,959

Seibu Holdings, Inc.	19,100	593,159

Sekisui Chemical Co. Ltd.	34,852	593,404

SG Holdings Co. Ltd.	26,700	266,846

SMC Corp.	5,405	1,899,746

Sumitomo Corp.	100,973	3,167,451

Taisei Corp.	13,852	1,184,349

Tokyo Metro Co. Ltd. (a)	28,100	288,937

Tokyu Corp.	45,522	531,488

	Number of Shares	Value $

TOPPAN Holdings, Inc.	22,239	717,562

Toyota Industries Corp. (a)	15,199	1,701,540

Toyota Tsusho Corp.	64,293	2,081,061

West Japan Railway Co.	37,658	749,591

(Cost $72,668,095)		104,488,527

Information Technology – 13.7%

Advantest Corp.	71,381	9,406,072

Canon, Inc.	80,697	2,380,494

Disco Corp.	8,610	2,411,396

FUJIFILM Holdings Corp.	104,371	2,245,975

Fujitsu Ltd.	163,554	4,343,912

Keyence Corp.	18,098	6,159,394

Kioxia Holdings Corp. *	12,600	759,034

Kyocera Corp.	120,332	1,646,916

Lasertec Corp.	7,283	1,309,765

Murata Manufacturing Co. Ltd.	154,535	3,179,973

NEC Corp.	121,165	4,571,430

Nomura Research Institute Ltd.	35,622	1,422,234

Obic Co. Ltd.	30,635	985,327

Oracle Corp.	3,572	307,122

Otsuka Corp.	21,020	415,580

Renesas Electronics Corp.	165,624	1,963,961

SCREEN Holdings Co. Ltd.	7,400	609,242

SCSK Corp.	14,900	542,790

Shimadzu Corp.	22,636	646,432

TDK Corp.	181,420	2,973,898

TIS, Inc.	19,400	641,241

Tokyo Electron Ltd.	41,764	8,505,797

Trend Micro, Inc.	11,959	597,107

Yokogawa Electric Corp.	20,779	664,332

(Cost $43,813,714)		58,689,424

Materials – 3.2%

Asahi Kasei Corp.	118,284	987,846

JFE Holdings, Inc.	51,825	635,615

JX Advanced Metals Corp.	50,700	541,939

Mitsubishi Chemical Group Corp.	122,196	689,710

Nippon Paint Holdings Co. Ltd.	89,815	585,575

Nippon Sanso Holdings Corp.	15,980	520,215

Nippon Steel Corp.	455,485	1,843,352

Nitto Denko Corp.	63,655	1,574,049

Shin-Etsu Chemical Co. Ltd.	156,560	4,714,648

Sumitomo Metal Mining Co. Ltd.	23,659	777,622

Toray Industries, Inc.	130,996	851,549

(Cost $13,432,336)		13,722,120

Real Estate – 2.4%

Daito Trust Construction Co. Ltd.	26,455	505,922

Daiwa House Industry Co. Ltd.	52,717	1,798,536

Hulic Co. Ltd.	41,310	455,722

Mitsubishi Estate Co. Ltd.	99,324	2,344,108

See Notes to Financial Statements.

DBX ETF Trust  |  85

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Mitsui Fudosan Co. Ltd.	247,727	2,908,976

Nippon Building Fund, Inc. REIT	710	678,897

Sumitomo Realty & Development Co. Ltd.	28,200	1,362,139

(Cost $7,774,789)		10,054,300

Utilities – 1.1%

Chubu Electric Power Co., Inc.	64,120	1,002,003

Kansai Electric Power Co., Inc.	89,238	1,525,402

Osaka Gas Co. Ltd.	33,589	1,179,724

Tokyo Gas Co. Ltd.	28,965	1,174,628

(Cost $3,483,488)		4,881,757

TOTAL COMMON STOCKS

(Cost $316,711,069)		419,342,482

EXCHANGE-TRADED FUNDS – 0.3%

iShares Currency Hedged MSCI Japan ETF

(Cost $1,071,343)	21,250	1,149,200

	Number of Shares	Value $

SECURITIES LENDING COLLATERAL – 0.5%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.91% (b)(c)

(Cost $2,050,118)	2,050,118	2,050,118

CASH EQUIVALENTS – 1.8%

DWS Government Money Market Series “Institutional Shares”, 3.94% (b)

(Cost $7,680,503)	7,680,503	7,680,503

TOTAL INVESTMENTS – 100.4%

(Cost $327,513,033)		430,222,303

Other assets and liabilities,net – (0.4%)		(1,515,391)

NET ASSETS – 100.0%		428,706,912

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:

Value ($) at 5/31/2025	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2025	Value ($) at 11/30/2025
SECURITIES LENDING COLLATERAL – 0.5%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.91% (b)(c)

4,866,100	—	(2,815,982	) (d)	—	—	14,227	—	2,050,118	2,050,118

CASH EQUIVALENTS – 1.8%

DWS Government Money Market Series “Institutional Shares”, 3.94% (b)

4,747,890	28,990,485	(26,057,872)		—	—	135,289	—	7,680,503	7,680,503

9,613,990	28,990,485	(28,873,854)		—	—	149,516	—	9,730,621	9,730,621

See Notes to Financial Statements.

86  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

*	Non-income producing security.

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2025 amounted to $1,951,321, which is 0.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2025.

REIT:	Real Estate Investment Trust

At November 30, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

MSCI Japan Index	USD	14	1,491,052	1,495,480	12/19/2025	4,428

Nikkei 225 Index	JPY	4	1,116,871	1,287,306	12/11/2025	170,435

TOPIX Index	JPY	30	6,411,287	6,493,211	12/11/2025	81,924

Total unrealized appreciation						256,787

At November 30, 2025, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation ($)	Unrealized Depreciation ($)

The Bank of New York Mellon	12/2/2025	JPY	58,537,147,950	USD	381,018,769	6,117,091	—

The Bank of New York Mellon	12/2/2025	JPY	5,716,306,000	USD	37,206,741	596,609	—

The Bank of New York Mellon	12/2/2025	JPY	200,000,000	USD	1,278,772	—	(2,130)

RBC Capital Markets	12/2/2025	USD	408,603,374	JPY	63,762,556,550	—	(235,521)

The Bank of New York Mellon	12/2/2025	USD	4,457,009	JPY	690,897,400	—	(32,150)

RBC Capital Markets	1/6/2026	JPY	2,243,030,000	USD	14,425,541	833	—

RBC Capital Markets	1/6/2026	JPY	63,762,556,550	USD	410,084,989	34,172	—

Total unrealized appreciation (depreciation)						6,748,705	(269,801)

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

JPY	Japanese Yen

USD	U.S. Dollar

See Notes to Financial Statements.

DBX ETF Trust  |  87

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2025 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$419,342,482	$—	$—	$419,342,482

Exchange-Traded Funds	1,149,200	—	—	1,149,200

Short-Term Investments (a)	9,730,621	—	—	9,730,621

Derivatives (b)

Forward Foreign Currency Contracts	—	6,748,705	—	6,748,705

Futures Contracts	256,787	—	—	256,787

TOTAL	$430,479,090	$6,748,705	$—	$437,227,795

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Forward Foreign Currency Contracts	$—	$(269,801)	$—	$(269,801)

TOTAL	$—	$(269,801)	$—	$(269,801)

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.

88  |  DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2025 (Unaudited)

	Xtrackers MSCI All World ex US Hedged Equity ETF	Xtrackers MSCI EAFE Hedged Equity ETF	Xtrackers MSCI Emerging Markets Hedged Equity ETF	Xtrackers MSCI Europe Hedged Equity ETF

Assets
Investment in non-affiliated securities at value	$208,091,756	$8,239,663,326	$76,268,181	$622,210,115
Investment in affiliated securities at value	814,211	27,493,265	—	3,144,697
Investment in DWS Government Money Market Series*	7,064,178	240,291,690	2,273,010	12,175,567
Investment in DWS Government & Agency Securities Portfolio**	356,400	51,095,379	28,042	2,458,170
Cash	—	3,842,132	7,285	—
Foreign currency at value	551,439	17,887,179	315,610	1,687,795
Unrealized appreciation on forward foreign currency contracts	1,244,119	36,008,948	801,185	540,841
Deposit with broker for futures contracts	282,441	10,627,356	66,783	675,263
Receivables:
Variation margin on futures contracts	209,539	13,753,472	128,708	1,135,194
Dividends	371,161	19,894,459	53,739	647,966
Interest	20,152	727,751	7,071	33,862
Affiliated securities lending income	840	48,610	46	4,002
Foreign tax reclaim	240,241	13,192,275	—	1,959,032
Total assets	$219,246,477	$8,674,525,842	$79,949,660	$646,672,504

Liabilities
Due to custodian	$10,500	$—	$—	$—
Payable upon return of securities loaned	356,400	51,095,379	28,042	2,458,170
Payable upon return of deposit for forward foreign currency contracts	240,000	—	570,000	—
Unrealized depreciation on forward foreign currency contracts	735,184	26,193,408	291,823	2,747,156
Payables:
Investment securities purchased	2,534,300	159,613,210	655,123	6,424,030
Investment advisory fees	67,827	2,389,631	41,759	231,809
Deferred foreign tax	462,659	—	634,148	—
IRS closing agreement fee	—	—	—	180,000
Accrued other expenses	—	—	—	20,000
Total liabilities	4,406,870	239,291,628	2,220,895	12,061,165
Net Assets, at value	$214,839,607	$8,435,234,214	$77,728,765	$634,611,339

Net Assets Consist of
Paid-in capital	$166,473,768	$6,582,405,296	$63,883,786	$629,111,015
Distributable earnings (loss)	48,365,839	1,852,828,918	13,844,979	5,500,324
Net Assets, at value	$214,839,607	$8,435,234,214	$77,728,765	$634,611,339
Number of Common Shares outstanding	5,250,001	174,350,001	2,450,001	13,300,001
Net Asset Value	$40.92	$48.38	$31.73	$47.72

Investment in non-affiliated securities at cost	$144,632,857	$5,771,150,987	$45,145,316	$516,679,528
Investment in affiliated securities at cost	$534,172	$14,067,076	$–	$2,156,366
Value of securities loaned	$348,840	$49,612,719	$27,430	$2,363,924
Investment in DWS Government Money Market Series at cost*	$7,064,178	$240,291,690	$2,273,010	$12,175,567
Investment in DWS Government & Agency Securities Portfolio at cost**	$356,400	$51,095,379	$28,042	$2,458,170
Non-cash collateral for securities on loan	$—	$740,899	$—	$—
Foreign currency at cost	$546,927	$17,662,687	$318,269	$1,596,312

* Includes collateral held for forward foreign currency contracts	$240,000	$—	$570,000	$—

** Represents collateral on securities loaned.

See Notes to Financial Statements.

DBX ETF Trust  |  89

Statements of Assets and Liabilities (Continued)

November 30, 2025 (Unaudited)

	Xtrackers MSCI Eurozone Hedged Equity ETF	Xtrackers MSCI Japan Hedged Equity ETF

Assets
Investment in non-affiliated securities at value	$67,802,626	$420,491,682
Investment in affiliated securities at value	584,597	—
Investment in DWS Government Money Market Series	1,278,900	7,680,503
Investment in DWS Government & Agency Securities Portfolio*	340,951	2,050,118
Cash	—	249,327
Foreign currency at value	428,184	11,717
Unrealized appreciation on forward foreign currency contracts	21,755	6,748,705
Deposit with broker for futures contracts	108,992	551,881
Receivables:
Variation margin on futures contracts	78,567	407,722
Dividends	8,084	2,459,734
Interest	4,051	26,361
Affiliated securities lending income	156	918
Foreign tax reclaim	59,027	—
Total assets	$70,715,890	$440,678,668

Liabilities
Payable upon return of securities loaned	$340,951	$2,050,118
Unrealized depreciation on forward foreign currency contracts	269,086	269,801
Payables:
Investment securities purchased	51,815	9,495,181
Investment advisory fees	25,587	156,656
Total liabilities	687,439	11,971,756
Net Assets, at value	$70,028,451	$428,706,912

Net Assets Consist of
Paid-in capital	$60,402,366	$403,894,150
Distributable earnings (loss)	9,626,085	24,812,762
Net Assets, at value	$70,028,451	$428,706,912
Number of Common Shares outstanding	1,280,001	4,600,001
Net Asset Value	$54.71	$93.20

Investment in non-affiliated securities at cost	$56,193,617	$317,782,412
Investment in affiliated securities at cost	$339,424	$–
Value of securities loaned	$326,398	$1,951,321
Investment in DWS Government Money Market Series at cost	$1,278,900	$7,680,503
Investment in DWS Government & Agency Securities Portfolio at cost*	$340,951	$2,050,118
Foreign currency at cost	$427,807	$18,309

*  Represents collateral on securities loaned.

See Notes to Financial Statements.

90  |  DBX ETF Trust

Statements of Operations

For the Six Month Ended November 30, 2025 (Unaudited)

	Xtrackers MSCI All World ex US Hedged Equity ETF	Xtrackers MSCI EAFE Hedged Equity ETF	Xtrackers MSCI Emerging Markets Hedged Equity ETF	Xtrackers MSCI Europe Hedged Equity ETF

Investment Income
Unaffiliated dividend income*	$1,878,670	$73,808,962	$850,623	$5,227,179
Income distributions from affiliated funds	75,749	2,260,947	32,037	162,029
Affiliated securities lending income	1,712	296,901	133	22,288
Unaffiliated non-cash dividend income	133,281	5,551,272	63,954	267,618
Other income	—	—	—	10,329
Total investment income	2,089,412	81,918,082	946,747	5,689,443

Expenses
Investment advisory fees	386,259	14,155,894	240,623	1,509,470
Interest expense (see note 2):	1,306	—	1,602	—
Other expenses	33	4,150	58	27,150
Total expenses	387,598	14,160,044	242,283	1,536,620
Less fees waived (see note 3):
Waiver	(2,845)	(67,566)	(949)	(4,966)
Net expenses	384,753	14,092,478	241,334	1,531,654
Net investment income (loss)	1,704,659	67,825,604	705,413	4,157,789

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments**	(173,630)	(28,624,835)	967,407	(5,258,888)
Investments in affiliates	1,381	(54,348)	—	(7,712)
In-kind redemptions	—	187,570,230	568,789	34,623,476
In-kind redemptions in affiliates	—	986,325	—	334,124
Futures contracts	484,954	12,530,161	291,129	542,771
Foreign currency transactions	(36,569)	138,354	(52,518)	(71,350)
Forward foreign currency contracts	2,904,922	156,281,566	3,026	(631,291)
Net realized gain (loss)	3,181,058	328,827,453	1,777,833	29,531,130
Net change in unrealized appreciation (depreciation) on:
Investments***	20,459,214	434,963,475	10,086,524	17,342,864
Investments in affiliates	127,336	5,153,059	—	442,654
Futures contracts	(188,474)	(4,174,868)	9,535	(270,666)
Foreign currency translations	16,051	(1,480,440)	51,485	(22,899)
Forward foreign currency contracts	890,459	(4,748,794)	1,258,634	(2,220,937)
Net change in unrealized appreciation (depreciation)	21,304,586	429,712,432	11,406,178	15,271,016
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	24,485,644	758,539,885	13,184,011	44,802,146
Net Increase (Decrease) in Net Assets Resulting from Operations	$26,190,303	$826,365,489	$13,889,424	$48,959,935

* Unaffiliated foreign tax withheld	$229,270	$4,965,257	$131,993	$331,778
** Including foreign taxes	$13,375	$—	$83,353	$—
*** Net of change in deferred foreign taxes	$(68,993)	$—	$(20,597)	$—

See Notes to Financial Statements.

DBX ETF Trust  |  91

Statements of Operations (Continued)

For the Six Month Ended November 30, 2025 (Unaudited)

	Xtrackers MSCI Eurozone Hedged Equity ETF	Xtrackers MSCI Japan Hedged Equity ETF

Investment Income
Unaffiliated dividend income*	$501,575	$3,874,567
Income distributions from affiliated funds	10,470	135,289
Affiliated securities lending income	2,567	14,227
Unaffiliated non-cash dividend income	—	771,046
Total investment income	514,612	4,795,129

Expenses
Investment advisory fees	167,377	905,158
Other expenses	58	650
Total expenses	167,435	905,808
Less fees waived (see note 3):
Waiver	(314)	(4,140)
Net expenses	167,121	901,668
Net investment income (loss)	347,491	3,893,461

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(559,896)	(1,641,082)
Investments in affiliates	856	—
In-kind redemptions	4,450,518	11,738,317
In-kind redemptions in affiliates	76,277	—
Futures contracts	(21,688)	1,474,303
Foreign currency transactions	5,887	(42,895)
Forward foreign currency contracts	(685,718)	37,595,311
Net realized gain (loss)	3,266,236	49,123,954
Net change in unrealized appreciation (depreciation) on:
Investments	1,532,413	31,084,950
Investments in affiliates	77,826	—
Futures contracts	(21,890)	(58,254)
Foreign currency translations	(10,444)	(246,224)
Forward foreign currency contracts	(387,443)	1,901,515
Net change in unrealized appreciation (depreciation)	1,190,462	32,681,987
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	4,456,698	81,805,941
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,804,189	$85,699,402

* Unaffiliated foreign tax withheld	$76,236	$430,248

See Notes to Financial Statements.

92  |  DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers MSCI All World ex US		Xtrackers MSCI EAFE Hedged
	Hedged Equity ETF		Equity ETF
	For the Six		For the Six
	Months Ended		Months Ended
	November 30,		November 30,
	2025	Year Ended	2025	Year Ended
	(Unaudited)	May 31, 2025	(Unaudited)	May 31, 2025

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,704,659	$3,857,548	$67,825,604	$194,628,006
Net realized gain (loss)	3,181,058	(2,161,680)	328,827,453	(493,104,480)
Net change in net unrealized appreciation (depreciation)	21,304,586	14,107,345	429,712,432	959,801,840
Net increase (decrease) in net assets resulting from operations	26,190,303	15,803,213	826,365,489	661,325,366
Distributions to Shareholders	(3,822,140)	(2,397,520)	(252,794,851)	(82,236,139)
Fund Shares Transactions
Proceeds from shares sold	15,472,538	31,504,679	218,200,969	1,635,716,705
Value of shares redeemed	—	(21,830,648)	(387,798,057)	(167,245,555)
Net increase (decrease) in net assets resulting from fund share transactions	15,472,538	9,674,031	(169,597,088)	1,468,471,150
Total net increase (decrease) in Net Assets	37,840,701	23,079,724	403,973,550	2,047,560,377
Net Assets
Beginning of period	176,998,906	153,919,182	8,031,260,664	5,983,700,287
End of period	$214,839,607	$176,998,906	$8,435,234,214	$8,031,260,664

Changes in Shares Outstanding
Shares outstanding, beginning of period	4,850,001	4,600,001	178,150,001	143,550,001
Shares sold	400,000	900,000	4,600,000	38,600,000
Shares redeemed	—	(650,000)	(8,400,000)	(4,000,000)
Shares outstanding, end of period	5,250,001	4,850,001	174,350,001	178,150,001

See Notes to Financial Statements.

DBX ETF Trust  |  93

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Emerging		Xtrackers MSCI Europe Hedged
	Markets Hedged Equity ETF		Equity ETF
	For the Six		For the Six
	Months Ended		Months Ended
	November 30,		November 30,
	2025	Year Ended	2025	Year Ended
	(Unaudited)	May 31, 2025	(Unaudited)	May 31, 2025

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$705,413	$1,585,762	$4,157,789	$16,990,110
Net realized gain (loss)	1,777,833	1,841,129	29,531,130	(44,906,610)
Net change in net unrealized appreciation (depreciation)	11,406,178	4,426,040	15,271,016	77,715,875
Net increase (decrease) in net assets resulting from operations	13,889,424	7,852,931	48,959,935	49,799,375
Distributions to Shareholders	(426,998)	(1,740,485)	(21,279,084)	(390,610)
Fund Shares Transactions
Proceeds from shares sold	—	—	29,408,939	133,081,049
Value of shares redeemed	(4,222,907)	(10,265,473)	(106,990,594)	(55,218,970)
Net increase (decrease) in net assets resulting from fund share transactions	(4,222,907)	(10,265,473)	(77,581,655)	77,862,079
Total net increase (decrease) in Net Assets	9,239,519	(4,153,027)	(49,900,804)	127,270,844
Net Assets
Beginning of period	68,489,246	72,642,273	684,512,143	557,241,299
End of period	$77,728,765	$68,489,246	$634,611,339	$684,512,143

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,600,001	3,000,001	14,950,001	13,250,001
Shares sold	—	—	650,000	3,050,000
Shares redeemed	(150,000)	(400,000)	(2,300,000)	(1,350,000)
Shares outstanding, end of period	2,450,001	2,600,001	13,300,001	14,950,001

See Notes to Financial Statements.

94  |  DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Eurozone Hedged		Xtrackers MSCI Japan Hedged
	Equity ETF		Equity ETF
	For the Six		For the Six
	Months Ended		Months Ended
	November 30,		November 30,
	2025	Year Ended	2025	Year Ended
	(Unaudited)	May 31, 2025	(Unaudited)	May 31, 2025

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$347,491	$1,569,584	$3,893,461	$7,223,452
Net realized gain (loss)	3,266,236	(2,091,068)	49,123,954	(8,777,215)
Net change in net unrealized appreciation (depreciation)	1,190,462	6,841,495	32,681,987	22,135,447
Net increase (decrease) in net assets resulting from operations	4,804,189	6,320,011	85,699,402	20,581,684
Distributions to Shareholders	(2,333,789)	(241,630)	(13,210,053)	(12,059,378)
Fund Shares Transactions
Proceeds from shares sold	3,720,679	38,709,313	—	48,707,187
Value of shares redeemed	(12,590,200)	(8,056,979)	(33,691,755)	(98,541,867)
Net increase (decrease) in net assets resulting from fund share transactions	(8,869,521)	30,652,334	(33,691,755)	(49,834,680)
Total net increase (decrease) in Net Assets	(6,399,121)	36,730,715	38,797,594	(41,312,374)
Net Assets
Beginning of period	76,427,572	39,696,857	389,909,318	431,221,692
End of period	$70,028,451	$76,427,572	$428,706,912	$389,909,318

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,450,001	850,001	5,000,001	5,700,001
Shares sold	70,000	760,000	—	650,000
Shares redeemed	(240,000)	(160,000)	(400,000)	(1,350,000)
Shares outstanding, end of period	1,280,001	1,450,001	4,600,001	5,000,001

See Notes to Financial Statements.

DBX ETF Trust  |  95

Financial Highlights

Xtrackers MSCI All World ex US Hedged Equity ETF

	For the Six		Years Ended May 31,

	Months

	Ended

	11/30/2025
	(Unaudited)		2025	2024	2023	2022	2021

Selected Per Share Data
Net Asset Value, beginning of period	$36.49		$33.46	$28.89	$31.45	$33.37	$25.63
Income (loss) from investment operations:
Net investment income (loss)(a)	0.34		0.90	0.80	0.81	0.88	0.64
Net realized and unrealized gain (loss)	4.88		2.71	4.81	0.25	(2.11)	7.73
Total from investment operations	5.22		3.61	5.61	1.06	(1.23)	8.37
Less distributions from:
Net investment income	(0.79)		(0.58)	(1.04)	(0.62)	(0.69)	(0.63)
Net realized gains	–		–	–	(3.00)	–	–
Total from distributions	(0.79)		(0.58)	(1.04)	(3.62)	(0.69)	(0.63)
Net Asset Value, end of period	$40.92		$36.49	$33.46	$28.89	$31.45	$33.37
Total Return (%)(b)	14.60	**	10.95	20.06	4.02	(3.79)	33.10

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	215		177	154	133	156	125
Ratio of expenses before fee waiver (%)	0.40	*	0.40	0.40	0.41	0.40	0.40
Ratio of expenses after fee waiver (%)	0.40	*	0.40	0.40	0.41	0.40	0.40
Ratio of net investment income (loss) (%)	1.70	*	2.60	2.63	2.77	2.69	2.15
Portfolio turnover rate (%)(c)	3	**	13	9	14	6	14

(a)	Based on average shares outstanding during the period.

(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

96  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI EAFE Hedged Equity ETF

	For the Six		Years Ended May 31,

	Months

	Ended

	11/30/2025
	(Unaudited)		2025	2024	2023	2022	2021

Selected Per Share Data
Net Asset Value, beginning of period	$45.08		$41.68	$35.47	$37.41	$37.54	$29.75
Income (loss) from investment operations:
Net investment income (loss)(a)	0.39		1.20	1.08	1.05 (b)	1.13	0.78
Net realized and unrealized gain (loss)	4.33		2.73	6.78	2.12	(0.37)	7.82
Total from investment operations	4.72		3.93	7.86	3.17	0.76	8.60
Less distributions from:
Net investment income	(1.42)		(0.53)	(1.65)	(0.64)	(0.89)	(0.81)
Net realized gains	–		–	–	(4.47)	–	–
Total from distributions	(1.42)		(0.53)	(1.65)	(5.11)	(0.89)	(0.81)
Net Asset Value, end of period	$48.38		$45.08	$41.68	$35.47	$37.41	$37.54
Total Return (%)(c)	10.86	**	9.53	23.12	9.62	2.01	29.41

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	8,435		8,031	5,984	4,049	4,241	3,955
Ratio of expenses before fee waiver (%)	0.35	*	0.35	0.35	0.36	0.35	0.35
Ratio of expenses after fee waiver (%)	0.35	*	0.35	0.35	0.36	0.35	0.35
Ratio of net investment income (loss) (%)	1.61	*	2.85	2.91	2.99 (b)	2.97	2.35
Portfolio turnover rate (%)(d)	6	**	12	11	19	4	8

(a)	Based on average shares outstanding during the period.

(b)

Net investment income per share and the ratio of net investment income include non-recurring foreign dividend reclaims and related interest amounting to $0.05 per share. Excluding these non-recurring amounts which are included in Unaffiliated dividend income and Other income, respectively in the Statement of Operations, the net investment income ratio would have been 2.85%.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust  |  97

Financial Highlights (Continued)

Xtrackers MSCI Emerging Markets Hedged Equity ETF

	For the Six		Years Ended May 31,

	Months

	Ended

	11/30/2025
	(Unaudited)		2025	2024	2023	2022	2021

Selected Per Share Data
Net Asset Value, beginning of period	$26.34		$24.21	$21.92	$23.77	$29.36	$21.03
Income (loss) from investment operations:
Net investment income (loss)(a)	0.28		0.55	0.52	0.52	0.53	0.39
Net realized and unrealized gain (loss)	5.28		2.20	2.36	(1.80)	(5.65)	8.42
Total from investment operations	5.56		2.75	2.88	(1.28)	(5.12)	8.81
Less distributions from:
Net investment income	(0.17)		(0.62)	(0.59)	(0.57)	(0.47)	(0.48)
Total from distributions	(0.17)		(0.62)	(0.59)	(0.57)	(0.47)	(0.48)
Net Asset Value, end of period	$31.73		$26.34	$24.21	$21.92	$23.77	$29.36
Total Return (%)(b)	21.21	**	11.47	13.39	(5.40)	(17.67)	42.20

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	78		68	73	89	97	117
Ratio of expenses before fee waiver (%)	0.65	*	0.66	0.67	0.66	0.65	0.65
Ratio of expenses after fee waiver (%)	0.65	*	0.66	0.67	0.66	0.65	0.65
Ratio of net investment income (loss) (%)	1.82	*	2.17	2.30	2.33	2.00	1.48
Portfolio turnover rate (%)(c)	6	**	10	17	16	14	13

(a)	Based on average shares outstanding during the period.

(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

98  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Europe Hedged Equity ETF

	For the Six		Years Ended May 31,

	Months

	Ended

	11/30/2025
	(Unaudited)		2025	2024	2023		2022		2021

Selected Per Share Data
Net Asset Value, beginning of period	$45.79		$42.06	$36.55	$34.31		$34.02		$26.91
Income (loss) from investment operations:
Net investment income (loss)(a)	0.28		1.24	1.04	1.04	(b)	0.97		0.77
Net realized and unrealized gain (loss)	3.07		2.52	5.85	1.85		(0.00	)(c)	7.07
Total from investment operations	3.35		3.76	6.89	2.89		0.97		7.84
Less distributions from:
Net investment income	(1.42)		(0.03)	(1.38)	(0.65)		(0.68)		(0.73)
Total from distributions	(1.42)		(0.03)	(1.38)	(0.65)		(0.68)		(0.73)
Net Asset Value, end of period	$47.72		$45.79	$42.06	$36.55		$34.31		$34.02
Total Return (%)(d)	7.69	**	8.86	19.47	8.77		2.85		29.68

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	635		685	557	459		527		563
Ratio of expenses before fee waiver (%)	0.45	*	0.45	0.45	0.48		0.45		0.45
Ratio of expenses after fee waiver (%)	0.45	*	0.45	0.45	0.48		0.45		0.45
Ratio of net investment income (loss) (%)	1.16	*	2.90	2.77	3.06	(b)	2.77		2.58
Portfolio turnover rate (%)(e)	5	**	10	12	13		5		9

(a)	Based on average shares outstanding during the period.

(b)

Net investment income per share and the ratio of net investment income include non-recurring foreign dividend reclaims and related interest amounting to $0.13 per share. Excluding these non-recurring amounts which are included in Unaffiliated dividend income and Other income, respectively in the Statement of Operations, the net investment income ratio would have been 2.70%.

(c)	Less than 0.005.

(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

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Financial Highlights (Continued)

Xtrackers MSCI Eurozone Hedged Equity ETF

	For the Six		Years Ended May 31,

	Months

	Ended

	11/30/2025
	(Unaudited)		2025	2024	2023	2022	2021

Selected Per Share Data
Net Asset Value, beginning of period	$52.71		$46.70	$39.38	$36.25	$37.92	$28.10
Income (loss) from investment operations:
Net investment income (loss)(a)	0.25		1.61	1.02	1.35	0.88	0.76
Net realized and unrealized gain (loss)	3.32		4.68	7.07	2.37	(1.90)	9.71
Total from investment operations	3.57		6.29	8.09	3.72	(1.02)	10.47
Less distributions from:
Net investment income	(1.57)		(0.28)	(0.77)	(0.59)	(0.65)	(0.65)
Total from distributions	(1.57)		(0.28)	(0.77)	(0.59)	(0.65)	(0.65)
Net Asset Value, end of period	$54.71		$52.71	$46.70	$39.38	$36.25	$37.92
Total Return (%)(b)	7.04	**	13.56	20.95	10.57	(2.77)	37.79

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	70		76	40	28	13	15
Ratio of expenses before fee waiver (%)	0.45	*	0.45	0.45	0.45	0.45	0.45
Ratio of expenses after fee waiver (%)	0.45	*	0.45	0.45	0.45	0.45	0.45
Ratio of net investment income (loss) (%)	0.91	*	3.38	2.46	3.65	2.32	2.37
Portfolio turnover rate (%)(c)	5	**	12	14	14	7	10

(a)	Based on average shares outstanding during the period.

(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

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Financial Highlights (Continued)

Xtrackers MSCI Japan Hedged Equity ETF

	For the Six		Years Ended May 31,

	Months

	Ended

	11/30/2025
	(Unaudited)		2025	2024	2023	2022	2021

Selected Per Share Data
Net Asset Value, beginning of period	$77.98		$75.65	$57.06	$48.84	$49.08	$39.80
Income (loss) from investment operations:
Net investment income (loss)(a)	0.81		1.30	1.08	1.00	0.79	0.62
Net realized and unrealized gain (loss)	17.05		3.15	20.74	7.61	0.13	9.82
Total from investment operations	17.86		4.45	21.82	8.61	0.92	10.44
Less distributions from:
Net investment income	(2.64)		(2.12)	(3.23)	(0.39)	(1.16)	(1.16)
Total from distributions	(2.64)		(2.12)	(3.23)	(0.39)	(1.16)	(1.16)
Net Asset Value, end of period	$93.20		$77.98	$75.65	$57.06	$48.84	$49.08
Total Return (%)(b)	23.74	**	6.07	40.04	17.78	1.87	26.96

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	429		390	431	291	191	199
Ratio of expenses before fee waiver (%)	0.45	*	0.45	0.45	0.47	0.45	0.45
Ratio of expenses after fee waiver (%)	0.45	*	0.45	0.45	0.46	0.45	0.45
Ratio of net investment income (loss) (%)	1.74	*	1.76	1.66	1.98	1.61	1.41
Portfolio turnover rate (%)(c)	5	**	17	15	18	6	12

(a)	Based on average shares outstanding during the period.

(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust  |  101

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2025, the Trust consists of forty-two investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers MSCI All World ex US Hedged Equity ETF

Xtrackers MSCI EAFE Hedged Equity ETF

Xtrackers MSCI Emerging Markets Hedged Equity ETF

Xtrackers MSCI Europe Hedged Equity ETF

Xtrackers MSCI Eurozone Hedged Equity ETF

Xtrackers MSCI Japan Hedged Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, except for Xtrackers MSCI EAFE Hedged Equity ETF which lots consist of 200,000 shares and Xtrackers MSCI Eurozone Hedged Equity ETF which lots consists of 10,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index

Xtrackers MSCI All World ex US Hedged Equity ETF	MSCI ACWI ex USA US Dollar Hedged Index

Xtrackers MSCI EAFE Hedged Equity ETF	MSCI EAFE US Dollar Hedged Index

Xtrackers MSCI Emerging Markets Hedged Equity ETF	MSCI EM US Dollar Hedged Index

Xtrackers MSCI Europe Hedged Equity ETF	MSCI Europe US Dollar Hedged Index

Xtrackers MSCI Eurozone Hedged Equity ETF	MSCI EMU IMI US Dollar Hedged Index

Xtrackers MSCI Japan Hedged Equity ETF	MSCI Japan US Dollar Hedged Index

The MSCI ACWI ex USA US Dollar Hedged Index is designed to track the performance of equity securities in developed and emerging stock markets (excluding the United States), while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI EAFE US Dollar Hedged Index is designed to track developed market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI EM US Dollar Hedged Index is designed to track emerging market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI Europe US Dollar Hedged Index is designed to track the performance of the developed markets in Europe, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI EMU IMI US Dollar Hedged Index is designed to track the performance of equity securities based in the countries in the European Monetary Union (the “EMU”), while seeking to mitigate exposure to fluctuations between the value of the U.S. dollar and the euro.

The MSCI Japan US Dollar Hedged Index is designed to track the performance of the Japanese equity market while mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

102  |  DBX ETF Trust

The MSCI Hedged Underlying Indices are rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of the following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of MSCI Hedged Indices marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is a diversified series of the Trust. In addition, each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole, and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes

DBX ETF Trust  |  103

significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following each Fund’s Schedule of Investments.

Investment Transactions and Investment Income. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders. It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

104  |  DBX ETF Trust

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended May 31, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2025, the Funds did not incur any interest or penalties.

At May 31, 2025, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount

Xtrackers MSCI All World ex US Hedged Equity ETF	$2,928,317	$14,349,131	$17,277,448

Xtrackers MSCI EAFE Hedged Equity ETF	199,324,525	589,748,208	789,072,733

Xtrackers MSCI Emerging Markets Hedged Equity ETF	6,846,323	9,093,760	15,940,083

Xtrackers MSCI Europe Hedged Equity ETF	15,798,353	99,234,876	115,033,229

Xtrackers MSCI Eurozone Hedged Equity ETF	1,412,864	2,718,525	4,131,389

Xtrackers MSCI Japan Hedged Equity ETF	43,989,300	74,408,063	118,397,363

As of May 31, 2025, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)

Xtrackers MSCI All World ex US Hedged Equity ETF	$133,633,914	$39,904,095	$48,624,417	$ (8,720,322)

Xtrackers MSCI EAFE Hedged Equity ETF	6,202,265,565	1,816,367,860	2,041,444,838	(225,076,978)

Xtrackers MSCI Emerging Markets Hedged Equity ETF	50,643,822	16,531,858	25,355,457	(8,823,599)

Xtrackers MSCI Europe Hedged Equity ETF	609,015,678	71,305,698	120,294,270	(48,988,572)

Xtrackers MSCI Eurozone Hedged Equity ETF	66,992,848	8,981,592	12,551,718	(3,570,126)

Xtrackers MSCI Japan Hedged Equity ETF	333,810,377	57,346,651	77,270,551	(19,923,900)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of November 30, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

In consideration of recent decisions rendered by European courts, Xtrackers MSCI EAFE Hedged Equity ETF and Xtrackers MSCI Europe Hedged Equity ETF have filed for additional reclaims (“EU reclaims”) related to prior years. A corresponding receivable is established when both the amount is known and significant contingencies or uncertainties regarding collectability are removed. These amounts, if any, are reported in dividends and interest receivable in the Statement of Assets and Liabilities. For the period ended November 30, 2025, Xtrackers MSCI Europe Hedged Equity ETF received reclaims and interest related to EU reclaims, which is reported in unaffiliated dividend income and other income in the Statement of Operations. Expenses incurred related to filing EU reclaims are recorded in other expenses in the Statement of Operations. For U.S. income tax purposes, EU tax reclaims received by the Funds, if any, reduce the amount of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that EU tax reclaims received by a fund during the fiscal year exceed foreign withholding taxes paid, and a fund previously passed foreign tax credits on to its shareholders, a fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service (“IRS”) in order to pay the associated tax liability on behalf of the fund’s shareholders. During the fiscal year ended May 31, 2023, the EU reclaims received for Xtrackers MSCI Europe Hedged Equity ETF exceeded the foreign withholding taxes of the Fund. As a result, the Fund entered into a closing agreement with the IRS and recognized a closing agreement fee of $180,000.

DBX ETF Trust  |  105

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. National Financial Services LLC (Fidelity Agency Lending), serves as securities lending agent for Xtrackers MSCI EAFE Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. Deutsche Bank AG, serves as securities lending agent for Xtrackers MSCI All World ex US Hedged Equity ETF and Xtrackers MSCI Emerging Markets Hedged Equity ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2025, the Funds invested the cash collateral, if any into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.14% annualized effective rate as of November 30, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2025, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at year end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2025
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total

Xtrackers MSCI All World ex US Hedged Equity ETF

Exchange-Traded Funds	$356,400	$—	$—	$—	$356,400

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$356,400

Xtrackers MSCI EAFE Hedged Equity ETF

Common Stocks	$46,336,586	$—	$—	$—	$46,336,586

Exchange-Traded Funds	$1,005,550	$—	$—	$—	$1,005,550

Preferred Stocks	$3,753,243	$—	$—	$—	$3,753,243

Total Borrowing	$51,095,379	$—	$—	$—	$51,095,379

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$51,095,379

Exchange-Traded Funds	$740,899	$—	$—	$—	$740,899

Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions					$740,899

Xtrackers MSCI Emerging Markets Hedged Equity ETF

Common Stocks	$28,042	$—	$—	$—	$28,042

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$28,042

Xtrackers MSCI Europe Hedged Equity ETF

Common Stocks	$2,013,480	$—	$—	$—	$2,013,480

Preferred Stocks	$444,690	$—	$—	$—	$444,690

Total Borrowing	$2,458,170	$—	$—	$—	$2,458,170

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$2,458,170

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Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total

Xtrackers MSCI Eurozone Hedged Equity ETF

Common Stocks	$218,854	$—	$—	$—	$218,854

Preferred Stocks	$122,097	$—	$—	$—	$122,097

Total Borrowing	$340,951	$—	$—	$—	$340,951

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$340,951

Xtrackers MSCI Japan Hedged Equity ETF

Common Stocks	$2,050,118	$—	$—	$—	$2,050,118

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$2,050,118

Derivatives

Forward Foreign Currency Contracts. Each Fund may enter into forward foreign currency contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended November 30, 2025, Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI EAFE Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF and Xtrackers MSCI Eurozone Hedged Equity ETF, invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. Similarly, the Xtrackers MSCI Japan Hedged Equity ETF invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against the Japanese yen, respectively.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of November 30, 2025 is included in a table following the Funds’ Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Fund had to the value of non U.S currencies during the period ended November 30, 2025.

Futures Contracts. Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2025, Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI EAFE Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF utilized futures in order to simulate investments in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2025 is included in a table following the Funds’ Schedule of Investments.

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The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2025 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives

Xtrackers MSCI All World ex US Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$70,335	Unrealized depreciation on futures contracts*	$23,640

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,244,119	Unrealized depreciation on forward foreign currency contracts	735,184

	Total	$1,314,454	Total	$758,824

Xtrackers MSCI EAFE Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$1,475,793	Unrealized depreciation on futures contracts*	$616,242

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	36,008,948	Unrealized depreciation on forward foreign currency contracts	26,193,408

	Total	$37,484,741	Total	$26,809,650

Xtrackers MSCI Emerging Markets Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$41,564	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	801,185	Unrealized depreciation on forward foreign currency contracts	291,823

	Total	$842,749	Total	$291,823

Xtrackers MSCI Europe Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$81,901	Unrealized depreciation on futures contracts*	$14,348

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	540,841	Unrealized depreciation on forward foreign currency contracts	2,747,156

	Total	$622,742	Total	$2,761,504

Xtrackers MSCI Eurozone Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$2,618	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	21,755	Unrealized depreciation on forward foreign currency contracts	269,086

	Total	$24,373	Total	$269,086

Xtrackers MSCI Japan Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$256,787	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	6,748,705	Unrealized depreciation on forward foreign currency contracts	269,801

Total		$7,005,492	Total	$269,801

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following each Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

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Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2025 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:	Futures Contracts – Equity Contracts	Forward Foreign Currency Contracts – Foreign Exchange Contracts	Total

Xtrackers MSCI All World ex US Hedged Equity ETF	$484,954	$2,904,922	$3,389,876

Xtrackers MSCI EAFE Hedged Equity ETF	12,530,161	156,281,566	168,811,727

Xtrackers MSCI Emerging Markets Hedged Equity ETF	291,129	3,026	294,155

Xtrackers MSCI Europe Hedged Equity ETF	542,771	(631,291)	(88,520)

Xtrackers MSCI Eurozone Hedged Equity ETF	(21,688)	(685,718)	(707,406)

Xtrackers MSCI Japan Hedged Equity ETF	1,474,303	37,595,311	39,069,614

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts – Equity Contracts	Forward Foreign Currency Contracts – Foreign Exchange Contracts	Total

Xtrackers MSCI All World ex US Hedged Equity ETF	$(188,474)	$890,459	$701,985

Xtrackers MSCI EAFE Hedged Equity ETF	(4,174,868)	(4,748,794)	(8,923,662)

Xtrackers MSCI Emerging Markets Hedged Equity ETF	9,535	1,258,634	1,268,169

Xtrackers MSCI Europe Hedged Equity ETF	(270,666)	(2,220,937)	(2,491,603)

Xtrackers MSCI Eurozone Hedged Equity ETF	(21,890)	(387,443)	(409,333)

Xtrackers MSCI Japan Hedged Equity ETF	(58,254)	1,901,515	1,843,261

For the period ended November 30, 2025 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)

Xtrackers MSCI All World ex US Hedged Equity ETF	$4,063,225	$(187,664,452)

Xtrackers MSCI EAFE Hedged Equity ETF	119,790,183	(7,809,835,815)

Xtrackers MSCI Emerging Markets Hedged Equity ETF	1,829,277	(70,368,707)

Xtrackers MSCI Europe Hedged Equity ETF	9,922,626	(648,523,911)

Xtrackers MSCI Eurozone Hedged Equity ETF	644,517	(71,968,242)

Xtrackers MSCI Japan Hedged Equity ETF	7,613,688	(385,898,325)

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As of November 30, 2025, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Funds may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included in Interest expense on the Statements of Operations. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(a)	Net Amount of Derivative Assets ($)	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(a)	Net Amount of Derivatives Liabilities ($)

Xtrackers MSCI All World ex US Hedged Equity ETF

Bank of America	1,104	(1,104)	—	—	22,467	(1,104)	—	21,363

Citigroup Global Markets	334	(334)	—	—	1,412	(334)	—	1,078

Goldman Sachs & Co.	4,199	(4,199)	—	—	43,236	(4,199)	—	39,037

JP Morgan & Chase Co.	368,485	(79,578)	240,000	48,907	79,578	(79,578)	—	—

Morgan Stanley Capital	65,305	(52,407)	—	12,898	52,407	(52,407)	—	—

RBC Capital Markets	337,812	(337,812)	—	—	369,989	(337,812)	—	32,177

The Bank of New York Mellon	466,880	(166,095)	—	300,785	166,095	(166,095)	—	—

	1,244,119	(641,529)	240,000	362,590	735,184	(641,529)	—	93,655

Xtrackers MSCI EAFE Hedged Equity ETF

Goldman Sachs & Co.	47,515	(47,515)	—	—	146,162	(47,515)	—	98,647

JP Morgan & Chase Co.	221,758	(116,829)	—	104,929	116,829	(116,829)	—	—

Morgan Stanley Capital	4,123,072	(3,110,688)	—	1,012,384	3,110,688	(3,110,688)	—	—

RBC Capital Markets	1,719,192	(1,719,192)	—	—	12,478,291	(1,719,192)	—	10,759,099

The Bank of New York Mellon	29,897,411	(10,341,438)	—	19,555,973	10,341,438	(10,341,438)	—	—

	36,008,948	(15,335,662)	—	20,673,286	26,193,408	(15,335,662)	—	10,857,746

Xtrackers MSCI Emerging Markets Hedged Equity ETF

Bank of America	1,375	(1,375)	—	—	27,335	(1,375)	—	25,960

Citigroup Global Markets	1,107	(1,107)	—	—	13,762	(1,107)	—	12,655

Goldman Sachs & Co.	3,604	(3,604)	—	—	41,427	(3,604)	—	37,823

JP Morgan & Chase Co.	431,563	(49,041)	290,000	92,522	49,041	(49,041)	—	—

Morgan Stanley Capital	139	(139)	—	—	218	(139)	—	79

RBC Capital Markets	363,397	(157,790)	280,000	(74,393)	157,790	(157,790)	—	—

The Bank of New York Mellon	—	—	—	—	2,250	—	—	2,250

	801,185	(213,056)	570,000	18,129	291,823	(213,056)	—	78,767

Xtrackers MSCI Europe Hedged Equity ETF

Goldman Sachs & Co.	7,403	(4,884)	—	2,519	4,884	(4,884)	—	—

Morgan Stanley Capital	478,040	(356,676)	—	121,364	356,676	(356,676)	—	—

RBC Capital Markets	55,398	(55,398)	—	—	1,204,014	(55,398)	—	1,148,616

The Bank of New York Mellon	—	—	—	—	1,181,582	—	—	1,181,582

	540,841	(416,958)	—	123,883	2,747,156	(416,958)	—	2,330,198

Xtrackers MSCI Eurozone Hedged Equity ETF

Morgan Stanley Capital	20,026	(20,026)	—	—	31,364	(20,026)	—	11,338

RBC Capital Markets	1,729	(1,729)	—	—	237,722	(1,729)	—	235,993

	21,755	(21,755)	—	—	269,086	(21,755)	—	247,331

Xtrackers MSCI Japan Hedged Equity ETF

RBC Capital Markets	35,005	(35,005)	—	—	235,521	(35,005)	—	200,516

The Bank of New York Mellon	6,713,700	(34,280)	—	6,679,420	34,280	(34,280)	—	—

	6,748,705	(69,285)	—	6,679,420	269,801	(69,285)	—	200,516

(a)	The actual collateral received/(pledged) may be more than the amount shown.

Cash. Cash consists of cash held at banks and is on deposit with major financial institutions.

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Affiliated Cash Management Vehicles. The Funds may invest uninvested cash balances in DWS Government Money Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee

Xtrackers MSCI All World ex US Hedged Equity ETF	0.40%

Xtrackers MSCI EAFE Hedged Equity ETF	0.35%

Xtrackers MSCI Emerging Markets Hedged Equity ETF	0.65%

Xtrackers MSCI Europe Hedged Equity ETF	0.45%

Xtrackers MSCI Eurozone Hedged Equity ETF	0.45%

Xtrackers MSCI Japan Hedged Equity ETF	0.45%

The Advisor for the funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated cash management vehicles. For the period ended November 30, 2025, the Advisor waived expenses of the Funds as follows:

Expenses Waived

Xtrackers MSCI All World ex US Hedged Equity ETF	$2,845

Xtrackers MSCI EAFE Hedged Equity ETF	67,565

Xtrackers MSCI Emerging Markets Hedged Equity ETF	949

Xtrackers MSCI Europe Hedged Equity ETF	4,966

Xtrackers MSCI Eurozone Hedged Equity ETF	314

Xtrackers MSCI Japan Hedged Equity ETF	4,140

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

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Affiliated Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the funds listed below. For the period ended November 30, 2025, the Funds incurred securities lending agent fees to Deutsche Bank AG as follows:

Securities Lending Agent Fees

Xtrackers MSCI All World ex US Hedged Equity ETF	$128

Xtrackers MSCI Emerging Markets Hedged Equity ETF	10

4. Investment Portfolio Transactions

For the period ended November 30, 2025, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales

Xtrackers MSCI All World ex US Hedged Equity ETF	$11,313,210	$6,059,366

Xtrackers MSCI EAFE Hedged Equity ETF	444,094,356	435,547,593

Xtrackers MSCI Emerging Markets Hedged Equity ETF	4,205,498	4,981,092

Xtrackers MSCI Europe Hedged Equity ETF	30,560,559	37,308,854

Xtrackers MSCI Eurozone Hedged Equity ETF	3,371,253	5,723,395

Xtrackers MSCI Japan Hedged Equity ETF	50,392,322	18,990,365

For the period ended November 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales

Xtrackers MSCI All World ex US Hedged Equity ETF	$11,085,915	$—

Xtrackers MSCI EAFE Hedged Equity ETF	209,086,764	378,941,265

Xtrackers MSCI Emerging Markets Hedged Equity ETF	—	1,545,496

Xtrackers MSCI Europe Hedged Equity ETF	28,795,744	105,318,086

Xtrackers MSCI Eurozone Hedged Equity ETF	2,616,293	12,590,930

Xtrackers MSCI Japan Hedged Equity ETF	—	32,207,183

5. Fund Share Transactions

As of November 30, 2025, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, future adverse political, social and economic developments, and US and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets. There is also substantially less publicly available information about emerging market issuers than there is about issuers in developed countries. Therefore, disclosure of certain material information may not be made, and less information may be available to the Funds and other investors than would be the case if the Funds’ investments were restricted to securities of issuers in developed countries. Investments in emerging markets are often considered speculative.

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may

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affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade or regulatory limitations; restrictions on foreign ownership which require U.S. investors to invest in offshore special purpose companies to obtain indirect exposure to Chinese issuers; custody risks associated with investing through Stock Connect, a Qualified Foreign Investor (“QFI”) or other programs to access the Chinese securities markets, both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable; different and less stringent financial reporting standards; and increased political pressure from the U.S. and other countries to restrict the ability of investors outside China to invest in Chinese issuers.

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at November 30, 2025.

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     MSCI-NCSRS

November 30, 2025

Semi-Annual Financial Statements and Other Information

DBX ETF Trust

Xtrackers Artificial Intelligence and Big Data ETF (XAIX)

Xtrackers Cybersecurity Select Equity ETF (PSWD)

Xtrackers International Real Estate ETF (HAUZ)

Xtrackers Semiconductor Select Equity ETF (CHPS)

Xtrackers US Green Infrastructure Select Equity ETF (UPGR)

Xtrackers US National Critical Technologies ETF (CRTC)

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust | 1

Schedule of Investments

Xtrackers Artificial Intelligence and Big Data ETF

November 30, 2025 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 99.2%

Communication Services — 16.3%

Diversified Telecommunication Services — 4.7%

AT&T, Inc.	71,902	1,870,890

BT Group PLC	66,342	159,061

China Tower Corp. Ltd., Class H, 144A	174,553	275,990

Verizon Communications, Inc.	42,328	1,740,104

(Cost $3,921,956)		4,046,045

Entertainment — 0.1%

Kingsoft Corp. Ltd.

(Cost $44,660)	10,325	37,982

Interactive Media & Services — 11.2%

Alphabet, Inc., Class A	19,802	6,340,204

Kakao Corp.	2,961	118,186

Meitu, Inc., 144A *	28,799	31,812

Meta Platforms, Inc., Class A	4,727	3,062,860

Snap, Inc., Class A *	11,352	87,183

(Cost $6,981,385)		9,640,245

Internet Software & Services — 0.3%

NAVER Corp.

(Cost $232,427)	1,515	251,358

Consumer Discretionary — 4.8%

Broadline Retail — 4.8%

Amazon.com, Inc. *	15,917	3,712,163

eBay, Inc.	4,632	383,483

(Cost $3,781,748)		4,095,646

Financials — 9.0%

Banks — 4.5%

Bank of America Corp.

(Cost $3,320,931)	72,427	3,885,709

Commercial Banks — 4.5%

China Construction Bank Corp., Class H	1,019,933	1,070,290

Wells Fargo & Co.	32,333	2,775,788

(Cost $3,693,998)		3,846,078

Industrials — 0.1%

Ground Transportation — 0.1%

Lyft, Inc., Class A *

(Cost $60,642)	4,021	84,562

Information Technology — 69.0%

Communications Equipment — 5.9%

Arista Networks, Inc. *	11,291	1,475,508

Ciena Corp. *	1,189	242,806

	Number of Shares	Value $

Cisco Systems, Inc.	39,413	3,032,436

NetScout Systems, Inc. *	631	16,961

Nokia OYJ, ADR	57,566	350,001

(Cost $4,048,344)		5,117,712

Electronic Equipment, Instruments & Components — 0.3%

Itron, Inc. *	399	39,517

Keysight Technologies, Inc. *	1,519	300,686

(Cost $290,545)		340,203

Internet Software & Services — 0.2%

Okta, Inc. *

(Cost $157,656)	1,662	133,508

IT Services — 6.0%

Fujitsu Ltd.	21,800	579,331

International Business Machines Corp.	9,245	2,852,822

Kingsoft Cloud Holdings Ltd., ADR *	2,985	36,895

Kyndryl Holdings, Inc. *	1,957	50,549

NEC Corp.	14,900	562,486

Samsung SDS Co. Ltd.	314	35,977

Snowflake, Inc. *	3,520	884,365

Twilio, Inc., Class A *	1,638	212,432

(Cost $3,944,051)		5,214,857

Semiconductors & Semiconductor — 0.0%

Via Technologies, Inc.

(Cost $6,401)	3,000	4,971

Semiconductors & Semiconductor Equipment — 12.0%

Ambarella, Inc. *	432	32,046

Intel Corp. *	43,485	1,763,752

Micron Technology, Inc.	11,232	2,656,143

NVIDIA Corp.	22,126	3,916,302

Realtek Semiconductor Corp.	5,453	90,521

SK hynix, Inc.	5,078	1,830,034

Synaptics, Inc. *	327	22,403

(Cost $6,429,910)		10,311,201

Software — 31.5%

Adobe, Inc. *	4,219	1,350,628

Alarm.com Holdings, Inc. *	421	21,875

Atlassian Corp., Class A *	2,371	354,512

Commvault Systems, Inc. *	432	53,352

Crowdstrike Holdings, Inc., Class A *	2,497	1,271,373

CyberArk Software Ltd. *	538	246,721

Dassault Systemes SE	7,655	214,194

Docusign, Inc. *	1,982	137,452

Dolby Laboratories, Inc., Class A	821	55,376

See Notes to Financial Statements.

2 | DBX ETF Trust

Schedule of Investments

Xtrackers Artificial Intelligence and Big Data ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Dropbox, Inc., Class A *	2,475	73,953

Fortinet, Inc. *	6,714	544,707

Gen Digital, Inc.	5,641	148,753

Intuit, Inc.	2,804	1,777,960

JFrog Ltd. *	1,069	65,188

Microsoft Corp.	6,997	3,442,594

Monday.com Ltd. *	382	54,955

Nice Ltd., ADR *	666	70,643

Nutanix, Inc., Class A *	2,439	116,584

Open Text Corp.	2,312	78,031

Oracle Corp.	15,977	3,226,555

Palantir Technologies, Inc., Class A *	23,439	3,948,300

Palo Alto Networks, Inc. *	6,696	1,273,110

Qualys, Inc. *	334	47,044

Radware Ltd. *	416	9,543

Rapid7, Inc. *	691	10,835

RingCentral, Inc., Class A *	677	19,118

Salesforce, Inc.	9,630	2,220,100

Samsara, Inc., Class A *	4,229	160,829

SAP SE	11,441	2,769,097

SenseTime Group, Inc., Class B, 144A *	302,873	82,472

SentinelOne, Inc., Class A *	3,493	56,622

ServiceNow, Inc. *	2,064	1,676,814

SoundHound AI, Inc., Class A *	4,021	48,453

Strategy, Inc. *	2,796	495,395

UiPath, Inc., Class A *	4,733	65,599

Zeta Global Holdings Corp., Class A *	2,003	36,555

Zoom Communications, Inc. *	3,202	272,042

Zscaler, Inc. *	1,065	267,848

(Cost $27,226,190)		26,765,182

Technology Hardware, Storage & Peripherals — 13.1%

Apple, Inc.	17,026	4,747,700

Dell Technologies, Inc., Class C	6,377	850,373

Getac Holdings Corp.	4,616	18,458

Hewlett Packard Enterprise Co.	13,035	285,075

Lenovo Group Ltd.	88,238	109,708

NetApp, Inc.	1,861	207,613

Pure Storage, Inc., Class A *	2,627	233,698

Samsung Electronics Co. Ltd.	55,227	3,774,055

Seagate Technology Holdings PLC	1,719	475,630

Western Digital Corp.	3,212	524,616

Wistron Corp.	27,667	127,382

(Cost $8,282,691)		11,354,308

TOTAL COMMON STOCKS

(Cost $72,423,535)		85,129,567

	Number of Shares	Value $

EXCHANGE-TRADED FUNDS — 0.3%

Technology Select Sector SPDR Fund

(Cost $209,647)	985	281,926

CASH EQUIVALENTS — 0.4%

DWS Government Money Market Series “Institutional Shares”, 3.94% (a)

(Cost $311,224)	311,224	311,224

TOTAL INVESTMENTS — 99.9%

(Cost $72,944,406)		85,722,717

Other assets and liabilities, net — 0.1%		113,004

NET ASSETS — 100.0%		85,835,721

See Notes to Financial Statements.

DBX ETF Trust | 3

Schedule of Investments

Xtrackers Artificial Intelligence and Big Data ETF (Continued)

November 30, 2025 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:

Value ($) at 5/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2025	Value ($) at 11/30/2025

EXCHANGE-TRADED FUNDS — 0.0%

Xtrackers MSCI USA Selection Equity ETF (b)

122,690	—	(122,614)	7,307	(7,383)	424	—	—	—

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.91% (a)(c)

—	—	—	—	—	282	—	—	—

CASH EQUIVALENTS — 0.4%

DWS Government Money Market Series “Institutional Shares”, 3.94% (a)

107,192	4,077,131	(3,873,099)	—	—	4,050	—	311,224	311,224

229,882	4,077,131	(3,995,713)	7,307	(7,383)	4,756	—	311,224	311,224

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

Micro E-mini NASDAQ 100 Index	USD	5	245,995	254,820	12/19/2025	8,825

Micro E-Mini S&P 500 Index	USD	4	134,090	137,190	12/19/2025	3,100

Total unrealized appreciation						11,925

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.

4 | DBX ETF Trust

Schedule of Investments

Xtrackers Artificial Intelligence and Big Data ETF (Continued)

November 30, 2025 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$85,129,567	$—	$—	$85,129,567

Exchange-Traded Funds	281,926	—	—	281,926

Short-Term Investments (a)	311,224	—	—	311,224

Derivatives (b)

Futures Contracts	11,925	—	—	11,925

TOTAL	$85,734,642	$—	$—	$85,734,642

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust | 5

Schedule of Investments

Xtrackers Cybersecurity Select Equity ETF

November 30, 2025 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 99.4%

Application Software — 6.9%

Alarm.com Holdings, Inc. *	1,612	83,760

Clear Secure, Inc., Class A	2,759	97,944

Datadog, Inc., Class A *	510	81,605

Dynatrace, Inc. *	1,726	76,911

InterDigital, Inc.	239	85,502

Systena Corp.	16,147	54,220

TeamViewer SE, 144A *	8,279	55,487

(Cost $458,168)		535,429

Communications Equipment — 1.8%

F5, Inc. *	244	58,355

NetScout Systems, Inc. *	3,161	84,968

(Cost $104,916)		143,323

Computer Services — 1.1%

GB Group PLC

(Cost $77,602)	24,717	83,349

Computers-Integrated Systems — 0.3%

Telos Corp. *

(Cost $26,648)	3,967	22,929

Internet Services & Infrastructure — 24.4%

Akamai Technologies, Inc. *	4,904	439,006

Fastly, Inc., Class A *	16,485	192,215

GDS Holdings Ltd., Class A *	79,985	341,901

Hennge KK	2,444	20,689

NEXTDC Ltd. *	34,614	308,037

Okta, Inc. *	4,062	326,300

OVH Groupe SA *	2,289	22,501

SUNeVision Holdings Ltd. (a)	102,240	67,498

Vnet Group, Inc., ADR *	18,455	164,988

(Cost $1,650,872)		1,883,135

IT Consulting & Other Services — 8.2%

Al Moammar Information Systems Co.	1,067	45,451

Change Holdings, Inc.	5,083	36,775

Future Corp.	3,114	40,968

NCC Group PLC	18,215	35,816

NEC Corp.	2,536	95,736

Netcompany Group A/S, 144A *	1,914	96,124

Otsuka Corp.	4,145	81,997

Systex Corp.	13,571	52,105

TechMatrix Corp.	3,735	52,034

TietoEVRY OYJ	4,590	95,352

(Cost $524,071)		632,358

Research & Consulting Services — 2.2%

Zetrix Ai Bhd

	Number of Shares	Value $

(Cost $159,294)	862,131	172,113

Systems Software — 54.5%

A10 Networks, Inc.	5,510	94,882

Ahnlab, Inc.	806	32,993

BlackBerry Ltd. *	36,997	151,274

Check Point Software Technologies Ltd. *	1,872	349,633

Crowdstrike Holdings, Inc., Class A *	738	375,760

CyberArk Software Ltd. *	732	335,688

Digital Arts, Inc.	1,701	78,156

Fortinet, Inc. *	4,351	352,997

N-able, Inc. *	7,378	53,122

OneSpan, Inc.	3,547	43,273

Palo Alto Networks, Inc. *	1,727	328,354

Qualys, Inc. *	2,901	408,606

Radware Ltd. *	1,302	29,868

Rapid7, Inc. *	9,153	143,519

SentinelOne, Inc., Class A *	20,915	339,032

Tenable Holdings, Inc. *	10,223	271,114

Trend Micro, Inc.	7,215	360,449

Varonis Systems, Inc. *	5,943	196,535

Zscaler, Inc. *	1,199	301,548

(Cost $3,891,261)		4,246,803

TOTAL COMMON STOCKS

(Cost $6,892,832)		7,719,439

EXCHANGE-TRADED FUNDS — 0.0%

Global X Cybersecurity ETF

(Cost $6,774)	200	6,290

SECURITIES LENDING COLLATERAL — 0.1%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.91% (b)(c)

(Cost $4,200)	4,200	4,200

CASH EQUIVALENTS — 0.2%

DWS Government Money Market Series “Institutional Shares”, 3.94% (b)

(Cost $15,760)	15,760	15,760

TOTAL INVESTMENTS — 99.7%

(Cost $6,919,566)		7,745,689

Other assets and liabilities, net — 0.3%		19,453

NET ASSETS — 100.0%		7,765,142

See Notes to Financial Statements.

6 | DBX ETF Trust

Schedule of Investments

Xtrackers Cybersecurity Select Equity ETF (Continued)

November 30, 2025 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:

Value ($) at 5/31/2025	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2025	Value ($) at 11/30/2025

SECURITIES LENDING COLLATERAL — 0.1%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.91% (b)(c)

520,072	—	(515,872)	(d)	—	—	140	—	4,200	4,200

CASH EQUIVALENTS — 0.2%

DWS Government Money Market Series “Institutional Shares”, 3.94% (b)

11,360	91,045	(86,645)		—	—	269	—	15,760	15,760

531,432	91,045	(602,517)		—	—	409	—	19,960	19,960

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2025 amounted to $3,964, which is 0.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2025.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

Micro E-Mini S&P 500 Index	USD	1	33,396	34,298	12/19/2025	902

Currency Abbreviations

USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.

DBX ETF Trust | 7

Schedule of Investments

Xtrackers Cybersecurity Select Equity ETF (Continued)

November 30, 2025 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$7,719,439	$—	$—	$7,719,439

Exchange-Traded Funds	6,290	—	—	6,290

Short-Term Investments (a)	19,960	—	—	19,960

Derivatives (b)

Futures Contracts	902	—	—	902

TOTAL	$7,746,591	$—	$—	$7,746,591

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

8 | DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF

November 30, 2025 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 99.0%

Australia — 12.8%

Abacus Storage King REIT	144,115	137,513

Arena REIT	411,411	965,896

BWP Property Group Ltd.	556,526	1,390,535

Centuria Industrial REIT	505,876	1,137,914

Centuria Office REIT	468,071	360,679

Charter Hall Group REIT	469,353	7,651,951

Charter Hall Long Wale REIT	614,837	1,653,162

Charter Hall Retail REIT	499,897	1,331,000

Charter Hall Social Infrastructure REIT	332,295	675,549

Cromwell Property Group REIT	1,623,888	484,550

Dexus REIT	1,052,521	4,942,142

Dexus Industria REIT REIT	243,252	438,693

DigiCo Infrastructure REIT REIT	435,939	800,489

Gemlife Communities Group *	211,003	718,170

Goodman Group REIT	1,995,242	38,835,681

GPT Group REIT	1,886,245	6,865,348

Growthpoint Properties Australia Ltd. REIT	274,265	456,852

Healthco REIT (a)	341,948	183,885

HMC Capital Ltd. REIT (a)	294,397	747,164

HomeCo Daily Needs REIT	1,817,392	1,608,992

Ingenia Communities Group REIT	388,021	1,320,669

Lifestyle Communities Ltd. * (a)	100,952	377,365

Mirvac Group REIT	3,865,994	5,476,289

National Storage REIT	1,287,033	2,287,338

REA Group Ltd.	50,305	6,463,075

Region Group REIT	1,131,042	1,772,752

Rural Funds Trust REIT (a)	405,652	521,412

Scentre Group REIT	5,107,769	13,666,675

Stockland REIT	2,353,874	9,292,898

Vicinity Ltd. REIT	3,787,920	6,110,931

Waypoint REIT Ltd. REIT	649,346	1,128,479

(Cost $101,818,483)		119,804,048

Austria — 0.2%

CA Immobilien Anlagen AG	39,223	1,107,963

CPI Europe AG * (a)	33,962	616,839

(Cost $1,845,980)		1,724,802

Belgium — 1.8%

Aedifica SA REIT	46,671	3,601,910

Cofinimmo SA REIT	37,375	3,387,633

Montea NV REIT	20,601	1,711,849

Retail Estates NV REIT	12,940	952,111

VGP NV	13,334	1,603,187

Warehouses De Pauw CVA REIT	184,172	4,783,522

Xior Student Housing NV REIT	38,175	1,295,892

(Cost $18,306,478)		17,336,104

	Number of Shares	Value $

Brazil — 0.7%

Allos SA	428,370	2,272,850

Cyrela Brazil Realty SA Empreendimentos e Participacoes	276,362	1,848,034

Ez Tec Empreendimentos e Participacoes SA	101,731	385,927

Multiplan Empreendimentos Imobiliarios SA	325,486	1,837,224

(Cost $4,487,723)		6,344,035

Canada — 5.7%

Allied Properties Real Estate Investment Trust REIT (a)	124,993	1,165,603

Altus Group Ltd.	42,413	1,692,808

Artis Real Estate Investment Trust REIT (a)	58,710	279,642

Boardwalk Real Estate Investment Trust REIT	40,223	1,853,250

Canadian Apartment Properties REIT	155,156	4,232,691

Chartwell Retirement Residences (a)	284,632	4,120,278

Choice Properties Real Estate Investment Trust REIT (a)	246,443	2,690,623

Colliers International Group, Inc.	42,864	6,227,971

Crombie Real Estate Investment Trust REIT (a)	107,810	1,191,745

CT Real Estate Investment Trust REIT (a)	75,755	884,139

Dream Industrial Real Estate Investment Trust REIT (a)	281,916	2,519,761

First Capital Real Estate Investment Trust REIT (a)	190,443	2,683,046

FirstService Corp.	41,884	6,602,052

Granite Real Estate Investment Trust REIT	58,990	3,240,948

H&R Real Estate Investment Trust REIT (a)	255,929	1,894,614

InterRent Real Estate Investment Trust REIT (a)	137,913	1,308,840

Killam Apartment Real Estate Investment Trust REIT (a)	120,414	1,444,225

Minto Apartment Real Estate Investment Trust REIT, 144A (a)	36,454	356,421

Nexus Industrial REIT (a)	39,634	218,633

Northwest Healthcare Properties Real Estate Investment Trust REIT (a)	213,632	839,786

Primaris Real Estate Investment Trust REIT (a)	105,889	1,156,838

RioCan Real Estate Investment Trust REIT (a)	289,104	3,927,858

Slate Grocery, Class U REIT (a)	58,387	634,109

SmartCentres Real Estate Investment Trust REIT (a)	128,249	2,413,092

(Cost $54,990,132)		53,578,973

See Notes to Financial Statements.

DBX ETF Trust | 9

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Chile — 0.7%

Cencosud Shopping SA	463,192	1,201,749

Parque Arauco SA	719,168	2,322,669

Plaza SA	768,132	2,646,193

(Cost $3,287,719)		6,170,611

China — 0.7%

A-Living Smart City Services Co. Ltd., Class H, 144A (a)	788,073	242,933

China Resources Mixc Lifestyle Services Ltd., 144A	618,336	3,519,915

China Vanke Co. Ltd., Class H * (a)	2,123,007	992,569

Guangzhou R&F Properties Co. Ltd., Class H * (a)	1,916,696	155,096

Onewo, Inc., Class H	292,499	759,650

Poly Property Services Co. Ltd., Class H	153,856	693,237

(Cost $10,396,128)		6,363,400

Egypt — 0.1%

Palm Hills Developments SAE *	957,417	162,550

Talaat Moustafa Group	710,308	1,073,288

(Cost $486,763)		1,235,838

Finland — 0.3%

Citycon OYJ *	97,610	453,125

Kojamo OYJ *	178,557	2,194,507

(Cost $3,203,369)		2,647,632

France — 3.5%

Altarea SCA REIT	5,714	698,948

ARGAN SA REIT	12,399	941,084

Carmila SA REIT *	61,832	1,228,517

Covivio SA REIT	54,140	3,499,754

Gecina SA REIT	46,704	4,330,768

ICADE REIT (a)	31,147	767,054

Klepierre SA REIT	219,728	8,557,983

Mercialys SA REIT	92,354	1,174,709

Unibail-Rodamco-Westfield REIT *	105,457	11,213,205

(Cost $26,919,062)		32,412,022

Germany — 3.3%

Deutsche Wohnen SE	51,478	1,302,394

LEG Immobilien SE	74,304	5,587,934

TAG Immobilien AG	185,451	3,163,811

Vonovia SE	700,985	21,249,365

(Cost $36,106,346)		31,303,504

Greece — 0.1%

LAMDA Development SA *

(Cost $739,174)	98,397	799,363

Hong Kong — 10.2%

C&D International Investment Group Ltd.	970,139	2,062,243

	Number of Shares	Value $

China Jinmao Holdings Group Ltd.	8,042,547	1,425,544

China Overseas Land & Investment Ltd.	3,629,773	6,196,014

China Overseas Property Holdings Ltd.	1,241,926	788,008

China Resources Land Ltd.	2,830,799	10,966,001

CK Asset Holdings Ltd.	1,999,761	10,253,604

Fortune Real Estate Investment Trust REIT	1,482,528	946,384

Hang Lung Group Ltd.	826,064	1,658,367

Hang Lung Properties Ltd.	1,730,510	2,000,435

Henderson Land Development Co. Ltd.	1,301,003	4,902,824

Hongkong Land Holdings Ltd.	983,432	6,244,793

Hysan Development Co. Ltd.	571,707	1,301,203

Kerry Properties Ltd.	556,203	1,503,097

Link REIT	2,542,314	12,042,815

New World Development Co. Ltd. *	1,339,898	1,182,324

Poly Property Group Co. Ltd.	1,889,612	465,996

Shandong Hi-Speed Holdings Group Ltd. * (a)	1,892,596	408,390

Shanghai Industrial Holdings Ltd.	407,295	799,356

Shenzhen Investment Ltd. *	2,151,618	245,959

Sun Hung Kai Properties Ltd.	1,482,541	18,775,501

Swire Properties Ltd.	937,101	2,570,961

Wharf Holdings Ltd.	941,240	2,853,122

Wharf Real Estate Investment Co. Ltd.	1,513,533	4,774,503

Yuexiu Property Co. Ltd. (a)	1,401,926	812,100

(Cost $107,771,135)		95,179,544

India — 1.4%

DLF Ltd.	914,136	7,395,051

Godrej Properties Ltd. *	151,467	3,580,783

Oberoi Realty Ltd.	115,667	2,130,039

(Cost $10,392,749)		13,105,873

Indonesia — 0.2%

Bangun Kosambi Sukses PT	504,749	237,146

PT Bumi Serpong Damai Tbk *	6,796,441	383,588

PT Ciputra Development Tbk	9,065,592	473,555

PT Kawasan Industri Jababeka Tbk	14,703,055	158,904

PT Pakuwon Jati Tbk	14,894,352	341,618

PT Summarecon Agung Tbk	9,691,514	224,613

(Cost $2,194,690)		1,819,424

Ireland — 0.1%

Irish Residential Properties REIT PLC REIT

(Cost $505,621)	510,713	573,149

Israel — 2.6%

Africa Israel Residences Ltd.	6,347	512,735

See Notes to Financial Statements.

10 | DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Airport City Ltd. *	54,875	1,030,044

Alony Hetz Properties & Investments Ltd.	157,360	1,812,086

Amot Investments Ltd.	241,666	1,802,325

Aura Investments Ltd.	147,794	1,003,271

Azrieli Group Ltd.	35,753	3,625,158

Big Shopping Centers Ltd.	15,826	3,547,190

Electra Real Estate Ltd. *	30,857	420,166

G City Ltd.	104,681	325,721

Gav-Yam Lands Corp. Ltd.	49,028	573,017

Israel Canada T.R Ltd.	171,938	836,030

Isras Investment Co. Ltd.	1,249	329,936

Melisron Ltd.	23,339	2,906,263

Menivim- The New REIT Ltd. REIT	710,179	512,631

Mivne Real Estate KD Ltd.	570,599	2,451,984

Prashkovsky Investments and Construction Ltd.	7,126	337,520

Reit 1 Ltd. REIT	188,009	1,519,965

Sella Capital Real Estate Ltd. REIT	239,050	837,072

(Cost $16,148,514)		24,383,114

Japan — 23.5%

Activia Properties, Inc. REIT (a)	2,044	1,878,306

Advance Residence Investment Corp. REIT	2,805	3,075,524

AEON REIT Investment Corp. REIT	1,730	1,506,613

Comforia Residential REIT, Inc. REIT	701	1,486,902

CRE Logistics REIT, Inc. REIT	623	660,328

Daito Trust Construction Co. Ltd.	320,685	6,136,273

Daiwa House REIT Investment Corp. REIT	4,507	4,089,658

Daiwa Office Investment Corp. REIT (a)	544	1,328,190

Daiwa Securities Living Investments Corp. REIT	2,022	1,473,255

Dear Life Co. Ltd.	26,300	189,603

ES-Con Japan Ltd.	48,198	322,144

Frontier Real Estate Investment Corp. REIT	2,480	1,509,773

Fukuoka REIT Corp. REIT	760	935,085

Global One Real Estate Investment Corp. REIT	968	880,226

GLP J REIT	4,737	4,492,637

Goldcrest Co. Ltd.	13,200	290,984

Good Com Asset Co. Ltd. (a)	14,836	113,896

Hankyu Hanshin REIT, Inc. REIT (a)	635	707,635

Health Care & Medical Investment Corp. REIT	374	285,922

Heiwa Real Estate Co. Ltd.	45,100	660,677

Heiwa Real Estate REIT, Inc. REIT (a)	787	794,817

	Number of Shares	Value $

Hoosiers Holdings Co. Ltd.	26,168	223,698

Hoshino Resorts REIT, Inc. REIT	588	954,440

Hulic Co. Ltd.	717,014	7,914,493

Hulic Reit, Inc. REIT	786	892,529

Ichigo Hotel REIT Investment Corp. REIT	267	219,349

Ichigo Office REIT Investment Corp. REIT	982	626,139

Ichigo, Inc.	196,600	511,500

Industrial & Infrastructure Fund Investment Corp. REIT	2,467	2,385,584

Invincible Investment Corp. REIT	7,615	3,259,737

JALCO Holdings, Inc. (a)	69,900	190,820

Japan Excellent, Inc. REIT	737	717,873

Japan Hotel REIT Investment Corp. REIT	5,077	2,807,723

Japan Logistics Fund, Inc. REIT	2,002	1,329,107

Japan Metropolitan Fund Invest REIT	7,054	5,564,546

Japan Prime Realty Investment Corp. REIT	2,711	1,846,711

Japan Real Estate Investment Corp. REIT	5,098	4,367,848

JINUSHI Co. Ltd.	16,400	316,335

Kasumigaseki Capital Co. Ltd. (a)	15,011	781,091

KDX Realty Investment Corp. REIT	3,963	4,522,975

Ki-Star Real Estate Co. Ltd.	9,562	365,813

LaSalle Logiport REIT	1,810	1,801,301

Leopalace21 Corp.	178,041	741,600

Loadstar Capital KK	12,590	237,197

MIGALO HOLDINGS, Inc.	26,100	66,400

Mirai Corp. REIT	1,804	582,644

Mirarth Holdings, Inc.	101,708	252,233

Mitsubishi Estate Co. Ltd.	1,228,257	29,004,339

Mitsubishi Estate Logistics REIT Investment Corp. REIT	1,425	1,199,904

Mitsui Fudosan Co. Ltd.	2,730,637	32,083,454

Mitsui Fudosan Logistics Park, Inc. REIT	3,149	2,431,621

Mori Hills REIT Investment Corp. REIT	1,510	1,452,426

Mori Trust Sogo Reit, Inc. REIT	2,497	1,276,902

Mugen Estate Co. Ltd.	13,900	170,220

Nippon Accommodations Fund, Inc. REIT	1,779	1,515,086

Nippon Building Fund, Inc. REIT	8,520	8,151,464

Nippon Prologis REIT, Inc. REIT (a)	7,004	4,223,495

NIPPON REIT Investment Corp. REIT	1,732	1,136,538

Nomura Real Estate Holdings, Inc.	526,821	3,235,197

Nomura Real Estate Master Fund, Inc. REIT	2,999	3,274,781

See Notes to Financial Statements.

DBX ETF Trust | 11

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

NTT UD REIT Investment Corp. REIT	998	895,354

One REIT, Inc. REIT	781	457,940

Open House Group Co. Ltd.	73,848	4,341,439

Orix JREIT, Inc. REIT	4,069	2,795,237

Relo Group, Inc.	102,708	1,128,768

Samty Residential Investment Corp. REIT	405	303,912

Sankei Real Estate, Inc. REIT	523	343,528

Sekisui House Reit, Inc. REIT	4,281	2,183,708

SOSiLA Logistics REIT, Inc. REIT (a)	719	568,565

SRE Holdings Corp.	12,033	270,270

Star Asia Investment Corp. REIT	2,602	1,042,134

Star Mica Holdings Co. Ltd.	21,295	172,352

Starts Corp., Inc.	36,236	1,140,139

Starts Proceed Investment Corp. REIT	220	293,239

Sumitomo Realty & Development Co. Ltd.	459,554	22,210,550

Sun Frontier Fudousan Co. Ltd.	25,900	404,807

Takara Leben Real Estate Investment Corp. REIT	917	555,900

Tokyo Tatemono Co. Ltd. (a)	205,980	4,553,867

Tokyu Fudosan Holdings Corp.	595,056	5,536,824

Tokyu REIT, Inc. REIT	569	747,120

Tosei Corp. (a)	55,600	590,026

Tosei Reit Investment Corp. REIT	302	286,421

United Urban Investment Corp. REIT (a)	2,114	2,499,410

(Cost $189,879,629)		218,775,071

Luxembourg — 0.5%

Aroundtown SA *	695,932	2,397,148

Grand City Properties SA *	64,926	822,821

Shurgard Self Storage Ltd. REIT	30,027	1,123,843

(Cost $5,168,739)		4,343,812

Malaysia — 1.1%

Eco World Development Group Bhd	1,356,483	722,145

IGB Real Estate Investment Trust REIT	1,444,000	960,919

IOI Properties Group Bhd	1,473,087	923,241

KLCCP Stapled Group (b)	154,807	340,145

Mah Sing Group Bhd	1,393,476	347,315

Matrix Concepts Holdings Bhd	1,303,442	428,961

Pavilion Real Estate Investment Trust REIT	1,349,734	591,172

Sime Darby Property Bhd	2,432,123	818,064

SP Setia Bhd Group	2,074,797	406,675

Sunway Bhd	2,220,114	2,927,918

Sunway Real Estate Investment Trust REIT	1,172,514	641,230

Tanco Holdings Bhd *	2,802,887	766,428

	Number of Shares	Value $

UEM Sunrise Bhd	1,477,030	212,664

(Cost $6,064,152)		10,086,877

Mexico — 1.5%

Corp. Inmobiliaria Vesta SAB de CV	887,224	2,762,846

FIBRA Macquarie Mexico REIT, 144A	788,082	1,365,547

Fibra MTY SAPI de CV REIT (a)	2,394,720	1,878,032

Fibra Uno Administracion SA de CV REIT	2,710,167	3,937,274

Prologis Property Mexico SA de CV REIT (a)	1,054,122	4,491,244

(Cost $10,763,460)		14,434,943

Netherlands — 0.9%

CTP NV, 144A	128,569	2,739,511

Eurocommercial Properties NV REIT	44,397	1,367,988

NEPI Rockcastle NV *	495,512	4,240,963

(Cost $6,393,556)		8,348,462

New Zealand — 0.3%

Goodman Property Trust REIT	1,010,171	1,159,777

Kiwi Property Group Ltd.	1,604,317	990,030

Precinct Properties Group (b)	1,545,077	1,086,516

(Cost $3,806,514)		3,236,323

Norway — 0.1%

Entra ASA, 144A

(Cost $758,622)	63,142	704,325

Philippines — 1.4%

AREIT, Inc. REIT	1,390,561	1,005,367

Ayala Corp.	326,404	2,643,736

Ayala Land, Inc.	7,768,013	2,695,525

SM Prime Holdings, Inc.	16,321,813	6,401,257

(Cost $19,424,295)		12,745,885

Russia — 0.0%

LSR Group PJSC * (c)	30,984	0

PIK-Spetsializirovannyy Zastroyshchik PAO * (c)	192,287	0

(Cost $2,472,023)		0

Singapore — 6.5%

AIMS APAC REIT	690,227	778,081

CapitaLand Ascendas REIT	3,706,840	8,042,482

CapitaLand Ascott Trust (b)	2,659,510	1,940,499

CapitaLand China Trust REIT	1,153,747	703,749

Capitaland India Trust	982,917	903,116

CapitaLand Integrated Commercial Trust REIT	5,865,603	10,642,912

CapitaLand Investment Ltd.	2,453,189	5,019,458

CDL Hospitality Trusts (b)	761,565	490,991

Centurion Corp. Ltd. (a)	220,176	231,200

City Developments Ltd.	469,428	2,620,518

See Notes to Financial Statements.

12 | DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Digital Core REIT Management Pte Ltd. REIT	859,500	434,047

ESR-REIT REIT	747,946	1,599,668

Frasers Centrepoint Trust REIT	1,280,418	2,254,066

Frasers Logistics & Commercial Trust REIT	2,864,278	2,167,311

Keppel REIT	2,359,308	1,930,947

Keppel DC REIT	1,952,956	3,483,248

Lendlease Global Commercial REIT	1,701,867	814,699

Mapletree Industrial Trust REIT	2,037,224	3,240,305

Mapletree Logistics Trust REIT	3,328,508	3,392,372

Mapletree Pan Asia Commercial Trust REIT (a)	2,269,518	2,558,388

NTT DC REIT REIT *	661,859	635,385

Parkway Life Real Estate Investment Trust REIT	430,212	1,345,295

Propnex Ltd. (a)	184,696	285,212

Suntec Real Estate Investment Trust REIT	1,774,400	1,876,947

UOL Group Ltd.	454,272	2,953,303

Yanlord Land Group Ltd. * (a)	557,000	296,745

(Cost $59,592,636)		60,640,944

South Africa — 1.1%

Equites Property Fund Ltd. REIT	669,812	715,274

Fortress Real Estate Investments Ltd., Class B	932,311	1,402,209

Growthpoint Properties Ltd. REIT	2,655,366	2,713,117

Hyprop Investments Ltd. REIT	310,067	1,026,104

Redefine Properties Ltd. REIT	5,553,561	1,896,852

Resilient REIT Ltd. REIT	261,845	1,179,468

Vukile Property Fund Ltd. REIT	964,039	1,372,816

(Cost $6,908,219)		10,305,840

South Korea — 0.2%

ESR Kendall Square REIT Co. Ltd. REIT	189,141	565,243

Seobu T&D	37,848	284,121

SK Eternix Co. Ltd. *	14,829	202,674

SK REITs Co. Ltd. REIT	179,845	643,243

(Cost $1,871,900)		1,695,281

Spain — 0.9%

Colonial SFL Socimi SA REIT	253,700	1,553,127

Merlin Properties Socimi SA REIT (a)	371,323	5,481,546

Neinor Homes SA, 144A *	48,419	1,032,822

(Cost $6,425,484)		8,067,495

Sweden — 3.9%

Atrium Ljungberg AB, Class B	237,016	841,464

Castellum AB	360,199	4,093,973

Catena AB	42,423	1,992,567

Cibus Nordic Real Estate AB (a)	80,560	1,399,075

	Number of Shares	Value $

Corem Property Group AB, Class B	630,734	265,488

Dios Fastigheter AB	106,410	729,388

Fabege AB	205,576	1,787,286

Fastighets AB Balder, Class B *	697,916	5,025,839

Heba Fastighets AB, Class B	93,291	310,088

Hemnet Group AB	83,445	1,552,691

Hufvudstaden AB, Class A	113,323	1,521,106

Logistea AB, Class B (a)	284,999	464,133

NP3 Fastigheter AB	33,467	922,567

Nyfosa AB	156,968	1,270,656

Pandox AB	108,187	2,183,985

Platzer Fastigheter Holding AB, Class B	75,993	592,200

Sagax AB, Class B	219,551	4,702,129

Sagax AB, Class D	118,340	429,107

Samhallsbyggnadsbolaget i Norden AB * (a)	1,310,770	589,251

Swedish Logistic Property AB, Class B *	176,160	776,977

Wallenstam AB, Class B (a)	484,655	2,206,493

Wihlborgs Fastigheter AB	266,550	2,600,005

(Cost $37,579,710)		36,256,468

Switzerland — 3.1%

Allreal Holding AG	15,377	3,868,428

International Workplace Group PLC	760,480	2,335,702

Mobimo Holding AG	7,261	3,246,403

PSP Swiss Property AG	44,995	7,968,477

Swiss Prime Site AG	78,729	11,618,888

(Cost $20,601,391)		29,037,898

Taiwan — 1.1%

Advancetek Enterprise Co. Ltd.	254,068	268,356

Cathay Real Estate Development Co. Ltd.	632,688	452,568

Chong Hong Construction Co. Ltd.	221,480	548,319

Da-Li Development Co. Ltd.	372,505	569,706

Delpha Construction Co. Ltd.	503,746	458,243

Farglory Land Development Co. Ltd.	270,840	521,228

Highwealth Construction Corp.	1,939,216	2,344,854

Huaku Development Co. Ltd.	269,783	902,572

Huang Hsiang Construction Corp.	132,039	164,076

Hung Sheng Construction Ltd.	352,210	228,372

JSL Construction & Development Co Ltd.	300,280	464,987

Kindom Development Co. Ltd.	397,488	417,942

Radium Life Tech Co. Ltd. *	621,340	211,832

Ruentex Development Co. Ltd.	1,853,479	1,780,544

Sakura Development Co. Ltd.	434,840	644,259

See Notes to Financial Statements.

DBX ETF Trust | 13

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Taiwan Land Development Corp. * (c)	243,531	0

(Cost $10,445,314)		9,977,858

Thailand — 1.2%

Amata Corp. PCL	792,300	410,977

Amata Corp. PCL, NVDR	49,184	25,513

AP Thailand PCL, NVDR	2,556,216	682,822

Asset World Corp. PCL, NVDR	7,811,700	465,863

Central Pattana PCL, NVDR	3,276,300	5,444,387

Land & Houses PCL, NVDR	7,386,900	803,049

MBK PCL	975,000	520,888

Quality Houses PCL	594,900	23,652

Quality Houses PCL, NVDR	7,243,000	287,965

Sansiri PCL	805,400	35,273

Sansiri PCL, NVDR	14,455,200	633,075

Supalai PCL, NVDR	1,131,165	593,778

WHA Corp. PCL, NVDR	9,824,096	988,665

(Cost $12,825,003)		10,915,907

Turkey — 0.6%

AKIS Gayrimenkul Yatirimi AS REIT	1,019,334	177,077

Avrupakent Gayrimenkul Yatirim Ortakligi AS	104,151	133,123

Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	1,890,672	939,940

Is Gayrimenkul Yatirim Ortakligi AS REIT *	463,511	207,520

Kiler Holding AS *	234,050	870,474

Kuyumcukent Gayrimenkul Yatirimlari AS REIT *	359,370	359,010

LYDIA HOLDING AS *	76,478	313,239

Peker Gayrimenkul Yatirim Ortakligi AS *	3,485,474	817,168

Reysas Gayrimenkul Yatirim Ortakligi AS REIT *	556,409	263,257

Sinpas Gayrimenkul Yatirim Ortakligi AS REIT *	2,165,601	242,647

Tera Yatirim Teknoloji Holding AS REIT *	1,310,050	848,029

Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	152,563	260,721

Ziraat Gayrimenkul Yatirim Ortakligi AS	876,317	457,935

(Cost $3,190,351)		5,890,140

United Kingdom — 6.7%

Big Yellow Group PLC REIT	196,483	3,019,946

British Land Co. PLC REIT	999,132	5,385,425

Derwent London PLC REIT	105,848	2,384,228

Empiric Student Property PLC REIT	643,923	642,458

Grainger PLC REIT	649,118	1,591,152

Great Portland Estates PLC REIT	357,394	1,512,984

Hammerson PLC REIT	520,464	2,242,629

Land Securities Group PLC REIT	741,793	5,946,402

	Number of Shares	Value $

LondonMetric Property PLC REIT	2,128,329	5,307,311

Picton Property Income Ltd. REIT	493,576	493,107

Primary Health Properties PLC REIT	2,333,729	3,014,888

Rightmove PLC	770,036	5,597,357

Safestore Holdings PLC REIT	213,586	2,098,457

Savills PLC	135,679	1,830,107

Segro PLC REIT	1,218,085	11,533,384

Shaftesbury Capital PLC REIT	1,452,276	2,788,263

Tritax Big Box REIT PLC REIT	2,192,271	4,322,284

UNITE Group PLC REIT, Series 6	374,407	2,619,353

Workspace Group PLC REIT	128,692	650,522

(Cost $68,768,798)		62,980,257

TOTAL COMMON STOCKS

(Cost $872,539,862)		923,225,222

WARRANTS — 0.0%

Malaysia — 0.0%

Eco World Development Group Bhd* , expires 4/12/29

(Cost $0)	106,640	26,064

EXCHANGE-TRADED FUNDS — 0.0%

Vanguard Global ex-U.S. Real Estate ETF

(Cost $407,500)	10,000	478,200

SECURITIES LENDING COLLATERAL — 5.9%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.91% (d)(e)

(Cost $54,685,958)	54,685,958	54,685,958

CASH EQUIVALENTS — 0.4%

DWS Government Money Market Series “Institutional Shares”, 3.94% (d)

(Cost $3,553,249)	3,553,249	3,553,249

TOTAL INVESTMENTS — 105.3%

(Cost $931,186,569)		981,968,693

Other assets and liabilities, net — (5.3%)		(49,703,043)

NET ASSETS — 100.0%		932,265,650

See Notes to Financial Statements.

14 | DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2025 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:

Value ($) at 5/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2025	Value ($) at 11/30/2025

SECURITIES LENDING COLLATERAL — 5.9%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.91% (d)(e)

89,001,092	—	(34,315,134) (f)	—	—	298,875	—	54,685,958	54,685,958

CASH EQUIVALENTS — 0.4%

DWS Government Money Market Series “Institutional Shares”, 3.94% (d)

834,418	28,196,134	(25,477,303)	—	—	43,317	—	3,553,249	3,553,249

89,835,510	28,196,134	(59,792,437)	—	—	342,192	—	58,239,207	58,239,207

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2025 amounted to $51,467,210, which is 5.5% of net assets.

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2025.

CVA:	Certificaten Van Aandelen (Dutch Certificate)
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)

CAC 40 Index	EUR	6	567,258	565,908	12/19/2025	(1,350)

E-Mini S&P 500 Index	USD	3	997,313	1,028,925	12/19/2025	31,612

E-Mini S&P Mid 400 Index	USD	4	1,301,570	1,325,760	12/19/2025	24,190

EURO STOXX 50 Index	EUR	24	1,526,587	1,580,391	12/19/2025	53,804

S&P/TSX 60 Index Mini	CAD	2	124,231	132,119	12/18/2025	7,888

SPI 200 Index	AUD	10	1,452,798	1,413,905	12/18/2025	(38,893)

TOPIX Index	JPY	6	1,193,005	1,299,391	12/11/2025	106,386

Total net unrealized appreciation						183,637

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.

DBX ETF Trust | 15

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2025 (Unaudited)

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$923,225,222	$—	$0	$923,225,222

Warrants	26,064	—	—	26,064

Exchange-Traded Funds	478,200	—	—	478,200

Short-Term Investments (a)	58,239,207	—	—	58,239,207

Derivatives (b)

Futures Contracts	223,880	—	—	223,880

TOTAL	$982,192,573	$—	$0	$982,192,573

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Futures Contracts	$(40,243)	$—	$—	$(40,243)

TOTAL	$(40,243)	$—	$—	$(40,243)

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

16 | DBX ETF Trust

Schedule of Investments

Xtrackers Semiconductor Select Equity ETF

November 30, 2025 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 99.7%

Electronic Components — 0.6%

Kyocera Corp.

(Cost $95,326)	7,284	99,750

Electronic Manufacturing Services — 3.0%

Fabrinet *	197	90,504

TE Connectivity PLC	1,622	366,815

(Cost $397,380)		457,319

Industrial Machinery & Supplies — 0.4%

VAT Group AG, 144A

(Cost $59,896)	146	64,258

Lasers-Syst/Components — 0.7%

Coherent Corp. *

(Cost $80,030)	692	113,668

Semiconductor Materials & Equipment — 30.2%

Advantest Corp.	3,984	525,285

Applied Materials, Inc.	3,072	774,912

ASM International NV	254	139,844

ASML Holding NV	676	708,746

BE Semiconductor Industries NV	395	59,548

Disco Corp.	498	139,555

Entegris, Inc.	828	63,872

KLA Corp.	628	738,195

Lam Research Corp.	4,684	730,704

Lasertec Corp.	394	70,897

MKS, Inc.	338	52,860

Nova Ltd. *	163	50,794

Teradyne, Inc.	878	159,699

Tokyo Electron Ltd.	2,471	503,542

(Cost $3,430,884)		4,718,453

Semiconductors — 64.8%

Advanced Micro Devices, Inc. *	2,837	617,133

Alchip Technologies Ltd.	433	45,597

Analog Devices, Inc.	2,700	716,418

ASE Technology Holding Co. Ltd.	20,531	150,131

Astera Labs, Inc. *	712	112,190

Broadcom, Inc.	1,932	778,519

Credo Technology Group Holding Ltd. *	803	142,613

First Solar, Inc. *	558	152,289

Hua Hong Semiconductor Ltd., Class H, 144A *	3,902	37,338

Infineon Technologies AG	7,168	302,223

Intel Corp. *	17,841	723,631

Lattice Semiconductor Corp. *	751	52,728

Marvell Technology, Inc.	4,727	422,594

MediaTek, Inc.	8,072	358,784

	Number of Shares	Value $

Microchip Technology, Inc.	2,909	155,864

Micron Technology, Inc.	3,398	803,559

Monolithic Power Systems, Inc.	255	236,683

NVIDIA Corp.	3,532	625,164

NXP Semiconductors NV	1,382	269,407

ON Semiconductor Corp. *	2,242	112,638

Qorvo, Inc. *	508	43,632

QUALCOMM, Inc.	3,981	669,166

Rambus, Inc. *	584	55,813

Realtek Semiconductor Corp.	2,550	42,331

Renesas Electronics Corp.	9,100	107,970

SK hynix, Inc.	2,365	852,310

Skyworks Solutions, Inc.	825	54,409

STMicroelectronics NV	3,164	72,617

STMicroelectronics NV, Class Y	423	9,725

Taiwan Semiconductor Manufacturing Co. Ltd.	14,403	660,835

Texas Instruments, Inc.	3,677	618,729

United Microelectronics Corp.	64,230	93,731

(Cost $7,539,888)		10,096,771

TOTAL COMMON STOCKS

(Cost $11,603,404)		15,550,219

EXCHANGE-TRADED FUNDS — 0.1%

Invesco PHLX Semiconductor ETF

(Cost $13,284)	400	22,124

CASH EQUIVALENTS — 0.1%

DWS Government Money Market Series “Institutional Shares”, 3.94% (a)

(Cost $8,740)	8,740	8,740

TOTAL INVESTMENTS — 99.9%

(Cost $11,625,428)		15,581,083

Other assets and liabilities, net — 0.1%		13,769

NET ASSETS — 100.0%		15,594,852

See Notes to Financial Statements.

DBX ETF Trust | 17

Schedule of Investments

Xtrackers Semiconductor Select Equity ETF (Continued)

November 30, 2025 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:

Value ($) at 5/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2025	Value ($) at 11/30/2025

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.91% (a)(b)

—	—	—	—	—	18	—	—	—

CASH EQUIVALENTS — 0.1%

DWS Government Money Market Series “Institutional Shares”, 3.94% (a)

1,387	184,713	(177,360)	—	—	127	—	8,740	8,740

1,387	184,713	(177,360)	—	—	145	—	8,740	8,740

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$15,550,219	$—	$—	$15,550,219

Exchange-Traded Funds	22,124	—	—	22,124

Short-Term Investments (a)	8,740	—	—	8,740

TOTAL	$15,581,083	$—	$—	$15,581,083

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

18 | DBX ETF Trust

Schedule of Investments

Xtrackers US Green Infrastructure Select Equity ETF

November 30, 2025 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 99.6%

Consumer Discretionary — 12.2%

Evgo, Inc., Class A *	27,832	90,176

Lucid Group, Inc., Class A * (a)	5,821	79,340

Quantumscape Corp., Class A *	8,524	104,163

Rivian Automotive, Inc., Class A *	9,948	167,723

Solid Power, Inc. *	20,937	108,872

Tesla, Inc. *	298	128,191

(Cost $662,049)		678,465

Energy — 4.6%

Gevo, Inc. * (a)	57,243	122,500

Green Plains, Inc. *	12,752	131,728

(Cost $127,375)		254,228

Industrials — 62.8%

Array Technologies, Inc. *	15,458	116,090

AZZ, Inc.	1,237	130,405

Bloom Energy Corp., Class A *	1,493	163,095

Carrier Global Corp.	2,192	120,297

Casella Waste Systems, Inc., Class A *	1,426	137,452

Chart Industries, Inc. *	655	133,587

Clean Harbors, Inc. *	556	126,523

EnerSys	1,144	163,718

Eos Energy Enterprises, Inc. * (a)	8,845	133,117

Fluence Energy, Inc., Class A * (a)	8,752	171,889

Fuelcell Energy, Inc. *	12,814	85,982

GE Vernova, Inc.	209	125,352

Graco, Inc.	1,569	129,348

IDEX Corp.	785	136,535

Ingersoll Rand, Inc.	1,616	129,830

Lennox International, Inc.	236	117,733

Microvast Holdings, Inc. *	28,910	101,763

Montrose Environmental Group, Inc. *	4,555	116,836

Nextpower, Inc., Class A *	1,658	151,906

Parker-Hannifin Corp.	174	149,936

Plug Power, Inc. *	35,865	72,089

Republic Services, Inc.	580	125,895

Shoals Technologies Group, Inc., Class A *	14,829	124,415

Sunrun, Inc. *	6,757	136,829

Veralto Corp.	1,260	127,537

	Number of Shares	Value $

Waste Management, Inc.	595	129,633

Xylem, Inc.	883	124,212

(Cost $2,532,482)		3,482,004

Information Technology — 4.6%

First Solar, Inc. *	565	154,200

Itron, Inc. *	1,028	101,813

(Cost $182,267)		256,013

Materials — 10.9%

Ecolab, Inc.	465	127,949

Purecycle Technologies, Inc. * (a)	8,821	77,625

Reliance, Inc.	466	130,163

Ryerson Holding Corp.	5,576	127,858

Worthington Steel, Inc.	4,161	140,434

(Cost $526,840)		604,029

Utilities — 4.5%

Ormat Technologies, Inc.	1,221	137,863

XPLR Infrastructure LP *	11,774	112,206

(Cost $271,537)		250,069

TOTAL COMMON STOCKS

(Cost $4,302,550)		5,524,808

EXCHANGE-TRADED FUNDS — 0.3%

Global X US Infrastructure Development ETF

(Cost $14,413)	320	15,533

SECURITIES LENDING COLLATERAL — 5.9%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.91% (b)(c)

(Cost $326,313)	326,313	326,313

CASH EQUIVALENTS — 0.1%

DWS Government Money Market Series “Institutional Shares”, 3.94% (b)

(Cost $4,176)	4,176	4,176

TOTAL INVESTMENTS — 105.9%

(Cost $4,647,452)		5,870,830

Other assets and liabilities, net — (5.9%)		(325,548)

NET ASSETS — 100.0%		5,545,282

See Notes to Financial Statements.

DBX ETF Trust | 19

Schedule of Investments

Xtrackers US Green Infrastructure Select Equity ETF (Continued)

November 30, 2025 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:

Value ($) at 5/31/2025	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2025	Value ($) at 11/30/2025

SECURITIES LENDING COLLATERAL — 5.9%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.91% (b)(c)

410,100	—	(83,787)	(d)	—	—	12,781	—	326,313	326,313

CASH EQUIVALENTS — 0.1%

DWS Government Money Market Series “Institutional Shares”, 3.94% (b)

1,769	37,806	(35,399)		—	—	74	—	4,176	4,176

411,869	37,806	(119,186)		—	—	12,855	—	330,489	330,489

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2025 amounted to $330,031, which is 6.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2025.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$5,524,808	$—	$—	$5,524,808

Exchange-Traded Funds	15,533	—	—	15,533

Short-Term Investments (a)	330,489	—	—	330,489

TOTAL	$5,870,830	$—	$—	$5,870,830

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

20 | DBX ETF Trust

Schedule of Investments

Xtrackers US National Critical Technologies ETF

November 30, 2025 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 99.4%

Communication Services — 15.6%

Alphabet, Inc., Class A	22,240	7,120,803

AT&T, Inc.	43,266	1,125,781

Auto Trader Group PLC, 144A	8,232	69,698

BCE, Inc.	5,766	136,162

BT Group PLC	33,799	81,036

CAR Group Ltd.	3,615	82,430

Charter Communications, Inc., Class A *	576	115,269

Comcast Corp., Class A	21,900	584,511

Electronic Arts, Inc.	1,347	272,134

Embracer Group AB, Class B *	7,482	72,696

Meta Platforms, Inc., Class A	7,979	5,169,993

Pinterest, Inc., Class A *	3,639	95,051

Quebecor, Inc., Class B	2,862	108,112

Rightmove PLC	9,264	67,340

ROBLOX Corp., Class A *	3,561	338,402

Rogers Communications, Inc., Class B	2,214	86,762

Spark New Zealand Ltd.	63,367	82,209

Take-Two Interactive Software, Inc. *	1,030	253,452

Telstra Group Ltd.	67,338	217,269

TELUS Corp.	9,536	125,455

T-Mobile US, Inc.	2,669	557,848

TPG Telecom Ltd.	25,409	62,487

Trade Desk, Inc., Class A *	2,581	102,104

Verizon Communications, Inc.	25,219	1,036,753

Warner Bros Discovery, Inc. *	14,265	342,360

(Cost $15,683,052)		18,306,117

Consumer Discretionary — 5.4%

Amazon.com, Inc. *	26,378	6,151,877

Expedia Group, Inc.	700	178,983

(Cost $5,634,484)		6,330,860

Energy — 5.4%

Ampol Ltd.	4,134	83,420

Chevron Corp.	12,278	1,855,574

Exxon Mobil Corp.	25,700	2,979,144

Imperial Oil Ltd.	982	98,408

Marathon Petroleum Corp.	1,858	359,950

Phillips 66	2,431	332,950

Suncor Energy, Inc.	7,401	333,617

Valero Energy Corp.	1,808	319,582

(Cost $6,021,851)		6,362,645

Financials — 0.5%

Block, Inc. *	3,125	208,750

Fidelity National Information Services, Inc.	3,166	208,228

Global Payments, Inc.	1,433	108,564

	Number of Shares	Value $

Wise PLC, Class A *	6,836	79,980

(Cost $688,902)		605,522

Health Care — 17.0%

Abbott Laboratories	10,469	1,349,454

AbbVie, Inc.	10,621	2,418,402

Agilent Technologies, Inc.	1,677	257,420

Alnylam Pharmaceuticals, Inc. *	743	335,264

Amgen, Inc.	3,244	1,120,672

Astellas Pharma, Inc.	9,700	122,392

Biogen, Inc. *	915	166,612

Boston Scientific Corp. *	8,927	906,805

Bristol-Myers Squibb Co.	12,345	607,374

CSL Ltd.	2,925	357,364

Danaher Corp.	3,880	879,906

Dexcom, Inc. *	2,279	144,648

GE HealthCare Technologies, Inc.	2,679	214,293

Gilead Sciences, Inc.	7,520	946,317

GSK PLC	23,688	562,134

Haleon PLC	52,693	258,956

Hikma Pharmaceuticals PLC	3,727	76,741

ICON PLC *	496	91,760

IDEXX Laboratories, Inc. *	487	366,653

Intuitive Surgical, Inc. *	2,125	1,218,645

IQVIA Holdings, Inc. *	993	228,400

Labcorp Holdings, Inc.	495	133,046

Medtronic PLC	7,744	815,676

Mettler-Toledo International, Inc. *	121	178,683

Novo Nordisk A/S, Class B	19,276	949,498

Ono Pharmaceutical Co. Ltd.	7,000	98,709

Pfizer, Inc.	34,261	881,878

Pro Medicus Ltd.	468	81,805

Quest Diagnostics, Inc.	691	130,723

Regeneron Pharmaceuticals, Inc.	608	474,356

ResMed, Inc.	868	222,060

Royalty Pharma PLC, Class A	2,245	89,845

Takeda Pharmaceutical Co. Ltd.	9,200	265,653

Teva Pharmaceutical Industries Ltd. *	7,025	184,213

Thermo Fisher Scientific, Inc.	2,277	1,345,320

Veeva Systems, Inc., Class A *	887	213,137

Vertex Pharmaceuticals, Inc. *	1,554	673,830

Waters Corp. *	346	139,583

Zoetis, Inc.	2,712	347,624

(Cost $18,769,917)		19,855,851

Industrials — 13.0%

AMETEK, Inc.	1,375	272,099

Atlas Arteria Ltd. (a)	27,306	89,178

Auckland International Airport Ltd.	17,994	82,636

Automatic Data Processing, Inc.	2,460	628,038

See Notes to Financial Statements.

DBX ETF Trust | 21

Schedule of Investments

Xtrackers US National Critical Technologies ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

BAE Systems PLC	17,660	386,209

Boeing Co. *	4,568	863,352

Broadridge Financial Solutions, Inc.	720	164,225

CAE, Inc. *	2,882	79,035

Carrier Global Corp.	4,817	264,357

Dover Corp.	856	158,600

Eaton Corp. PLC	2,334	807,307

Emerson Electric Co.	3,361	448,290

Expeditors International of Washington, Inc.	784	115,170

Experian PLC	5,512	242,692

Ferrovial SE	2,818	184,649

Fortive Corp.	1,997	106,800

GE Vernova, Inc.	1,646	987,221

General Dynamics Corp.	1,625	555,149

Honeywell International, Inc.	3,836	737,241

Howmet Aerospace, Inc.	2,433	497,767

Illinois Tool Works, Inc.	1,789	445,962

Ingersoll Rand, Inc.	2,389	191,932

Johnson Controls International PLC	3,934	457,564

L3Harris Technologies, Inc.	1,121	312,411

Leidos Holdings, Inc.	751	143,516

Lockheed Martin Corp.	1,391	636,883

Mainfreight Ltd.	2,513	96,942

Melrose Industries PLC	10,138	79,925

Northrop Grumman Corp.	851	486,985

PACCAR, Inc.	3,089	325,642

Parker-Hannifin Corp.	757	652,307

Rockwell Automation, Inc.	666	263,643

Rolls-Royce Holdings PLC	49,160	695,664

RTX Corp.	8,107	1,417,995

Smiths Group PLC	2,453	79,436

SS&C Technologies Holdings, Inc.	1,277	109,745

Thomson Reuters Corp.	831	112,992

TransDigm Group, Inc.	336	457,017

Transurban Group (a)	19,198	187,969

Vertiv Holdings Co., Class A	2,281	409,964

(Cost $12,920,985)		15,234,509

Information Technology — 34.6%

Adobe, Inc. *	2,516	805,447

Amdocs Ltd.	982	75,103

Analog Devices, Inc.	2,943	780,896

Applied Materials, Inc.	4,778	1,205,250

AppLovin Corp., Class A *	1,349	808,698

Arista Networks, Inc. *	6,240	815,443

Atlassian Corp., Class A *	1,015	151,763

Autodesk, Inc. *	1,269	384,938

Cadence Design Systems, Inc. *	1,628	507,675

	Number of Shares	Value $

Capgemini SE	1,062	166,142

Celestica, Inc. *	688	236,947

Cellebrite DI Ltd. *	4,680	78,905

CGI, Inc.	1,133	101,162

Check Point Software Technologies Ltd. *	494	92,264

Circle Internet Group, Inc. *	1,278	102,151

Cisco Systems, Inc.	23,738	1,826,402

Cloudflare, Inc., Class A *	1,867	373,792

Cognizant Technology Solutions Corp., Class A	2,918	226,758

Constellation Software, Inc.	121	293,571

CoreWeave, Inc., Class A *	1,706	124,743

Corning, Inc.	4,723	397,677

Crowdstrike Holdings, Inc., Class A *	1,466	746,429

CyberArk Software Ltd. *	303	138,953

Datadog, Inc., Class A *	1,885	301,619

Dell Technologies, Inc., Class C	1,822	242,964

Fair Isaac Corp. *	142	256,428

Fortinet, Inc. *	3,806	308,781

Gen Digital, Inc.	3,222	84,964

GLOBALFOUNDRIES, Inc. *	2,460	88,166

Halma PLC	2,240	105,661

Hewlett Packard Enterprise Co.	8,031	175,638

HubSpot, Inc. *	295	108,359

International Business Machines Corp.	5,637	1,739,465

Intuit, Inc.	1,646	1,043,696

Keysight Technologies, Inc. *	1,061	210,025

KLA Corp.	796	935,674

Lam Research Corp.	7,554	1,178,424

Microchip Technology, Inc.	3,250	174,135

Microsoft Corp.	11,263	5,541,509

Monday.com Ltd. *	437	62,867

MongoDB, Inc. *	484	160,867

Motorola Solutions, Inc.	1,012	374,116

Nice Ltd., ADR *	97	10,289

Nice Ltd. *	539	56,208

NVIDIA Corp.	31,277	5,536,029

Open Text Corp.	2,179	73,542

Oracle Corp.	10,141	2,047,975

Palantir Technologies, Inc., Class A *	13,120	2,210,064

Palo Alto Networks, Inc. *	4,057	771,357

Roper Technologies, Inc.	657	293,167

Sage Group PLC	5,310	75,599

Salesforce, Inc.	5,589	1,288,488

ServiceNow, Inc. *	1,253	1,017,950

Shopify, Inc., Class A *	7,344	1,175,946

Snowflake, Inc. *	1,979	497,204

Strategy, Inc. *	1,588	281,362

Synopsys, Inc. *	1,118	467,335

See Notes to Financial Statements.

22 | DBX ETF Trust

Schedule of Investments

Xtrackers US National Critical Technologies ETF (Continued)

November 30, 2025 (Unaudited)

	Number of Shares	Value $

Technology One Ltd.	3,258	64,312

Trimble, Inc. *	1,426	116,105

VeriSign, Inc.	553	139,350

WiseTech Global Ltd.	1,550	74,224

Wix.com Ltd. *	640	61,254

Workday, Inc., Class A *	1,321	284,834

Xero Ltd. *	1,007	80,733

Zoom Communications, Inc. *	1,645	139,759

Zscaler, Inc. *	591	148,636

(Cost $35,095,293)		40,446,189

Materials — 2.2%

Air Products and Chemicals, Inc.	1,334	348,241

Antofagasta PLC	2,366	86,462

BHP Group Ltd.	28,989	792,188

Croda International PLC	2,074	74,802

Dow, Inc.	4,523	107,873

First Quantum Minerals Ltd. *	4,088	93,370

Freeport-McMoRan, Inc.	8,585	368,983

Lundin Mining Corp.	5,606	104,998

Lynas Rare Earths Ltd. *	7,167	68,011

Northern Star Resources Ltd.	8,594	153,072

Orica Ltd.	5,787	90,475

Solstice Advanced Materials, Inc. *	967	46,107

South32 Ltd.	43,223	91,273

Teck Resources Ltd., Class B	2,805	119,701

(Cost $2,344,294)		2,545,556

Real Estate — 0.2%

CoStar Group, Inc. *

(Cost $200,267)	2,529	173,995

Utilities — 5.5%

American Electric Power Co., Inc.	3,259	403,367

Constellation Energy Corp.	1,896	690,827

Dominion Energy, Inc.	5,109	320,692

Edison International	2,217	130,559

Emera, Inc.	1,757	85,477

Energix-Renewable Energies Ltd.	17,874	78,071

Entergy Corp.	2,694	262,719

Exelon Corp.	6,042	284,699

FirstEnergy Corp.	3,338	159,289

Fortis, Inc.	1,182	62,116

Hydro One Ltd., 144A	2,328	91,413

Iberdrola SA	39,886	841,779

Mercury NZ Ltd.	22,136	80,818

Meridian Energy Ltd.	25,391	82,061

National Grid PLC	28,863	438,462

NextEra Energy, Inc.	12,585	1,085,960

PPL Corp.	4,587	169,260

Southern Co.	6,682	608,864

SSE PLC	6,642	193,438

	Number of Shares	Value $

Vistra Corp.	1,997	357,183

(Cost $5,244,178)		6,427,054

TOTAL COMMON STOCKS

(Cost $102,603,223)		116,288,298

EXCHANGE-TRADED FUNDS — 0.1%

Xtrackers Artificial Intelligence And Big Data ETF (b)

(Cost $153,644)	4,475	188,342

CASH EQUIVALENTS — 0.2%

DWS Government Money Market Series “Institutional Shares”, 3.94% (c)

(Cost $233,392)	233,392	233,392

TOTAL INVESTMENTS — 99.7%

(Cost $102,990,259)		116,710,032

Other assets and liabilities, net — 0.3%		311,685

NET ASSETS — 100.0%		117,021,717

See Notes to Financial Statements.

DBX ETF Trust | 23

Schedule of Investments

Xtrackers US National Critical Technologies ETF (Continued)

November 30, 2025 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:

Value ($) at 5/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2025	Value ($) at 11/30/2025

EXCHANGE-TRADED FUNDS — 0.1%

Xtrackers Artificial Intelligence And Big Data ETF (b)

129,944	83,580	(58,910)	5,300	28,428	401	—	4,475	188,342

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.91% (c)(d)

—	—	—	—	—	2,031	—	—	—

CASH EQUIVALENTS — 0.2%

DWS Government Money Market Series “Institutional Shares”, 3.94% (c)

123,604	1,712,014	(1,602,226)	—	—	2,770	—	233,392	233,392

253,548	1,795,594	(1,661,136)	5,300	28,428	5,202	—	237,867	421,734

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

Micro E-mini NASDAQ 100 Index	USD	10	495,371	509,640	12/19/2025	14,269

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.

24 | DBX ETF Trust

Schedule of Investments

Xtrackers US National Critical Technologies ETF (Continued)

November 30, 2025 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$116,288,298	$—	$—	$116,288,298

Exchange-Traded Funds	188,342	—	—	188,342

Short-Term Investments (a)	233,392	—	—	233,392

Derivatives (b)

Futures Contracts	14,269	—	—	14,269

TOTAL	$116,724,301	$—	$—	$116,724,301

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust | 25

Statements of Assets and Liabilities

November 30, 2025 (Unaudited)

	Xtrackers Artificial Intelligence and Big Data ETF	Xtrackers Cybersecurity Select Equity ETF	Xtrackers International Real Estate ETF	Xtrackers Semiconductor Select Equity ETF

Assets

Investment in non-affiliated securities at value	$85,411,493	$7,725,729	$923,729,486	$15,572,343

Investment in DWS Government Money Market Series	311,224	15,760	3,553,249	8,740

Investment in DWS Government & Agency Securities Portfolio*	—	4,200	54,685,958	—

Foreign currency at value	34,496	5,347	1,915,005	31,422

Deposit with broker for futures contracts	27,727	2,462	511,803	—

Receivables:

Investment securities sold	—	—	—	20,401

Capital shares	—	—	—	936

Variation margin on futures contracts	28,292	12,648	206,292	—

Dividends	43,028	2,496	2,259,381	7,442

Interest	963	43	9,230	13

Affiliated securities lending income	282	25	42,913	1

Foreign tax reclaim	2,994	1,932	519,819	—

Total assets	$85,860,499	$7,770,642	$987,433,136	$15,641,298

Liabilities

Due to custodian	$—	$—	$—	$500

Payable upon return of securities loaned	—	4,200	54,685,958	—

Payables:

Investment securities purchased	—	—	—	44,235

Investment advisory fees	24,778	1,300	74,738	1,711

Deferred foreign tax	—	—	406,790	—

Total liabilities	24,778	5,500	55,167,486	46,446

Net Assets, at value	$85,835,721	$7,765,142	$932,265,650	$15,594,852

Net Assets Consist of

Paid-in capital	$72,840,129	$6,803,784	$970,228,028	$11,296,741

Distributable earnings (loss)	12,995,592	961,358	(37,962,378)	4,298,111

Net Assets, at value	$85,835,721	$7,765,142	$932,265,650	$15,594,852

Number of Common Shares outstanding	2,040,001	225,001	39,500,001	345,001

Net Asset Value	$42.08	$34.51	$23.60	$45.20

Investment in non-affiliated securities at cost	$72,633,182	$6,899,606	$872,947,362	$11,616,688

Value of securities loaned	$—	$3,964	$51,467,210	$—

Investment in DWS Government Money Market Series at cost	$311,224	$15,760	$3,553,249	$8,740

Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$4,200	$54,685,958	$—

Foreign currency at cost	$34,816	$5,342	$1,906,808	$31,420

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

26 | DBX ETF Trust

Statements of Assets and Liabilities (Continued)

November 30, 2025 (Unaudited)

	Xtrackers US Green Infrastructure Select Equity ETF	Xtrackers US National Critical Technologies ETF

Assets

Investment in non-affiliated securities at value	$5,540,341	$116,288,298

Investment in affiliated securities at value	—	188,342

Investment in DWS Government Money Market Series	4,176	233,392

Investment in DWS Government & Agency Securities Portfolio*	326,313	—

Foreign currency at value	—	82,340

Deposit with broker for futures contracts	—	36,811

Receivables:

Variation margin on futures contracts	—	37,298

Dividends	1,405	182,839

Interest	11	420

Affiliated securities lending income	940	159

Foreign tax reclaim	—	5,020

Total assets	$5,873,186	$117,054,919

Liabilities

Payable upon return of securities loaned	$326,313	$—

Payables:

Investment advisory fees	1,591	33,202

Total liabilities	327,904	33,202

Net Assets, at value	$5,545,282	$117,021,717

Net Assets Consist of

Paid-in capital	$6,012,969	$96,958,938

Distributable earnings (loss)	(467,687)	20,062,779

Net Assets, at value	$5,545,282	$117,021,717

Number of Common Shares outstanding	225,001	3,200,001

Net Asset Value	$24.65	$36.57

Investment in non-affiliated securities at cost	$4,316,963	$102,603,223

Investment in affiliated securities at cost	$—	$153,644

Value of securities loaned	$330,031	$—

Investment in DWS Government Money Market Series at cost	$4,176	$233,392

Investment in DWS Government & Agency Securities Portfolio at cost*	$326,313	$—

Foreign currency at cost	$—	$81,637

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

DBX ETF Trust | 27

Statements of Operations

For the Six Months Ended November 30, 2025 (Unaudited)

	Xtrackers Artificial Intelligence and Big Data ETF	Xtrackers Cybersecurity Select Equity ETF	Xtrackers International Real Estate ETF	Xtrackers Semiconductor Select Equity ETF

Investment Income

Unaffiliated dividend income*	$330,809	$19,220	$13,685,332	$50,621

Affiliated dividend income	424	—	—	—

Income distributions from affiliated funds	4,050	269	43,317	127

Affiliated securities lending income	282	140	298,875	18

Total investment income	335,565	19,629	14,027,524	50,766

Expenses

Investment advisory fees	124,433	8,097	442,347	7,383

Other expenses	122	58	1,150	58

Total expenses	124,555	8,155	443,497	7,441

Less fees waived (see note 3):

Waiver	(123)	(8)	(1,389)	(4)

Net expenses	124,432	8,147	442,108	7,437

Net investment income (loss)	211,133	11,482	13,585,416	43,329

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:

Investments**	(471,054)	(19,879)	(10,344,267)	(93,020)

Investments in affiliates	7,307	—	—	—

In-kind redemptions	674,468	221,903	—	548,120

Futures contracts	43,897	16,923	796,652	—

Foreign currency transactions	(2,717)	1,158	71,141	1,777

Net realized gain (loss)	251,901	220,105	(9,476,474)	456,877

Net change in unrealized appreciation (depreciation) on:

Investments***	10,916,796	(265,649)	61,851,457	3,379,249

Investments in affiliates	(7,383)	—	—	—

Futures contracts	(3,196)	(5,275)	(162,878)	—

Foreign currency translations	(2,132)	(3,894)	(144,472)	(104)

Net change in unrealized appreciation (depreciation)	10,904,085	(274,818)	61,544,107	3,379,145

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	11,155,986	(54,713)	52,067,633	3,836,022

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,367,119	$(43,231)	$65,653,049	$3,879,351

* Unaffiliated foreign tax withheld	$11,374	$2,108	$1,495,464	$5,676

** Including foreign taxes	$—	$—	$53	$—

*** Including change in deferred foreign taxes	$—	$—	$187,208	$—

See Notes to Financial Statements.

28 | DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended November 30, 2025 (Unaudited)

	Xtrackers US Green Infrastructure Select Equity ETF	Xtrackers US National Critical Technologies ETF

Investment Income

Unaffiliated dividend income*	$10,330	$834,749

Affiliated dividend income	—	401

Income distributions from affiliated funds	74	2,770

Affiliated securities lending income	12,781	2,031

Total investment income	23,185	839,951

Expenses

Investment advisory fees	8,492	206,539

Other expenses	58	58

Total expenses	8,550	206,597

Less fees waived (see note 3):

Waiver	(3)	(402)

Net expenses	8,547	206,195

Net investment income (loss)	14,638	633,756

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:

Investments	(256,216)	32,162

Investments in affiliates	—	5,300

In-kind redemptions	570,020	7,753,436

Futures contracts	—	53,742

Foreign currency transactions	—	2,279

Net realized gain (loss)	313,804	7,846,919

Net change in unrealized appreciation (depreciation) on:

Investments	1,401,989	7,631,670

Investments in affiliates	—	28,428

Futures contracts	—	(10,483)

Foreign currency translations	—	(1,719)

Net change in unrealized appreciation (depreciation)	1,401,989	7,647,896

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1,715,793	15,494,815

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,730,431	$16,128,571

* Unaffiliated foreign tax withheld	$—	$10,575

See Notes to Financial Statements.

DBX ETF Trust | 29

Statements of Changes in Net Assets

	Xtrackers Artificial Intelligence		Xtrackers Cybersecurity Select
	and Big Data ETF		Equity ETF
	For the Six Months Ended November 30, 2025 (Unaudited)	For the Period August 2, 2024(1) to May 31, 2025	For the Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$211,133	$156,138	$11,482	$16,963

Net realized gain (loss)	251,901	(221,475)	220,105	717,567

Net change in net unrealized appreciation (depreciation)	10,904,085	1,885,757	(274,818)	791,773

Net increase (decrease) in net assets resulting from operations	11,367,119	1,820,420	(43,231)	1,526,303

Distributions to Shareholders	(147,656)	(19,894)	(14,364)	(90,861)

Fund Shares Transactions

Proceeds from shares sold	35,226,653	41,030,578	363,129	2,443,179

Value of shares redeemed	(3,094,855)	(346,674)	(355,716)	(1,718,684)

Net increase (decrease) in net assets resulting from fund share transactions	32,131,798	40,683,904	7,413	724,495

Total net increase (decrease) in Net Assets	43,351,261	42,484,430	(50,182)	2,159,937

Net Assets

Beginning of period	42,484,460	30	7,815,324	5,655,387

End of period	$85,835,721	$42,484,460	$7,765,142	$7,815,324

Changes in Shares Outstanding

Shares outstanding, beginning of period	1,210,001	1	225,001	200,001

Shares sold	910,000	1,220,000	10,000	75,000

Shares redeemed	(80,000)	(10,000)	(10,000)	(50,000)

Shares outstanding, end of period	2,040,001	1,210,001	225,001	225,001

(1)	Commencement of Operations.

See Notes to Financial Statements.

30 | DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers International Real		Xtrackers Semiconductor Select
	Estate ETF		Equity ETF
	For the Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$13,585,416	$26,934,438	$43,329	$74,395

Net realized gain (loss)	(9,476,474)	(22,234,989)	456,877	377,536

Net change in net unrealized appreciation (depreciation)	61,544,107	71,388,200	3,379,145	(1,213,075)

Net increase (decrease) in net assets resulting from operations	65,653,049	76,087,649	3,879,351	(761,144)

Distributions to Shareholders	(17,175,240)	(30,376,054)	(44,273)	(122,553)

Fund Shares Transactions

Proceeds from shares sold	59,100,027	84,681,908	5,707,381	2,133,240

Value of shares redeemed	—	(7,420,764)	(923,386)	(1,936,867)

Net increase (decrease) in net assets resulting from fund share transactions	59,100,027	77,261,144	4,783,995	196,373

Total net increase (decrease) in Net Assets	107,577,836	122,972,739	8,619,073	(687,324)

Net Assets

Beginning of period	824,687,814	701,715,075	6,975,779	7,663,103

End of period	$932,265,650	$824,687,814	$15,594,852	$6,975,779

Changes in Shares Outstanding

Shares outstanding, beginning of period	36,950,001	33,200,001	235,001	225,001

Shares sold	2,550,000	4,100,000	130,000	70,000

Shares redeemed	–	(350,000)	(20,000)	(60,000)

Shares outstanding, end of period	39,500,001	36,950,001	345,001	235,001

See Notes to Financial Statements.

DBX ETF Trust | 31

Statements of Changes in Net Assets (Continued)

	Xtrackers US Green		Xtrackers US National Critical
	Infrastructure Select Equity ETF		Technologies ETF
	For the Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$14,638	$47,493	$633,756	$909,272

Net realized gain (loss)	313,804	(935,221)	7,846,919	(508,838)

Net change in net unrealized appreciation (depreciation)	1,401,989	224,229	7,647,896	4,407,388

Net increase (decrease) in net assets resulting from operations	1,730,431	(663,499)	16,128,571	4,807,822

Distributions to Shareholders	(12,355)	(40,957)	(678,687)	(722,401)

Fund Shares Transactions

Proceeds from shares sold	645,345	916,153	13,853,548	68,827,582

Value of shares redeemed	(647,150)	(906,363)	(24,406,271)	(4,764,954)

Net increase (decrease) in net assets resulting from fund share transactions	(1,805)	9,790	(10,552,723)	64,062,628

Total net increase (decrease) in Net Assets	1,716,271	(694,666)	4,897,161	68,148,049

Net Assets

Beginning of period	3,829,011	4,523,677	112,124,556	43,976,507

End of period	$5,545,282	$3,829,011	$117,021,717	$112,124,556

Changes in Shares Outstanding

Shares outstanding, beginning of period	225,001	225,001	3,500,001	1,500,001

Shares sold	25,000	50,000	390,000	2,150,000

Shares redeemed	(25,000)	(50,000)	(690,000)	(150,000)

Shares outstanding, end of period	225,001	225,001	3,200,001	3,500,001

See Notes to Financial Statements.

32 | DBX ETF Trust

Financial Highlights

Xtrackers Artificial Intelligence and Big Data ETF

	For the Six Months Ended 11/30/2025 (Unaudited)		Period Ended 5/31/2025(a)

Selected Per Share Data

Net Asset Value, beginning of period	$35.11		$30.00

Income (loss) from investment operations:

Net investment income (loss)(b)	0.12		0.21

Net realized and unrealized gain (loss)	6.96		4.93

Total from investment operations	7.08		5.14

Less distributions from:

Net investment income	(0.11)		(0.03)

Total from distributions	(0.11)		(0.03)

Net Asset Value, end of period	$42.08		$35.11

Total Return (%)(c)	20.20	**	17.13	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	86		42

Ratio of expenses before fee waiver (%)	0.35	*	0.35	*

Ratio of expenses after fee waiver (%)	0.35	*	0.35	*

Ratio of net investment income (loss) (%)	0.59	*	0.79	*

Portfolio turnover rate (%)(d)	12	**	11	**

(a)	For the period August 2, 2024 (commencement of operations) through May 31, 2025. (b) Based on average shares outstanding during the period.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust | 33

Financial Highlights (Continued)

Xtrackers Cybersecurity Select Equity ETF

	For the Six Months Ended 11/30/2025 (Unaudited)		Year Ended 5/31/2025	Period Ended 5/31/2024(a)

Selected Per Share Data

Net Asset Value, beginning of period	$34.73		$28.28	$25.00

Income (loss) from investment operations:

Net investment income (loss)(b)	0.05		0.08	0.19

Net realized and unrealized gain (loss)	(0.21)		6.82	3.29

Total from investment operations	(0.16)		6.90	3.48

Less distributions from:

Net investment income	(0.06)		(0.07)	(0.17)

Net realized gains	–		(0.38)	(0.03)

Total from distributions	(0.06)		(0.45)	(0.20)

Net Asset Value, end of period	$34.51		$34.73	$28.28

Total Return (%)(c)	(0.47	)**	24.47	13.87	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	8		8	6

Ratio of expenses before fee waiver (%)	0.20	*	0.20	0.20	*

Ratio of expenses after fee waiver (%)	0.20	*	0.20	0.20	*

Ratio of net investment income (loss) (%)	0.28	*	0.26	0.78	*

Portfolio turnover rate (%)(d)	12	**	49	41	**

(a)	For the period July 13, 2023 (commencement of operations) through May 31, 2024. (b) Based on average shares outstanding during the period.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

34 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers International Real Estate ETF

	For the Six		Years Ended May 31,
	Months
	Ended
	11/30/2025
	(Unaudited)		2025	2024	2023	2022	2021

Selected Per Share Data

Net Asset Value, beginning of period	$22.32		$21.14	$20.14	$24.67	$29.15	$22.85

Income (loss) from investment operations:

Net investment income (loss)(a)	0.36		0.77	0.80	0.80	0.92	0.92

Net realized and unrealized gain (loss)	1.38		1.30	0.97	(4.91)	(4.05)	6.28

Total from investment operations	1.74		2.07	1.77	(4.11)	(3.13)	7.20

Less distributions from:

Net investment income	(0.46)		(0.89)	(0.77)	(0.42)	(1.35)	(0.90)

Total from distributions	(0.46)		(0.89)	(0.77)	(0.42)	(1.35)	(0.90)

Net Asset Value, end of period	$23.60		$22.32	$21.14	$20.14	$24.67	$29.15

Total Return (%)(b)	7.94	**	10.39	8.91	(16.76)	(11.26)	32.15

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	932		825	702	560	559	458

Ratio of expenses before fee waiver (%)	0.10	*	0.10	0.12	0.12	0.12	0.12

Ratio of expenses after fee waiver (%)	0.10	*	0.10	0.10	0.10	0.10	0.10

Ratio of net investment income (loss) (%)	3.07	*	3.64	3.86	3.70	3.38	3.55

Portfolio turnover rate (%)(c)	5	**	8	15	8	17	9

(a)	Based on average shares outstanding during the period.

(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust | 35

Financial Highlights (Continued)

Xtrackers Semiconductor Select Equity ETF

	For the Six Months Ended 11/30/2025 (Unaudited)		Year Ended 5/31/2025	Period Ended 5/31/2024(a)

Selected Per Share Data

Net Asset Value, beginning of period	$29.68		$34.06	$25.00

Income (loss) from investment operations:

Net investment income (loss)(b)	0.17		0.32	0.24

Net realized and unrealized gain (loss)	15.53		(4.17)	8.98

Total from investment operations	15.70		(3.85)	9.22

Less distributions from:

Net investment income	(0.18)		(0.31)	(0.16)

Net realized gains	–		(0.22)	–

Total from distributions	(0.18)		(0.53)	(0.16)

Net Asset Value, end of period	$45.20		$29.68	$34.06

Total Return (%)(c)	53.05	**	(11.35)	36.98	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	16		7	8

Ratio of expenses before fee waiver (%)	0.15	*	0.15	0.15	*

Ratio of expenses after fee waiver (%)	0.15	*	0.15	0.15	*

Ratio of net investment income (loss) (%)	0.88	*	1.03	0.99	*

Portfolio turnover rate (%)(d)	11	**	19	18	**

(a)	For the period July 13, 2023 (commencement of operations) through May 31, 2024. (b) Based on average shares outstanding during the period.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

36 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers US Green Infrastructure Select Equity ETF

	For the Six Months Ended 11/30/2025 (Unaudited)		Year Ended 5/31/2025		Period Ended 5/31/2024(a)

Selected Per Share Data

Net Asset Value, beginning of period	$17.02		$20.11		$25.00

Income (loss) from investment operations:

Net investment income (loss)(b)	0.06		0.21		0.13

Net realized and unrealized gain (loss)	7.62		(3.12)		(4.91)

Total from investment operations	7.68		(2.91)		(4.78)

Less distributions from:

Net investment income	(0.05)		(0.18)		(0.11)

Total from distributions	(0.05)		(0.18)		(0.11)

Net Asset Value, end of period	$24.65		$17.02		$20.11

Total Return (%)	45.28	**(c)	(14.51	)(c)	(19.15	)**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	6		4		5

Ratio of expenses before fee waiver (%)	0.35	*	0.35		0.35	*

Ratio of expenses after fee waiver (%)	0.35	*	0.35		0.35	*

Ratio of net investment income (loss) (%)	0.60	*	1.17		0.74	*

Portfolio turnover rate (%)(d)	30	**	60		55	**

(a)	For the period July 13, 2023 (commencement of operations) through May 31, 2024. (b) Based on average shares outstanding during the period.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust | 37

Financial Highlights (Continued)

Xtrackers US National Critical Technologies ETF

	For the Six Months Ended 11/30/2025 (Unaudited)		Year Ended 5/31/2025	Period Ended 5/31/2024(a)

Selected Per Share Data

Net Asset Value, beginning of period	$32.04		$29.32	$25.00

Income (loss) from investment operations:

Net investment income (loss)(b)	0.19		0.40	0.23

Net realized and unrealized gain (loss)	4.54		2.68	4.19

Total from investment operations	4.73		3.08	4.42

Less distributions from:

Net investment income	(0.20)		(0.35)	(0.10)

Net realized gains	–		(0.01)	–

Total from distributions	(0.20)		(0.36)	(0.10)

Net Asset Value, end of period	$36.57		$32.04	$29.32

Total Return (%)(c)	14.82	**	10.54	17.70	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	117		112	44

Ratio of expenses before fee waiver (%)	0.35	*	0.35	0.35	*

Ratio of expenses after fee waiver (%)	0.35	*	0.35	0.35	*

Ratio of net investment income (loss) (%)	1.07	*	1.31	1.50	*

Portfolio turnover rate (%)(d)	4	**	29	6	**

(a)	For the period November 16, 2023 (commencement of operations) through May 31, 2024. (b) Based on average shares outstanding during the period.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

38 | DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2025, the Trust consists of forty-two investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Artificial Intelligence and Big Data ETF

Xtrackers Cybersecurity Select Equity ETF

Xtrackers International Real Estate ETF

Xtrackers Semiconductor Select Equity ETF

Xtrackers US Green Infrastructure Select Equity ETF

Xtrackers US National Critical Technologies ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers Artificial Intelligence and Big Data ETF, Xtrackers Cybersecurity Select Equity ETF, Xtrackers Semiconductor Select Equity ETF and Xtrackers US Green Infrastructure Select Equity ETF offer shares that are listed and traded on the Nasdaq Stock Market (“NASDAQ”). Xtrackers International Real Estate ETF and Xtrackers US National Critical Technologies ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 10,000 shares, except for Xtrackers International Real Estate ETF which lots consist of 50,000 shares and Xtrackers US Green Infrastructure Select Equity ETF which lots consist of 25,000 shares each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of the shares may acquire those shares from the Fund, or tender such shares for redemption to the Fund, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index

Xtrackers Artificial Intelligence and Big Data ETF	Nasdaq Global Artificial Intelligence and Big Data Index

Xtrackers Cybersecurity Select Equity ETF	Solactive Cyber Security ESG Screened Index

Xtrackers International Real Estate ETF	iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index

Xtrackers Semiconductor Select Equity ETF	Solactive Semiconductor ESG Screened Index

Xtrackers US Green Infrastructure Select Equity ETF	Solactive United States Green Infrastructure ESG Screened Index

Xtrackers US National Critical Technologies ETF	Solactive Whitney U.S. Critical Technologies Index

Nasdaq Global Artificial Intelligence and Big Data Index is comprised of a selection of companies engaged in the sub-themes of deep learning, image recognition, natural language processing (NLP), speech recognition & chatbots, big data, cloud computing and cybersecurity. The Underlying Index is rebalanced semi-annually.

The Solactive Cyber Security ESG Screened Index is comprised of companies that have business operations in the field of cybersecurity and that fulfill certain sustainability criteria. The Underlying Index is rebalanced quarterly.

The iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index is a free-float capitalization weighted index that provides exposure to publicly traded real estate securities in countries outside the United States, excluding Pakistan and Vietnam. The Underlying Index is rebalanced quarterly.

The Solactive Semiconductor ESG Screened Index is comprised of companies that have business operations in the semiconductor industry and that fulfill certain sustainability criteria. The Underlying Index is rebalanced quarterly. The Solactive United States Green Infrastructure ESG Screened Index which is comprised of companies that have business exposure in the production, generation, or distribution of green energy or are engaged in the establishment of a sustainable infrastructure to enable the use of renewable energy and that fulfill certain sustainability criteria. The Underlying Index is rebalanced quarterly.

DBX ETF Trust | 39

Solactive Whitney U.S. Critical Technologies Index is a market-capitalization weighted index, subject to caps on the weighting of individual companies, that is designed to track companies that support critical emerging technologies across the U.S. and its allies by selecting companies from a defined investment universe that satisfy key criteria related to their association with critical technology sectors and their geopolitical risk rating. The Underlying Index is rebalanced on the last Thursday of the months of January, April, July and October.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between its respective index provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Xtrackers International Real Estate ETF is a diversified series of the Trust. Xtrackers Artificial Intelligence and Big Data ETF, Xtrackers Cybersecurity Select Equity ETF, Xtrackers Semiconductor Select Equity ETF, Xtrackers US Green Infrastructure Select Equity ETF and Xtrackers US National Critical Technologies ETF are non-diversified and are not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund.

Each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole, and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange and the Nasdaq, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes

40 | DBX ETF Trust

significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following each Fund’s Schedule of Investments.

Investment Transactions and Investment Income Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of the Xtrackers Cybersecurity Select Equity ETF, Xtrackers Semiconductor Select Equity ETF, Xtrackers US Green Infrastructure Select Equity ETF and Xtrackers US National Critical Technologies ETF to pay out dividends from its net investment income, if any, to investors quarterly. It is the policy of the Xtrackers Artificial Intelligence and Big Data ETF and Xtrackers International Real Estate ETF to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

DBX ETF Trust | 41

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended May 31, 2025 (or since the Fund’s inception if the Fund commenced operations less than four years prior to May 31, 2025), remains subject to examination by taxing authorities. Specific to foreign countries in which the applicable Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2025, the Funds did not incur any interest or penalties.

At May 31, 2025, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount

Xtrackers Artificial Intelligence and Big Data ETF	$153,942	$—	$153,942

Xtrackers International Real Estate ETF	5,917,135	32,541,604	38,458,739

Xtrackers US Green Infrastructure Select Equity ETF	1,170,453	677,466	1,847,919

Xtrackers US National Critical Technologies ETF	331,702	171,389	503,091

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended May 31, 2025, the following Fund incurred and will elect to defer post-October capital losses.

Post-October Losses on Capital
Xtrackers Semiconductor Select Equity ETF	$95,911

As of May 31, 2025, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)

Xtrackers Artificial Intelligence and Big Data ETF	$40,570,039	$1,792,150	$3,555,865	$(1,763,715)

Xtrackers Cybersecurity Select Equity ETF	7,203,901	1,007,305	1,422,112	(414,807)

Xtrackers International Real Estate ETF	969,249,781	(64,269,568)	70,057,667	(134,327,235)

Xtrackers Semiconductor Select Equity ETF	6,424,733	542,897	1,053,121	(510,224)

Xtrackers US Green Infrastructure Select Equity ETF	4,576,113	(337,844)	583,311	(921,155)

Xtrackers US National Critical Technologies ETF	107,063,651	4,801,995	9,802,038	(5,000,043)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of November 30, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both

42 | DBX ETF Trust

realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, for Xtrackers Cybersecurity Select Equity ETF, Xtrackers International Real Estate ETF, Xtrackers Semiconductor Select Equity ETF, Xtrackers US Green Infrastructure Select Equity ETF and Xtrackers US National Critical Technologies ETF, lends securities of the Funds to certain financial institutions under the terms of its securities lending agreement. Deutsche Bank AG serves as securities lending agent for Xtrackers Artificial Intelligence and Big Data ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2025, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.14% annualized effective rate as of November 30, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2025, the Funds listed below had securities on loan. The value of the related collateral for Xtrackers Cybersecurity Select Equity ETF and Xtrackers International Real Estate ETF exceeded the value of the securities loaned at period end. The value of the related collateral for Xtrackers US Green Infrastructure Select Equity ETF was less than the value of securities on loan due to the increased market value of securities on loan as of at period end. On the next business day, additional collateral was received, and the value of collateral exceeded the value of the securities on loan.

Remaining Contractual Maturity of the Agreements, as of November 30, 2025
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total

Xtrackers Cybersecurity Select Equity ETF

Common Stocks	$4.200	$—	$—	$—	$4.200

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$4,200

Xtrackers International Real Estate ETF

Common Stocks	$54,685,958	$—	$—	$—	$54,685,958

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$54,685,958

Xtrackers US Green Infrastructure Select Equity ETF

Common Stocks	$326,313	$—	$—	$—	$326,313

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$326,313

As of November 30, 2025, Xtrackers Artificial Intelligence and Big Data ETF, Xtrackers Semiconductor Select Equity ETF and Xtrackers US National Critical Technologies ETF had no securities on loan.

Derivatives

Futures Contracts Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2025, the Xtrackers Artificial Intelligence and Big Data ETF, Xtrackers Cybersecurity Select, Xtrackers International Real Estate ETF and Xtrackers US National Critical Technologies ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

DBX ETF Trust | 43

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2025 is included in a table following the Funds’ Schedule of Investments.

The following table summarizes the value of the Funds’ derivative instruments held as of November 30, 2025 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives

Xtrackers Artificial Intelligence and Big Data ETF

Equity contracts	Unrealized appreciation on futures contracts*	$11,925	Unrealized depreciation on futures contracts*	$—

	Total	$11,925	Total	$—

Xtrackers Cybersecurity Select Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$902	Unrealized depreciation on futures contracts*	$—

	Total	$902	Total	$—

Xtrackers International Real Estate ETF

Equity contracts	Unrealized appreciation on futures contracts*	$223,880	Unrealized depreciation on futures contracts*	$40,243

	Total	$223,880	Total	$40,243

Xtrackers US National Critical Technologies ETF

Equity contracts	Unrealized appreciation on futures contracts*	$14,269	Unrealized depreciation on futures contracts*	$—

	Total	$14,269	Total	$—

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following each Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2025 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:	Futures Contracts – Equity Contracts

Xtrackers Artificial Intelligence and Big Data ETF	$43,897

Xtrackers Cybersecurity Select Equity ETF	16,923

Xtrackers International Real Estate ETF	796,652

Xtrackers US National Critical Technologies ETF	53,742

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts – Equity Contracts

Xtrackers Artificial Intelligence and Big Data ETF	$(3,196)

Xtrackers Cybersecurity Select Equity ETF	(5,275)

Xtrackers International Real Estate ETF	(162,878)

Xtrackers US National Critical Technologies ETF	(10,483)

44 | DBX ETF Trust

For the period ended November 30, 2025 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)

Xtrackers Artificial Intelligence and Big Data ETF	$287,380

Xtrackers Cybersecurity Select Equity ETF	71,141

Xtrackers International Real Estate ETF	7,680,451

Xtrackers US National Critical Technologies ETF	252,296

Cash Cash consists of cash held at banks and is on deposit with major financial institutions.

Affiliated Cash Management Vehicles The Funds may invest uninvested cash balances in DWS Government Money Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee

Xtrackers Artificial Intelligence and Big Data ETF	0.35%

Xtrackers Cybersecurity Select Equity ETF	0.20%

Xtrackers International Real Estate ETF	0.10%

Xtrackers Semiconductor Select Equity ETF	0.15%

Xtrackers US Green Infrastructure Select Equity ETF	0.35%

Xtrackers US National Critical Technologies ETF	0.35%

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the period ended November 30, 2025, the Advisor waived expenses of the Funds as follows:

Expenses Waived

Xtrackers Artificial Intelligence and Big Data ETF	$123

Xtrackers Cybersecurity Select Equity ETF	8

Xtrackers International Real Estate ETF	1,389

Xtrackers Semiconductor Select Equity ETF	4

Xtrackers US Green Infrastructure Select Equity ETF	3

Xtrackers US National Critical Technologies ETF	402

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

DBX ETF Trust | 45

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

Affiliated Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the fund listed below. For the period ended November 30, 2025, the Funds incurred securities lending agent fees to Deutsche Bank AG as follows:

Securities Lending Agent Fees

Xtrackers Artificial Intelligence and Big Data ETF	$21

4. Investment Portfolio Transactions

For the period ended November 30, 2025, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales

Xtrackers Artificial Intelligence and Big Data ETF	$11,161,552	$8,518,078

Xtrackers Cybersecurity Select Equity ETF	1,103,084	989,691

Xtrackers International Real Estate ETF	47,980,016	39,950,584

Xtrackers Semiconductor Select Equity ETF	2,017,742	1,143,684

Xtrackers US Green Infrastructure Select Equity ETF	1,459,365	1,453,515

Xtrackers US National Critical Technologies ETF	5,201,458	5,190,287

For the period ended November 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales

Xtrackers Artificial Intelligence and Big Data ETF	$32,478,917	$3,086,564

Xtrackers Cybersecurity Select Equity ETF	350,980	355,012

Xtrackers International Real Estate ETF	49,411,689	—

Xtrackers Semiconductor Select Equity ETF	4,852,695	955,003

Xtrackers US Green Infrastructure Select Equity ETF	645,328	653,033

Xtrackers US National Critical Technologies ETF	13,601,540	24,340,132

5. Fund Share Transactions

As of November 30, 2025, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. As of November 30, 2025, transaction fees for the creation or redemption of a Creation Unit of Xtrackers US National Critical Technologies ETF are paid by the Fund’s Advisor.

46 | DBX ETF Trust

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At November 30, 2025, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held

Xtrackers Cybersecurity Select Equity ETF	64%

Xtrackers Semiconductor Select Equity ETF	33%

Xtrackers US Green Infrastructure Select Equity ETF	89%

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers International Real Estate ETF, and certain other funds managed by the Advisor to borrow up to $105 million. The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Fund had no outstanding loans at November 30, 2025.

DBX ETF Trust | 47

(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not Applicable. The Independent Trustees are paid by the Advisor out of the unitary advisory fee. See Note 3 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not Applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
Principal Executive Officer

Date	February 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
Principal Executive Officer

Date	February 3, 2026

By (Signature and Title)	/s/ Diane Kenneally
Diane Kenneally
Principal Financial Officer

Date	February 3, 2026